UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.
Semi-Annual Report

April 30, 2012

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2012 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/11	Actual Ending Account Value 4/30/12	Actual Expenses Paid During Period* 11/1/11-4/30/12	Actual Expense Ratio During Period 11/1/11-4/30/12**

Large Cap Core Fund	$1,000.00	$1,010.50	$5.00	1.00%
Large Cap Strategies Fund	1,000.00	1,091.10	5.93	1.14%
Global Small & Mid Cap Fund	1,000.00	1,093.70	5.78	1.11%
Global Opportunities Fund	1,000.00	1,049.60	6.12	1.20%
Real Return Fund	1,000.00	926.50	5.27	1.10%
Fixed Income Fund	1,000.00	1,017.30	3.31	0.66%
Municipal Bond Fund	1,000.00	1,033.80	3.19	0.63%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses – (Continued)
For the Period Ended April 30, 2012 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/11	Hypothetical Ending Account Value 4/30/12	Hypothetical Expenses Paid During Period* 11/1/11-4/30/12	Hypothetical Expense Ratio During Period 11/1/11-4/30/12**

Large Cap Core Fund	$1,000.00	$1,019.89	$5.02	1.00%
Large Cap Strategies Fund	1,000.00	1,019.19	5.72	1.14%
Global Small & Mid Cap Fund	1,000.00	1,019.34	5.57	1.11%
Global Opportunities Fund	1,000.00	1,018.90	6.02	1.20%
Real Return Fund	1,000.00	1,019.39	5.52	1.10%
Fixed Income Fund	1,000.00	1,021.58	3.32	0.66%
Municipal Bond Fund	1,000.00	1,021.73	3.17	0.63%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 96.3%
Banks — 6.1%
529,125	Barclays Plc - ADR	$7,534,740
607,550	China Construction Bank Corp. - ADR	9,392,723
706,850	Nordea Bank AB - ADR	6,177,869
1,641,700	Sumitomo Mitsui Financial Group, Inc. - ADR	10,588,965

		33,694,297

Consumer Discretionary — 13.8%
135,975	Carnival Corp.	4,417,828
292,825	Comcast Corp. - Class A	8,881,382
331,825	ITOCHU Corp. - ADR	7,449,471
301,650	Lowe’s Cos., Inc.	9,492,926
271,975	Macy’s, Inc.	11,156,415
152,325	Magna International, Inc.	6,676,405
174,450	McGraw-Hill Cos., Inc. (The)	8,577,707
664,278	Oriental Land Co. Ltd. - ADR	7,167,560
211,950	Target Corp.	12,280,383

		76,100,077

Consumer Staples — 9.9%
66,350	Ajinomoto Co., Inc. - ADR	8,584,078
425,050	Associated British Foods Plc - ADR	8,420,241
164,625	CVS Caremark Corp.	7,345,568
167,945	Imperial Tobacco Group Plc - ADR	13,437,279
895,325	Koninklijke Ahold NV - ADR	11,415,394
159,600	Unilever NV - NY Shares	5,482,259

		54,684,819

Energy — 9.1%
98,785	China Petroleum & Chemical Corp. - ADR	10,418,854
131,200	ConocoPhillips	9,397,856
230,500	ENI SpA - ADR	10,271,080
294,600	Marathon Oil Corp.	8,643,564
238,300	Total SA - ADR	11,464,613

		50,195,967

Health Care — 9.8%
213,105	Johnson & Johnson	13,871,004
150,575	Merck KGAA - ADR	5,510,744
348,150	Sanofi - ADR	13,292,367
272,725	Teva Pharmaceutical Industries Ltd. - ADR	12,474,442
151,850	UnitedHealth Group, Inc.	8,526,378

		53,674,935

Industrials — 6.0%
379,825	Deutsche Post AG - ADR	7,095,131
1,086,925	East Japan Railway Co. - ADR	11,108,374
145,800	Embraer SA - ADR	5,050,511
78,450	General Dynamics Corp.	5,295,375

Shares		Value

Industrials (continued)
221,950	Koninklijke Philips Electronics NV - NY Shares(b)	$4,436,781

		32,986,172

Information Technology — 10.3%
214,425	Accenture Plc - Class A	13,926,904
69,605	International Business Machines Corp.	14,413,803
453,325	Microsoft Corp.	14,515,467
153,500	Seagate Technology Plc.	4,721,659
481,375	Western Union Co. (The)	8,847,673

		56,425,506

Insurance — 7.7%
204,250	ACE Ltd.	15,516,873
450,700	Allianz SE - ADR	4,984,741
978,350	Muenchener Rueckversi- cherungs AG - ADR	14,205,642
893,850	Suncorp Group Ltd. - ADR	7,481,525

		42,188,781

Materials — 6.8%
220,200	AKZO Nobel NV - ADR	3,948,185
256,400	Barrick Gold Corp.	10,366,252
104,075	BHP Billiton Plc -ADR	6,698,267
132,700	Freeport-McMoRan Copper & Gold, Inc.	5,082,409
235,025	Newmont Mining Corp.	11,198,941

		37,294,054

Real Estate — 1.1%
498,975	Wharf Holdings Ltd. - ADR	5,852,977

Telecommunication Services — 8.7%
449,175	Abertis Infraestructuras SA - ADR	3,440,681
219,175	CenturyLink, Inc.	8,451,388
179,520	China Telecom Corp. Ltd. - ADR	9,607,910
565,325	SK Telecom Co. Ltd. - ADR	7,643,194
954,225	Tele2 AB - ADR	9,217,814
314,950	Tim Participacoes SA - ADR	9,426,454

		47,787,441

Utilities — 7.0%
73,400	DTE Energy Co.	4,138,291
203,375	Exelon Corp.	7,933,659
225,750	FirstEnergy Corp.	10,569,615
321,000	SSE Plc - ADR	6,946,439
189,775	Tokyo Gas Co. Ltd. - ADR	9,109,200

		38,697,204

Total Common Stocks (Cost $509,231,476)		529,582,230

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 2.2%
U.S. Treasury Bills — 2.2%
$12,000,000	0.04%, 05/10/12(c)	$11,999,895

Total U.S. Government Securities (Cost $11,999,895)		11,999,895

Shares

INVESTMENT COMPANY — 1.4%
7,746,300	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	7,746,300

Total Investment Company (Cost $7,746,300)		7,746,300

TOTAL INVESTMENTS — 99.9% (Cost $528,977,671)(a)		549,328,425

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		348,662

NET ASSETS — 100.0%		$549,677,087

(a)	Cost for federal income tax purposes is $528,977,671 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$31,600,452
Unrealized depreciation	(11,249,698)

Net unrealized appreciation	$20,350,754

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

(d)	Rate shown represents current yield at April 30, 2012.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	6.1%
Consumer Discretionary	13.8%
Consumer Staples	9.9%
Energy	9.1%
Health Care	9.8%
Industrials	6.0%
Information Technology	10.3%
Insurance	7.7%
Materials	6.8%
Real Estate	1.1%
Telecommunication Services	8.7%
Utilities	7.0%
Other*	3.7%

100%

*	Includes cash and equivalents, investment companies, U.S. government securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 94.4%
ARGENTINA — 0.7%
241,000	MercadoLibre, Inc.	$23,314,340

BRAZIL — 2.5%
5,171,000	BM&FBovespa SA	28,891,299
395,000	CETIP SA - Balcao Organizado de Ativos e Derivativos	6,071,663
426,000	Cielo SA	12,796,873
2,034,684	Itau Unibanco Holding SA - ADR	31,924,192
361,000	Natura Cosmeticos SA	8,156,897

		87,840,924

CANADA — 1.4%
1,247,000	Barrick Gold Corp.	50,443,002

CHINA — 0.7%
628,000	New Oriental Education & Technology Group - ADR(b)	16,786,440
2,706,000	Tingyi Cayman Islands Holding Corp.	7,219,581

		24,006,021

DENMARK — 0.2%
273,000	Novozymes A/S - Class B	7,159,923

FINLAND — 0.8%
7,672,315	Nokia Oyj	27,562,893

FRANCE — 4.8%
307,561	Air Liquide SA	39,559,609
875,008	Renault SA	39,756,770
361,800	Technip SA	40,913,581
2,486,486	Vivendi SA	45,963,753

		166,193,713

GERMANY — 3.3%
761,376	Adidas AG	63,493,352
190,000	Bayerische Motoren Werke AG	18,060,387
382,900	Siemens AG	35,463,841

		117,017,580

HONG KONG — 0.6%
10,284,000	Li & Fung Ltd.	22,003,106

INDIA — 1.3%
116,000	Asian Paints Ltd.(e)	7,728,197
421,000	Hero Honda Motors Ltd.(e)	17,870,531
4,190,000	ITC Ltd.(e)	19,522,856

		45,121,584

IRELAND — 1.7%
1,098,200	Covidien Plc	60,653,586

ITALY — 2.6%
1,806,900	ENI SpA	40,110,281
1,874,046	Fiat Industrial SpA.	21,259,331
4,421,003	Fiat SpA(b)	21,348,343
1,298,000	Prada SPA(b)	8,816,560

		91,534,515

Shares		Value

JAPAN — 7.7%
790,600	Canon, Inc.	$36,341,458
136,400	FANUC Corp.	23,217,385
7,063,000	Hitachi Ltd.	45,293,788
6,965	Japan Tobacco, Inc.	38,689,598
140,210	Keyence Corp.	33,296,363
9,665,300	Mitsubishi UFJ Financial Group, Inc.	46,849,588
1,002,400	Nippon Telegraph & Telephone Corp.	45,512,275

		269,200,455

MEXICO — 0.5%
6,091,000	Wal-Mart de Mexico SAB de CV - Series V	17,418,288

NETHERLANDS — 4.0%
580,000	ASML Holding NV - NY Shares	29,574,200
1,216,000	Lyondellbasell Industries NV - Class A	50,804,480
4,909,000	Reed Elsevier NV(e)	57,890,929

		138,269,609

PORTUGAL — 0.4%
710,000	Jeronimo Martins SGPS SA	13,298,520

RUSSIA — 0.3%
240,000	Mail.Ru Group Ltd. - GDR(b)	10,379,999

SOUTH AFRICA — 1.2%
695,000	Naspers Ltd. - Class N	41,883,197

SOUTH KOREA — 0.9%
25,742	Samsung Electronics Co. Ltd.	31,661,436

SWITZERLAND — 5.1%
140,000	Kuehne + Nagel International AG	17,013,166
368,800	Roche Holding AG	67,368,523
9,800	SGS SA	18,927,340
674,676	Swiss Re AG(b)	42,295,008
2,653,000	UBS AG(b)	33,116,829

		178,720,866

UNITED KINGDOM — 9.6%
2,880,000	ARM Holdings Plc	24,491,539
2,783,219	BG Group Plc	65,517,514
3,894,446	BP Plc	28,125,354
4,946,000	HSBC Holdings Plc	44,557,174
3,265,757	Pearson Plc(e)	61,480,041
1,687,954	Standard Chartered Plc	41,255,122
9,146,731	TESCO Plc	47,108,221
8,830,700	Vodafone Group Plc	24,434,970

		336,969,935

UNITED STATES — 44.1%
1,892,300	Adobe Systems, Inc.(b)	63,505,588
196,000	Allergan, Inc.	18,816,000
152,000	Amazon.com, Inc.(b)	35,248,800
197,300	Apple, Inc.(b)	115,270,552

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
437,000	BioMarin Pharmaceutical, Inc.(b)	$15,163,900
430,400	Celgene Corp.(b)	31,384,768
1,032,000	Charles Schwab Corp. (The)	14,757,600
834,600	Coca-Cola Co. (The)	63,696,672
650,500	Colgate-Palmolive Co.	64,360,470
1,223,000	DISH Network Corp. - Class A	39,099,310
953,000	Ecolab, Inc.	60,696,570
320,000	FMC Technologies, Inc.(b)	15,040,000
468,000	Franklin Resources, Inc.	58,738,680
2,608,000	General Electric Co.	51,064,640
839,400	Gilead Sciences, Inc.(b)	43,657,194
54,000	Google, Inc. - Class A(b)	32,682,420
2,889,000	Hewlett-Packard Co.	71,531,640
125,000	IntercontinentalExchange, Inc.(b)	16,630,000
38,500	Intuitive Surgical, Inc.(b)	22,260,700
759,600	Johnson & Johnson	49,442,364
1,345,000	JPMorgan Chase & Co.	57,808,100
442,000	Las Vegas Sands Corp.	24,526,580
1,706,500	Microsoft Corp.	54,642,130
323,000	National Oilwell Varco, Inc.	24,470,480
211,000	NIKE, Inc. - Class B	23,604,570
488,000	Occidental Petroleum Corp.	44,515,360
2,033,200	Pfizer, Inc.	46,621,276
176,000	Praxair, Inc.	20,363,200
585,000	QUALCOMM, Inc.	37,346,400
312,000	Salesforce.com, Inc.(b)	48,587,760
1,078,300	Schlumberger Ltd.	79,945,162
1,824,200	Texas Instruments, Inc.	58,264,948
981,900	Time Warner, Inc.	36,781,974
516,900	Union Pacific Corp.	58,120,236
374,000	Visa, Inc. - Class A	45,994,520

		1,544,640,564

Total Common Stocks (Cost $2,985,264,294)		3,305,294,056

Principal Amount

U.S. GOVERNMENT SECURITIES — 1.0%
U.S. Treasury Bills — 1.0%
$35,000,000	0.04%, 05/10/12(c)	34,999,640

Total U.S. Government Securities (Cost $34,999,640)		34,999,640

Shares		Value

CASH SWEEP — 5.1%
177,269,900	Federated Government Obligations Fund 0.01%(d)	$177,269,900

Total Cash Sweep (Cost $177,269,900)		177,269,900

TOTAL INVESTMENTS — 100.5% (Cost $3,197,533,834)(a)		3,517,563,596

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(17,186,743)

NET ASSETS — 100.0%		$3,500,376,853

(a)	Cost for federal income tax purposes is $3,200,449,717 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$393,358,348
Unrealized depreciation	(76,244,469)

Net unrealized appreciation	$317,113,879

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

(d)	Rate shown represents current yield at April 30, 2012.

(e)	This security is considered either fully or partially illiquid.

These securities, or portions thereof have a value of $69,396,048 or 1.98% of net assets.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	7.3%
Consumer Discretionary	15.1%
Consumer Staples	8.0%
Diversified Financials	3.6%
Energy	9.7%
Health Care	10.1%
Industrials	6.4%
Information Technology	22.9%
Insurance	1.2%
Materials	6.8%
Telecommunication Services	3.3%
Other*	5.6%

100.0%

*	Includes cash and equivalents, investment company, U.S. government securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS — 92.2%
ARGENTINA — 0.0%
135,000	Other Securities	0.0	$2,412,449

AUSTRALIA — 2.0%
13,803,659	Commonwealth Property Office Fund REIT	0.3	14,958,017
462,008	Monadelphous Group Ltd.	0.2	11,187,475
39,717,323	Other Securities	1.5	73,692,615

			99,838,107

AUSTRIA — 0.2%
511,328	Other Securities	0.2	11,441,916

BAHAMAS — 0.0%
283	Other Securities	0.0	28,399

BELGIUM — 0.2%
825,155	Other Securities	0.2	9,957,575

BERMUDA — 0.5%
1,407,412	Other Securities	0.5	27,212,739

BRAZIL — 0.9%
5,323,275	Other Securities	0.9	47,366,317

CANADA — 2.3%
12,330,091	Other Securities	2.3	113,079,162

CAYMAN ISLANDS — 0.0%
96,496	Other Securities	0.0	187,572

CHILE — 0.2%
58,522,057	Other Securities	0.2	7,550,506

CHINA — 0.8%
74,866,219	Other Securities	0.8	38,523,951

COLUMBIA — 0.0%
18,100	Other Securities	0.0	264,762

CYPRUS — 0.0%
552,844	Other Securities	0.0	983,689

DENMARK — 0.4%
452,514	Christian Hansen Holding A/S	0.2	12,471,873
713,450	Other Securities	0.2	9,933,338

			22,405,211

FINLAND — 1.7%
1,502,327	Metso Oyj(b)	1.3	64,431,465
1,667,342	Other Securities	0.4	20,681,317

			85,112,782

FRANCE — 1.9%
3,908,364	Other Securities	1.9	93,025,304

GABON — 0.0%
2	Other Securities	0.0	927

GERMANY — 2.2%
615,542	Symrise AG	0.4	17,843,923
2,392,296	Other Securities	1.8	91,698,401

			109,542,324

Shares		Percentage of Net Assets (%)	Value

GIBRALTAR — 0.0%
176,819	Other Securities	0.0	$441,918

GREECE — 0.0%
1,164,253	Other Securities	0.0	2,260,824

GUERNSEY — 0.1%
732,973	Other Securities	0.1	2,662,197

HONG KONG — 1.4%
265,185,507	Other Securities	1.4	68,089,631

HUNGARY — 0.0%
66,687	Other Securities	0.0	1,354,511

INDIA — 1.0%
14,330,315	Other Securities	1.0	48,329,697

INDONESIA — 0.5%
221,017,882	Other Securities	0.5	22,694,843

IRELAND — 0.3%
2,883,830	Other Securities	0.3	15,773,744

ISLE OF MAN — 0.0%
4,535	Other Securities	0.0	10,856

ISRAEL — 1.4%
1,003,000	Check Point Software Technologies Ltd.(c)	1.2	58,304,390
1,642,240	Other Securities	0.2	11,233,393

			69,537,783

ITALY — 0.4%
9,987,670	Other Securities	0.4	18,888,076

JAPAN — 5.3%
466,300	Nifco, Inc.(b)	0.3	12,580,288
37,651,796	Other Securities	5.0	253,079,161

			265,659,449

JERSEY CHANNEL ISLANDS — 0.0%
47,933	Other Securities	0.0	135,696

LIECHTENSTEIN — 0.0%
5,470	Other Securities	0.0	317,897

LUXEMBOURG — 0.0%
145,721	Other Securities	0.0	495,271

MALAYSIA — 0.6%
30,495,395	Other Securities	0.6	30,054,493

MALTA — 0.0%
8,169	Other Securities	0.0	233,355

MAURITIUS — 0.0%
179,637	Other Securities	0.0	427,096

MEXICO — 0.3%
6,115,326	Other Securities	0.3	15,937,744

MONACO — 0.0%
480	Other Securities	0.0	24,646

NETHERLANDS — 1.0%
502,848	Koninklijke Boskalis Westminster NV	0.4	18,344,440

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

NETHERLANDS (continued)
1,883,671	Other Securities	0.6	$32,952,975

			51,297,415

NEW ZEALAND — 0.4%
8,456,381	Other Securities	0.4	19,378,623

NIGERIA — 0.0%
26,260	Other Securities	0.0	72,997

NORWAY — 0.2%
2,134,004	Other Securities	0.2	12,080,783

PERU — 0.1%
2,425,705	Other Securities	0.1	5,043,734

PHILIPPINES — 0.3%
38,861,531	Other Securities	0.3	15,084,473

POLAND — 0.1%
2,273,885	Other Securities	0.1	5,796,249

PORTUGAL — 0.0%
1,976,155	Other Securities	0.0	2,117,922

RUSSIA — 0.0%
37,736	Other Securities	0.0	292,072

SINGAPORE — 1.6%
10,559,000	CapitaMall Trust REIT(b)	0.3	15,358,545
3,817,000	SIA Engineering Co. Ltd.(b)	0.3	12,152,711
41,810,235	Other Securities	1.0	51,293,875

			78,805,131

SOUTH AFRICA — 0.7%
6,796,792	Other Securities	0.7	35,947,285

SOUTH KOREA — 1.3%
3,271,561	Other Securities	1.3	62,773,114

SPAIN — 0.4%
2,851,176	Other Securities	0.4	22,298,276

SWEDEN — 0.8%
3,123,664	Other Securities	0.8	40,372,484

SWITZERLAND — 1.5%
306,000	Allied World Assurance Co. Holdings Ltd.	0.4	22,019,760
1,526,199	Other Securities	1.1	53,455,208

			75,474,968

TAIWAN — 1.1%
75,547,208	Other Securities	1.1	53,303,949

THAILAND — 0.4%
57,515,211	Other Securities	0.4	19,905,176

TURKEY — 0.1%
3,578,984	Other Securities	0.1	7,287,691

UKRAINE — 0.0%
2,161	Other Securities	0.0	47,629

UNITED ARAB EMIRATES — 0.0%
183,616	Other Securities	0.0	1,334,316

Shares		Percentage of Net Assets (%)	Value

UNITED KINGDOM — 10.8%
594,342	Croda International Plc(b)	0.4	$21,528,953
767,977	De La Rue Plc(b)	0.3	12,158,158
1,680,000	Ensco Plc - ADR	1.8	91,812,000
2,961,210	Rexam Plc	0.4	20,664,741
669,876	Rotork Plc(b)	0.5	23,993,248
393,703	Spectris Plc	0.2	12,050,435
2,725,000	Willis Group Holdings Plc(b)	2.0	99,353,500
49,967,556	Other Securities	5.2	260,600,628

			542,161,663

UNITED STATES — 46.8%
1,043,107	Advance Auto Parts, Inc.(b)	1.9	95,757,223
223,000	Aptargroup, Inc.	0.2	12,155,730
453,000	Ariba, Inc.(c)	0.4	17,304,600
153,000	Bio-Rad Laboratories, Inc.(c) - Class A	0.3	16,522,470
2,600,000	BMC Software, Inc.(c)	2.1	107,276,000
3,576,000	CareFusion Corp.(b)	1.9	92,654,160
293,000	Concur Technologies, Inc.(c)	0.3	16,572,080
2,510,000	Crown Holdings, Inc.(b)	1.9	92,819,800
1,000,000	Dolby Laboratories, Inc.(c) - Class A	0.8	39,230,000
227,270	Dollar Tree, Inc.(c)	0.5	23,104,268
1,595,000	Fiserv, Inc.(b)(c)	2.2	112,112,550
740,000	Flowers Foods, Inc.	0.3	15,873,000
925,000	Flowserve Corp.(b)	2.1	106,310,250
250,000	Gen-Probe, Inc.(c)	0.4	20,387,500
1,184,150	Henry Schein, Inc.(b)(c)	1.8	90,871,671
325,000	IDEX Corp.	0.3	14,075,750
4,000,000	International Game Technology	1.2	62,320,000
320,000	John Wiley & Sons, Inc. - Class A(b)	0.3	14,460,800
1,422,624	McCormick & Co., Inc.(b)	1.6	79,538,908
2,236,746	NetApp, Inc.(c)	1.7	86,852,847
1,973,500	Omnicom Group, Inc.	2.0	101,260,285
300,000	Sensient Technologies Corp.	0.2	11,145,000
546,000	Superior Energy Services, Inc.(c)	0.3	14,698,320
2,353,855	Tenneco, Inc.(b)(c)	1.5	72,569,350
1,480,000	Tupperware Brands Corp.(b)	1.8	92,189,200
300,000	UMB Financial Corp.(b)	0.3	14,415,000
1,131,151	Waters Corp.(c)	1.9	95,141,111
326,000	West Pharmaceutical Services, Inc.(b)	0.3	14,637,400
1,850,000	Western Digital Corp.(c)	1.4	71,798,500
1,419,444	Wisconsin Energy Corp.	1.0	52,292,317
275,000	Wolverine Worldwide, Inc.	0.2	11,536,250
2,185,000	Xilinx, Inc.	1.6	79,490,300
19,192,098	Other Securities	12.1	606,158,022

			2,353,530,662

Total Common Stocks (Cost $3,734,232,311)			4,636,670,031

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

INVESTMENT COMPANY — 0.1%
6,981,300	SEI Daily Income Trust Government II Fund, Class A0.01%(d)	0.1	$6,981,300

Total Investment Company (Cost $6,981,300)			6,981,300

EXCHANGE TRADED FUNDS — 4.1%
1,035,400	iShares MSCI EAFE Small Cap Index Fund	0.8	41,229,628
1,772,100	iShares MSCI Emerging Markets Index Fund	1.5	74,782,620
119,861	iShares MSCI Japan Small Cap Index Fund	0.1	5,477,648
1,204,000	iShares MSCI Malaysia Index Fund	0.4	17,470,040
1,120,400	iShares MSCI Singapore Index Fund	0.3	14,576,404
64,000	SPDR Russell Nomura Small Cap Japan Fund	0.1	2,752,639
600,000	SPDR S&P Emerging Markets Small Cap Fund	0.5	26,736,000
714,800	SPDR S&P International Small Cap Fund	0.4	20,207,396

Total Exchange Traded Funds (Cost $168,331,618)			203,232,375

RIGHTS/WARRANTS — 0.0%
1,310,332	Other Rights/Warrants	0.0	96,903

Total Rights/Warrants (Cost $13,676)			96,903

Principal Amount		Percentage of Net Assets (%)	Value

U.S. GOVERNMENT AGENCIES — 2.2%
Federal Home Loan Bank — 2.2%
$5,000,000	0.02%, 05/04/2012(e)	0.1	$4,999,965
9,000,000	0.02%, 05/08/2012(e)	0.2	8,999,965
30,000,000	0.03%, 05/01/2012(e)	0.6	30,000,000
5,000,000	0.03%, 05/11/2012(e)	0.1	4,999,958
5,000,000	0.03%, 05/15/2012(e)	0.1	4,999,942
15,000,000	0.04%, 05/14/2012(e)	0.3	14,999,792
33,000,000	0.08%, 05/09/2012(e)	0.6	32,999,419
10,000,000	0.03%, 05/16/2012(e)	0.2	9,999,667

Total U.S. Government Agencies (Cost $111,998,708)			111,998,708

U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
10,000,000	0.03%, 05/10/2012(e)	0.2	9,999,931

Total U.S. Government Securities (Cost $9,999,931)			9,999,931

Shares

CASH SWEEP — 1.3%
62,984,826	Citibank - US Dollars on Deposit in Custody Account 0.02%(d)	1.3	62,984,826

Total Cash Sweep (Cost $62,984,826)			62,984,826

TOTAL INVESTMENTS — 100.1% (Cost $4,094,542,370)(a)			5,031,964,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(3,068,882)

NET ASSETS — 100.0%			$5,028,895,192

(a)	Cost for federal income tax purposes is $4,098,565,014 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,064,772,099
Unrealized depreciation	(131,373,039)

Net unrealized appreciation	$933,399,060

(b)	This security is considered either fully or partially illiquid.
These securities, or portions thereof, have a value of $554,965,654 or 11.04% of net assets.

(c)	Non-income producing security.

(d)	Rate shown represents current yield at April 30, 2012.

(e)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.9%
Consumer Discretionary	15.6%
Consumer Staples	6.1%
Diversified Financials	1.9%
Energy	5.3%
Health Care	11.6%
Industrials	16.0%
Information Technology	16.8%
Insurance	4.2%
Materials	8.2%
Real Estate	2.1%
Telecommunication Services	0.4%
Utilities	2.1%
Other*	7.8%

100%

*

Includes cash and equivalents, exchange traded funds, investment company, rights/warrants, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common Stocks and Rights with a value of $1,211,884, (cost of $3,102,589) or 0.02% of net assets were fair valued by the Board of Directors.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 25.3%
AUSTRALIA — 0.3%
73,910	Amalgamated Holdings Ltd.(b)	$496,717
114,040	BHP Billiton Ltd.	4,224,188
18,915	CSL Ltd.	722,512
148,370	David Jones Ltd.	384,939
809,300	Grange Resources Ltd.	505,950
9,963	Macquarie Group Ltd.	303,227
819,436	Metcash Ltd.	3,381,090
36,623	OZ Minerals Ltd.	356,026
91,306	Suncorp Group Ltd.	774,409
776,917	Telstra Corp. Ltd.	2,865,658
77,940	Western Areas NL	409,296

		14,424,012

AUSTRIA — 0.0%
78,615	OMV AG	2,661,397

BELGIUM — 0.1%
15,449	Belgacom SA	438,853
18,000	Delhaize Group SA	876,221
25,770	D’ieteren SA	1,136,601
24,351	Solvay SA	2,963,211

		5,414,886

BERMUDA — 0.3%
74,839	Arch Capital Group Ltd.(c)	2,939,676
26,300	Aspen Insurance Holdings Ltd.	744,816
164,698	Lancashire Holdings Ltd.	2,151,674
58,477	PartnerRe Ltd.	4,071,169
21,100	Platinum Underwriters Holdings Ltd.	772,682
63,438	RenaissanceRe Holdings Ltd.	4,951,970
63,388	Validus Holdings Ltd.	2,060,110

		17,692,097

BRAZIL — 0.1%
27,610	Cia de Saneamento Basico do Estado de Sao Paulo	1,086,931
8,992	Cielo SA	270,104
50,890	Cosan SA Industria e Comercio	885,566
122,310	Duratex SA	718,659
64,080	Iochpe-Maxion SA	1,109,378
47,360	Light SA	611,706
140,804	Tim Participacoes SA	831,757

		5,514,101

CANADA — 0.9%
3,400	Agrium, Inc.	299,507
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
437,394	Barrick Gold Corp.	17,684,106
319,730	Canaccord Financial, Inc.(b)	2,524,567
45,366	Canadian National Railway Co.	3,871,391
32,572	CGI Group, Inc. - Class A(c)	731,003
11,480	Domtar Corp.	1,004,270
104,232	Emera, Inc.	3,688,769
27,000	Empire Co. Ltd. - Class A	1,589,087

Shares		Value

CANADA (continued)
92,315	Encana Corp.	$1,933,450
109,540	Fortis, Inc.	3,798,998
11,865	Husky Energy, Inc.	309,522
18,294	Magna International, Inc.	801,688
24,121	Nexen, Inc.	466,453
16,948	Penn West Petroleum Ltd.	290,459
55,546	Research In Motion Ltd.(c)	794,492
134,626	RioCan Real Estate Investment Trust, REIT	3,698,689
393,850	Tembec, Inc.(b)(c)	1,204,056
440,950	Transat AT, Inc. - Class B(b)(c)	2,432,735

		47,123,242

CHILE — 0.1%
5,900	Cia Electro Metalurgica SA	91,218
57,690	Empresa Nacional de Telecom Chile SA	1,145,237
730,608	Enersis SA	298,493
688,850	Sigdo Koppers SA	1,647,219

		3,182,167

CHINA — 0.2%
1,507,500	BYD Electronic International Co. Ltd.(c)	454,660
2,229,258	China Petroleum & Chemical Corp. - H Shares	2,402,041
2,628,000	China Wireless Technologies Ltd.	399,688
496,000	CNOOC Ltd.	1,057,380
1,072,000	Dalian Port PDA Co. Ltd. - H Shares	244,558
170,000	Dongfeng Motor Group Co. Ltd. - H Shares	335,239
413,600	Double Coin Holdings Ltd. - B Shares	247,333
766,000	Guangshen Railway Co. Ltd. - H Shares(c)	284,338
334,000	Guangzhou Shipyard International Co. Ltd. - H Shares(c)	287,565
293,000	Haitian International Holdings Ltd.	337,235
160,534	Jiangling Motors Corp. Ltd. - B Shares(b)	379,472
346,000	Jiangsu Expressway Co. Ltd. - H Shares(c)	341,155
230,000	Li Ning Co. Ltd.	211,661
789,000	Peak Sport Products Co. Ltd.	184,064
206,000	PetroChina Co. Ltd. - H Shares	312,240
189,310	Shandong Airlines Co. Ltd. - B Shares(c)	249,611
664,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	231,071
1,088,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	249,610
28,020	Zhongpin, Inc.(c)	264,509

		8,473,430

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

COLUMBIA — 0.0%
27,926	Petrominerales Ltd.	$408,494

CYPRUS — 0.0%
359,160	Songa Offshore SE(c)	1,236,330

CZECH REPUBLIC — 0.0%
6,709	CEZ AS	270,524

DENMARK — 0.1%
249	AP Moller - Maersk A/S - Class B	1,947,625
27,330	Royal UNIBREW A/S(c)	1,947,558

		3,895,183

EGYPT — 0.0%
64,270	Alexandria Mineral Oils Co.(b)	911,863
293,962	Egyptian Financial Group-Hermes Holding SAE(c)	659,381

		1,571,244

FINLAND — 0.1%
78,880	Ahlstrom Oyj(b)	1,425,240
95,410	Lassila & Tikanoja Oyj(b)(c)	1,343,767
197,654	Nokia Oyj	710,075

		3,479,082

FRANCE — 0.8%
19,752	AXA SA	279,759
6,937	BNP Paribas SA	278,688
57,012	Bouygues SA	1,548,575
9,050	Casino Guichard Perrachon SA	888,756
34,322	Christian Dior SA	5,172,424
16,557	Cie de St-Gobain	693,546
42,622	Cie Generale des Etablissements Michelin - Class B	3,183,138
27,419	CNP Assurances	384,721
95,126	Eutelsat Communications SA	3,385,935
66,028	France Telecom SA	903,290
76,966	GDF Suez	1,771,687
22,102	Lafarge SA	861,746
88,224	Natixis	268,832
12,871	Peugeot SA	154,528
100,119	Renault SA	4,548,996
38,763	Sanofi	2,958,561
6,806	Societe BIC SA	749,646
44,358	Sodexo	3,532,387
50,772	Total SA	2,424,147
79,950	Trigano SA(b)	1,180,000
251,210	UbiSoft Entertainment SA(c)	1,728,802
10,545	Veolia Environnement SA	154,449
11,955	Vinci SA	553,868
109,159	Vivendi SA	2,017,851

		39,624,332

GERMANY — 0.5%
4,559	BASF AG	375,300
38,129	Daimler AG	2,107,417

Shares		Value

GERMANY (continued)
6,328	Deutsche Bank AG	$275,331
121,119	Deutsche Post AG	2,260,580
45,050	Deutsche Telekom AG	507,890
96,630	E.ON AG	2,189,160
1,114	EnBW Energie Baden-Wuerttemberg AG(b)	47,187
118,310	Freenet AG	2,056,244
8,158	Fresenius SE & Co. KGaA	814,223
53,356	Infineon Technologies AG	531,187
20,472	Linde AG	3,503,865
17,620	MAN SE	2,225,998
11,816	Metro AG	381,245
1,490	Muenchener Rueckversi- cherungs AG	216,264
455,580	QSC AG(c)	1,183,787
30,334	RWE AG	1,303,969
5,653	SAP AG	374,816
250,460	Solarworld AG	527,138
21,205	Volkswagen AG	3,619,495

		24,501,096

HONG KONG — 0.4%
107,000	Cheung Kong Holdings Ltd.	1,423,237
467,000	China High Speed Transmission Equipment Group Co. Ltd.	226,318
262,500	China Mobile Ltd.	2,907,964
52,000	Henderson Land Development Co. Ltd.	296,237
384,000	Hongkong Land Holdings Ltd.	2,384,640
1,596,400	Hutchison Telecommunications Hong Kong Holdings Ltd.	709,863
30,000	Hutchison Whampoa Ltd.	288,646
33,859	Jardine Matheson Holdings Ltd.	1,681,099
53,515	Jardine Strategic Holdings Ltd.	1,722,113
1,239,900	Link REIT (The)	5,161,822
717,000	Lonking Holdings Ltd.	260,605
94,500	Orient Overseas International Ltd.	645,538
360,821	Sino Land Co. Ltd.	623,176
3,174,000	Sinolink Worldwide Holdings Ltd.(b)(c)	253,637
142,000	Sun Hung Kai Properties Ltd.	1,713,082
26,000	Swire Pacific Ltd. - Class A	307,128
10,500	Swire Properties Ltd.	28,758
908,000	Tianjin Development Holdings Ltd.(c)	406,096
159,000	Wharf Holdings Ltd.	948,838

		21,988,797

INDIA — 0.0%
33,150	Aban Offshore Ltd.	260,608
37,764	Indian Oil Corp. Ltd.(c)	190,253
18,170	JSW Steel Ltd.	238,830
363,544	Oil & Natural Gas Corp. Ltd.(c)	1,868,423

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

INDIA (continued)
67,030	Rural Electrification Corp. Ltd.(c)	$265,258

		2,823,372

INDONESIA — 0.0%
6,509,500	Bakrie Sumatera Plantations Tbk PT	212,486

IRELAND — 0.8%
285,000	Accenture Plc - Class A	18,510,750
5,386	Covidien Plc	297,469
13,286	CRH Plc(c)	269,339
722,686	Seagate Technology Plc	22,229,821
94,810	WPP Plc	1,282,484

		42,589,863

ISRAEL — 0.4%
4,760	Delek Group Ltd.	929,305
7,540	Electra Ltd.(b)	652,509
408,008	Teva Pharmaceutical Industries Ltd. - ADR	18,662,286

		20,244,100

ITALY — 0.2%
181,330	ACEA SpA	1,047,953
2,521,600	Banca Monte Dei Paschi di Siena SpA	895,541
232,609	Enel SpA	763,601
156,654	ENI SpA	3,477,467
407,001	Intesa Sanpaolo SpA	615,787
1,915,956	Telecom Italia SpA	2,177,280

		8,977,629

JAPAN — 2.5%
126,372	Aeon Co. Ltd.	1,652,459
61,686	Aisin Seiki Co. Ltd.	2,197,332
28,400	Alfresa Holdings Corp.	1,314,354
24,000	Aoyama Trading Co. Ltd.	497,194
188,000	Asahi Glass Co. Ltd.	1,490,531
105,897	Asahi Group Holdings Ltd.	2,391,437
7,100	Astellas Pharma, Inc.	288,571
14,600	Benesse Holdings, Inc.	724,148
1,000	Bic Camera, Inc.	493,487
102,800	Bridgestone Corp.	2,452,831
20,400	Calbee, Inc.	1,237,951
15,000	Canon Electronics, Inc.	371,430
6,300	Canon, Inc.	289,592
559	Central Japan Railway Co.	4,648,998
46,596	Chubu Electric Power Co., Inc.	763,371
124,000	Chugai Ro Co. Ltd.	408,467
31,500	Circle K Sunkus Co. Ltd.	696,361
67,000	Daicel Corp.	426,303
36,000	Daido Metal Co. Ltd.	432,415
9,500	Daiichi Sankyo Co. Ltd.	163,489
60,000	Dainippon Screen Manufacturing Co. Ltd.	544,840

Shares		Value

JAPAN (continued)
139,000	Dainippon Sumitomo Pharma Co. Ltd.	$1,396,268
78,000	Daiwa Industries Ltd.(b)	395,666
17,800	Denso Corp.	581,666
35,000	Eagle Industry Co. Ltd.	338,427
22,334	East Japan Railway Co.	1,393,078
10,300	Eisai Co. Ltd.	402,505
54,000	Elpida Memory, Inc.(c)(d)	0
51,800	Exedy Corp.	1,464,985
19,000	FCC Co. Ltd.	389,567
14,700	FP Corp.	950,050
67,000	Fuji Heavy Industries Ltd.	514,416
46,800	Fuji Oil Co. Ltd.	637,756
34,000	Fujimi, Inc.	433,091
120,100	Fukuyama Transporting Co. Ltd.	657,361
56,000	Futaba Industrial Co. Ltd.(c)	302,305
10,000	Gulliver International Co. Ltd.	358,843
47,900	Heiwa Corp.	998,317
124,700	Hino Motors Ltd.	890,268
28,300	Hisamitsu Pharmaceutical Co., Inc.	1,261,874
250,000	Hitachi Ltd.	1,603,206
173,500	Hokkoku Bank Ltd. (The)	617,159
58,500	Hokuriku Electric Power Co.	1,001,622
6,900	Honda Motor Co. Ltd.	250,281
70,800	Hoshizaki Electric Co. Ltd.	1,704,379
79,800	House Foods Corp.	1,347,325
96,000	Isuzu Motors Ltd.	551,904
108,100	Ito En Ltd.	1,960,531
51,169	ITOCHU Corp.	580,650
53,200	Kaken Pharmaceutical Co. Ltd.	658,337
149,000	Kansai Electric Power Co., Inc. (The)	2,161,097
76,000	Kanto Denka Kogyo Co. Ltd.	246,543
29,400	Kao Corp.	790,604
65,000	Kasumi Co. Ltd.(b)	470,566
18,000	Kato Sangyo Co. Ltd.	370,867
357	KDDI Corp.	2,347,508
37,300	Keihin Corp.	641,911
144,300	Keiyo Bank Ltd. (The)	672,340
348,100	Kewpie Corp.	5,231,964
14,000	Kintetsu World Express, Inc.	503,432
13,700	Kobayashi Pharmaceutical Co. Ltd.	688,947
107,000	Krosaki Harima Corp.	317,623
30,000	Kura Corp.	446,017
66,000	KYB Co. Ltd.	376,127
12,500	Kyocera Corp.	1,230,586
81,700	Lawson, Inc.	5,413,239
102,600	Lion Corp.	593,702
53,523	Marubeni Corp.	374,071
21,000	Meitec Corp.	432,941
40,000	Mimasu Semiconductor Industry Co. Ltd.	368,737
17,600	Miraca Holdings, Inc.	695,491

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
164,000	Mitsubishi Chemical Holdings Corp.	$866,834
30,000	Mitsubishi Electric Corp.	265,656
18,200	Mitsui & Co. Ltd.	285,857
188,200	Mizuho Financial Group, Inc.	299,366
166,000	Morinaga & Co. Ltd.	380,486
17,000	Musashi Seimitsu Industry Co. Ltd.	400,514
83,000	Nachi-Fujikoshi Corp.	417,911
30,000	NGK Spark Plug Co. Ltd.	430,611
45,000	NHK Spring Co. Ltd.	473,447
130,000	Nippon Carbon Co. Ltd.	354,960
37,000	Nippon Konpo Unyu Soko Co. Ltd.	482,427
64,709	Nippon Telegraph & Telephone Corp.	2,938,003
72,000	Nippon Thompson Co. Ltd.	400,401
208,500	Nissan Motor Co. Ltd.	2,183,191
50,000	Nissan Shatai Co. Ltd.	529,183
26,000	Nissin Kogyo Co. Ltd.	423,998
6,200	Nitori Holdings Co. Ltd.	570,767
13,800	Nitto Denko Corp.	572,119
1,007	NTT DoCoMo, Inc.	1,717,853
29,500	Ono Pharmaceutical Co. Ltd.	1,670,090
32,900	Oriental Land Co. Ltd.	3,650,977
94,361	Otsuka Holdings Co. Ltd.	2,848,322
72,000	Pacific Industrial Co. Ltd.(b)	450,000
63,000	Pacific Metals Co. Ltd.	306,951
94,200	PanaHome Corp.	620,606
12,000	Proto Corp.(b)	414,830
95,000	Riken Corp.	404,559
23,000	Riso Kagaku Corp.	337,337
63,200	Santen Pharmaceutical Co. Ltd.	2,639,930
23,700	Sawai Pharmaceutical Co. Ltd.	2,499,424
29,500	Secom Co. Ltd.	1,404,058
57,000	Seiren Co. Ltd.(b)	416,220
123,700	Seven & I Holdings Co. Ltd.	3,754,072
43,000	Shinko Plantech Co. Ltd.	364,078
126,000	Shiroki Corp.	405,586
30,595	Sumitomo Corp.	436,852
105,500	Sumitomo Electric Industries Ltd.	1,438,997
9,000	Sumitomo Mitsui Financial Group, Inc.	291,283
375,100	Sumitomo Osaka Cement Co. Ltd.	1,141,650
65,000	Sumitomo Precision Products Co. Ltd.	355,774
22,000	Tachi-S Co. Ltd.	422,695
15,000	Taisho Pharmaceutical Holdings Co. Ltd.	1,198,647
10,049	Takeda Pharmaceutical Co. Ltd.	438,637
114,500	Toho Gas Co. Ltd.	691,245
18,000	Tokai Corp.	399,048
31,000	Tokai Rubber Industries, Inc.	367,698
5,200	Tokyo Electron Ltd.	290,155
477,777	Tokyo Gas Co. Ltd.	2,309,894

Shares		Value

JAPAN (continued)
19,000	Tokyo Ohka Kogyo Co. Ltd.	$410,984
23,000	Tokyo Seimitsu Co. Ltd.	475,038
139,000	Tokyu Construction Co. Ltd.	330,787
357,700	TonenGeneral Sekiyu KK	3,360,158
39,000	Topre Corp.	368,312
32,000	Transcosmos, Inc.(c)	458,517
27,000	TS Tech Co. Ltd.	537,024
72,600	West Japan Railway Co.	2,987,112
29,000	Yamaha Motor Co. Ltd.	390,468
161,300	Yamazaki Baking Co. Ltd.	2,390,004
56,000	Yamazen Corp.	505,711
30,000	Yellow Hat Ltd.	520,040
16,000	Yorozu Corp.	324,248

		130,523,313

LUXEMBOURG — 0.0%
27,960	ArcelorMittal SA	483,543
11,018	Millicom International Cellular SA	1,178,816

		1,662,359

MALAYSIA — 0.2%
242,800	AirAsia Berhad	267,192
406,700	Coastal Contracts Berhad	263,428
73,838	Genting Berhad	252,308
336,100	Media Prima Berhad.	283,230
657,875	Petronas Gas Berhad	3,648,097
795,600	Public Bank Berhad	3,602,022
1,266,200	Telekom Malaysia Berhad	2,255,393
144,600	Tenaga Nasional Berhad	307,263

		10,878,933

MEXICO — 0.0%
922,430	Cia Minera Autlan SAB de CV - Series B(b)	932,631
3,141	Grupo Elektra SA de CV	192,811
88,084	Grupo Mexico SAB de CV - Series B	271,434

		1,396,876

NETHERLANDS — 0.2%
121,711	Aegon NV(c)	562,107
19,386	ASML Holding NV	986,416
19,785	Heineken Holding NV	916,103
64,113	Heineken NV	3,506,246
39,423	ING Groep NV(c)	277,985
190,093	Koninklijke Ahold NV	2,411,076
9,684	Koninklijke DSM NV	555,241
50,229	Koninklijke Philips Electronics NV	997,320
24,997	Royal Dutch Shell Plc - ADR	1,828,102

		12,040,596

NORWAY — 0.1%
78,730	Kongsberg Gruppen ASA(b)	1,520,136
75,712	Statoil ASA	2,021,474
17,954	Telenor ASA	330,033

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

NORWAY (continued)
6,172	Yara International ASA	$302,725

		4,174,368

PAKISTAN — 0.1%
426,680	Fauji Fertilizer Bin Qasim Ltd.	204,013
1,576,292	Fauji Fertilizer Co. Ltd.	2,122,037
311,020	Lucky Cement Ltd.	444,905
771,188	Pakistan Petroleum Ltd.	1,610,821

		4,381,776

POLAND — 0.1%
30,575	KGHM Polska Miedz SA	1,345,831
257,220	Netia SA(c)	491,877
330,722	PGE SA	1,980,158
2,215,793	Tauron Polska Energia SA	3,281,563
45,730	Zaklady Azotowe W Tarnowie- Moscicach SA(c)	489,452

		7,588,881

PORTUGAL — 0.0%
402,340	Brisa Auto-Estradas de Portugal SA	1,411,327
83,136	EDP - Energias de Portugal SA	237,701

		1,649,028

RUSSIA — 0.2%
123,085	Gazprom Neft JSC - ADR(b)	3,015,582
132,291	Gazprom OAO - ADR	1,517,378
64,397	Lukoil OAO - ADR	3,950,756
35,478	MMC Norilsk Nickel OJSC - ADR	628,315
29,278	Mobile Telesystems OJSC - ADR	572,678
14,463	Tatneft - ADR(b)	522,404

		10,207,113

SINGAPORE — 0.1%
500,000	CWT Ltd.(c)	494,949
24,000	Jardine Cycle & Carriage Ltd.	914,812
297,500	Overseas Union Enterprise Ltd.	564,949
76,000	Singapore Airlines Ltd.	657,131
1,408,000	Singapore Technologies Engineering Ltd.	3,424,711

		6,056,552

SOUTH AFRICA — 0.2%
18,748	Gold Fields Ltd.	238,530
43,860	Kumba Iron Ore Ltd.	3,100,474
1,141,194	Life Healthcare Group Holdings Ltd.	3,946,213
17,179	Sasol Ltd.	816,347

		8,101,564

SOUTH KOREA — 0.3%
13,521	Daewoong Pharmaceutical Co. Ltd.	299,104
50,720	Hanil E-Wha Co. Ltd.	427,258

Shares		Value

SOUTH KOREA (continued)
5,677	Hyundai Motor Co.	$1,348,766
4,220	Korea Petrochemical Industrial Co. Ltd.	318,145
2,611	KT&G Corp.	179,284
2,520	Kumho Petrochemical Co. Ltd.	237,478
7,978	LG Corp.	406,621
16,900	LG Display Co. Ltd.(c)	372,357
2,140	POSCO	711,045
3,929	Samsung Electronics Co. Ltd.	4,832,483
130,550	SK Broadband Co. Ltd.(c)	373,124
75,120	SK Hynix, Inc.(c)	1,864,498
2,014	SK Innovation Co. Ltd.	281,572
40,180	SK Networks Co. Ltd.	332,071
16,766	SK Telecom Co. Ltd.	2,002,796
28,470	STX Corp. Co. Ltd.	313,639

		14,300,241

SPAIN — 0.1%
23,549	Banco Santander SA	147,131
114,700	Endesa SA	2,054,992
147,735	Gas Natural SDG SA	2,057,253
135,619	Iberdrola SA	631,366
10,849	Telefonica SA	158,112

		5,048,854

SWEDEN — 0.1%
200,040	Billerud AB	1,934,536
116,960	Boliden AB	1,872,390
36,437	Investor AB - B Shares	726,431
11,122	Svenska Handelsbanken AB - A Shares	360,402
69,610	Tele2 AB - B Shares	1,326,684
21,829	Volvo AB - B Shares	302,689

		6,523,132

SWITZERLAND — 0.3%
16,367	ACE Ltd.	1,243,401
37,970	Basilea Pharmaceutica(c)	1,938,974
41,690	Foster Wheeler AG(c)	958,870
4,644	Holcim Ltd.(c)	289,083
9,540	Inficon Holding AG(b)(c)	2,160,992
57,064	Nestle SA	3,495,575
7,086	Noble Corp.(c)	269,693
40,091	PSP Swiss Property AG(c)	3,599,864
49,573	STMicroelectronics NV	281,180

		14,237,632

TAIWAN — 0.2%
112,000	Chong Hong Construction Co.	230,070
802,900	Chunghwa Telecom Co. Ltd.	2,512,456
1,878,200	Compal Electronics, Inc.	2,160,587
203,000	CTCI Corp.	391,982
314,383	Elite Material Co. Ltd.	285,768
464,000	Eva Airways Corp.	278,796
138,000	Feng Hsin Iron & Steel Co.	232,453
198,000	Gintech Energy Corp.	195,909

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
495,000	Grand Pacific Petrochemical	$217,771
697,000	King Yuan Electronics Co. Ltd.	288,741
1,666,100	Macronix International	549,881
536,000	Tainan Spinning Co. Ltd.	228,468
77,000	Taiwan Prosperity Chemical Corp.	184,535
334,000	Taiwan Semiconductor Manufacturing Co. Ltd.	992,560
90,000	Tripod Technology Corp.	264,991
181,000	Unimicron Technology Corp.	206,044
693,000	Vanguard International Semiconductor Corp.	330,977
514,000	Wan Hai Lines Ltd.	260,445
1,237,000	Winbond Electronics Corp.(c)	207,095

		10,019,529

THAILAND — 0.1%
516,053	Advanced Info Service Public Co. Ltd. - FOR(b)	3,071,145
390,800	Bangchak Petroleum Public Co. Ltd.	324,078
463,500	Polyplex Public Co. Ltd. - FOR(b)	233,634
204,223	PTT Exploration & Production Public Co. Ltd. - FOR(b)	1,178,848
355,885	STP & I Public Co. Ltd. - FOR(b)	344,312

		5,152,017

TURKEY — 0.1%
176,890	Enka Insaat ve Sanayi AS	553,962
56,150	Gubre Fabrikalari TAS(c)	393,250
182,246	KOC Holding AS	676,580
19,760	Tupras Turkiye Petrol Rafinerileri AS	412,921
289,558	Turk Telekomunikasyon AS	1,269,521

		3,306,234

UNITED KINGDOM — 0.8%
129,964	Amlin Plc	695,610
26,426	Anglo American Plc	1,015,560
35,366	Associated British Foods Plc	699,652
98,992	AstraZeneca Plc	4,336,863
188,513	BAE Systems Plc	903,129
23,561	BHP Billiton Plc	754,993
123,720	BP Plc	893,495
168,150	Drax Group Plc	1,481,798
306,932	Eurasian Natural Resources Corp. Plc	2,786,985
488,450	Gulfsands Petroleum Plc(c)	998,810
28,761	Imperial Tobacco Group Plc	1,150,104
13,581	Kazakhmys Plc	189,770
190,067	Kingfisher Plc	896,077
681,150	Ladbrokes Plc	1,983,159
64,324	Land Securities Group Plc, REIT	759,449
2,609,240	Lloyds Banking Group Plc(c)	1,313,131

Shares		Value

UNITED KINGDOM (continued)
44,825	Marks & Spencer Group Plc	$259,705
311,552	Pennon Group Plc	3,721,351
63,193	Reckitt Benckiser Group Plc	3,678,685
41,948	Rio Tinto Plc	2,336,760
198,628	Scottish & Southern Energy Plc	4,258,293
390,800	SVG Capital Plc(c)	1,753,012
587,120	TT electronics Plc(b)	1,810,393
199,510	Valiant Petroleum Plc(b)(c)	1,894,143
267,782	Vodafone Group Plc	740,966
504,144	WM Morrison Supermarkets Plc	2,295,803

		43,607,696

UNITED STATES — 14.3%
58,664	Abbott Laboratories	3,640,688
18,995	Adobe Systems, Inc.(c)	637,472
16,881	Advance Auto Parts, Inc.	1,549,676
133,520	Advanced Micro Devices, Inc.(c)	982,707
12,040	Aetna, Inc.	530,242
31,240	Alaska Air Group, Inc.(c)	1,055,912
12,860	Alliance Resource Partners LP	830,499
9,765	American Electric Power Co., Inc.	379,273
81,190	American Vanguard Corp.	2,029,750
30,880	America’s Car-Mart, Inc.(c)	1,418,627
40,243	Amgen, Inc.	2,861,680
181,454	Annaly Capital Management, Inc., REIT	2,961,329
12,790	Apache Corp.	1,227,073
14,322	Apollo Group, Inc. - Class A(c)	504,421
35,000	Apple, Inc.(c)	20,448,400
1,327,834	Applied Materials, Inc.	15,920,730
48,220	Arch Coal, Inc.	470,627
28,999	Archer-Daniels-Midland Co.	894,039
123,030	Artio Global Investors, Inc.	445,369
50,300	Asbury Automotive Group, Inc.(c)	1,404,376
72,640	Assisted Living Concepts, Inc. - Class A	1,300,982
26,080	Assurant, Inc.	1,052,067
60,992	AT&T, Inc.	2,007,247
44,850	Atlas Energy LP	1,741,077
4,579	Atlas Resource Partners LP.	120,982
53,250	ATMI, Inc.(c)	1,118,782
31,610	Bally Technologies, Inc.(c)	1,534,666
100,000	Baxter International, Inc.	5,541,000
30,670	Belden, Inc.	1,066,703
399,500	BMC Software, Inc.(c)	16,483,370
21,700	Bristow Group, Inc.	1,060,045
103,810	Brooks Automation, Inc.	1,220,806
76,828	CA, Inc.	2,029,796
18,020	CACI International, Inc. - Class A(c)	1,101,563
157,638	Campbell Soup Co.	5,332,894
6,824	Capital One Financial Corp.	378,596
74,900	Capstead Mortgage Corp., REIT	1,028,377

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
400,000	Carnival Corp.	$12,996,000
41,690	Carter’s, Inc.(c)	2,263,767
17,774	CenturyLink, Inc.	685,365
1,508	CF Industries Holdings, Inc.	291,134
47,219	Chesapeake Energy Corp.	870,718
224,710	Chevron Corp.	23,945,098
22,980	Churchill Downs, Inc.	1,364,093
1,079,618	Cisco Systems, Inc.	21,754,303
26,080	Cleco Corp.	1,064,064
3,192	Cliffs Natural Resources, Inc.	198,734
51,698	Clorox Co. (The)	3,624,030
49,374	Coca-Cola Co. (The)	3,768,224
36,626	Colgate-Palmolive Co.	3,623,776
66,054	Comcast Corp. - Class A	2,003,418
66,800	ConAgra Foods, Inc.	1,724,776
86,350	Conceptus, Inc.(c)	1,620,789
19,697	ConocoPhillips	1,410,896
52,518	Consolidated Edison, Inc.	3,122,195
49,150	Constellation Brands, Inc. - Class A(c)	1,061,640
15,820	Contango Oil & Gas Co.(c)	858,393
418,626	Corning, Inc.	6,007,283
39,590	Corrections Corp. of America(c)	1,143,755
5,973	CVS Caremark Corp.	266,515
22,800	Cymer, Inc.(c)	1,181,952
22,300	Darden Restaurants, Inc.	1,116,784
1,396,410	Dell, Inc.(c)	22,859,232
14,726	Devon Energy Corp.	1,028,611
3,950	Diamond Offshore Drilling, Inc.	270,772
44,940	Digital Generation, Inc.(c)	417,043
18,810	Dillard’s, Inc. - Class A	1,214,374
180,514	Dover Corp.	11,311,007
47,650	DreamWorks Animation SKG, Inc. - Class A(c)	858,176
20,450	DST Systems, Inc.	1,144,791
19,310	DSW, Inc. - Class A	1,086,381
168,966	Duke Energy Corp.	3,620,941
24,580	Eastman Chemical Co.	1,326,583
12,131	Eaton Corp.	584,472
54,030	Ebix, Inc.	1,104,913
59,462	Edison International	2,616,923
67,528	EI du Pont de Nemours & Co.	3,610,047
116,900	El Paso Pipeline Partners LP	3,959,403
195,999	Eli Lilly & Co.	8,112,399
45,670	Empire District Electric Co. (The)	937,148
18,598	Entergy Corp.	1,219,285
39,594	Exelon Corp.	1,544,562
3,032	FedEx Corp.	267,544
29,050	FEI Co.(c)	1,457,438
276,488	Freeport-McMoRan Copper & Gold, Inc.	10,589,490
66,404	Gap, Inc. (The)	1,892,514
183,464	General Dynamics Corp.	12,383,820
91,332	General Mills, Inc.	3,551,901

Shares		Value

UNITED STATES (continued)
162,063	General Motors Co.(c)	$3,727,449
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
42,760	Genie Energy Ltd. - Class B	355,763
74,320	Genuine Parts Co.	4,814,450
21,280	Gilead Sciences, Inc.(c)	1,106,773
23,860	Gulfmark Offshore, Inc. - Class A(c)	1,149,336
17,600	Helmerich & Payne, Inc.	904,464
20,886	Hess Corp.	1,088,996
550,000	Hewlett-Packard Co.	13,618,000
66,622	HJ Heinz Co.	3,551,619
154,875	Hormel Foods Corp.	4,500,668
35,445	Humana, Inc.	2,859,703
87,480	IDACORP, Inc.	3,563,935
42,760	IDT Corp. - Class B	360,039
34,100	Impax Laboratories, Inc.(c)	839,883
724,265	Intel Corp.	20,569,126
14,010	ITT Educational Services, Inc.(c)	924,940
725,000	Jabil Circuit, Inc.	17,001,250
2,782	Johnson & Johnson	181,080
95,250	Kforce, Inc.(c)	1,378,267
105,928	Kimberly-Clark Corp.	8,312,170
330,000	KLA-Tencor Corp.	17,209,500
278,393	Kohl’s Corp.	13,955,841
41,280	Kroger Co. (The)	960,586
104,870	Kulicke & Soffa Industries, Inc.(c)	1,373,797
23,210	Life Technologies Corp.(c)	1,076,016
15,320	Lindsay Corp.	1,023,223
21,780	Littelfuse, Inc.	1,364,953
12,459	Lockheed Martin Corp.	1,128,038
16,280	Loral Space & Communications, Inc.	1,010,174
7,162	Lorillard, Inc.	968,947
22,600	Ltd. Brands, Inc.	1,123,220
12,022	Macy’s, Inc.	493,142
714,820	Marathon Oil Corp.	20,972,819
8,392	Marathon Petroleum Corp.	349,191
36,110	Materion Corp.(c)	892,278
67,723	McCormick & Co., Inc.	3,786,393
36,780	McDonald’s Corp.	3,584,211
23,871	McGraw-Hill Cos., Inc. (The)	1,173,737
60,470	Medicines Co. (The)(c)	1,335,782
55,290	Medifast, Inc.(c)	1,062,674
30,460	Medtronic, Inc.	1,163,572
84,920	MGM Resorts International(c)	1,139,626
91,300	Micrel, Inc.	994,257
25,747	Micron Technology, Inc.(c)	169,673
609,211	Microsoft Corp.	19,506,936
75,120	Momenta Pharmaceuticals, Inc.(c)	1,192,906
450,000	Mosaic Co. (The)	23,769,000
62,560	Movado Group, Inc.	1,773,576
12,857	Murphy Oil Corp.	706,749

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
37,270	NASDAQ OMX Group, Inc. (The)(c)	$915,724
48,150	Nelnet, Inc. - Class A	1,243,233
91,120	Neutral Tandem, Inc.(c)	1,058,814
5,530	NewMarket Corp.	1,234,407
546,189	Newmont Mining Corp.	26,025,906
74,450	Newport Corp.(c)	1,270,861
11,330	News Corp. - Class A	222,068
5,603	NextEra Energy, Inc.	360,553
57,869	Northrop Grumman Corp.	3,661,950
42,890	NuVasive, Inc.(c)	710,687
2,735	Occidental Petroleum Corp.	249,487
47,550	Olin Corp.	996,648
70,301	Omnicom Group, Inc.	3,607,144
21,420	ONEOK Partners LP	1,194,379
30,950	Papa John’s International, Inc.(c)	1,246,666
38,130	Park Electrochemical Corp.	1,100,050
7,028	Parker Hannifin Corp.	616,285
53,927	PepsiCo, Inc.	3,559,182
967,200	Pfizer, Inc.	22,177,896
6,968	Plains All American Pipeline LP	570,888
37,934	PPG Industries, Inc.	3,992,174
220,000	PPL Corp.(c)	11,325,600
52,226	Procter & Gamble Co. (The)	3,323,663
4,699	Progress Energy, Inc.	250,081
34,008	Public Service Enterprise Group, Inc.	1,059,349
341,210	Raytheon Co.	18,473,109
18,680	Republic Services, Inc.	511,272
68,390	Revlon, Inc. - Class A(c)	1,168,101
19,556	Reynolds American, Inc.	798,471
180,600	Rockwell Automation, Inc.	13,967,604
436,128	SAIC, Inc.	5,303,316
387,232	SanDisk Corp.(c)	14,331,456
125,710	SandRidge Energy, Inc.(c)	1,004,423
25,370	Sauer-Danfoss, Inc.	1,098,775
113,790	Seachange International, Inc.(c)	935,354
10,060	SEACOR Holdings, Inc.(c)	934,876
24,840	Sotheby’s	976,709
106,570	Southwest Airlines Co.	882,400
49,008	Staples, Inc.	754,723
28,180	State Street Corp.	1,302,480
96,140	STEC, Inc.(c)	797,001
5,228	Stryker Corp.	285,292
28,800	Sunoco Logistics Partners LP	1,171,872
83,610	SunPower Corp.(c)	469,052
9,881	Target Corp.	572,505
56,030	TeleTech Holdings, Inc.(c)	848,854
542,747	Tellabs, Inc.	2,046,156
73,970	Teradyne, Inc.(c)	1,273,024
5,523	Terra Nitrogen Co. LP	1,480,164
11,931	Time Warner Cable, Inc.	959,849
100,015	Time Warner, Inc.	3,746,562
37,200	TJX Cos., Inc.	1,551,612
28,943	Travelers Cos., Inc. (The)	1,861,614

Shares		Value

UNITED STATES (continued)
18,240	Triumph Group, Inc.	$1,145,837
716,478	Two Harbors Investment Corp., REIT	7,494,360
44,510	United Continental Holdings, Inc.(c)	975,659
297,967	United Technologies Corp.	24,326,026
23,982	UnitedHealth Group, Inc.	1,346,589
41,210	Unum Group	978,325
21,657	Valero Energy Corp.	534,928
7,485	Viacom, Inc. - Class B	347,229
5,592	Walgreen Co.	196,056
73,091	Wal-Mart Stores, Inc.	4,305,791
4,902	WellPoint, Inc.	332,454
280,000	Western Digital Corp.(c)	10,866,800
15,874	Western Union Co. (The)	291,764
24,400	WGL Holdings, Inc.	978,684
27,510	Williams-Sonoma, Inc.	1,064,362
102,242	Wisconsin Energy Corp.	3,766,595
62,900	Worthington Industries, Inc.	1,122,136
11,880	Yahoo!, Inc.(c)	184,615
4,527	Zimmer Holdings, Inc.	284,884

		749,600,208

Total Common Stocks (Cost $1,315,946,935)		1,326,764,766

EXCHANGE TRADED FUNDS — 5.1%
MEXICO — 0.0%
93,231	iShares NAFTRAC	282,285
UNITED STATES — 5.1%
625,000	iShares FTSE China 25 Index Fund	23,706,250
230,000	iShares MSCI Brazil Index Fund	13,859,800
73,890	iShares MSCI Canada Index Fund	2,095,520
315,000	iShares MSCI EAFE Index Fund	16,931,250
650,000	iShares MSCI Emerging Markets Index Fund	27,430,000
1,050,000	iShares MSCI Germany Index Fund	23,667,000
250,000	iShares MSCI Mexico Investable Market Index Fund	15,455,000
365,000	SPDR Gold Trust	59,086,200
600,000	SPDR S&P 500 ETF Trust	83,862,000

Total Exchange Traded Funds (Cost $256,515,948)		266,375,305

PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
225,000	Fannie Mae	290,813
250,000	Freddie Mac	325,625
6,425	Lucent Technologies Capital Trust I(b)	4,979,375

Total Preferred Stocks (Cost $13,096,080)		5,595,813

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

RIGHTS/WARRANTS — 0.0%
FRANCE — 0.0%
76,966	GDF Suez, Coupons, Expires 05/11/12(b)(c)	$0
251,210	UbiSoft Entertainment SA, Warrants, Expires 10/10/13(c)	8,978

Total Rights/Warrants (Cost $19,220)		8,978

Principal Amount		Value

BANK LOANS — 0.9%
UNITED STATES — 0.9%
$2,000,000	Acco Brands, Inc., Bridge Loan, 0.01%, 12/02/12(b)(e)	$2,006,250
1,964,954	Affinion Group Holdings, Inc., Tranche B Term Loan, 3.50%, 10/09/16(e)	1,862,777
6,500,000	Asurion LLC, Term Loan (Second Lien), 7.50%, 05/24/19(e)	6,599,125
498,747	BJ’s Wholesale Club, Inc., Replacement First Lien Term Loan Facility, 4.00%, 09/27/18(e)	502,108
1,684,170	Brickman Group Holdings, Inc., Tranche B Term Loan, 5.50%, 10/14/16(e)	1,698,906
996,981	Cumulus Media Holdings, Inc., First Lien Term Loan, 4.50%, 09/16/18(e)	1,004,758
2,000,000	Cumulus Media Holdings, Inc., Second Lien Term Loan, 6.00%, 09/16/19(e)	2,030,650
2,750,000	Lawson Software, Inc., Term Loan B, 5.00%, 04/05/18(e)	2,783,803
2,250,000	Level 3 Financing, Inc., Tranche B II Term Loan, 4.25%, 08/03/18(e)	2,278,593
650,000	MGM Resorts International, Class C Loan (Extending), 5.00%, 02/23/15(e)	653,250
2,312,253	MultiPlan, Inc., Term Loan B, 3.25%, 08/26/17(e)	2,301,848
3,000,000	Nuveen Investments, Inc., New Second Lien Term Loan, 7.00%, 02/23/19(e)	3,075,000
3,500,000	PQ Corp., Second Lien, 6.50%, 07/30/15(e)	3,333,204
3,250,000	Quintiles Transnational Holdings, Inc., Term Loan, 7.50%, 02/21/17(e)	3,263,543
991,031	U.S. TelePacific Corp., Term Loan, 4.50%, 02/23/17(e)	947,260

Principal Amount			Value

UNITED STATES (continued)
$2,480,616		Univar, Inc., Term Loan B, 3.50%, 06/30/17(e)	$2,483,717
2,460,673		US Foodservice, Term B Loan, 4.25%, 05/06/17(e)	2,463,749
4,162,596		US Foodservice, Term Loan, 2.50%, 07/03/14(e)	4,088,885
2,354,699		Visant Corp., Tranche B Term Loan, 4.00%, 12/22/16(e)	2,315,847

Total Bank Loans (Cost $44,995,872)			45,693,273

CORPORATE BONDS — 28.4%
AUSTRALIA — 0.0%
1,000,000		FMG Resources, 7.00%, 11/01/15(f)	1,035,000

AUSTRIA — 0.1%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	4,835,676
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	2,647,394

			7,483,070

BERMUDA — 0.1%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(j)	1,131,313
2,600,000		Central European Media Enterprises Ltd., Cnv., 5.00%, 11/15/15	2,184,000

			3,315,313

CANADA — 0.6%
1,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	1,732,125
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,466,250
8,500,000		Detour Gold Corp., Cnv., 5.50%, 11/30/17(b)	8,733,750
2,000,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(b)(f)	1,407,500
4,750,000		PetroBakken Energy Ltd., 8.63%, 02/01/20(f)	4,951,875
2,900,000		Precision Drilling Corp., 6.50%, 12/15/21	3,016,000
3,560,000		Quebecor Media, Inc., 7.75%, 03/15/16	3,662,350
2,000,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	2,125,000
1,500,000		Telesat Canada/Telesat LLC, 6.00%, 05/15/17	1,500,000

			28,594,850

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

CAYMAN ISLANDS — 0.2%
$4,750,000	UPCB Finance V Ltd., 7.25%, 11/15/21(f)	$4,999,375
2,950,000	UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	3,031,125

		8,030,500

COLUMBIA — 0.1%
6,300,000	Petrominerales Ltd., Cnv., 2.63%, 08/25/16	5,852,700

FRANCE — 0.1%
2,675,000	Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	2,755,250
725,000	Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	793,875
3,600,000	Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	3,744,000

		7,293,125

GERMANY — 0.0%
1,800,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	1,930,500

HONG KONG — 0.0%
9,700,000	China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(h)(j)	1,133,154

INDIA — 0.3%
5,250,000	Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15(b)	4,475,625
5,000,000	Sesa Goa Ltd. Cnv., 5.00%, 10/31/14	4,642,500
5,000,000	Sterlite Industries India Ltd., Cnv., 4.00%, 10/30/14(b)	4,668,750

		13,786,875

IRELAND — 0.1%
750,000	Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	811,875
5,000,000	Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	5,312,500

		6,124,375

LUXEMBOURG — 0.4%
500,000	Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	531,288
2,025,000	Intelsat Jackson Holdings SA, 7.25%, 04/01/19	2,111,062

Principal Amount			Value

LUXEMBOURG (continued)
$2,475,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	$2,580,188
5,200,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	5,460,000
4,700,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	4,876,250
1,000,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(k)	1,032,500
2,000,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	1,965,000
200,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(f)	190,000

			18,746,288

MEXICO — 0.1%
6,000,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	5,430,000

NETHERLANDS — 0.4%
5,000,000	(g)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	6,605,247
3,000,000		Lukoil International Finance BV, Cnv., 2.63%, 06/16/15	3,214,500
7,000,000	(g)	Portugal Telecom International Finance BV, Cnv., 4.13%, 08/28/14	8,547,772
4,165,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,373,250

			22,740,769

PUERTO RICO — 0.2%
7,500,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)	8,193,750

SOUTH AFRICA — 0.4%
119,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	19,618,118

SPAIN — 0.3%
4,000,000	(g)	Fomento de Construcciones y Contratas SA, Cnv., 6.50%, 10/30/14	4,884,441
9,600,000	(g)	Pescanova SA, 5.13%, 04/20/17(b)	11,420,856

			16,305,297

SWEDEN — 0.0%
16,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15	1,850,832

UNITED KINGDOM — 0.5%
6,000,000		Essar Energy Investment Ltd., Cnv., 4.25%, 02/01/16	3,882,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount			Value

UNITED KINGDOM (continued)
$4,500,000		Jaguar Land Rover Plc, 8.13%, 05/15/21(f)	$4,702,500
7,600,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	11,273,326
2,350,000		Virgin Media Finance Plc, 8.38%, 10/15/19	2,637,875
2,650,000		Virgin Media Finance Plc, 5.25%, 02/15/22	2,650,000

			25,145,701

UNITED STATES — 24.5%
4,253,000		AAR Corp., Cnv., 1.63%, 03/01/14(b)	4,013,769
5,000,000		AAR Corp., Cnv., 1.75%, 02/01/26(b)	4,931,250
5,000,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	5,512,500
36,005,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	37,085,150
3,000,000		AES Corp. (The), 8.00%, 10/15/17	3,420,000
2,500,000		Affinion Group, Inc., 11.50%, 10/15/15(b)	2,212,500
6,000,000		Alcatel-Lucent USA, Inc., Series A, Cnv., 2.88%, 06/15/23(b)	4,935,000
4,000,000		Alere, Inc., 7.88%, 02/01/16(b)	4,165,000
700,000		Allbritton Communications Co., 8.00%, 05/15/18	745,500
2,500,000		Alliance Data Systems Corp, 6.38%, 04/01/20(f)	2,556,250
12,000,000		Alliant Techsystems, Inc., Cnv., 3.00%, 08/15/24(b)	12,285,000
360,000		Allison Transmission, Inc., 11.00%, 11/01/15(f)	379,800
2,750,000		Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,880,625
1,900,000		Ally Financial, Inc., 6.75%, 12/01/14	2,004,500
2,750,000		Alpha Natural Resources, Inc., 6.00%, 06/01/19	2,571,250
4,250,000		AMC Networks, Inc., 7.75%, 07/15/21(f)	4,749,375
902,000		American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(f)	1,003,475
750,000		American Axle & Manufacturing, Inc., 5.25%, 02/11/14	776,250
2,750,000		AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	2,777,500

Principal Amount		Value

UNITED STATES (continued)
$3,250,000	AmeriGas Partners LP/AmeriGas Finance Corp., 7.00%, 05/20/22	$3,315,000
6,250,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	6,609,375
1,750,000	Ameristar Casinos, Inc., 7.50%, 04/15/21(f)	1,850,625
3,500,000	AMGH Merger Sub, Inc., 9.25%, 11/01/18(f)	3,605,000
7,000,000	ARAMARK Corp., 8.50%, 02/01/15	7,175,070
2,750,000	ARAMARK Holdings Corp., 8.63%, 05/01/16(f)(k)	2,815,340
4,500,000	Arch Coal, Inc., 7.25%, 06/15/21(f)	4,016,250
3,000,000	Ashtead Capital, Inc., 9.00%, 08/15/16(f)	3,131,250
1,000,000	Atwood Oceanics, Inc., 6.50%, 02/01/20	1,052,500
2,250,000	Avaya, Inc., 9.75%, 11/01/15	2,230,313
5,750,000	Avaya, Inc., 7.00%, 04/01/19(f)	5,750,000
2,300,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	2,360,375
750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	817,500
4,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	4,451,875
700,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19(f)	733,250
4,250,000	Basic Energy Services, Inc., 7.75%, 02/15/19	4,335,000
2,750,000	Belo Corp., 8.00%, 11/15/16	3,052,500
2,750,000	Bill Barrett Corp., 7.63%, 10/01/19	2,777,500
1,750,000	Bill Barrett Corp., 7.00%, 10/15/22	1,688,750
3,250,000	Biomet, Inc., 10.00%, 10/15/17	3,505,937
6,000,000	Biomet, Inc., 11.63%, 10/15/17	6,510,000
1,250,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,378,125
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,225,000
6,000,000	Boston Properties LP, REIT, Cnv., 3.63%, 02/15/14(f)	6,637,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,900,000	Boyd Gaming Corp., 7.13%, 02/01/16	$2,827,500
4,850,000	Boyd Gaming Corp., 9.13%, 12/01/18	5,092,500
250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	255,000
13,000,000	Brookdale Senior Living, Inc., Cnv., 2.75%, 06/15/18	12,252,500
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,865,750
1,650,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,753,125
6,050,000	Cablevision Systems Corp., 8.00%, 04/15/20	6,534,000
4,250,000	Calpine Corp., 7.25%, 10/15/17(f)	4,536,875
2,100,000	Calpine Corp., 7.88%, 07/31/20(f)	2,289,000
3,150,000	Calpine Corp., 7.50%, 02/15/21(f)	3,370,500
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	1,740,000
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,247,500
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	560,000
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,091,250
3,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,396,250
1,725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,804,781
5,000,000	CDW LLC/CDW Finance Corp, 8.50%, 04/01/19	5,350,000
1,300,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,417,000
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	492,500
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,031,250
10,500,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(f)	11,340,000
2,384,000	Chaparral Energy, Inc., 8.88%, 02/01/17	2,498,742
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22(f)	2,040,000

Principal Amount		Value

UNITED STATES (continued)
$6,000,000	Charles River Laboratories International, Inc., Cnv., 2.25%, 06/15/13	$5,992,500
4,500,000	Chesapeake Energy Corp., 6.78%, 03/15/19	4,376,250
7,000,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	6,072,500
1,500,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(f)	1,410,000
9,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	8,336,250
12,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	10,170,000
2,000,000	Ciena Corp., Cnv., 4.00%, 03/15/15(f)	2,175,000
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,020,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,035,000
750,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	703,125
1,150,000	CIT Group Inc, 5.25%, 03/15/18	1,184,500
1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	1,030,000
7,600,000	CIT Group, Inc., 7.00%, 05/02/16(f)	7,619,000
650,000	CIT Group, Inc., 7.00%, 05/02/17(f)	651,625
1,750,000	Clear Channel Worldwide Holdings Inc, 7.63%, 03/15/20(f)	1,701,875
1,850,000	Clear Channel Worldwide Holdings Inc, 7.63%, 03/15/20(f)	1,831,500
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	927,563
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,672,438
7,750,000	CommScope, Inc., 8.25%, 01/15/19(f)	8,273,125
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,057,500
4,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	4,220,000
1,500,000	Crown Castle International Corp., 7.13%, 11/01/19	1,642,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	$1,218,250
500,000	CSC Holdings, Inc., 6.75%, 11/15/21(f)	518,750
13,500,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(b)(f)	12,926,250
5,875,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	5,559,219
4,500,000	DaVita, Inc., 6.63%, 11/01/20	4,708,125
4,750,000	Del Monte Corp., 7.63%, 02/15/19	4,797,500
2,500,000	Delphi Corp., 6.13%, 05/15/21(f)	2,662,500
396,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	420,750
1,000,000	Denbury Resources, Inc., 8.25%, 02/15/20	1,115,000
1,150,000	DISH DBS Corp., 7.88%, 09/01/19	1,331,125
7,350,000	DISH DBS Corp., 6.75%, 06/01/21	8,048,250
1,750,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,785,000
1,250,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	1,318,750
550,000	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 06/01/19	569,250
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,212,500
1,000,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	972,500
1,400,000	El Paso Corp., 7.00%, 06/15/17	1,574,537
4,500,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16(f)	4,140,000
1,500,000	Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,603,125
3,350,000	Endo Pharmaceuticals Holdings, Inc., 7.25%, 01/15/22	3,592,875
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,933,750
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,277,500
14,651,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	14,467,863
4,000,000	Exterran Holdings, Inc., 7.25%, 12/01/18	3,840,000

Principal Amount		Value

UNITED STATES (continued)
$500,000	Exterran Holdings, Inc., Cnv., 4.25%, 06/15/14	$493,750
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,578,750
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	912,500
868,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(b)	783,370
5,000,000	Fidelity National Financial, Inc., Cnv., 4.25%, 08/15/18(f)	5,518,750
3,100,000	Ford Motor Credit Co. LLC, 5.00%, 05/15/18	3,349,950
1,500,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	1,899,545
1,400,000	Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,582,123
3,875,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 8.13%, 11/15/18(f)	4,000,938
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,956,980
1,950,000	Frontier Communications Corp., 7.88%, 04/15/15	2,115,750
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,771,250
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,097,250
2,750,000	Frontier Communications Corp., 8.50%, 04/15/20	2,860,000
5,000,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,293,750
1,650,000	Gannett Co, Inc., 6.38%, 09/01/15	1,753,125
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,525,000
18,500,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	19,355,625
13,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13	13,162,500
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,350,000
1,000,000	GenOn Energy, Inc., 7.63%, 06/15/14	1,020,000
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,160,000
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	3,006,750
13,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	12,545,000
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,676,250

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	$1,985,000
600,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	666,000
1,285,000	Graphic Packaging International, Inc., 7.88%, 10/01/18	1,426,350
4,800,000	Gray Television, Inc., 10.50%, 06/29/15	5,040,000
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,870,313
7,000,000	Griffon Corp., Cnv., 4.00%, 01/15/17(f)	6,825,000
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,651,875
4,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,646,250
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,575,000
370,000	HCA, Inc., 6.38%, 01/15/15	395,900
4,220,000	HCA, Inc., 6.50%, 02/15/16	4,536,500
2,810,000	HCA, Inc., 6.50%, 02/15/20	3,006,700
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,722,000
1,012,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,062,600
750,000	Hertz Corp. (The), 6.75%, 04/15/19	782,813
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(f)	1,515,000
13,375,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	13,274,688
11,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	10,395,000
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,240,000
9,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	9,836,250
2,770,000	Horsehead Holding Corp., Cnv., 3.80%, 07/01/17(f)	2,891,187
2,750,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	2,942,500
7,250,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	7,857,187
4,250,000	Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	4,499,687
5,750,000	Huntsman International LLC, 5.50%, 06/30/16(f)	5,757,188

Principal Amount		Value

UNITED STATES (continued)
$17,750,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	$16,596,250
15,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	13,706,250
3,900,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	3,997,500
597,000	Inergy LP/Inergy Finance Corp., 6.88%, 08/01/21	602,970
3,000,000	Ingles Markets, Inc., 8.88%, 05/15/17	3,247,500
16,000,000	Integra LifeSciences Holdings Corp., Cnv., 1.63%, 12/15/16(b)(f)	15,020,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,090,500
4,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	4,806,000
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	1,005,813
11,000,000	Isis Pharmaceuticals, Inc., Cnv., 2.63%, 02/15/27	10,601,250
2,600,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,593,500
2,600,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	2,678,000
6,100,000	Jarden Corp., 7.50%, 05/01/17	6,786,250
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,090,000
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	1,761,949
4,000,000	JMC Steel Group, 8.25%, 03/15/18(f)	4,140,000
3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	3,090,000
12,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35(b)	11,790,000
2,950,000	Lamar Media Corp., 6.63%, 08/15/15	3,009,000
1,040,000	Lamar Media Corp., 6.63%, 08/15/15	1,060,800
3,250,000	Lamar Media Corp., 7.88%, 04/15/18	3,554,687
1,000,000	Lamar Media Corp., 5.88%, 02/01/22(f)	1,027,500
4,500,000	Lawson Software, Inc., 9.38%, 04/01/19(f)	4,702,500
22,415,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	20,986,044
400,000	Level 3 Financing, Inc., 8.75%, 02/15/17	416,000
6,750,000	Level 3 Financing, Inc., 8.13%, 07/01/19(f)	6,935,625

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,600,000	Level 3 Financing, Inc., 8.63%, 07/15/20(f)	$1,676,000
1,000,000	Levi Strauss & Co., 8.88%, 04/01/16	1,032,510
3,500,000	Levi Strauss & Co., 7.63%, 05/15/20	3,758,125
1,000,000	Levi Strauss & Co., 6.88%, 05/01/22(f)	1,022,500
14,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	7,875,000
29,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	15,515,000
7,000,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	7,271,250
7,000,000	Linear Technology Corp., Series A, Cnv., 3.00%, 05/01/27	7,350,000
1,250,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19(f)	1,256,250
1,000,000	LINN Energy LLC/LINN Energy Finance Corp., 6.25%, 11/01/19(f)	985,000
3,500,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21(f)	3,692,500
16,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	15,840,000
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,629,062
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,097,500
1,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,578,750
1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,699,500
3,850,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,196,500
1,000,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22(f)	1,015,000
745,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/19	594,137
7,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31	8,253,750
1,000,000	Meritor, Inc., 8.13%, 09/15/15	1,061,250
6,000,000	Meritor, Inc., Cnv., STEP, 4.63%, 03/01/26	5,377,500

Principal Amount		Value

UNITED STATES (continued)
$12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	$9,480,000
500,000	MGM Resorts International, 7.50%, 06/01/16	520,000
1,150,000	MGM Resorts International, 7.63%, 01/15/17	1,193,125
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,382,500
1,100,000	MGM Resorts International, 9.00%, 03/15/20(f)	1,226,500
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,025,000
1,000,000	MGM Resorts International, Cnv., 4.25%, 04/15/15	1,058,750
2,000,000	Michael Foods, Inc., 9.75%, 07/15/18	2,200,000
3,100,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,293,781
1,000,000	Michaels Stores, Inc., 7.75%, 11/01/18	1,052,500
400,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16(b)	425,500
3,000,000	Monaco SpinCo, Inc., 6.75%, 04/30/20(f)	3,105,000
3,400,000	Monitronics International, Inc., 9.13%, 04/01/20(f)	3,400,000
12,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(b)	11,104,000
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(f)	8,503,200
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,396,250
3,200,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	3,472,000
8,000,000	Nash Finch Co., Cnv., STEP, 1.63%, 03/15/35(b)	3,730,000
5,000,000	NBTY, Inc., 9.00%, 10/01/18	5,518,750
4,000,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	4,000,000
1,000,000	Neiman Marcus Group, Inc. (The), 10.38%, 10/15/15	1,047,510
4,200,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	4,074,000
1,050,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	1,050,000
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,657,500
2,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,077,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,100,000	NRG Energy, Inc., 8.25%, 09/01/20	$3,107,750
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21	2,443,750
3,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31(f)	3,360,000
5,750,000	Nuveen Investments, Inc., 10.50%, 11/15/15(f)	5,936,875
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,756,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,586,250
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,031,750
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,193,500
16,750,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	16,352,187
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,638,750
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18	1,698,750
4,800,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,800,000
2,100,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13(f)	1,963,500
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,115,000
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,082,500
6,250,000	Penske Automotive Group, Inc., 7.75%, 12/15/16	6,507,875
2,250,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,463,750
3,085,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	3,401,212
1,000,000	Pinnacle Entertainment, Inc., 7.75%, 04/01/22	1,060,000
3,525,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	3,613,125
4,475,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	4,844,187
3,950,000	Plains Exploration & Production Co., 7.63%, 06/01/18	4,206,750
1,250,000	Plains Exploration & Production Co., 6.13%, 06/15/19	1,262,500
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,404,000

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Plains Exploration & Production Co., 6.75%, 02/01/22	$1,040,000
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,070,000
6,000,000	Powerwave Technologies, Inc., Cnv., 3.88%, 10/01/27(b)	1,642,500
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,587,750
750,000	Prestige Brands, Inc., 8.13%, 02/01/20(f)	819,375
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18(b)	1,067,500
2,250,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,255,625
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,065,000
350,000	Qwest Communications International, Inc., 7.13%, 04/01/18(f)	373,625
550,000	Qwest Corp., 6.75%, 12/01/21	619,593
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,903,125
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,240,000
1,250,000	Rent-A-Center, Inc., 6.63%, 11/15/20	1,306,250
2,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 7.75%, 10/15/16(f)	3,013,875
5,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.25%, 05/15/18(f)	5,908,500
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19(f)	502,500
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19(f)	2,085,000
2,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 02/15/21(f)	2,702,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	$2,040,000
1,250,000	RR Donnelley & Sons Co., 7.25%, 05/15/18	1,209,375
2,000,000	RR Donnelley & Sons Co., 7.63%, 06/15/20	1,897,500
2,000,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,160,000
1,500,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19(f)	1,597,500
6,000,000	SanDisk Corp., Cnv., 1.50%, 08/15/17	6,217,500
2,438,000	Sanmina-SCI Corp., 8.13%, 03/01/16	2,514,187
1,950,000	Sanmina-SCI Corp., 7.00%, 05/15/19(f)	1,993,875
20,000,000	Savient Pharmaceuticals, Inc., Cnv., 4.75%, 02/01/18(b)	11,175,000
650,000	Scientific Games International, Inc., 7.88%, 06/15/16(f)	676,813
1,850,000	Scientific Games International, Inc., 9.25%, 06/15/19	2,048,875
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	536,134
3,150,000	Sealed Air Corp., 8.38%, 09/15/21(f)	3,575,250
2,000,000	Sealy Mattress Co., 8.25%, 06/15/14	1,990,000
2,984,000	ServiceMaster Co. (The), 10.75%, 07/15/15(e)(f)	3,114,580
4,250,000	SESI LLC, 7.13%, 12/15/21(f)	4,600,625
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	5,400,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	283,750
1,000,000	Spectrum Brands, Inc., 9.50%, 06/15/18(f)	1,132,500
1,250,000	Spectrum Brands, Inc., 6.75%, 03/15/20(f)	1,278,125
1,250,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	1,362,500
3,000,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	3,060,000
675,000	Stater Brothers Holdings, Inc., 7.38%, 11/15/18	729,000
18,700,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	18,279,250
6,750,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	6,994,687
3,000,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	3,198,750

Principal Amount		Value

UNITED STATES (continued)
$1,600,000	SuperValu, Inc., 7.50%, 11/15/14	$1,630,000
5,150,000	SuperValu, Inc., 8.00%, 05/01/16	5,407,500
8,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(b)(f)	7,120,000
600,000	Tenet Healthcare Corp., 9.25%, 02/01/15	670,500
4,000,000	Tenet Healthcare Corp., 6.25%, 11/01/18(f)	4,160,000
4,400,000	Tenet Healthcare Corp., 8.00%, 08/01/20	4,576,000
3,250,000	Terex Corp., 8.00%, 11/15/17	3,404,375
8,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14(b)	4,667,494
11,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14(b)	12,312,906
3,600,000	Toys R US - Delaware, Inc., 7.38%, 09/01/16(f)	3,663,000
2,250,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	2,340,000
1,150,000	Toys R US, Inc., 7.88%, 04/15/13	1,178,750
5,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18(f)(k)	5,362,500
2,000,000	TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,375,000
3,100,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	3,262,750
2,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,280,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,642,500
1,000,000	Unit Corp., 6.63%, 05/15/21	1,015,000
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	836,250
2,000,000	United States Steel Corp., Cnv., 4.00%, 05/15/14	2,310,000
3,000,000	Universal Health Services, Inc., 7.00%, 10/01/18	3,228,750
4,250,000	Universal Hospital Services, Inc., 8.50%, 06/01/15(e)(k)	4,353,594
1,500,000	UR Financing Escrow Corp., 7.38%, 05/15/20(f)	1,575,000
5,500,000	UR Financing Escrow Corp., 7.63%, 04/15/22(f)	5,816,250
3,000,000	US Foodservice, 8.50%, 06/30/19(f)	3,075,000
300,000	Valeant Pharmaceuticals International, 6.50%, 07/15/16(f)	310,875

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$6,000,000	Valeant Pharmaceuticals International, 6.75%, 10/01/17(f)	$6,172,500
3,500,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	3,565,625
1,000,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19	1,003,750
25,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19(f)	25,094
40,000	Vanguard Health Systems, Inc., 9.30%, 02/01/16(j)	26,500
2,375,000	Viasat, Inc., 6.88%, 06/15/20(f)	2,404,687
3,375,000	Visant Corp, 10.00%, 10/01/17	3,202,031
3,100,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16(f)	2,929,500
425,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18(f)	367,094
4,875,000	West Corp., 11.00%, 10/15/16	5,179,688
1,650,000	West Corp., 8.63%, 10/01/18	1,810,875
4,375,000	West Corp., 7.88%, 01/15/19	4,664,844
1,200,000	Windstream Corp., 7.88%, 11/01/17	1,326,000
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,075,000
2,050,000	Windstream Corp., 7.00%, 03/15/19	2,091,000
5,250,000	Windstream Corp., 7.75%, 10/15/20	5,617,500
1,000,000	Windstream Corp., 7.50%, 06/01/22(f)	1,047,500
16,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	17,958
7,250,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	7,902,500
120,000	Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	123,001

		1,283,971,200

Total Corporate Bonds (Cost $1,479,883,258)		1,486,581,417

GOVERNMENT BONDS — 11.1%
ARGENTINA — 0.0%
21,758,000	Republic of Argentina, 0.10%, 08/03/12(e)	2,687,113

Principal Amount			Value

AUSTRALIA — 0.6%
$710,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	$739,784
2,680,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	2,792,423
6,090,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	6,491,415
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	735,204
5,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	5,559,834
12,855,000	(g)	Western Australia Treasury Corp., 5.50%, 07/17/12	13,439,527
3,685,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	4,023,191

			33,781,378

BRAZIL — 0.3%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	11,631,898
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,353,318
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,108,658

			17,093,874

HUNGARY — 0.6%
67,600,000	(g)	Hungary Government Bond, 6.75%, 02/12/13	310,128
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	251,058
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	590,634
382,200,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	1,730,884
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	281,491
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	408,037
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	376,189
312,000,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	1,354,492
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	356,616
6,200,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	27,542

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount			Value

HUNGARY (continued)
$54,700,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	$234,503
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	598,014
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,017,446
5,100,000	(g)	Hungary Government International Bond, 6.00%, 01/11/19	6,052,140
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	2,803,200
10,537,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	10,897,411
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	3,772,800
110,200,000	(g)	Hungary Treasury Bills, 5.70%, 08/22/12(j)	497,434

			32,560,019

INDONESIA — 0.8%
3,735,000		Indonesia Government International Bond, 11.63%, 03/04/19(f)	5,509,125
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,721,706
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	457,993
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,424,454
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,412,175
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	224,606
137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	18,749,541
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,658,356

			42,157,956

IRELAND — 0.6%
529,000	(g)	Ireland Government Bond, 4.60%, 04/18/16	681,303
542,000	(g)	Ireland Government Bond, 4.50%, 10/18/18	646,512
820,000	(g)	Ireland Government Bond, 4.40%, 06/18/19	957,209
1,874,000	(g)	Ireland Government Bond, 5.90%, 10/18/19	2,353,849
3,050,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	3,479,808

Principal Amount			Value

IRELAND (continued)
$7,260,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	$8,482,589
12,933,000	(g)	Ireland Government Bond, 5.40%, 03/13/25	15,068,470

			31,669,740

ISRAEL — 0.3%
29,256,000	(g)	Israel Government Bond, 5.00%, 03/31/13	7,964,533
25,646,000	(g)	Israel Government Bond, 3.50%, 09/30/13	7,026,040
5,160,000	(g)	Israel Treasury Bill - Makam, 3.25%, 05/02/12(j)	1,370,609

			16,361,182

LITHUANIA — 0.2%
3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	3,878,608
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,388,525
2,460,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	2,669,100

			9,936,233

MALAYSIA — 1.4%
6,865,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 05/17/12(j)	2,266,192
1,170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.77%, 05/29/12(j)	385,837
360,000	(g)	Bank Negara Malaysia Monetary Notes, 2.92%, 06/14/12(j)	118,569
100,000	(g)	Bank Negara Malaysia Monetary Notes, 3.04%, 08/07/12(j)	32,796
565,000	(g)	Bank Negara Malaysia Monetary Notes, 2.91%, 08/09/12(j)	182,968
10,000	(g)	Bank Negara Malaysia Monetary Notes, 3.04%, 08/23/12(j)	3,274
10,000	(g)	Bank Negara Malaysia Monetary Notes, 3.08%, 09/25/12(j)	3,266
105,000	(g)	Bank Negara Malaysia Monetary Notes, 3.09%, 09/27/12(j)	34,284
35,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/09/12(j)	11,419

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount			Value

MALAYSIA (continued)
$30,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/16/12(j)	$9,782
30,000	(g)	Bank Negara Malaysia Monetary Notes, 3.00%, 10/23/12(j)	9,776
265,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 10/25/12(j)	86,324
530,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 11/01/12(j)	172,561
56,543,000	(g)	Bank Negara Malaysia Monetary Notes, 2.86%, 12/20/12(j)	18,335,422
2,532,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/10/13(j)	819,740
3,860,000	(g)	Bank Negara Malaysia Monetary Notes, 2.90%, 01/15/13(j)	1,249,179
3,440,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/17/13(j)	1,113,080
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.84%, 02/19/13(j)	54,867
100,000	(g)	Bank Negara Malaysia Monetary Notes, 2.85%, 02/26/13(j)	32,257
42,443,000	(g)	Malaysia Government Bond, 3.72%, 06/15/12	14,036,977
3,605,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	1,189,287
11,791,000	(g)	Malaysia Government Bond, 3.70%, 02/25/13	3,917,238
840,000	(g)	Malaysia Government Bond, 3.70%, 05/15/13	279,447
66,145,000	(g)	Malaysia Government Bond, 3.21%, 05/31/13	21,896,924
3,270,000	(g)	Malaysia Government Bond, 3.46%, 07/31/13	1,085,965
10,000	(g)	Malaysia Government Bond, 8.00%, 10/30/13	3,548
110,000	(g)	Malaysia Government Bond, 5.09%, 04/30/14	37,749
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,666,017
590,000	(g)	Malaysia Treasury Bill, 2.69%, 07/27/12(j)	193,619

			72,228,364

MEXICO — 0.9%
36,430,000	(g)	Mexican Bonos, 9.00%, 12/20/12	2,871,949

Principal Amount			Value

MEXICO (continued)
$167,160,000	(g)	Mexican Bonos, 9.00%, 06/20/13	$13,446,730
255,690,000	(g)	Mexican Bonos, 8.00%, 12/19/13	20,653,201
20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	1,685,414
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	2,991,972
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,041,836
1,059,200	(g)	Mexican Udibonos, 4.50%, 12/18/14	415,077
2,720,000	(g)	Mexican Udibonos, 5.00%, 06/16/16	1,122,939
920,000	(g)	Mexican Udibonos, 3.50%, 12/14/17	366,397

			45,595,515

NORWAY — 0.2%
30,210,000	(g)	Norway Treasury Bill, 2.37%, 06/20/12(j)	5,266,639
18,560,000	(g)	Norway Treasury Bill, 1.50%, 03/20/13(j)	3,197,907

			8,464,546

PHILIPPINES — 0.2%
312,450,000	(g)	Philippine Government Bond, 9.13%, 09/04/16	8,742,191

POLAND — 1.3%
2,685,000	(g)	Poland Government Bond, 4.55%, 07/25/12(j)	842,548
9,598,000	(g)	Poland Government Bond, 4.63%, 10/25/12(j)	2,976,832
15,733,000	(g)	Poland Government Bond, 4.80%, 01/25/13(j)	4,824,727
16,445,000	(g)	Poland Government Bond, 5.25%, 04/25/13	5,243,333
14,329,000	(g)	Poland Government Bond, 4.58%, 07/25/13(j)	4,296,473
23,110,000	(g)	Poland Government Bond, 5.00%, 10/24/13	7,358,145
7,565,000	(g)	Poland Government Bond, 4.54%, 01/25/14(j)	2,216,504
49,780,000	(g)	Poland Government Bond, 5.75%, 04/25/14	16,100,790
2,640,000	(g)	Poland Government Bond, 5.50%, 04/25/15	854,800
29,495,000	(g)	Poland Government Bond, 6.25%, 10/24/15	9,805,598
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	8,045,666

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount			Value

POLAND (continued)
$5,400,000		Poland Government International Bond, 6.38%, 07/15/19	$6,345,000

			68,910,416

RUSSIA — 0.2%
9,229,325		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	11,063,653

SINGAPORE — 0.2%
11,150,000	(g)	Singapore Government Bond, 2.25%, 07/01/13	9,223,992
2,300,000	(g)	Singapore Government Bond, 0.25%, 02/01/14	1,859,569

			11,083,561

SOUTH AFRICA — 0.0%
760,000		South Africa Government International Bond, 5.50%, 03/09/20	864,500
1,465,000		South Africa Government International Bond, 5.88%, 05/30/22	1,710,387

			2,574,887

SOUTH KOREA — 1.9%
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	110,502
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	112,849
105,000	(l)	Export-Import Bank of Korea, 4.63%, 02/20/17	147,244
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,605,176
908,000,000	(g)	Korea Monetary Stabilization Bond, 3.90%, 08/02/13	806,940
19,902,480,000	(g)	Korea Treasury Bond, 4.00%, 06/10/12	17,621,750
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	3,784,722
18,199,000,000	(g)	Korea Treasury Bond, 4.25%, 12/10/12	16,180,648
6,583,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	5,914,945
29,842,820,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	26,499,262
29,250,450,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	25,707,266
250,000		Republic of Korea, 5.63%, 11/03/25	301,518

			98,792,822

Principal Amount			Value

SRI LANKA — 0.1%
$13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	$88,194
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	1,942,890
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,832,841

			4,863,925

SWEDEN — 0.7%
9,130,000	(g)	Kommuninvest I Sverige, 1.75%, 10/08/12	1,357,140
88,000,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	13,316,591
141,725,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	21,187,163

			35,860,894

UKRAINE — 0.4%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	159,992
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	99,000
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	115,823
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	184,000
6,550,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	5,927,750
14,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	12,950,025

			19,436,590

UNITED KINGDOM — 0.1%
1,751,000	(g)	United Kingdom Gilt, 5.25%, 06/07/12	2,855,057

VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,184,000

VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,763,125

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

VIETNAM (continued)
$2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(f)	$2,704,763

		4,467,888

Total Government Bonds (Cost $562,808,343)		583,371,804

ASSET-BACKED SECURITIES — 1.9%
UNITED STATES — 1.9%
7,214,566	ACE Securities Corp., Series 2005-HE7, Class A2D, 0.57%, 11/25/35(e)	5,736,688
5,288,997	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.59%, 03/25/36(e)	1,549,736
5,288,997	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.59%, 03/25/36(e)	1,549,736
29,199,293	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.44%, 10/25/36(e)	9,742,046
12,827,038	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.54%, 02/25/37(e)	5,126,908
2,589,963	Conseco Financial Corp., Series 1999-2, Class A7, 6.44%, 12/01/30	2,593,764
6,079,479	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	4,972,262
19,633,360	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A3, 0.49%, 03/25/36(e)	10,170,269
3,852,616	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.40%, 09/25/46(e)	1,935,293
5,860,735	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.39%, 04/25/46(e)	3,787,376
4,875,000	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, 0.48%, 05/25/36(e)	1,693,428
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.61%, 10/25/35(e)	3,111,361
1,221,483	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	793,981
36,390,000	Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A3, 0.44%, 07/25/37(e)	12,915,793
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.48%, 06/25/36(e)	790,593
3,440,919	Oakwood Mortgage Investors, Inc., Series 2002-A, Class A4, 6.97%, 03/15/32(e)	3,368,830

Principal Amount		Value

UNITED STATES (continued)
$3,498,503	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	$3,521,730
5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	2,025,345
13,343,472	Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A3, 0.41%, 07/25/36(e)	10,494,922
9,052,576	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.53%, 12/25/35(e)	4,811,954
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.45%, 06/25/37(e)	1,708,759
9,108,000	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.37%, 07/25/37(e)	5,134,832

Total Asset-Backed Securities (Cost $103,844,342)		97,535,606

NON-AGENCY MORTGAGE-BACKED SECURITIES — 11.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.1%
589,093	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.17%, 01/25/36(e)	583,906
5,141,820	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.90%, 07/25/35(e)	4,207,822
1,251,351	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.49%, 03/25/36(e)	743,580
190,520	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.39%, 03/25/37(e)	79,294
7,424,689	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.69%, 11/25/35(e)	4,142,249
6,740,095	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.51%, 11/25/35(e)	4,189,205
5,376,730	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.48%, 11/25/45(e)	3,731,593
3,283,219	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.48%, 12/25/35(e)	2,204,274
4,049,173	American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.48%, 12/25/36(e)	1,848,793
28,641,053	American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.43%, 05/25/47(e)	15,086,134

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,268,278	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	$3,947,744
1,776,594	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.07%, 09/20/35(e)	1,550,215
8,595,888	Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.74%, 11/20/35(e)	5,277,785
2,596,194	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.85%, 02/20/36(e)	1,385,858
2,976,570	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.90%, 06/20/36(e)	1,972,845
4,245,279	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.67%, 07/20/36(e)	3,342,824
2,264,326	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,878,415
14,592,536	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.40%, 02/20/47(e)	10,446,690
211,744	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.75%, 10/25/35(e)	202,368
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.75%, 10/25/35(e)	2,680,920
263,953	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 2.80%, 11/25/35(e)	250,125
3,512,530	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.88%, 12/25/35(e)	2,582,938
15,578,519	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.45%, 05/25/47(e)	7,552,768
6,907,218	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	6,106,905
3,334,135	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.95%, 07/25/36(e)(f)	2,846,068
5,365,822	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.47%, 04/26/37(e)(f)	5,002,373
6,323,024	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 5.47%, 02/25/36(e)	3,675,685
3,237,271	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.28%, 08/25/35(e)	2,562,784
4,417,608	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	3,595,047

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,237,420	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.00%, 05/25/47(e)	$1,457,385
12,690,011	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.60%, 05/25/37(e)	8,966,980
2,257,490	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.59%, 06/25/47(e)	1,671,413
7,011,559	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.30%, 11/25/35(e)	4,637,111
2,749,763	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.40%, 08/25/36(e)	987,580
23,128,642	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 2.97%, 01/25/47(e)	11,027,873
1,115,561	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.73%, 05/25/35(e)	929,058
2,647,923	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.84%, 06/25/36(e)	2,111,186
1,600,211	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.65%, 06/25/36(e)	1,367,857
6,434,169	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.81%, 11/25/36(e)	4,382,383
4,858,451	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,683,439
6,086,743	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,381,638
1,147,628	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	802,311
1,413,408	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,171,110
644,467	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	640,537
3,441,184	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.54%, 08/25/35(e)	2,031,834
5,747,775	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.55%, 08/25/35(e)	2,605,292
9,481,549	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	7,372,884

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$828,263	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	$616,984
2,506,811	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,866,002
359,908	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.16%, 12/25/35(e)	219,488
8,495,918	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.69%, 04/25/35(e)	5,901,590
3,636,716	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,751,033
10,066,851	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.59%, 05/25/36(e)	4,392,630
12,045,213	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,889,296
3,499,491	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,026,750
4,420,798	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.59%, 06/25/36(e)	2,414,864
4,420,798	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.91%, 06/25/36(e)	956,097
4,733,158	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,085,764
1,875,481	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,324,765
4,686,306	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.64%, 03/25/36(e)	1,970,703
5,056,877	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,316,023
3,666,588	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,525,684
6,694,826	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,706,536
805,536	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	589,073
2,285,380	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.64%, 05/25/36(e)	1,284,423

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,271,026	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.62%, 08/25/36(e)	$3,714,091
3,156,972	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.42%, 02/20/47(e)	1,428,855
11,443,545	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.43%, 03/20/47(e)	5,514,121
3,329,519	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.42%, 11/25/36(e)	1,567,966
1,877,425	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,343,528
10,991,628	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.51%, 03/25/47(e)	8,181,170
5,700,110	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 08/25/37	4,266,645
1,771,134	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,598,468
5,612,323	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	4,454,756
1,589,315	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,436,306
944,518	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	911,395
1,419,657	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	1,302,754
2,852,347	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,489,239
1,187,399	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	993,007
7,621,168	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	6,754,626
1,445,044	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,176,398

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,722,071	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	$1,288,443
823,695	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.44%, 04/25/46(e)	492,376
2,418,535	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.74%, 07/25/37(e)	1,546,721
1,233,031	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,028,224
6,302,561	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,483,376
10,060,043	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	8,461,030
1,335,724	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.04%, 01/27/36(e)(f)	1,227,504
3,835,169	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.68%, 07/25/36(e)(f)	3,640,312
5,405,456	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.21%, 05/27/36(e)(f)	5,232,775
4,525,034	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.78%, 05/27/36(e)(f)	4,375,113
1,528,803	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.76%, 07/25/36(e)(f)	1,466,914
4,011,781	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.83%, 08/25/46(e)(f)	3,508,221
2,892,758	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.71%, 09/20/37(e)(f)	3,002,058
5,180,518	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.92%, 09/28/36(e)(f)	4,972,369
5,122,282	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.92%, 08/28/36(e)(f)	4,805,047
5,022,684	Deutsche ALT-A Securities Inc Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.43%, 08/25/47(e)	3,122,154
2,519,147	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,318,370

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,133,341	First Horizon Alternative Mortgage Securities, Series 2005-AA5, Class 2A1, 2.36%, 07/25/35(e)	$4,615,543
2,493,640	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.58%, 09/25/35(e)	1,648,580
5,038,215	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 2.51%, 11/25/36(e)	2,611,583
5,899,070	First Horizon Alternative Mortgage Securities, Series 2006-AA7, Class A1, 2.41%, 01/25/37(e)	2,804,033
8,888,365	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A9, 6.00%, 07/25/36	6,697,448
6,159,277	GMAC Mortgage Corp Loan Trust, Series 2005-AR4, Class 3A1, 3.11%, 07/19/35(e)	5,482,671
1,888,670	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.08%, 11/19/35(e)	1,407,518
4,227,159	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.27%, 11/19/35(e)	3,931,794
4,147,717	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.32%, 04/19/36(e)	3,366,168
5,625,791	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.40%, 02/25/37(e)	2,367,387
4,575,697	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.59%, 01/25/35(e)(f)	3,700,589
2,224,194	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 01/25/35(e)	1,992,065
3,463,837	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.01%, 05/25/35(e)	2,641,203
3,174,946	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.80%, 10/25/35(e)	2,934,785
2,207,900	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,763,330
3,182,902	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	3,023,827
3,609,034	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.00%, 01/25/36(e)	2,993,299
4,692,088	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,177,231

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,257,436	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.49%, 03/25/35(e)	$2,106,590
6,835,605	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.51%, 10/25/35(e)	4,966,977
3,030,418	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.56%, 04/25/37(e)	1,701,145
4,410,123	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.42%, 12/25/36(e)	2,894,766
3,090,807	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.80%, 04/25/47(e)	1,980,685
7,841,859	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.35%, 05/25/37(e)	3,403,563
3,374,893	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.49%, 09/25/36(e)	2,525,701
6,122,408	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.78%, 06/25/36(e)	2,947,281
7,067,746	Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 5.06%, 04/25/36(e)	4,448,113
6,732,678	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.14%, 01/25/37(e)	3,753,092
14,592,452	Indymac Index Mortgage Loan Trust, Series 2007-FLX3, Class A1, 0.48%, 06/25/37(e)	8,894,425
4,237,696	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.30%, 03/25/37(e)	2,899,888
1,425,102	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.93%, 04/25/35(e)	1,270,177
11,742,433	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 4.65%, 10/25/37(e)	6,999,977
2,260,721	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	1,987,505
1,414,362	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(f)	1,089,804
2,938,762	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.44%, 07/25/35(e)	2,086,456
3,335,109	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,728,549

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,913,545	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.14%, 02/25/36(e)	$2,006,872
9,441,919	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,246,351
3,842,790	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,408,828
7,371,710	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.47%, 06/25/46(e)	2,713,316
6,647,893	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,388,505
3,110,325	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,148,919
2,683,520	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.57%, 04/25/37(e)	1,219,802
3,691,974	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,155,138
1,617,902	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	1,524,974
3,513,486	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.16%, 11/25/35(e)	2,316,509
686,744	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	585,091
10,749,648	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.68%, 08/25/36(e)	6,984,493
2,150,718	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,674,075
9,360,486	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	7,885,725
5,411,278	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.69%, 05/25/35(e)	3,763,497
9,891,812	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.95%, 08/25/35(e)	8,151,827
6,220,052	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.56%, 10/25/35(e)	3,657,645
10,802,726	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.68%, 02/25/36(e)	7,497,881

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,932,490	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.05%, 10/25/36(e)	$3,801,729
12,664,084	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.33%, 10/25/36(e)	10,400,627
5,083,653	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.46%, 05/25/37(e)	2,866,110
6,330,060	Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A, 0.52%, 02/25/36(e)	3,418,287
6,328,797	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.46%, 05/25/46(e)	2,353,562
6,090,683	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1, 0.43%, 07/25/46(e)	3,347,883
1,839,286	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.50%, 04/25/37(e)	1,241,716
1,720,956	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Series A2A1, 0.58%, 01/25/45(e)	1,360,083
965,100	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.45%, 12/25/35(e)	949,716
1,353,783	WaMu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.47%, 01/25/36(e)	1,177,725
2,084,667	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 0.57%, 01/25/45(e)	1,637,441
10,610,974	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 2.51%, 09/25/36(e)	7,501,725
1,232,674	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.51%, 08/25/46(e)	876,141
3,959,228	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 4.95%, 07/25/37(e)	2,474,685
7,230,594	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.93%, 05/25/47(e)	4,176,136
4,070,722	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,868,244
9,482,049	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	7,257,171

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,731,325	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	$3,181,288
4,549,938	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 4A, 1.15%, 06/25/46(e)	2,028,907
2,196,128	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.69%, 07/25/36(e)	1,977,010
3,149,324	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.70%, 07/25/36(e)	2,360,942
2,340,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.65%, 09/25/36(e)	1,683,570
2,589,245	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.42%, 12/25/36(e)	2,449,343
2,396,252	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.69%, 04/25/36(e)	1,831,258
2,078,191	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,846,164
2,567,481	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	2,186,571
1,708,823	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,582,496
698,110	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	646,112
1,710,896	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.02%, 11/25/37(e)	1,300,824

		581,803,777

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
6,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.83%, 04/10/49(e)	5,854,383
2,000,000	GS Mortgage Securities Corp. II, Series 2006-GC6, Class AM, 5.62%, 04/10/38(e)	2,054,673

		7,909,056

Total Non-Agency Mortgage-Backed Securities (Cost $606,982,824)		589,712,833

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Bank — 10.7%
$10,000,000	0.03%, 05/01/12(m)	$10,000,000
99,000,000	0.03%, 05/01/12(m)	99,000,000
22,000,000	0.08%, 05/02/12(m)	21,999,956
15,000,000	0.02%, 05/03/12(m)	14,999,983
88,100,000	0.02%, 05/04/12(m)	88,099,734
60,000,000	0.01%, 05/07/12(m)	59,999,765
18,000,000	0.02%, 05/08/12(m)	17,999,930
84,200,000	0.05%, 05/09/12(m)	84,199,042
42,800,000	0.06%, 05/11/12(m)	42,799,324
25,000,000	0.03%, 05/14/12(m)	24,999,723
12,000,000	0.02%, 05/14/12(m)	11,999,870
48,000,000	0.03%, 05/15/12(m)	47,999,440
20,000,000	0.08%, 05/16/12(m)	19,999,333
17,000,000	0.05%, 05/18/12(m)	16,999,599

Total U.S. Government Agencies (Cost $561,095,699)		561,095,699

U.S. GOVERNMENT SECURITIES — 2.6%
U.S. Treasury Bills — 2.6%
68,000,000	0.06%, 05/03/12(m)	67,999,755
46,000,000	0.03%, 05/10/12(m)	45,999,605
22,500,000	0.06%, 05/17/12(m)	22,499,400
1,000,000	0.11%, 08/23/12(m)	999,660

Total U.S. Government Securities (Cost $137,498,409)		137,498,420

MUNICIPAL BONDS — 0.1%
California — 0.1%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,267,668
265,000	State of California Build America Bonds GO, 6.65%, 03/01/22	321,941
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	229,091
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	2,230,111

		4,048,811

Michigan — 0.0%
70,000	City of Detroit GO, OID, 4.50%, 11/01/23	75,693

Total Municipal Bonds (Cost $3,358,273)		4,124,504

Shares		Value

CASH SWEEP — 3.0%
UNITED STATES — 3.0%
159,796,536	Citibank - US Dollars on Deposit in Custody Account, 0.02%(n)	$159,796,536

Total Cash Sweep (Cost $159,796,536)		159,796,536

TOTAL INVESTMENTS — 100.5% (Cost $5,245,841,739)(a)		5,264,154,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(25,350,555)

NET ASSETS — 100.0%		$5,238,804,399

Contracts		Value

CALL OPTIONS WRITTEN — (1.3)%
(600)	Accenture Plc, Strike $57.50, Expires 01/19/13	(594,000)
(750)	Accenture Plc, Strike $60.00, Expires 08/18/12	(495,000)
(1,500)	Accenture Plc, Strike $60.00, Expires 11/14/12	(1,110,000)
(150)	Apple, Inc., Strike $500.00, Expires 01/19/13	(1,727,250)
(100)	Apple, Inc., Strike $520.00, Expires 01/19/13	(1,019,500)
(100)	Apple, Inc., Strike $560.00, Expires 01/19/13	(788,000)
(7,174)	Applied Materials, Inc., Strike $12.00, Expires 07/21/12	(365,874)
(4,000)	Applied Materials, Inc., Strike $12.50, Expires 01/19/13	(312,000)
(126)	AT&T, Inc., Strike $27.50, Expires 01/19/13	(69,930)
(1,000)	Barrick Gold Corp., Strike $45.00, Expires 01/19/13	(232,000)
(1,000)	Barrick Gold Corp., Strike $46.00, Expires 10/20/12	(123,000)
(1,000)	Barrick Gold Corp., Strike $47.00, Expires 01/19/13	(178,000)
(1,250)	Barrick Gold Corp., Strike $48.00, Expires 07/21/12	(31,250)
(1,000)	Baxter International, Inc., Strike $52.50, Expires 01/19/13	(520,000)
(354)	BMC Software, Inc., Strike $35.00, Expires 01/19/13	(329,220)
(1,641)	BMC Software, Inc., Strike $37.00, Expires 08/18/12	(918,960)
(2,000)	BMC Software, Inc., Strike $39.00, Expires 08/18/12	(860,000)
(3,000)	Carnival Corp., Strike $25.00, Expires 01/19/13	(2,520,000)
(1,000)	Carnival Corp., Strike $30.00, Expires 01/19/13	(450,000)
(500)	Chevron Corp., Strike $110.00, Expires 01/19/13	(237,500)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

(1,200)	Chevron Corp., Strike $95.00, Expires 01/19/13	$(1,662,000)
(1,545)	Cisco Systems, Inc., Strike $19.00, Expires 10/20/12	(313,635)
(2,500)	Cisco Systems, Inc., Strike $20.00, Expires 01/19/13	(447,500)
(2,500)	Cisco Systems, Inc., Strike $20.00, Expires 10/20/12	(357,500)
(2,500)	Cisco Systems, Inc., Strike $21.00, Expires 10/20/12	(240,000)
(955)	Cisco Systems, Inc., Strike $22.00, Expires 01/19/13	(89,770)
(4,000)	Corning, Inc., Strike $12.50, Expires 01/19/13	(1,000,000)
(1,500)	Dell, Inc., Strike $16.00, Expires 11/17/12	(238,500)
(3,625)	Dell, Inc., Strike $17.00, Expires 08/18/12	(250,125)
(2,000)	Dell, Inc., Strike $17.50, Expires 01/19/13	(220,000)
(3,625)	Dell, Inc., Strike $18.00, Expires 08/18/12	(126,875)
(3,000)	Dell, Inc., Strike $20.00, Expires 01/19/13	(120,000)
(750)	Dover Corp., Strike $60.00, Expires 09/22/12	(397,500)
(1,000)	Dover Corp., Strike $65.00, Expires 09/22/12	(260,000)
(401)	Freeport-McMoRan Copper & Gold, Inc., Strike $34.00, Expires 01/19/13	(278,695)
(1,250)	Freeport-McMoRan Copper & Gold, Inc., Strike $35.00, Expires 01/19/13	(793,750)
(1,000)	Freeport-McMoRan Copper & Gold, Inc., Strike $40.00, Expires 01/19/13	(380,000)
(750)	General Dynamics Corp., Strike $62.50, Expires 01/19/13	(577,500)
(800)	General Dynamics Corp., Strike $70.00, Expires 01/19/13	(272,000)
(1,500)	General Motors Co., Strike $27.00, Expires 09/22/12	(105,000)
(2,250)	Hewlett-Packard Co., Strike $23.00, Expires 01/19/13	(753,750)
(2,250)	Hewlett-Packard Co., Strike $25.00, Expires 01/19/13	(506,250)
(1,000)	Hewlett-Packard Co., Strike $27.00, Expires 01/19/13	(144,000)
(4,000)	Intel Corp., Strike $25.00, Expires 01/19/13	(1,640,000)
(2,000)	Intel Corp., Strike $27.00, Expires 01/19/13	(542,000)
(1,500)	iShares FTSE China 25 Index Fund, Strike $38.00, Expires 08/18/12	(256,500)
(2,000)	iShares FTSE China 25 Index Fund, Strike $39.00, Expires 01/19/13	(478,000)

Contracts		Value

(1,750)	iShares FTSE China 25 Index Fund, Strike $40.00, Expires 01/19/13	$(344,750)
(1,000)	iShares FTSE China 25 Index Fund, Strike $40.00, Expires 11/17/12	(158,000)
(400)	iShares MSCI Brazil Index Fund, Strike $60.00, Expires 09/22/12	(148,000)
(500)	iShares MSCI Brazil Index Fund, Strike $65.00, Expires 09/22/12	(77,500)
(500)	iShares MSCI Brazil Index Fund, Strike $70.00, Expires 09/22/12	(24,000)
(900)	iShares MSCI Brazil Index Fund, Strike $72.00, Expires 09/22/12	(25,200)
(1,400)	iShares MSCI EAFE Index Fund, Strike $50.00, Expires 09/22/12	(714,000)
(750)	iShares MSCI EAFE Index Fund, Strike $53.00, Expires 09/22/12	(228,750)
(1,000)	iShares MSCI EAFE Index Fund, Strike $55.00, Expires 09/22/12	(195,000)
(1,500)	iShares MSCI Emerging Markets Index Fund, Strike $42.00, Expires 09/22/12	(402,000)
(1,750)	iShares MSCI Emerging Markets Index Fund, Strike $43.00, Expires 01/19/13	(560,000)
(1,000)	iShares MSCI Emerging Markets Index Fund, Strike $44.00, Expires 01/19/13	(268,000)
(1,000)	iShares MSCI Emerging Markets Index Fund, Strike $44.00, Expires 09/22/12	(168,000)
(1,250)	iShares MSCI Emerging Markets Index Fund, Strike $45.00, Expires 01/19/13	(282,500)
(6,000)	iShares MSCI Germany Index Fund, Strike $20.00, Expires 01/19/13	(2,220,000)
(2,000)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/19/13	(470,000)
(1,000)	iShares MSCI Germany Index Fund, Strike $23.00, Expires 01/19/13	(180,000)
(1,500)	iShares MSCI Germany Index Fund, Strike $24.00, Expires 07/21/12	(67,500)
(750)	iShares MSCI Mexico Index Fund, Strike $59.00, Expires 09/22/12	(378,750)
(1,000)	iShares MSCI Mexico Index Fund, Strike $60.00, Expires 01/19/13	(565,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

(750)	iShares MSCI Mexico Index Fund, Strike $62.00, Expires 09/22/12	$(243,750)
(1,000)	Jabil Circuit, Inc., Strike $20.00, Expires 01/19/13	(490,000)
(2,750)	Jabil Circuit, Inc., Strike $22.00, Expires 09/22/12	(783,750)
(3,500)	Jabil Circuit, Inc., Strike $24.00, Expires 09/22/12	(630,000)
(500)	KLA-Tencor Corp., Strike $45.00, Expires 12/22/12	(450,000)
(2,800)	KLA-Tencor Corp., Strike $46.00, Expires 09/22/12	(2,100,000)
(750)	Kohl’s Corp., Strike $47.00, Expires 01/19/13	(442,500)
(1,000)	Kohl’s Corp., Strike $48.00, Expires 10/20/12	(450,000)
(1,000)	Kohl’s Corp., Strike $50.00, Expires 01/19/13	(410,000)
(1,000)	Marathon Oil Corp., Strike $27.00, Expires 01/19/13	(420,000)
(1,000)	Marathon Oil Corp., Strike $30.00, Expires 01/19/13	(249,000)
(1,000)	Marathon Oil Corp., Strike $31.00, Expires 10/20/12	(145,000)
(2,000)	Marathon Oil Corp., Strike $32.00, Expires 01/19/13	(334,000)
(1,250)	Marathon Oil Corp., Strike $33.00, Expires 10/22/12	(101,250)
(2,000)	Microsoft Corp., Strike $30.00, Expires 01/19/13	(660,000)
(3,250)	Microsoft Corp., Strike $32.50, Expires 01/19/13	(614,250)
(500)	Mosaic Co. (The), Strike $45.00, Expires 01/19/13	(540,000)
(750)	Mosaic Co. (The), Strike $50.00, Expires 01/19/13	(570,000)
(1,500)	Mosaic Co. (The), Strike $50.00, Expires 09/22/12	(877,500)
(750)	Mosaic Co. (The), Strike $55.00, Expires 01/19/13	(382,500)
(1,000)	Mosaic Co. (The), Strike $62.50, Expires 01/19/13	(256,000)
(400)	Newmont Mining Corp., Strike $40.00, Expires 01/18/14	(436,000)
(500)	Newmont Mining Corp., Strike $45.00, Expires 01/19/13	(300,000)
(600)	Newmont Mining Corp., Strike $50.00, Expires 09/22/12	(147,600)
(1,300)	Newmont Mining Corp., Strike $55.00, Expires 01/19/13	(283,400)
(750)	Newmont Mining Corp., Strike $57.50, Expires 09/22/12	(61,500)
(500)	Newmont Mining Corp., Strike $62.50, Expires 01/19/13	(50,000)
(1,000)	Newmont Mining Corp., Strike $67.50, Expires 01/19/13	(62,000)
(5,232)	Pfizer, Inc., Strike $20.00, Expires 01/19/13	(1,674,240)

Contracts		Value

(2,500)	Pfizer, Inc., Strike $20.00, Expires 09/22/12	$(750,000)
(1,768)	Pfizer, Inc., Strike $20.00, Expires 12/22/12	(548,080)
(1,250)	Raytheon Co., Strike $47.00, Expires 01/19/13	(1,006,250)
(1,000)	Raytheon Co., Strike $50.00, Expires 01/19/13	(550,000)
(1,000)	Raytheon Co., Strike $50.00, Expires 11/17/12	(540,000)
(306)	Rockwell Automation, Inc., Strike $70.00, Expires 10/22/12	(330,480)
(1,100)	Rockwell Automation, Inc., Strike $75.00, Expires 10/22/12	(814,000)
(400)	Rockwell Automation, Inc., Strike $80.00, Expires 10/22/12	(196,000)
(3,000)	SanDisk Corp., Strike $35.00, Expires 01/19/13	(1,770,000)
(750)	SanDisk Corp., Strike $38.00, Expires 01/19/13	(330,000)
(1,495)	Seagate Technology Plc, Strike $20.00, Expires 01/19/13	(1,734,200)
(1,500)	Seagate Technology Plc, Strike $23.00, Expires 09/22/12	(1,297,500)
(1,000)	Seagate Technology Plc, Strike $24.00, Expires 09/22/12	(800,000)
(2,000)	Seagate Technology Plc, Strike $25.00, Expires 01/19/13	(1,580,000)
(1,000)	Seagate Technology Plc, Strike $30.00, Expires 01/19/13	(505,000)
(250)	SPDR Gold Trust, Strike $165.00, Expires 12/22/12	(220,000)
(1,200)	SPDR Gold Trust, Strike $175.00, Expires 12/22/12	(666,000)
(300)	SPDR Gold Trust, Strike $180.00, Expires 01/19/13	(150,000)
(400)	SPDR Gold Trust, Strike $180.00, Expires 03/16/13	(252,000)
(700)	SPDR Gold Trust, Strike $185.00, Expires 03/16/13	(367,500)
(800)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 01/19/13	(876,000)
(1,000)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 12/22/12	(1,055,000)
(1,400)	SPDR S&P 500 ETF Trust, Strike $140.00, Expires 01/19/13	(1,092,000)
(1,900)	SPDR S&P 500 ETF Trust, Strike $145.00, Expires 01/19/13	(984,200)
(400)	SPDR S&P 500 ETF Trust, Strike $150.00, Expires 09/22/12	(52,000)
(4,000)	Teva Pharmaceutical Industries Ltd., Strike $42.50, Expires 09/22/12	(1,760,000)
(800)	United Technologies Corp., Strike $80.00, Expires 01/19/13	(536,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

(500)	United Technologies Corp., Strike $80.00, Expires 08/18/12	$(220,000)
(1,250)	United Technologies Corp., Strike $82.50, Expires 01/19/13	(668,750)
(1,000)	Western Digital Corp., Strike $35.00, Expires 10/22/12	(640,000)
(1,800)	Western Digital Corp., Strike $38.00, Expires 10/20/12	(837,000)

Total Call Options Written (Premiums received $(80,992,863))		(70,101,484)

STRUCTURED OPTIONS — (0.2)%
2,800	CAC 40 Index, One call strike $3,571.50, One written put strike $3,214.35, Expires 03/19/13, Broker Credit Suisse International	(787,849)
5,140	CAC 40 Index, One call strike $3,891.43, One written put strike $3,447.81, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(1,991,573)
5,183	DAXK Index, One call strike $3,859.00, One written put strike $3,347.68, Expires 06/21/13, Broker JPMorgan Chase Bank NA	(308,809)
2,579	DAXK Index, One call strike $3,878.00, One written put strike $3,878.00 with a barrier level strike of $2,869.72, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(122,031)
1,264	DAXK Index, One call strike $3,956.6250, One written put strike $3,956.6250 with a barrier level strike of $2,967.47, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(142,741)
187,758	iShares MSCI EAFE Index Fund, One call strike $53.26, One written put strike $53.26 with a barrier level strike of $37.28, Expires 12/21/12, Broker UBS AG	17,264
186,773	iShares MSCI EAFE Index Fund, One call strike $53.5409, One written put strike $53.5409 with a barrier level strike of $36.4080, Expires 04/19/13, Broker JPMorgan Chase Bank NA	33,142

Contracts		Value

182,782	iShares MSCI EAFE Index Fund, One call strike $54.71, One written put strike $54.71 with a barrier level strike of $40.49, Expires 09/21/12, Broker UBS AG	$(116,596)
91,208	iShares MSCI EAFE Index Fund, One call strike $54.82, One written put strike $54.82 with a barrier level strike of $41.80, Expires 09/21/12, Broker UBS AG	(85,755)
182,362	iShares MSCI EAFE Index Fund, One call strike $54.836, One written put strike $54.836 with a barrier level strike of $38.934, Expires 12/21/12, Broker JPMorgan Chase Bank NA	(173,324)
182,162	iShares MSCI EAFE Index Fund, One call strike $54.8962, One written put strike $54.8962 with a barrier level strike of $43.37, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(183,545)
182,149	iShares MSCI EAFE Index Fund, One call strike $54.90, One written put strike $54.90 with a barrier level strike of $42.27, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(144,756)
182,135	iShares MSCI EAFE Index Fund, One call strike $54.9044, One written put strike $54.9044 with a barrier level strike of $42.83, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(165,112)
181,061	iShares MSCI EAFE Index Fund, One call strike $55.23, One written put strike $55.23 with a barrier level strike of $42.53, Expires 10/19/12, Broker JPMorgan Chase Bank NA	(212,097)
271,283	iShares MSCI EAFE Index Fund, One call strike $55.2929, One written put strike $55.2929 with a barrier level strike of $43.68, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(361,944)
14,695	S&P 500 Index, One call strike $1,384.80, One written put strike $1,360.98 with a barrier level strike of $1,088.78, Expires 09/21/12, Broker JPMorgan Chase Bank NA	440,078

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

14,650	S&P 500 Index, One call strike $1,389.09, One written put strike $1,365.20 with a barrier level strike of $1,092.16, Expires 09/21/12, Broker JPMorgan Chase Bank NA	$389,574
14,617	S&P 500 Index, One call strike $1,392.25, One written put strike $1,368.30 with a barrier level strike of $1,094.64, Expires 10/19/12, Broker JPMorgan Chase Bank NA	326,823
7,150	S&P 500 Index, One call strike $1,433.57, One written put strike $1,398.60 with a barrier level strike of $1,097.90, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(13,500)
13,219	S&P 500 Index, One call strike $1,456.48, One written put strike $1,265.91, Expires 10/19/12, Broker UBS AG	165,809
14,307	S&P 500 Index, One call strike $1,495.75, One written put strike $1,300.05, Expires 10/19/12, Broker UBS AG	(37,465)
14,304	S&P 500 Index, One call strike $1,496.04, One written put strike $1,300.30, Expires 09/21/12, Broker UBS AG	(56,544)
14,270	S&P 500 Index, One call strike $1,499.61, One written put strike $1,303.40, Expires 10/19/12, Broker UBS AG	(59,873)
22,723	S&P 500 Index, One call strike $1,518.59, One written put strike $1,319.89, Expires 10/19/12, Broker UBS AG	(212,497)
16,992	S&P 500 Index, One call strike $1,525.64, One written put strike $1,299.62, Expires 10/19/12, Broker UBS AG	(109,912)
16,245	S&P 500 Index, One call strike $1,529.05, One written put strike $1,302.53, Expires 10/19/12, Broker JPMorgan Chase Bank NA	(132,259)
21,452	S&P 500 Index, One call strike $1,531.36, One written put strike $1,265.64, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(68,174)
18,532	S&P 500 Index, One call strike $1,543.20, One written put strike $1,262.62, Expires 10/19/12, Broker UBS AG	(98,875)
35,597	S&P 500 Index, One call strike $1,545.06, One written put strike $1,264.14, Expires 10/19/12, Broker JPMorgan Chase Bank NA	(219,487)

Contracts		Value

37,958	S&P 500 Index, One call strike $1,558.10, One written put strike $1,208.10, Expires 09/21/12, Broker JPMorgan Chase Bank NA	$(27,892)
74,032	S&P 500 Index, One call strike $1,615.51, One written put strike $1,194.07, Expires 10/19/12, Broker Credit Suisse International	(210,087)
170,856	S&P 500 Index, One call strike $1,685.60, One written put strike $1,123.74, Expires 10/19/12, Broker UBS AG	(200,922)
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $92.50, Expires 12/21/12, Broker JPMorgan Chase Bank NA	7,769
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $93.25, Expires 09/19/12, Broker JPMorgan Chase Bank NA	2,179,508
3,323	SX5E Index, One call strike $3,008.89, One written put strike $2,708.00, Expires 06/15/12, Broker JPMorgan Chase Bank NA	(1,504,960)
64,194	TWSE Index, One call strike $8,567.82, One written put strike $7,059.88, Expires 09/11/12, Broker JPMorgan Chase Bank NA	(550,503)
2,320	TWSE Index, One call strike $8,619.90, One written put strike $7,033.84, Expires 09/03/12, Broker JPMorgan Chase Bank NA	(547,798)
4,591	TWSE Index, One call strike $8,712.95, One written put strike $7,602.05, Expires 12/19/12, Broker JPMorgan Chase Bank NA	(2,907,693)
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	(1,731,944)
65,156	TWSE Index, One call strike $8,901.72, One written put strike $7,081.32, Expires 10/08/12, Broker JPMorgan Chase Bank NA	(685,442)
48,394	TWSE Index, One call strike $8,957.65, One written put strike $7,121.33, Expires 10/22/12, Broker JPMorgan Chase Bank NA	(567,531)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

31,722	TWSE Index, One call strike $9,041.74, One written put strike $7,375.35, Expires 12/21/12, Broker JPMorgan Chase Bank NA	$(586,195)

Total Structured Options		(11,765,718)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation

400	Intercontinental Exchange Crude Oil, December 2012	$(721,120)
280	Intercontinental Exchange Crude Oil, December 2013	(356,150)

	Net unrealized depreciation	$(1,077,270)

Cash collateral of $523,600 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)
Equity swap with UBS AG paying variance of the S&P 500 Index over the target volatility of 28.60 and receiving variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	$(129,917)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(b)	$(1,076,885)
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.40 and receiving variance of the S&P 500 Index under the target volatility of 32.40, expiring 12/18/15 (Underlying notional amount $250,000)	915,514

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	$1,348,087
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,392,760
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,596,279
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	1,289,461
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(b)	(1,321,083)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(b)	(724,844)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(b)	(1,188,086)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(b)	$(7,117,625)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 28.70 and receiving variance of the S&P 500 Index under the target volatility of 28.70, expiring 12/18/15 (Underlying notional amount $250,000)	409,567
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/18/15 (Underlying notional amount $500,000)	2,096,246
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.55 and receiving variance of the S&P 500 Index under the target volatility of 31.55, expiring 12/18/15 (Underlying notional amount $250,000)	1,098,954
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,129,702
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	2,910,302
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	1,415,431

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/18/15 (Underlying notional amount $250,000)	$1,506,842
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.80 and receiving variance of the S&P 500 Index under the target volatility of 33.80, expiring 12/18/15 (Underlying notional amount $250,000)	1,602,708
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,367,154
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.05 and receiving variance of the S&P 500 Index under the target volatility of 34.05, expiring 12/18/15 (Underlying notional amount $250,000)	1,656,019
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.20 and receiving variance of the S&P 500 Index under the target volatility of 35.20, expiring 12/18/15 (Underlying notional amount $200,000)	1,276,602
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount $100,000)	667,093

$12,250,198

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

At April 30, 2012, the Global Opportunities Fund held investments in restricted securities amounting to $5,400,000 or 0.10% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/12 Carrying Value Per Unit

$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(h)	01/19/11	$45.00

(a)	Cost for federal income tax purposes is $5,256,399,838 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$216,285,483
Unrealized depreciation	(208,530,367)

Net unrealized appreciation	$7,755,116

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $229,121,412 or 4.37% of net assets.

(c)	Non-income producing security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $7,923,217, which is 0.15% of net assets.

(e)	Variable rate security. Rate shown is the rate as of April 30, 2012.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $534,388,126, which is 10.20% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in Singapore Dollars.

(j)	Zero coupon bond. The rate represents the yield at time of purchase.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(l)	Principal amount denoted in Euros.

(m)	The rate represents the annualized yield at time of purchase.

(n)	Rate shown represents current yield at April 30, 2012.

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corp.

Cnv. — Convertible

FOR — Foreign Ownership Restrictions

GO — General Obligations

JPY — Japanese Yen

OID — Original Issue Discount

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.9%
Banks	0.4%
Collateralized Mortgage Obligations	11.1%
Commercial Mortgage-Backed Securities	0.2%
Consumer Discretionary	9.7%
Consumer Staples	3.5%
Diversified Financials	0.9%
Energy	5.2%
Government Bonds	11.1%
Health Care	5.9%
Industrials	7.1%
Information Technology	9.3%
Insurance	0.8%
Materials	4.4%
Municipal Bonds	0.1%
Real Estate	1.1%
Telecommunication Services	4.1%
U.S. Government Agencies and Securities	13.3%
Utilities	2.3%
Other*	7.6%

100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 38.2%
CANADA — 5.2%
Materials — 5.2%
3,500,000	Harry Winston Diamond Corp.(b)(c)	$49,936,844
9,500,000	Kinross Gold Corp.	85,025,000

		134,961,844

FRANCE — 3.6%
Energy — 2.7%
1,450,000	Total SA - ADR	69,759,500

Utilities — 0.9%
1,000,000	GDF Suez	23,019,088

		92,778,588

RUSSIA — 1.8%
Energy — 1.8%
4,000,000	Gazprom OAO - ADR	45,880,000

SWITZERLAND — 2.9%
Energy — 2.9%
1,500,000	Transocean Ltd.	75,585,000

THAILAND — 2.1%
Energy — 2.1%
3,000,000	Banpu Public Co. Ltd. - NVDR(b)	54,243,902

UNITED STATES — 22.6%
Energy — 3.7%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
550,000	Cameron International Corp.(c)	28,187,500
900,000	Schlumberger Ltd.	66,726,000

		94,913,500

Industrials — 4.7%
15,000,000	Boart Longyear Ltd.(b)	65,486,495
700,000	Deere & Co.	57,652,000

		123,138,495

Materials — 14.2%
966,000	Monsanto Co.	73,589,880
2,000,000	Mosaic Co. (The)	105,640,000
1,200,000	Newmont Mining Corp.	57,180,000
4,000,000	Steel Dynamics, Inc.	51,080,000
1,500,000	United States Steel Corp.	42,495,000
600,000	Walter Energy, Inc.	39,786,000

		369,770,880

		587,822,875

Total Common Stocks (Cost $1,114,593,643)		991,272,209

PREFERRED STOCKS — 0.4%
Diversified Financials — 0.3%
280,000	US Bancorp Capital XI	7,075,600

Energy — 0.0%
418,619	Vertex Energy, Inc. - ADR, Series A, Cnv.(b)(c)(d)	0

Shares		Value

Utilities — 0.1%
156,211	PPL Electric Utilities Corp.	$3,900,589

Total Preferred Stocks (Cost $14,455,089)		10,976,189

RIGHTS/WARRANTS — 0.0%
Utilities — 0.0%
1,000,000	GDF Suez, Coupons, Expires 05/11/12(c)	0

Total Rights/Warrants (Cost $0)		0

Number of Coins

COLLECTIBLE COINS — 1.8%
UNITED STATES — 1.8%
179	Various Collectible Coins and Sets of Coins(b)	47,288,523

Total Collectible Coins (Cost $45,618,620)		47,288,523

Fine Troy Ounces

COMMODITIES — 5.8%
UNITED STATES — 5.8%
60,175	Gold Bullion	100,171,943
31,936	Platinum	50,043,642

Total Commodities (Cost $101,702,619)		150,215,585

Contracts

CALL OPTIONS PURCHASED — 0.0%
Commodities — 0.0%
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	60,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	57,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	77,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13(b)	95,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13(b)	120,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13(b)	132,600
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13(b)	152,400

Total Call Options Purchased (Cost $11,963,000)		696,000

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Contracts		Value

PUT OPTIONS PURCHASED — 0.2%
Commodities — 0.2%
4,400	New York Mercantile Exchange Brent Crude Oil Futures, Strike $85.00, Expiring 11/12/12	$5,104,000

Total Put Options Purchased (Cost $35,296,100)		5,104,000

Principal Amount

ASSET-BACKED SECURITIES — 4.7%
UNITED STATES — 4.7%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.74%, 03/15/28(f)	9,390,938
23,750,000	SLM Student Loan Trust, Series 2002-7, Class A11, 2.74%, 03/15/28(f)	23,601,562
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 2.74%, 03/15/28(f)	2,633,438
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 2.74%, 03/15/28(f)	9,887,813
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 2.74%, 03/15/28(f)	11,577,187
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.74%, 03/15/28(f)	5,763,750
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 2.74%, 09/15/28(f)	3,295,563
21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 2.74%, 09/15/28(f)	21,494,937
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 2.74%, 09/15/28(f)	8,853,750
21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 2.74%, 09/15/28(f)	21,199,812
4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 2.74%, 06/17/30(f)	3,840,000

Total Asset-Backed Securities (Cost $118,724,104)		121,538,750

Principal Amount			Value

CORPORATE BONDS — 0.1%
UNITED STATES — 0.1%
Diversified Financials — 0.1%
$1,015,000		General Electric Capital Corp., 0.47%, 12/21/12(f)	$1,017,000
2,248,000		JPMorgan Chase & Co., 0.72%, 12/26/12(f)	2,256,347

Total Corporate Bonds (Cost $3,267,935)			3,273,347

GOVERNMENT BONDS — 6.4%
AUSTRALIA — 6.4%
64,000,000	(g)	Australia Government Bond, 6.04%, 08/20/20	124,955,859
32,000,000	(g)	New South Wales Treasury Corp., 4.04%, 11/20/20	41,161,153

Total Government Bonds (Cost $146,202,016)			166,117,012

U.S. GOVERNMENT AGENCIES — 22.7%
Federal Home Loan Bank — 22.7%
111,000,000		0.03%, 05/01/12(h)	110,999,999
3,000,000		0.08%, 05/02/12(h)	2,999,993
31,000,000		0.02%, 05/03/12(h)	30,999,966
33,000,000		0.02%, 05/04/12(h)	32,999,945
22,100,000		0.03%, 05/04/12(h)	22,099,945
22,000,000		0.04%, 05/04/12(h)	21,999,927
21,800,000		0.05%, 05/04/12(h)	21,799,909
25,000,000		0.06%, 05/06/12(h)	24,999,729
17,000,000		0.01%, 05/07/12(h)	16,999,972
38,000,000		0.04%, 05/07/12(h)	37,999,747
18,000,000		0.02%, 05/08/12(h)	17,999,929
8,000,000		0.03%, 05/09/12(h)	7,999,947
8,000,000		0.05%, 05/09/12(h)	7,999,947
24,000,000		0.05%, 05/09/12(h)	23,999,733
32,800,000		0.06%, 05/09/12(h)	32,799,563
8,300,000		0.06%, 05/11/12(h)	8,299,908
27,900,000		0.06%, 05/11/12(h)	27,899,535
53,000,000		0.03%, 05/14/12(h)	52,999,426
32,000,000		0.03%, 05/15/12(h)	31,999,627
20,000,000		0.08%, 05/16/12(h)	19,999,333
33,000,000		0.05%, 05/18/12(h)	32,999,221

Total U.S. Government Agencies (Cost $588,895,301)			588,895,301

U.S. GOVERNMENT SECURITIES — 19.3%
U.S. Treasury Bills — 10.9%
165,000,000		0.06%, 05/03/12(h)	164,999,450
57,000,000		0.07%, 05/03/12(h)	56,999,786
20,000,000		0.02%, 05/10/12(h)	19,999,900
20,600,000		0.04%, 05/10/12(h)	20,599,766
3,400,000		0.05%, 05/10/12(h)	3,399,961
17,500,000		0.06%, 05/17/12(h)	17,499,533

			283,498,396

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

U.S. Treasury Notes — 8.4%
$101,875,000	2.13%, 01/15/19(i)	$130,894,513
72,200,000	1.25%, 07/15/20(i)	87,599,508

		218,494,021

Total U.S. Government Securities (Cost $473,355,574)		501,992,417

Shares

CASH SWEEP — 0.5%
11,529,362	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	11,529,362

Total Cash Sweep (Cost $11,529,362)		11,529,362

TOTAL INVESTMENTS — 100.1% (Cost $2,665,603,363)(a)		2,598,898,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,590,550)

NET ASSETS — 100.0%		$2,595,308,145

Contracts		Value

PUT OPTIONS WRITTEN — (1.9)%
Commodities — (1.9)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(2,026,400)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(5,397,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(1,988,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(5,304,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(1,940,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(5,183,600)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13(b)	(1,875,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13(b)	(5,032,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13(b)	(1,876,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13(b)	(5,018,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13(b)	(1,905,000)

Contracts		Value

Commodities (continued)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13(b)	$(5,050,400)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13(b)	(1,898,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13(b)	(5,011,200)

Total Put Options Written (Premiums received $(11,837,000))		(49,507,400)

FUTURES CONTRACTS: SHORT POSITIONS
Contracts		Unrealized Appreciation/ (Depreciation)

800	London Metal Exchange Copper, December 2012	$13,012,500
4,500	New York Mercantile Exchange WTI Crude Oil, December 2012	(19,039,100)
1,000	New York Mercantile Exchange Natural Gas, October 2013	1,170,000

	Net unrealized depreciation	$(4,856,600)

FUTURES CONTRACTS: LONG POSITIONS
Contracts		Unrealized Appreciation/ (Depreciation)

600	COMEX Gold, June 2012	$1,135,650
800	London Metal Exchange Copper, December 2012	(19,126,300)
1,000	New York Mercantile Exchange Natural Gas, January 2013	(160,380)
1,000	New York Mercantile Exchange Natural Gas, February 2013	(68,310)
1,000	New York Mercantile Exchange Natural Gas, March 2013	127,870
4,500	New York Mercantile Exchange WTI Crude Oil, December 2013	18,021,830
2,200	New York Mercantile Exchange Natural Gas, January 2014(b)	(321,000)

	Net unrealized depreciation	$(390,640)

Net cash collateral of $13,049,198 for the open futures contracts is reflected in segregated cash for futures contracts and payable to broker for collateral on futures in the Statements of Assets and Liabilities.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(b)	$(99,579)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(b)	(99,532)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(b)	(99,479)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(b)	(99,427)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/12 (Underlying notional amount $755,000)(b)	(303,157)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(b)	$(99,360)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/29/12 (Underlying notional amount $755,000)(b)	(192,828)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(b)	(99,293)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/12 (Underlying notional amount $633,800)(b)	(77,632)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(b)	(99,223)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $633,800)(b)	(77,679)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(b)	$(99,150)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/28/12 (Underlying notional amount $633,800)(b)	(77,615)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(b)	(99,079)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(b)	(99,004)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(b)	(98,929)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(b)	(98,850)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT July 2012 Corn Futures contracts on the termination date, expiring 06/26/12 (Underlying notional amount $183,160,690)	$7,112,192
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970)	378,763

$5,571,139

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/12 (Underlying notional amount $891,500)(b)	$439,910
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/12 (Underlying notional amount $891,500)(b)	329,287

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/12 (Underlying notional amount $891,500)(b)	$224,094
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $891,500)(b)	223,928
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/12 (Underlying notional amount $891,500)(b)	223,748
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/12 (Underlying notional amount $891,500)(b)	48,085
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/12 (Underlying notional amount $891,500)(b)	48,067
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/12 (Underlying notional amount $891,500)(b)	48,051

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2012 Corn Futures contracts on the termination date, expiring 11/27/12 (Underlying notional amount $161,453,820)	$(1,517,010)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, receiving a fixed amount per pound and paying the closing settlement price of CME August 2012 Live Cattle Futures contracts on the termination date, expiring 08/01/12 (Underlying notional amount $59,933,823)	4,155,813
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 7,188,200)	(1,170,315)

$3,053,658

At April 30, 2012, the Real Return Fund held investments in restricted securities with a cost of $19,527,013 and aggregate value of $0, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/12 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(b)(c)(d)(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,665,603,363 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$149,300,596
Unrealized depreciation	(216,005,264)

Net unrealized depreciation	$(66,704,668)

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $212,185,849 or 8.18% of net assets.

(c)	Non-income producing security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

is $23,009,039 and the aggregate value is zero.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(f)	Variable rate security. Rate shown is the rate as of April 30, 2012.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	The rate represents the annualized yield at time of purchase.

(i)	Inflation protected security. Principal amount reflects original security face amount.

(j)	Rate shown represents current yield at April 30, 2012.

ADR — American Depositary Receipt

Cnv. — Convertible

COMEX — Commodity Exchange, Inc.

NVDR — Non-Voting Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	4.7%
Collectible Coins	1.8%
Commodities	5.8%
Diversified Financials	0.4%
Energy	13.2%
Government Bonds	6.4%
Industrials	4.7%
Materials	19.4%
U.S. Government Agencies and Securities	42.0%
Utilities	1.0%
Other*	0.6%

100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 40.6%
Banks — 11.4%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,927,836
65,000	Bank of America Corp. MTN, 3.63%, 03/17/16	64,752
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,162,564
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	577,906
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,051,160
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,430
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,675,842
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,233,330
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,191,695
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,022,974
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,441,505
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,225,330
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,388,274
1,045,000	European Investment Bank, 1.25%, 02/14/14	1,054,503
500,000	HSBC Bank Plc, 3.10%, 05/24/16(b)	518,119
7,210,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,595,057
1,235,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,295,152
20,000	JPMorgan Chase & Co., 3.15%, 07/05/16	20,728
300,000	KFW, 3.50%, 03/10/14	315,926
6,045,000	KFW, 1.25%, 02/15/17	6,033,484
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	300,775
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,242,040
300,000	Wells Fargo & Co. MTN, 1.25%, 02/13/15	300,587

Principal Amount		Value

Banks (continued)
$3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	$3,144,822

		53,793,791

Banks-United Kingdom — 0.1%
500,000	Bank of England, 1.38%, 03/07/14(b)	508,538

Consumer Discretionary — 0.9%
2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	2,008,174
1,000,000	Cornell University, 4.35%, 02/01/14	1,062,450
200,000	Dartmouth College, 4.75%, 06/01/19	237,434
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,070,759

		4,378,817

Consumer Staples — 2.0%
1,070,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,093,103
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	513,445
2,030,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,181,836
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,577,291
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,006,679
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	611,495
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,559,208

		9,543,057

Diversified Financials — 12.2%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,412
20,000	American Express Credit Corp. MTN, 2.75%, 09/15/15	20,752
3,483,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,551,552
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,036,285
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,014,881
4,390,000	BB&T Corp. MTN, 2.15%, 03/22/17	4,409,768
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,809

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	$2,029,138
4,000,000	CME Group Index Services LLC, 4.40%, 03/15/18(b)	4,368,592
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	42,138
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,102,048
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,385,665
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	1,984,815
130,000	Eksportfinans A/S, 2.38%, 05/25/16	115,977
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	503,569
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,016,026
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,152,260
1,500,000	Ford Credit Auto Owner Trust, 4.21%, 04/15/16(b)	1,566,321
20,000	General Electric Capital Corp, 2.95%, 05/09/16	20,847
9,230,000	General Electric Capital Corp, 2.90%, 01/09/17	9,565,501
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	1,005,073
10,000	General Electric Capital Corp. MTN, 5.38%, 10/20/16	11,416
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,401,900
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,615
300,000	Goldman Sachs Group, Inc. (The), 5.13%, 01/15/15	315,541
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	2,997,870
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,016,041
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,044,680
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,657,514
50,000	PNC Funding Corp., 3.63%, 02/08/15	53,317

Principal Amount		Value

Diversified Financials (continued)
$1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	$1,036,160
1,775,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,867,884
300,000	Toyota Motor Credit Corp. MTN, 1.00%, 02/17/15	300,510
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	991,845

		57,648,722

Energy — 1.6%
20,000	Occidental Petroleum Corp, 1.75%, 02/15/17	20,294
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,907,324
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,021,020
4,395,000	Shell International Finance BV, 4.00%, 03/21/14	4,675,085
90,000	Shell International Finance BV, 3.10%, 06/28/15	95,945

		7,719,668

Health Care — 3.4%
820,000	Celgene Corp., 2.45%, 10/15/15	841,130
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17(b)	1,017,977
570,000	Express Scripts, Inc., 6.25%, 06/15/14	626,667
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,189,749
500,000	McKesson Corp., 6.50%, 02/15/14	548,365
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	515,808
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,908
1,605,000	Novartis Capital Corp., 4.13%, 02/10/14	1,702,894
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	4,916,488
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,015,806
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	531,322

		15,937,114

Industrials — 0.5%
500,000	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	500,069

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Industrials (continued)
$1,801,000	Tyco International Finance SA, 3.38%, 10/15/15	$1,914,241
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	84,952

		2,499,262

Information Technology — 2.1%
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,233,823
2,140,000	Fiserv, Inc., 3.13%, 06/15/16	2,213,965
930,000	International Business Machines Corp., 2.10%, 05/06/13	945,536
600,000	International Business Machines Corp., 1.95%, 07/22/16	619,435
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,359,502
300,000	Texas Instruments Inc, 1.38%, 05/15/14	304,924
30,000	Texas Instruments, Inc., 2.38%, 05/16/16	31,553

		9,708,738

Insurance — 2.6%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	513,436
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,478,786
815,000	Berkshire Hathaway Inc, 1.90%, 01/31/17	829,822
3,935,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	4,190,252
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	4,961,440

		11,973,736

Materials — 2.0%
630,000	Airgas, Inc., 2.85%, 10/01/13	645,732
630,000	Airgas, Inc., 4.50%, 09/15/14	674,353
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,048,167
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,512,158
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,404,895
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,800,070

Principal Amount		Value

Materials (continued)
$1,000,000	International Paper Co., 9.38%, 05/15/19	$1,336,480

		9,421,855

Telecommunication Services — 0.9%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,082,064

Utilities — 0.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,773,167
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,554,751

		4,327,918

Total Corporate Bonds (Cost $185,618,796)		191,543,280

MUNICIPAL BONDS — 6.6%
California — 1.0%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,866,670

District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,069,800
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,437,987

		2,507,787

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,334,546

Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	482,907

Maryland — 0.0%
135,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	142,729

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Michigan — 0.3%
$1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	$1,125,321

Minnesota — 0.2%
40,000	Duluth Independent School District No 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	42,599
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	660,091

		702,690

New Jersey — 1.8%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,661,895
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,012,370
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	102,269
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,154,509
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.10%, 09/01/13	1,546,515
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,600,779
145,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	149,302

		8,227,639

New York — 0.9%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,774,066

Principal Amount		Value

New York (continued)
$85,000	New York State Dormitory Authority University & College Improvememts Revenue Bonds, Series G 2.83%, 03/15/16	$90,902
360,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	371,221
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,146,326

		4,382,515

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	103,373

Ohio — 0.7%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,301,987
755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	827,087

		3,129,074

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	507,765

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	177,641

South Carolina — 0.3%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,264,946

Total Municipal Bonds (Cost $29,457,300)		30,955,603

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
2,581,058	Freddie Mac Mortgage-Linked Amortizing Notes, 2.06%, 01/15/22	2,620,328

Total Collateralized Mortgage Obligations
(Cost $2,581,058)		2,620,328

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 20.8%
Fannie Mae — 1.8%
$3,750,000	5.00%, 03/02/15	$4,225,301
2,705,000	5.00%, 04/15/15	3,060,551
200,000	1.63%, 10/26/15	206,596
85,000	2.25%, 03/15/16	89,757
1,000,000	1.13%, 04/27/17	1,004,251
5,444	7.50%, 08/01/25	6,490

		8,592,946

Federal Farm Credit Bank — 0.8%
3,300,000	2.63%, 04/17/14	3,446,131
105,000	3.00%, 09/22/14	111,391
90,000	4.88%, 12/16/15	103,337

		3,660,859

Federal Home Loan Bank — 7.9%
145,000	4.88%, 12/14/12	149,097
719,203	5.27%, 12/28/12	737,212
50,000	3.50%, 03/08/13	51,383
455,000	5.00%, 03/08/13	473,398
150,000	1.00%, 03/27/13	151,017
15,000	4.25%, 06/14/13	15,667
75,000	5.38%, 06/14/13	79,277
1,500,000	1.88%, 06/21/13	1,527,506
500,000	4.38%, 09/13/13	527,839
2,690,000	5.25%, 09/13/13	2,870,703
210,000	5.50%, 12/11/13	227,496
7,695,000	3.13%, 12/13/13	8,043,768
500,000	4.00%, 12/13/13	529,711
2,065,000	4.88%, 12/13/13	2,216,821
800,000	4.88%, 06/13/14	875,667
7,825,000	5.38%, 06/13/14	8,645,756
825,000	3.25%, 09/12/14	879,784
870,000	5.25%, 09/12/14	967,125
5,220,000	4.75%, 11/14/14	5,784,580
895,000	2.75%, 12/12/14	944,434
200,000	4.50%, 02/18/15	221,470
275,000	2.75%, 03/13/15	292,577
140,000	3.50%, 03/13/15	151,933
500,000	4.88%, 06/12/15	566,708
65,000	5.00%, 12/11/15	74,992
150,000	5.00%, 12/21/15	173,319
100,000	3.50%, 12/09/16	111,885

		37,291,125

Freddie Mac — 1.1%
1,835,000	2.50%, 04/23/14	1,914,591
2,186,000	0.38%, 04/28/14	2,187,110
400,000	5.00%, 11/13/14	445,918

Principal Amount		Value

Freddie Mac (continued)
$300,000	2.88%, 02/09/15	$319,664

		4,867,283

Ginnie Mae — 0.0%
46,519	8.50%, 10/15/17	52,493
396	9.00%, 02/15/20	402

		52,895

Overseas Private Investment Corp. — 2.3%
9,367,332	5.14%, 12/15/23	10,914,159

Private Export Funding Corp. — 5.5%
510,000	5.69%, 05/15/12	510,621
12,760,000	3.55%, 04/15/13	13,151,030
1,800,000	4.97%, 08/15/13	1,904,441
4,260,000	3.05%, 10/15/14	4,515,800
105,000	4.55%, 05/15/15	118,253
1,400,000	4.95%, 11/15/15	1,610,253
3,000,000	5.00%, 12/15/16	3,532,830
500,000	2.25%, 12/15/17	527,430

		25,870,658

Small Business Administration — 1.2%
1,068,023	4.73%, 02/01/19	1,144,879
1,806,008	4.11%, 03/10/20	1,889,033
2,581,447	4.08%, 03/10/21	2,689,767

		5,723,679

Tennessee Valley Authority — 0.2%
110,000	4.75%, 08/01/13	116,114
725,000	6.25%, 12/15/17	919,620

		1,035,734

Total U.S. Government Agencies (Cost $93,062,308)		98,009,338

U.S. GOVERNMENT SECURITIES — 29.0%
U.S. Treasury Notes — 29.0%
125,640,000	2.63%, 01/31/18	137,065,450

Total U.S. Government Securities (Cost $134,272,118)		137,065,450

GOVERNMENT BONDS — 2.3%
CANADA — 0.9%
500,000	Canada Government International Bond, 0.88%, 02/14/17	497,762
430,000	Hydro Quebec, 2.00%, 06/30/16	444,081
230,000	Province of Ontario Canada, 2.70%, 06/16/15	242,283

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

CANADA (continued)
$2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	$2,991,610

		4,175,736

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,000,350

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,123,840

JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,038,060

SOUTH KOREA — 0.3%
1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	1,469,461

UNITED STATES — 0.2%
1,000,000	Ally Financial, Inc., 1.75%, 10/30/12	1,007,870

Total Government Bonds (Cost $10,502,562)		10,815,317

Shares

INVESTMENT COMPANY — 0.2%
747,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	747,000

Total Investment Company (Cost $747,000)		747,000

TOTAL INVESTMENTS — 100.0% (Cost $456,241,142)(a)		471,756,316
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		105,003

NET ASSETS — 100.0%		$471,861,319

(a)	Cost for federal income tax purposes is $456,252,428 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$15,880,770
Unrealized depreciation	(376,882)

Net unrealized appreciation	$15,503,888

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $64,883,295 which is 13.8% of net assets.

(c) Rate shown represents current yield at April 30, 2012.

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government Agencies and Securities	49.8%
Corporate Bonds	40.6
Municipal Bonds	6.6
Government Bonds	2.3
Collateralized Mortgage Obligations	0.5
Other*	0.2

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 98.5%
Alabama — 0.6%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,055,300
3,825,000	Montgomery Water Works & Sanitary Sewer Board Refunding Revenue Bonds, 5.00%, 03/01/22	4,766,792

		5,822,092

Arizona — 1.5%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	414,635
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,797,072
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	876,552
4,000,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/17	4,718,880
2,000,000	City of Tempe Water Utility Improvement GO, Series A, 4.50%, 07/01/24	2,196,560
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	243,715
3,300,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	4,044,744

		15,292,158

California — 5.1%
8,090,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	9,865,674
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 5.00%, 02/01/20	7,131,389
250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	264,285

Principal Amount		Value

California (continued)
$5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	$5,279,000
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	481,158
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	380,087
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	316,739
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,647,133
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(c)	320,378
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	231,092
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	114,193
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM), 5.00%, 07/01/16	197,797
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,218,744

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

California (continued)
$10,000,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.24%, 07/01/36(d)	$10,000,000
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,333,000
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,264,563

		53,045,232

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	2,023,632

Connecticut — 2.7%
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(d)	4,946,703
10,000,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.20%, 07/01/29(d)	10,000,000
170,000	State of Connecticut Public Improvement GO, Series C, 4.50%, 11/01/12	173,628
4,490,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/12	4,530,365
8,290,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/13	8,489,955

		28,140,651

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds, 5.00%, 09/01/12	507,910

Florida — 3.7%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,263,640
900,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	1,085,877

Principal Amount		Value

Florida (continued)
$6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	$6,525,240
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,760,665
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	1,211,077
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,862,721
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	2,139,301
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	265,799
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,229,436
2,400,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.22%, 10/01/36(d)	2,400,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	525,695
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,308,460
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,096,262
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	580,330

		38,254,503

Georgia — 4.8%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	11,017,700

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Georgia (continued)
$2,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/17	$2,348,460
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,197,670
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,514,538
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	6,062,450
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	579,710
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	740,307
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.20%, 09/01/35(d)	7,500,000
2,650,000	State of Georgia Property Tax Revenue Bonds, 4.00%, 09/01/18	3,107,867
8,245,000	State of Georgia Public Improvement GO, Series A1, 5.00%, 07/01/12	8,309,476
4,500,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	5,336,190
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,828,485

		49,542,853

Hawaii — 0.1%
500,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	603,920

Illinois — 3.1%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM), 5.00%, 12/01/18	569,055
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,752,612

Principal Amount		Value

Illinois (continued)
$900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	$977,238
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,575,183
4,000,000	City of Chicago Refunding GO, Series B, (AGM), 5.00%, 01/01/21	4,369,560
500,000	City of Chicago Refunding GO, Series B, OID (AMBAC), 5.13%, 01/01/15	535,160
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,226,210
10,000,000	Illinois Finance Authority University & College Improvement Revenue Bonds, Series B, 0.22%, 07/01/33(d)	10,000,000
3,500,000	State of Illinois Public Improvement Revenue Bonds, 5.00%, 06/15/18	4,220,160
780,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/21	934,206
1,745,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/22	2,070,059
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE), 4.30%, 03/01/21	2,099,148

		32,328,591

Indiana — 2.2%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	655,916
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,183,938

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Indiana (continued)
$650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	$734,546
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	744,270
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	560,619
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	561,617
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,132,103
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	980,966
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.38%, 07/15/16(b)	176,803
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE), 5.00%, 01/15/13	1,031,250
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding), 5.00%, 01/15/16(b)	161,511
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	555,005

Principal Amount		Value

Indiana (continued)
$715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	$808,036
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	834,497
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	658,304
900,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	1,108,863
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,840,605
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,413,700
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC), 5.00%, 01/15/19	208,679
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	738,843
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,073,600
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	870,096
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding), 5.75%, 07/15/26	1,140,800

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Indiana (continued)
$175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	$190,755

		22,365,322

Iowa — 0.2%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,479,620

Kansas — 0.6%
6,600,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.21%, 09/01/19	6,600,000

Kentucky — 0.1%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,140,730

Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,240,480

Maine — 0.0%
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 07/01/21(b)	135,192

Maryland — 2.2%
5,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A, 0.21%, 07/01/36(d)	5,000,000
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,211,270
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,574,651
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,423,363

Principal Amount		Value

Maryland (continued)
$8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	$9,518,800

		22,728,084

Massachusetts — 8.3%
4,900,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 4.00%, 06/01/12	4,913,352
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/17	12,050,000
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A, 0.55%, 02/01/13(d)	4,002,920
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,611,325
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.23%, 01/01/21(d)	9,350,000
8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 3.00%, 12/15/12	8,891,814
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 4.00%, 12/15/12	1,612,060
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,452,400
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	5,021,800
10,000,000	Massachusetts Department of Transportation Contract Assistance Refunding Revenue Bonds, Series A7, (GO of Commonwealth), 0.23%, 01/01/29(d)	10,000,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Massachusetts (continued)
$800,000	Massachusetts State Water Pollution Abatement Revenue Bonds, 4.00%, 08/01/12	$807,520
7,350,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/23	9,000,737
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.24%, 08/01/37(d)	10,005,000
520,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, (GO of Authority), 5.00%, 08/01/21	653,552

		85,372,480

Michigan — 2.1%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	374,832
630,000	Grand Valley State University College Improvement Revenue Bonds, 3.00%, 02/01/13	638,940
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	469,692
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	652,465
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	163,001
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,196,010
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,494,386
245,000	Portage Public Schools School Building & Site GO, (AGM), 5.00%, 05/01/14	249,920
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	750,204
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	286,388

Principal Amount		Value

Michigan (continued)
$4,980,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	$5,819,329
9,100,000	University of Michigan Revenue Bonds, 0.23%, 04/01/32(d)	9,100,000

		21,195,167

Minnesota — 0.4%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,585,350
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	521,658
1,845,000	New Prague Independent School District No 721 School Improvement GO, (School District Credit Program), 4.00%, 02/01/19	2,161,731

		4,268,739

Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, 5.00%, 08/01/18	2,089,283

Missouri — 1.0%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	596,680
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,739,442
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,301,918
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Withholding), 5.00%, 04/01/22	6,032,800

		10,670,840

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Nevada — 0.8%
$2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC), 5.00%, 06/15/22	$2,200,460
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,121,051
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,442,117

		8,763,628

New Hampshire — 0.2%
1,800,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.23%, 06/01/32(d)	1,800,000

New Jersey — 6.6%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	285,692
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,439,270
500,000	Harrison GO, (School Board Resolution Funding), 3.75%, 01/15/15	540,855
1,000,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTD), 5.00%, 09/15/19	1,228,340
975,000	Monmouth County Improvement Authority Refunding Revenue Bonds, 5.00%, 12/01/22	1,238,747
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,163,650
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,790,970

Principal Amount		Value

New Jersey (continued)
$500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	$557,105
14,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	16,932,672
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,096,900
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,521,776
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,738
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A, 5.00%, 09/01/16	1,404,616
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	49,427
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,977,802
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,170,201
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,589,981
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19	3,356,733

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	$365,673
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,644,200
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	369,081
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	115,431
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,205,436
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	537,477

		67,599,773

New Mexico — 0.3%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,105,080
1,900,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	2,117,854

		3,222,934

New York — 23.5%
1,900,000	City of New York Public Improvement GO, Series D, 5.00%, 11/01/21	2,098,189
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.23%, 08/15/23(c)(d)	3,000,000
1,000,000	City of New York Refunding GO, Series E, 3.00%, 08/01/12	1,006,940
15,000,000	City of New York Refunding GO, Series I-1, 5.00%, 08/01/19	18,348,750

Principal Amount		Value

New York (continued)
$2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	$2,382,160
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,882,350
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding), 2.50%, 06/15/12	551,111
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/12	1,095,066
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,245,140
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	674,076
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,374,955
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,300,213
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,066,180
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,920,153
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,057,750
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,984,733

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	$7,006,923
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,188,182
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-series D-1, 5.00%, 11/01/23	1,222,430
8,925,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-series E-1, 5.00%, 02/01/20	11,024,339
9,765,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-series E-1, 5.00%, 02/01/21	12,130,767
9,375,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,469,750
2,200,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,657,248
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 4.00%, 11/01/12	2,037,840
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 5.00%, 11/01/12	1,945,334
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A, 5.00%, 05/01/22	2,631,970
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B, 5.00%, 11/01/17	2,411,220
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,964,460

Principal Amount		Value

New York (continued)
$8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.), 5.00%, 04/01/15	$9,004,320
10,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.27%, 04/01/24(d)	10,000,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	836,080
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,027,197
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	18,542
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B, (State Appropriation), 4.50%, 08/15/17	2,055,324
550,000	New York State Dormitory Authority Mental Health Services Facility Unrefunded Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	614,097
2,485,000	New York State Dormitory Authority Mental Health Services Facility Unrefunded Revenue Bonds, (State Approrpriation), 5.00%, 08/15/18	2,989,753
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	3,151,215
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,749,760
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	6,203,900

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, 5.00%, 04/01/20	$8,280,720
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,942,660
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,243,330
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	474,976
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,895,920
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,842,550
2,225,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	2,525,130
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	955,576
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/21	6,075,850
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	556,865
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	6,100,100
750,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	879,825

Principal Amount		Value

New York (continued)
$1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	$1,110,920
1,625,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/17	1,873,154
2,515,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/18	2,929,950
16,250,000	Tobacco Settlement Financing Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	19,396,000
4,150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.20%, 01/01/32(d)	4,150,000

		242,561,943

North Carolina — 1.7%
1,655,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,938,386
1,565,000	County of Johnston School Improvements GO, (NATL-RE), 5.00%, 02/01/16	1,815,791
1,285,000	Dare County COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,421,814
2,000,000	Orange County Public Facilities Co. Revenue Bonds, 5.00%, 10/01/21	2,454,580
9,915,000	Town of Cary Public Improvements GO, 0.24%, 06/01/27(d)	9,915,000

		17,545,571

Ohio — 2.4%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,854,673

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Ohio (continued)
$400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	$439,427
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3, 4.00%, 12/15/12	9,208,350
10,000,000	State of Ohio Infrastructure Improvement Refunding GO, Series B, 0.23%, 08/01/17(d)	10,000,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	2,036,072

		24,538,522

Oregon — 0.4%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,564,680
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,390,576

		3,955,256

Pennsylvania — 1.0%
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM), 5.00%, 07/15/12	1,009,610
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	8,026,900
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(d)	1,059,650

		10,096,160

Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	134,861

Principal Amount		Value

Puerto Rico (continued)
$70,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15	$77,444

		212,305

Rhode Island — 0.7%
5,700,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue Bonds, Series A, 0.23%, 05/01/35(d)	5,700,000
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, 4.00%, 05/15/18	809,375
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	798,893

		7,308,268

South Carolina — 0.7%
980,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	1,109,311
2,190,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,625,635
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	2,004,657
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	410,253
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	845,369

		6,995,225

Tennessee — 0.3%
3,105,000	County of Shelby Refunding GO, Series C, 0.24%, 12/01/31(d)	3,105,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Texas — 13.1%
$1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	$1,451,960
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,784,900
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,381,565
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	556,859
1,860,000	Austin Community College District Refunding GO, 5.00%, 08/01/20	2,322,173
400,000	Beaumont Independent School District Improvements GO, 4.00%, 02/15/18	461,423
1,030,000	City of Abilene Refunding GO, 3.00%, 02/15/13	1,050,507
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	555,417
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	961,239
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,353,680
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,264,600
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,205,140
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,169,423
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,471,258
1,280,000	City of Richardson Refunding GO, (NATL-RE), 5.25%, 02/15/20	1,425,946
670,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	729,784
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,731,190

Principal Amount		Value

Texas (continued)
$190,000	Coppell Independent School District School Building GO, (NATL-RE), 5.00%, 08/15/15	$215,475
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	294,375
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,246,910
1,000,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	1,172,420
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	289,776
1,000,000	El Paso Independent School District GO, (PSF-GTD), 5.00%, 08/15/12	1,013,820
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,204,391
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	320,115
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	371,959
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,689,970
3,000,000	Goose Creek Consolidated Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/22	3,699,810
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	778,092
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,108,060
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,236,790
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/18	416,205

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	$568,680
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,866,255
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,510,529
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University), 0.24%, 11/15/29(d)	10,000,000
2,185,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/18	2,681,585
495,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	543,352
1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	1,359,943
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,178,960
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	625,923
2,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	2,730,386
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(d)	6,679,530
3,340,000	Pearland Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	4,156,797
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	626,231
625,000	Rockwall Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/24	749,506

Principal Amount		Value

Texas (continued)
$500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	$557,185
450,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/13	464,184
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,067,923
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,594,830
2,705,000	Spring Independent School District GO, (PSF-GTD), 5.00%, 02/15/15	3,037,012
8,800,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I, 0.20%, 12/01/16(d)	8,800,000
1,000,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,220,530
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A, 4.00%, 07/01/12	8,552,700
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,278,586
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,655,643
800,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	939,856
10,000,000	University of Texas Financing System Refunding Revenue Bonds, Series B, 0.19%, 08/01/34(d)	10,000,000
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,536,430
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,841,663

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	$1,293,534

		135,052,985

Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,406,123
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	140,158

		2,546,281

Virginia — 2.3%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B, 0.31%, 12/01/33(d)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,760,888
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/21	7,374,360
5,355,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/22	6,508,306
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,370,172
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,515,775

		23,869,501

Washington — 4.8%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	114,259

Principal Amount		Value

Washington (continued)
$500,000	City of Kent Public Improvement GO, Series A, 5.50%, 12/01/21	$606,665
10,000,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	12,283,400
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	937,352
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,220,960
1,005,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,169,328
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	637,785
680,000	King County School District No. 403 Renton Refunding GO, (School Board GTY), 4.00%, 12/01/19	774,214
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,807,845
4,000,000	King County Sewer Improvements GO, Series B, 0.20%, 01/01/40(d)	4,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,617,056
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,281,280
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	6,130,350
10,000,000	State of Washington Refunding GO, Series R-2011B, 5.00%, 07/01/20	12,427,000
1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC), 5.00%, 07/01/17	1,534,343

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

Washington (continued)
$2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	$2,312,948

		49,854,785

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	329,486

Wisconsin — 0.1%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	106,735
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	775,000

		881,735

Total Municipal Bonds (Cost $971,053,752)		1,017,086,837

Shares

INVESTMENT COMPANY — 2.3%
23,536,300	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	23,536,300

Total Investment Company (Cost $23,536,300)		23,536,300

TOTAL INVESTMENTS — 100.8% (Cost $994,590,052)(a)		1,040,623,137

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(8,641,611)

NET ASSETS — 100.0%		$1,031,981,526

(a)	Cost for federal income tax purposes is $994,590,052 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$46,046,791
Unrealized depreciation	(13,706)

Net unrealized appreciation	$46,033,085

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c) The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d) Variable rate security. Rate shown is the rate as of April 30, 2012.

(e) Rate shown represents current yield at April 30, 2012.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.6%
Arizona	1.5
California	5.1
Colorado	0.2
Connecticut	2.7
Delaware	0.1
Florida	3.7
Georgia	4.8
Hawaii	0.1
Illinois	3.1
Indiana	2.2
Iowa	0.2
Kansas	0.6
Kentucky	0.1
Louisiana	0.2
Maine	0.0
Maryland	2.2
Massachusetts	8.3
Michigan	2.1
Minnesota	0.4
Mississippi	0.2
Missouri	1.0
Nevada	0.8
New Hampshire	0.2
New Jersey	6.6
New Mexico	0.3
New York	23.5
North Carolina	1.7
Ohio	2.4
Oregon	0.4
Pennsylvania	1.0
Puerto Rico	0.0
Rhode Island	0.7
South Carolina	0.7
Tennessee	0.3
Texas	13.1
Utah	0.2
Virginia	2.3
Washington	4.8
West Virginia	0.0
Wisconsin	0.1
Other*	1.5

100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND

ASSETS:
Investments, at value	$549,328,425	$3,517,563,596	$5,031,964,074
Foreign currency, at value (Cost $0, $0, $3,957,629, $8,536,323, $0, $0 and $0, respectively)	—	—	3,966,905
Cash	80	3,205,377	145
Segregated cash for futures contracts (Note 4)	—	—	—
Cash due from broker for foreign currency contracts	—	—	20,000
Cash due from broker for options contracts	—	—	—
Cash due from broker for structured options contracts	—	—	—
Cash due from broker on swap contracts (Note 4)	—	—	—
Dividends and interest receivable	1,785,582	16,311,498	8,586,446
Receivable for Fund shares sold	294,855	6,364,081	12,516,662
Receivable for investments sold	—	—	2,569,573
Unrealized appreciation on swap contracts	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Variation margin	—	—	—
Unrealized appreciation on structured option contracts	—	—	—
Prepaid expenses	31,045	28,848	42,540

Total Assets	551,439,987	3,543,473,400	5,059,666,345

LIABILITIES:
Payable to broker for collateral on structured option contracts	—	—	—
Payable to broker for collateral on swap contracts	—	—	—
Written option contracts, at value (premium received $0, $0, $0, $80,992,863, $11,837,000, $0 and $0, respectively)	—	—	—
Unrealized depreciation on structured option contracts	—	—	—
Payable for Fund shares redeemed	580,555	5,559,552	23,218,650
Payable for investments purchased	771,200	33,693,732	1,903,952
Unrealized depreciation on swap contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	511,627
Variation margin	—	—	—
Deferred tax liability payable (Note 9)	—	800,108	488,098
Accrued expenses and other payables:
Investment advisory	296,624	2,238,964	3,148,610
Administration	21,622	124,317	182,848
Shareholder servicing fee	86,418	536,543	793,306
Custody	6,481	104,225	235,928
Legal and Audit	—	37,909	156,263
Other	—	1,197	131,871

Total Liabilities	1,762,900	43,096,547	30,771,153

NET ASSETS	$549,677,087	$3,500,376,853	$5,028,895,192

NET ASSETS consist of:
Capital paid-in	$587,014,859	$3,577,856,741	$3,874,170,369
Accumulated undistributed (distributions in excess of) net investment
income	2,332,479	7,085,815	8,758,444
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency
transactions	(60,021,005)	(404,444,869)	209,406,585
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and foreign currency
transactions	20,350,754	319,879,166	936,559,794

NET ASSETS	$549,677,087	$3,500,376,853	$5,028,895,192

Net Asset Value, maximum offering price and redemption price per share	$11.21	$9.79	$15.10

Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	49,018,161	357,587,434	332,961,131

INVESTMENTS, AT COST	$528,977,671	$3,197,533,834	$4,094,542,370

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2012 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

ASSETS:
Investments, at value	$5,264,154,954	$2,598,898,695	$471,756,316	$1,040,623,137
Foreign currency, at value (Cost $0, $0, $3,957,629, $8,536,323, $0, $0 and $0, respectively)	8,543,392	—	—	—
Cash	—	—	141	52
Segregated cash for futures contracts (Note 4)	523,600	13,049,198	—	—
Cash due from broker for foreign currency contracts	13,751,312	—	—	—
Cash due from broker for options contracts	1,950,644	69,404,622	—	—
Cash due from broker for structured options contracts	11,234,230	—	—	—
Cash due from broker on swap contracts (Note 4)	10,707,965	—	—	—
Dividends and interest receivable	39,011,352	3,906,864	3,392,429	9,847,990
Receivable for Fund shares sold	4,642,477	1,741,607	259,669	811,975
Receivable for investments sold	19,910,095	507,012	—	—
Unrealized appreciation on swap contracts	23,678,721	13,231,938	—	—
Unrealized appreciation on forward foreign currency exchange contracts	19,511,848	890,880	—	—
Variation margin	—	3,242,000	—	—
Unrealized appreciation on structured option contracts	3,559,967	—	—	—
Prepaid expenses	51,385	34,762	23,581	28,686

Total Assets	5,421,231,942	2,704,907,578	475,432,136	1,051,311,840

LIABILITIES:
Payable to broker for collateral on structured option contracts	2,024,472	—	—	—
Payable to broker for collateral on swap contracts	21,729,333	7,110,000	—	—
Written option contracts, at value (premium received $0, $0, $0, $80,992,863, $11,837,000, $0 and $0, respectively)	70,101,484	49,507,400	—	—
Unrealized depreciation on structured option contracts	15,325,685	—	—	—
Payable for Fund shares redeemed	8,761,007	5,522,254	315,754	262,797
Payable for investments purchased	18,392,149	39,681,119	2,997,870	18,536,003
Unrealized depreciation on swap contracts	11,558,440	4,607,141	—	—
Unrealized depreciation on forward foreign currency exchange contracts	28,150,867	825,299	—	—
Variation margin	6,400	—	—	—
Deferred tax liability payable (Note 9)	1,320,761	—	—	—
Accrued expenses and other payables:
Investment advisory	3,670,759	1,611,104	167,605	342,807
Administration	188,528	98,125	18,913	38,782
Shareholder servicing fee	818,167	406,791	37,245	80,967
Custody	26,636	33,940	5,587	12,145
Legal and Audit	253,523	123,079	20,252	39,409
Other	99,332	73,181	7,591	17,404

Total Liabilities	182,427,543	109,599,433	3,570,817	19,330,314

NET ASSETS	$5,238,804,399	$2,595,308,145	$471,861,319	$1,031,981,526

NET ASSETS consist of:
Capital paid-in	$5,425,645,802	$3,204,202,195	$458,010,198	$980,116,690
Accumulated undistributed (distributions in excess of) net investment income	55,312,230	(119,692,762)	(576,636)	1,185,196
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(260,537,971)	(388,266,337)	(1,087,417)	4,646,556
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and foreign currency transactions	18,384,338	(100,934,951)	15,515,174	46,033,084

NET ASSETS	$5,238,804,399	$2,595,308,145	$471,861,319	$1,031,981,526

Net Asset Value, maximum offering price and redemption price per share	$7.27	$9.45	$11.59	$12.23

Number of shares authorized	3,500,000,000	3,500,000,000	2,000,000,000	2,000,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	721,059,026	274,589,590	40,723,615	84,346,891

INVESTMENTS, AT COST	$5,245,841,739	$2,665,603,363	$456,241,142	$994,590,052

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2012 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND

INVESTMENT INCOME:
Interest	$23,931	$37,253	$23,774
Dividends	5,505,694	29,848,664	43,261,954
Foreign tax withheld	(426,903)	(2,472,509)	(2,199,111)

Total investment income	5,102,722	27,413,408	41,086,617

EXPENSES:
Investment advisory fees	1,908,402	12,491,013	20,108,369
Shareholder servicing fees	548,912	2,925,356	4,731,381
Administration and Accounting fees	137,985	685,661	1,101,306
Custodian fees	41,168	618,967	920,607
Directors fees and expenses	15,942	79,416	134,870
Insurance premiums	8,437	14,309	20,542
Interest expense	—	—	—
Legal and Audit fees	27,326	114,875	195,179
Printing and postage fees	4,287	21,940	36,477
Registration fees	10,644	21,616	55,579
Transfer agent fees	35,337	147,849	256,624
Miscellaneous expenses	4,051	17,248	216,886

Total expenses	2,742,491	17,138,250	27,777,820
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(4,319)	(414,133)	(1,518,656)

Net expenses	2,738,172	16,724,117	26,259,164

NET INVESTMENT INCOME	2,364,550	10,689,291	14,827,453

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	6,565,364	22,147,796	218,243,165
Futures contracts	—	(12,698,160)	—
Swap agreements	—	—	—
Written options and structured options	—	—	—
Foreign currency transactions	—	(825,874)	(1,581,965)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,410,508)	254,978,520	184,372,266
Securities sold short	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options and structured options	—	—	—
Foreign currency transactions	—	(9,802,650)	618,892
Deferred taxes on unrealized appreciation	—	(800,107)	(443,761)

Net realized and change in unrealized gain on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	5,154,856	252,999,525	401,208,597

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,519,406	$263,688,816	$416,036,050

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2012 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

INVESTMENT INCOME:
Interest	$89,849,237	$5,597,304	$5,776,476	$11,030,224
Dividends	17,137,020	13,773,613	128	1,700
Foreign tax withheld	(1,006,280)	(1,012,844)	—	—

Total investment income	105,979,977	18,358,073	5,776,604	11,031,924

EXPENSES:
Investment advisory fees	23,166,783	10,564,499	1,032,436	2,073,741
Shareholder servicing fees	4,446,881	2,485,764	458,860	975,276
Administration and Accounting fees	1,035,402	603,972	117,346	235,431
Custodian fees	395,718	177,467	34,415	73,146
Directors fees and expenses	124,487	74,646	13,471	28,191
Insurance premiums	20,029	15,202	8,270	9,750
Interest expense	5,663	35,161	—	—
Legal and Audit fees	407,887	181,355	21,862	41,475
Printing and postage fees	33,469	20,271	3,614	7,552
Registration fees	59,417	60,703	11,621	20,673
Transfer agent fees	236,344	146,481	29,916	55,777
Miscellaneous expenses	141,795	38,743	15,679	27,024

Total expenses	30,073,875	14,404,264	1,747,490	3,548,036
Expenses waived by Adviser and/or Shareholder Servicing Agent (Note 6)	(3,386,926)	(697,390)	(229,430)	(487,638)

Net expenses	26,686,949	13,706,874	1,518,060	3,060,398

NET INVESTMENT INCOME	79,293,028	4,651,199	4,258,544	7,971,526

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	(11,307,327)	(15,880,580)	2,035,118	4,646,927
Futures contracts	(14,744,788)	(109,377,253)	—	—
Swap agreements	5,597,960	(52,049,795)	—	—
Written options and structured options	(28,357,552)	34,763,109	—	—
Foreign currency transactions	4,603,095	64,370	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	77,735,830	(67,424,521)	1,521,438	19,528,792
Securities sold short	5,024,245	—	—	—
Futures contracts	4,652,253	5,732,213	—	—
Swap agreements	14,024,525	23,147,789	—	—
Written options and structured options	30,312,740	(37,339,957)	—	—
Foreign currency transactions	14,201,211	(31,544)	—	—
Deferred taxes on unrealized appreciation	20,775	—	—	—

Net realized and change in unrealized gain on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	101,762,967	(218,396,169)	3,556,556	24,175,719

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,055,995	$(213,744,970)	$7,815,100	$32,147,245

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND

	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011

	(Unaudited)
FROM OPERATIONS:
Net investment income	$2,364,550	$2,518,101
Net realized gain/(loss) on investments and foreign currency transactions	6,565,364	5,388,005
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	(1,410,508)	(21,691,100)

Net increase/(decrease) in net assets resulting from operations	7,519,406	(13,784,994)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,799,045)	(2,650,890)
Capital gains	—	—

Net decrease in net assets from distributions	(1,799,045)	(2,650,890)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	172,435,061	136,227,340
Reinvestment of distributions	527,507	11,999
Value of capital stock redeemed	(140,291,449)	(142,436,779)

Net increase/(decrease) in net assets resulting from capital stock transactions	32,671,119	(6,197,440)

Net increase/(decrease) in net assets	38,391,480	(22,633,324)
NET ASSETS:
Beginning of period	511,285,607	533,918,931

End of period	$549,677,087	$511,285,607

Undistributed net investment income	$2,332,479	$1,766,974

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,595,600	11,047,439
Shares issued as reinvestment of distributions	48,798	998
Shares redeemed	(12,582,756)	(11,598,012)

Net increase/(decrease) in shares outstanding	3,061,642	(549,575)

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	LARGE CAP STRATEGIES FUND		GLOBAL SMALL & MID CAP FUND

	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$10,689,291	$35,591,558	$14,827,453	$29,622,200
Net realized gain/(loss) on investments and foreign currency transactions	8,623,762	(12,186,303)	216,661,200	235,253,030
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	244,375,763	(286,189,442)	184,547,397	(250,270,246)

Net increase/(decrease) in net assets resulting from operations	263,688,816	(262,784,187)	416,036,050	14,604,984

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(39,492,778)	(21,321,272)	(31,191,443)	(21,620,724)
Capital gains	—	—	(134,937,533)	(178,765,153)

Net decrease in net assets from distributions	(39,492,778)	(21,321,272)	(166,128,976)	(200,385,877)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,362,073,207	496,893,778	429,108,690	1,047,395,949
Reinvestment of distributions	948,385	6,776,181	85,524,847	152,777,602
Value of capital stock redeemed	(531,555,163)	(373,647,320)	(473,272,420)	(424,680,175)

Net increase/(decrease) in net assets resulting from capital stock transactions	831,466,429	130,022,639	41,361,117	775,493,376

Net increase/(decrease) in net assets	1,055,662,467	(154,082,820)	291,268,191	589,712,483
NET ASSETS:
Beginning of period	2,444,714,386	2,598,797,206	4,737,627,001	4,147,914,518

End of period	$3,500,376,853	$2,444,714,386	$5,028,895,192	$4,737,627,001

Undistributed net investment income	$7,085,815	$35,889,302	$8,758,444	$25,122,434

CAPITAL SHARE TRANSACTIONS:
Shares sold	148,034,664	46,378,774	29,351,747	67,324,885
Shares issued as reinvestment of distributions	108,895	659,161	6,503,791	9,961,479
Shares redeemed	(58,483,013)	(36,044,433)	(33,230,180)	(27,686,743)

Net increase/(decrease) in shares outstanding	89,660,546	10,993,502	2,625,358	49,599,621

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]

	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$79,293,028	$180,079,214	$4,651,199	$(906,675)
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	(44,208,612)	169,596,111	(142,480,149)	147,559,774
Net change in unrealized appreciation/depreciation on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	145,971,579	(485,946,030)	(75,916,020)	(100,488,335)

Net increase/(decrease) in net assets resulting from operations	181,055,995	(136,270,705)	(213,744,970)	46,164,764

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(175,409,743)	(310,722,188)	(6,986,284)	(144,425,734)
Capital gains	—	—	—	—

Net decrease in net assets from distributions	(175,409,743)	(310,722,188)	(6,986,284)	(144,425,734)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,403,996,234	1,080,451,392	499,440,270	978,647,657
Reinvestment of distributions	40,749,372	87,622,356	1,706,123	81,578,459
Value of capital stock redeemed	(595,581,158)	(370,452,158)	(432,978,018)	(187,028,014)

Net increase in net assets resulting from capital stock transactions	849,164,448	797,621,590	68,168,375	873,198,102

Net increase/(decrease) in net assets	854,810,700	350,628,697	(152,562,879)	774,937,132
NET ASSETS:
Beginning of period	4,383,993,699	4,033,365,002	2,747,871,024	1,972,933,892

End of period	$5,238,804,399	$4,383,993,699	$2,595,308,145	$2,747,871,024

Undistributed (distributions in excess of) net investment income	$55,312,230	$151,428,945	$(119,692,762)	$(117,357,677)

CAPITAL SHARE TRANSACTIONS:
Shares sold	195,393,209	137,308,802	51,480,665	90,389,969
Shares issued as reinvestment of distributions	6,054,884	11,392,046	187,486	7,816,001
Shares redeemed	(86,399,398)	(47,731,550)	(45,753,627)	(17,480,117)

Net increase in shares outstanding	115,048,695	100,969,298	5,914,524	80,725,853

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND

	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE PERIOD ENDED APRIL 30, 2012	FOR THE YEAR ENDED OCTOBER 31, 2011

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$4,258,544	$10,014,495	$7,971,526	$15,165,517
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	2,035,118	11,073,788	4,646,927	2,446,100
Net change in unrealized appreciation/depreciation on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	1,521,438	(12,680,080)	19,528,792	(9,801,206)

Net increase/(decrease) in net assets resulting from operations	7,815,100	8,408,203	32,147,245	7,810,411

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,857,377)	(12,002,014)	(8,150,474)	(15,677,084)
Capital gains	(9,905,390)	(1,226,051)	(2,446,002)	(3,840,133)

Net decrease in net assets from distributions	(15,762,767)	(13,228,065)	(10,596,476)	(19,517,217)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	66,962,706	125,495,312	183,935,129	355,466,566
Reinvestment of distributions	8,113,573	3,610,927	2,854,298	2,451,894
Value of capital stock redeemed	(52,332,537)	(94,666,337)	(112,414,500)	(197,641,602)

Net increase in net assets resulting from capital stock transactions	22,743,742	34,439,902	74,374,927	160,276,858

Net increase/(decrease) in net assets	14,796,075	29,620,040	95,925,696	148,570,052
NET ASSETS:
Beginning of period	457,065,244	427,445,204	936,055,830	787,485,778

End of period	$471,861,319	$457,065,244	$1,031,981,526	$936,055,830

Undistributed (distributions in excess of) net investment income	$(576,636)	$1,022,197	$1,185,196	$1,364,144

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,784,127	10,758,730	15,091,482	30,268,723
Shares issued as reinvestment of distributions	707,129	308,423	235,947	206,547
Shares redeemed	(4,505,073)	(8,128,034)	(9,236,939)	(16,794,700)

Net increase in shares outstanding	1,986,183	2,939,119	6,090,490	13,680,570

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,

		2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.13	$11.48	$10.67	$9.99	$15.89	$13.83

Investment operations:
Net investment income	0.05 [a]	0.06 [a]	0.05 [a]	0.07 [a]	0.09	0.07
Net realized and unrealized gains/(losses) on investments	0.07	(0.35)	0.79	0.65	(5.18)	2.05

Total from investment operations	0.12	(0.29)	0.84	0.72	(5.09)	2.12

Distributions:
Net investment income	(0.04)	(0.06)	(0.03)	(0.04)	(0.09)	(0.06)
Net realized gains	—	—	—	—	(0.72)	—

Total distributions	(0.04)	(0.06)	(0.03)	(0.04)	(0.81)	(0.06)

Net asset value, end of period	$11.21	$11.13	$11.48	$10.67	$9.99	$15.89

Total return	1.1%[b]	(2.6)%	7.9%	7.3%	(33.6)%	15.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$549,677	$511,286	$533,919	$417,298	$337,109	$489,157
Ratio of expenses to average net assets before expense waivers	1.00%[c]	1.00%[d]	1.01%	1.03%	1.03%	1.04%
Ratio of expenses to average net assets after expense waivers	1.00%[c]	1.00%	1.00%	1.00%	1.00%	1.01%
Ratio of net investment income to average net assets	0.86%[c]	0.46%	0.41%	0.75%	0.63%	0.48%
Portfolio turnover rate	76%[b]	72%	64%	68%	95%	43%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,

		2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.12	$10.11	$8.95	$7.96	$15.04	$13.59

Investment operations:
Net investment income	0.03 [a]	0.13 [a]	0.09 [a]	0.11 [a]	0.19 [a]	0.17
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.79	(1.04)	1.20	1.08	(5.69)	2.24

Total from investment operations	0.82	(0.91)	1.29	1.19	(5.50)	2.41

Distributions:
Net investment income	(0.15)	(0.08)	(0.13)	(0.20)	(0.17)	(0.17)
Net realized gains	—	—	—	—	(1.41)	(0.79)

Total distributions	(0.15)	(0.08)	(0.13)	(0.20)	(1.58)	(0.96)

Net asset value, end of period	$9.79	$9.12	$10.11	$8.95	$7.96	$15.04

Total return	9.1%[b]	(9.1)%	14.6%	15.5%	(40.5)%	18.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,500,377	$2,444,714	$2,598,797	$2,044,236	$1,699,942	$2,173,900
Ratio of expenses to average net assets before expense waivers	1.17%[c]	1.08%	1.09%	1.11%	1.11%	1.11%[d]
Ratio of expenses to average net assets after expense waivers	1.14%[c]	1.05%	1.05%	1.05%	1.10%	1.11%
Ratio of net investment income to average net assets	0.73%[c]	1.29%	1.02%	1.36%	1.72%	1.15%
Portfolio turnover rate	47%[b]	158%[e]	64%	86%	66%	44%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

[e]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,

		2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.34	$14.78	$12.05	$9.83	$15.45	$12.94

Investment operations:
Net investment income	0.04 [a]	0.09 [a]	0.04 [a]	0.02 [a]	0.08 [a]	0.09
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	1.23	0.14	2.79	2.23	(4.53)	2.93

Total from investment operations	1.27	0.23	2.83	2.25	(4.45)	3.02

Distributions:
Net investment income	(0.10)	(0.08)	(0.10)	(0.03)	(0.07)	(0.11)
Net realized gains	(0.41)	(0.59)	—	—	(1.10)	(0.40)

Total distributions	(0.51)	(0.67)	(0.10)	(0.03)	(1.17)	(0.51)

Net asset value, end of period	$15.10	$14.34	$14.78	$12.05	$9.83	$15.45

Total return	9.4%[b]	1.30%	23.7%	22.9%	(30.4)%	24.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,028,895	$4,737,627	$4,147,915	$3,219,533	$2,941,943	$906,621
Ratio of expenses to average net assets before expense waivers	1.17%[c]	1.18%[d]	1.14%[d]	1.11%[d]	1.12%	1.13%[e]
Ratio of expenses to average net assets after expense waivers and excluding interest
expense	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.13%
Ratio of net investment income to average net assets	0.63%[c]	0.62%	0.34%	0.21%	0.66%	0.62%
Portfolio turnover rate	14%[b]	37%	39%	30%	36%	35%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,			PERIOD ENDED 10/31/08[a]

		2011	2010	2009

Net asset value, beginning of period	$7.23	$7.99	$6.98	$6.58	$10.00

Investment operations:
Net investment income	0.13 [b]	0.32 [b]	0.40 [b]	0.30 [b]	0.16 [b]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.20	(0.48)	0.78	0.65	(3.56)

Total from investment operations	0.33	(0.16)	1.18	0.95	(3.40)

Distributions:
Net investment income	(0.29)	(0.60)	(0.17)	(0.55)	(0.02)

Total distributions	(0.29)	(0.60)	(0.17)	(0.55)	(0.02)

Net asset value, end of period	$7.27	$7.23	$7.99	$6.98	$6.58

Total return	5.0%[c]	(2.4)%	17.2%	16.3%	(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,238,804	$4,383,994	$4,033,365	$3,017,633	$1,168,551
Ratio of expenses to average net assets before expense waivers	1.35%[d,e]	1.36%[e]	1.30%[e]	1.33%[e]	1.36%[d]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.20%[d]	1.20%	1.20%	1.22%	1.35%[d]
Ratio of net investment income to average net assets	3.57%[d]	4.07%	5.46%	4.70%	1.98%[d]
Portfolio turnover rate	49%[c]	84%	62%	111%	145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

[e]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)[a]	YEAR ENDED OCTOBER 31,

		2011[a]	2010[a]	2009[a]	2008	2007

Net asset value, beginning of period	$10.23	$10.50	$9.52	$8.34	$13.73	$11.68

Investment operations:
Net investment income	0.02 [b]	0.00 [b,c]	0.02 [b]	0.00 [b,c]	0.21 [b]	0.24
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(0.77)	0.42	1.05	1.39	(4.50)	3.00

Total from investment operations	(0.75)	0.42	1.07	1.39	(4.29)	3.24

Distributions:
Net investment income	(0.03)	(0.69)	(0.09)	(0.21)	(0.11)	(0.29)
Net realized gains	—	—	—	—	(0.99)	(0.90)

Total distributions	(0.03)	(0.69)	(0.09)	(0.21)	(1.10)	(1.19)

Net asset value, end of period	$9.45	$10.23	$10.50	$9.52	$8.34	$13.73

Total return	(7.4)%[d]	3.9%	11.3%	17.1%	(34.2)%	29.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,595,308	$2,747,871	$1,972,934	$1,605,227	$1,371,944	$1,796,484
Ratio of expenses to average net assets before expense waivers	1.16%[e,f]	1.15%[f]	1.10%[f]	1.10%[f]	1.25%[f]	1.25%[f]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.10%[e]	1.10%	1.08%	1.10%	1.08%	1.09%
Ratio of net investment income to average net assets	0.37%[e]	(0.03)%	0.18%	0.00%[g]	1.54%	1.97%
Portfolio turnover rate	26%[d]	109%	64%	75%	88%	36%

[a]	Consolidated Financial Highlights.

[b]	Calculated using the average shares method for the period.

[c]	Less than $0.01 or $(0.01) per share.

[d]	Not Annualized.

[e]	Annualized.

[f]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[g]	Less than 0.01%.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,

		2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.80	$11.94	$11.77	$11.08	$10.88	$10.79

Investment operations:
Net investment income	0.11 [a]	0.27 [a]	0.31 [a]	0.38 [a]	0.44	0.42
Net realized and unrealized gains/(losses) on investments	0.09	(0.06)	0.45	0.83	0.22	0.14

Total from investment operations	0.20	0.21	0.76	1.21	0.66	0.56

Distributions:
Net investment income	(0.15)	(0.32)	(0.48)	(0.39)	(0.44)	(0.47)
Net realized gains	(0.26)	(0.03)	(0.11)	(0.13)	(0.02)	—

Total distributions	(0.41)	(0.35)	(0.59)	(0.52)	(0.46)	(0.47)

Net asset value, end of period	$11.59	$11.80	$11.94	$11.77	$11.08	$10.88

Total return	1.7%[b]	1.9%	6.7%	11.1%	6.2%	5.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$471,861	$457,065	$427,445	$306,888	$171,444	$139,005
Ratio of expenses to average net assets before expense waivers	0.76%[c]	0.76%	0.78%	0.80%	0.82%	0.84%
Ratio of expenses to average net assets after expense waivers	0.66%[c]	0.66%	0.68%	0.70%	0.70%	0.73%
Ratio of net investment income to average net assets	1.86%[c]	2.29%	2.63%	3.31%	3.92%	4.22%
Portfolio turnover rate	19%[b]	76%	26%	37%	36%	59%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)	YEAR ENDED OCTOBER 31,

		2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.96	$12.19	$11.76	$10.82	$11.21	$11.27

Investment operations:
Net investment income	0.10 [a]	0.21 [a]	0.37 [a]	0.37 [a]	0.37 [a]	0.35
Net realized and unrealized gains/(losses) on investments	0.30	(0.16)	0.49	0.91	(0.41)	(0.04)

Total from investment operations	0.40	0.05	0.86	1.28	(0.04)	0.31

Distributions:
Net investment income	(0.10)	(0.22)	(0.43)	(0.34)	(0.35)	(0.37)
Net realized gains	(0.03)	(0.06)	—	—	—	—

Total distributions	(0.13)	(0.28)	(0.43)	(0.34)	(0.35)	(0.37)

Net asset value, end of period	$12.23	$11.96	$12.19	$11.76	$10.82	$11.21

Total return	3.4%[b]	0.5%	7.4%	12.1%	(0.5)%	2.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,031,982	$936,056	$787,486	$527,042	$226,504	$165,505
Ratio of expenses to average net assets before expense waivers	0.73%[c]	0.73%	0.76%	0.79%	0.81%	0.84%
Ratio of expenses to average net assets after expense waivers	0.63%[c]	0.63%	0.66%	0.69%	0.70%	0.74%
Ratio of net investment income to average net assets	1.63%[c]	1.79%	3.09%	3.21%	3.32%	3.32%
Portfolio turnover rate	12%[b]	64%	20%	10%	47%	50%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2012 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2012, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury Large Cap Core Fund (formerly U.S. Large Cap Fund) (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2012, the Subsidiary represented $312,134,612 or 12.03% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ investment adviser, Bessemer Investment Management LLC (“BIM”). Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate. The Pricing Committee of the Corporation reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the hierarchy. Foreign securities that are valued based on market quotations

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

are categorized as Level 1 in the hierarchy. The Funds utilized third party pricing services to fair value certain markets 18 days during the six months ended April 30, 2012. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

E. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of April 30, 2012, the Real Return Fund held $47,288,523 or 1.82% of net assets, in Collectibles.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

F. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

L. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

M. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of April 30, 2012, all derivatives in a net liability position are fully collateralized.

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

The Funds are subject to interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2012

	Derivative Assets		Derivative Liabilities

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$—	Unrealized depreciation on foreign currency exchange contracts	$511,627

Total		$—		$511,627

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$23,678,721	Unrealized depreciation on swaps	$11,558,440
	Structured option contracts, at value	3,559,967	Written option and structured option contracts, at value	85,427,169
			Variation Margin	6,400
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	19,511,848	Unrealized depreciation on foreign currency exchange contracts	28,150,867

Total		$46,750,536		$125,142,876

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$13,231,938	Unrealized depreciation on swaps	$4,607,141
	Investments, at value (purchased options)	5,800,000	Written option contracts, at value	49,507,400
	Variation Margin	3,242,000
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	890,880	Unrealized depreciation on foreign currency exchange contracts	825,299

Total		$23,164,818		$54,939,840

	The Effect of Derivative Instruments on the Statements of Operations

	Six Months Ended April 30, 2012

	Net Realized Gain (Loss) from Derivatives Recognized in Income

Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$(825,874)	$(825,874)
Equity Contracts	—	(12,698,160)	—	—	(12,698,160)

Total	$—	$(12,698,160)	$—	$(825,874)	$(13,524,034)

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$(1,581,965)	$(1,581,965)

Total	$—	$—	$—	$(1,581,965)	$(1,581,965)

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$—	$2,266,280	$—	$—	$2,266,280
Interest Rate Contracts	—	(490,491)	—	—	(490,491)
Equity Contracts	(28,357,552)	(16,520,577)	5,597,960	—	(39,280,169)
Foreign Currency Exchange Contracts	—	—	—	4,603,095	4,603,095

Total	$(28,357,552)	$(14,744,788)	$5,597,960	$4,603,095	$(32,901,285)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$34,763,109	$(109,377,253)	$(52,049,795)	$—	$(126,663,939)
Foreign Currency Exchange Contracts	—	—	—	64,370	64,370

Total	$34,763,109	$(109,377,253)	$(52,049,795)	$64,370	$(126,599,569)

	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$(9,802,650)	$(9,802,650)

Total	$—	$—	$—	$(9,802,650)	$(9,802,650)

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Foreign Currency Exchange Contracts	$—	$—	$—	$618,892	$618,892

Total	$—	$—	$—	$618,892	$618,892

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$—	$(896,010)	$—	$—	$(896,010)
Interest Rate Contracts	—	179,435	—	—	179,435
Equity Contracts	30,312,740	5,368,828	14,024,525	—	49,706,093
Foreign Currency Exchange Contracts	—	—	—	14,201,211	14,201,211

Total	$30,312,740	$4,652,253	$14,024,525	$14,201,211	$63,190,729

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$(57,549,771)	$5,732,213	$23,147,789	$—	$(28,669,769)
Foreign Currency Exchange Contracts	—	—	—	(31,544)	(31,544)

Total	$(57,549,771)	$5,732,213	$23,147,789	$(31,544)	$(28,701,313)

For the six months ended April 30, 2012 the quarterly average volume of derivative activities were as follows:

	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund

Purchased Options (Cost $)	$—	$—	$58,032,922
Written Options (Premium Received $)	—	65,506,263	11,837,000
Structured Options (Number of Units)	—	1,820,990	—
Structured Options (Notional Amounts)	—	735,031,072	—
Futures Long Position (Notional Amounts)	—	1,082,575	850,707,085
Futures Short Position (Notional Amounts)	—	63,635,375	627,308,400
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	23,108,307	1,520,524,032	20,947,569
Forward Currency Contracts Sold (U.S. Dollar Amounts)	24,136,078	1,841,323,021	21,013,150
Equity Swaps (Notional Amount in U.S. Dollars)	—	16,275,891	—
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	177,656,966
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	154,359,817

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)	April 30, 2012 (Unaudited)

on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of April 30, 2012, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	43,591,200	U.S. Dollar	7,621,106	Barclays Bank Plc	06/08/12	$(16,181)
U.S. Dollar	18,063,372	Australian Dollar	17,635,500	Citibank, N.A.	07/31/12	(136,820)
U.S. Dollar	10,541,413	New Zealand Dollar	13,048,500	Citibank, N.A.	07/31/12	(89,297)
Brazil Real	5,030,181	U.S. Dollar	2,891,241	UBS AG	06/01/12	(269,329)

						$(511,627)

As of April 30, 2012, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	69,429,407	U.S. Dollar	91,882,882	Barclays Bank Plc	05/03/12	$21,698
Singapore Dollar	2,828,520	U.S. Dollar	2,264,972	Barclays Bank Plc	05/03/12	20,707
Chinese Yuan	189,030,000	U.S. Dollar	30,000,000	Barclays Bank Plc	05/04/12	85,262
U.S. Dollar	230,801	Euro	157,000	Barclays Bank Plc	05/07/12	22,975
Norway Krones	7,600,000	U.S. Dollar	1,306,515	Barclays Bank Plc	05/09/12	20,982
Swedish Krona	164,370,000	U.S. Dollar	24,448,998	Barclays Bank Plc	05/09/12	(3,328)
Mexican Peso	63,915,000	U.S. Dollar	5,000,000	Barclays Bank Plc	05/10/12	(98,280)
Singapore Dollar	6,231,500	U.S. Dollar	5,000,000	Barclays Bank Plc	05/10/12	35,602
Euro	7,392,786	U.S. Dollar	9,811,300	Barclays Bank Plc	05/16/12	(24,871)
U.S. Dollar	10,294,747	Singapore Dollar	13,000,000	Barclays Bank Plc	05/16/12	(210,461)
Canadian Dollar	3,575,345	U.S. Dollar	3,583,193	Barclays Bank Plc	05/17/12	34,779
U.S. Dollar	33,825,601	Euro	25,821,858	Barclays Bank Plc	05/17/12	(357,018)
Norway Krones	160,325,000	U.S. Dollar	27,752,053	Barclays Bank Plc	05/18/12	241,728
Norway Krones	7,600,000	U.S. Dollar	1,315,550	Barclays Bank Plc	05/18/12	11,459
Chinese Yuan	63,925,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/25/12	154,535
Singapore Dollar	24,660,000	U.S. Dollar	19,678,018	Barclays Bank Plc	06/01/12	249,915
Mexican Peso	204,000,000	U.S. Dollar	15,860,921	Barclays Bank Plc	06/04/12	(254,618)
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,052,862	Barclays Bank Plc	06/06/12	(79,381)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	114,208	U.S. Dollar	181,979	Barclays Bank Plc	06/06/12	$3,323
U.S. Dollar	28,848,224	South African Rand	223,542,000	Barclays Bank Plc	06/08/12	261,249
Chinese Yuan	63,880,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/13/12	135,445
United Kingdom Pound	452,671	U.S. Dollar	714,315	Barclays Bank Plc	06/13/12	20,115
United Kingdom Pound	625,997	U.S. Dollar	987,823	Barclays Bank Plc	06/13/12	27,817
Malaysian Ringgit	15,335,000	U.S. Dollar	5,000,000	Barclays Bank Plc	06/19/12	51,330
Chinese Yuan	127,670,000	U.S. Dollar	20,000,000	Barclays Bank Plc	06/25/12	242,478
United Kingdom Pound	3,582,059	U.S. Dollar	5,668,608	Barclays Bank Plc	06/28/12	142,583
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/05/12	215,852
U.S. Dollar	23,948,588	Euro	17,973,348	Barclays Bank Plc	07/05/12	149,322
Chinese Yuan	127,800,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/09/12	250,892
Singapore Dollar	25,560,000	U.S. Dollar	20,302,149	Barclays Bank Plc	07/09/12	356,102
Swedish Krona	170,610,000	U.S. Dollar	25,343,137	Barclays Bank Plc	07/10/12	(32,170)
Norway Krones	31,660,000	U.S. Dollar	5,448,147	Barclays Bank Plc	07/11/12	68,085
Mexican Peso	200,692,500	U.S. Dollar	15,159,990	Barclays Bank Plc	07/13/12	141,091
Singapore Dollar	19,060,500	U.S. Dollar	15,146,735	Barclays Bank Plc	07/13/12	258,936
South African Rand	40,451,500	U.S. Dollar	5,000,000	Barclays Bank Plc	07/13/12	147,005
U.S. Dollar	14,245,971	Euro	10,857,795	Barclays Bank Plc	07/13/12	(132,281)
Chinese Yuan	64,040,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/16/12	145,005
U.S. Dollar	1,200,743	Euro	857,000	Barclays Bank Plc	07/19/12	65,816
Malaysian Ringgit	30,780,000	U.S. Dollar	9,989,290	Barclays Bank Plc	07/20/12	132,378
Norway Krones	82,801,590	U.S. Dollar	14,365,549	Barclays Bank Plc	07/23/12	54,227
Norway Krones	59,151,920	U.S. Dollar	10,251,455	Barclays Bank Plc	07/23/12	49,766
Russian Ruble	297,500,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/25/12	(3,847)
U.S. Dollar	91,927,323	Euro	69,429,407	Barclays Bank Plc	07/31/12	(28,088)
U.S. Dollar	69,060	Euro	48,730	Barclays Bank Plc	08/01/12	4,519
U.S. Dollar	69,663	Euro	48,862	Barclays Bank Plc	08/02/12	4,946
U.S. Dollar	857,885	Euro	603,889	Barclays Bank Plc	08/06/12	58,014
Australian Dollar	569,000	Japanese Yen	46,185,730	Barclays Bank Plc	08/09/12	7,620
Singapore Dollar	1,151,000	U.S. Dollar	914,218	Barclays Bank Plc	08/17/12	16,383
U.S. Dollar	3,466,077	Euro	2,418,000	Barclays Bank Plc	08/20/12	262,866
U.S. Dollar	2,324,440	Euro	1,612,000	Barclays Bank Plc	08/20/12	188,965
U.S. Dollar	964,364	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/12	43,638
U.S. Dollar	315,707	Euro	219,546	Barclays Bank Plc	08/23/12	24,857
U.S. Dollar	528,167	Euro	368,163	Barclays Bank Plc	08/24/12	40,426
Norway Krones	10,525,000	Euro	1,322,685	Barclays Bank Plc	08/27/12	77,881
U.S. Dollar	369,448	Euro	256,900	Barclays Bank Plc	08/27/12	29,097
U.S. Dollar	342,126	Euro	237,340	Barclays Bank Plc	08/27/12	27,689
U.S. Dollar	1,912,883	Japanese Yen	145,886,000	Barclays Bank Plc	08/27/12	83,178
U.S. Dollar	785,904	Japanese Yen	59,937,000	Barclays Bank Plc	08/27/12	34,173
U.S. Dollar	2,279,528	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/12	100,877
U.S. Dollar	317,835	Euro	226,362	Barclays Bank Plc	09/10/12	17,896
U.S. Dollar	310,478	Euro	222,087	Barclays Bank Plc	09/12/12	16,197
U.S. Dollar	866,000	Euro	633,122	Barclays Bank Plc	09/14/12	27,050
U.S. Dollar	206,240	Euro	148,781	Barclays Bank Plc	09/19/12	9,080
U.S. Dollar	490,361	Euro	360,422	Barclays Bank Plc	09/24/12	12,714
U.S. Dollar	183,599	Euro	133,614	Barclays Bank Plc	10/24/12	6,469
U.S. Dollar	1,415,194	Euro	1,020,033	Barclays Bank Plc	10/25/12	62,933
Norway Krones	16,471,500	Euro	2,106,653	Barclays Bank Plc	10/26/12	64,213
Norway Krones	16,471,500	Euro	2,107,947	Barclays Bank Plc	10/29/12	62,026
U.S. Dollar	448,787	Euro	325,538	Barclays Bank Plc	11/05/12	17,155
U.S. Dollar	202,542	Euro	147,287	Barclays Bank Plc	11/08/12	7,245

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	408,582	Japanese Yen	31,518,000	Barclays Bank Plc	11/13/12	$12,764
U.S. Dollar	612,153	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/12	19,418
U.S. Dollar	251,291	Euro	184,184	Barclays Bank Plc	11/15/12	7,046
U.S. Dollar	69,583	Euro	50,759	Barclays Bank Plc	11/19/12	2,268
U.S. Dollar	2,323,885	Japanese Yen	177,080,000	Barclays Bank Plc	11/19/12	99,747
U.S. Dollar	245,599	Euro	180,987	Barclays Bank Plc	11/21/12	5,573
U.S. Dollar	2,613,824	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/12	115,369
Australian Dollar	1,691,000	U.S. Dollar	1,695,904	Barclays Bank Plc	12/12/12	27,671
U.S. Dollar	770,312	Euro	572,000	Barclays Bank Plc	12/12/12	11,494
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	272,867
U.S. Dollar	689,131	Japanese Yen	52,560,000	Barclays Bank Plc	01/11/13	28,230
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(115,187)
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(396,044)
Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(241,415)
U.S. Dollar	79,984,242	Chinese Yuan	507,580,000	Barclays Bank Plc	01/14/13	(104,109)
U.S. Dollar	932,566	Japanese Yen	71,290,000	Barclays Bank Plc	01/15/13	36,075
U.S. Dollar	2,402,280	Japanese Yen	185,480,000	Barclays Bank Plc	01/28/13	69,174
U.S. Dollar	3,284,325	Euro	2,475,000	Barclays Bank Plc	02/11/13	(1,897)
U.S. Dollar	2,805,278	Euro	2,114,000	Barclays Bank Plc	02/11/13	(1,621)
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Bank Plc	02/12/13	(134,040)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	203,147	Barclays Bank Plc	02/13/13	(2,244)
Singapore Dollar	406,027	U.S. Dollar	327,256	Barclays Bank Plc	02/13/13	1,689
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	351,011	Barclays Bank Plc	03/01/13	(3,647)
Chilean Unidad de Fomento	87,300,000	U.S. Dollar	174,635	Barclays Bank Plc	03/01/13	(753)
U.S. Dollar	944,737	Euro	712,203	Barclays Bank Plc	03/07/13	(1,228)
U.S. Dollar	1,487,202	Euro	1,131,038	Barclays Bank Plc	03/11/13	(15,156)
U.S. Dollar	12,504,538	Euro	9,527,993	Barclays Bank Plc	03/15/13	(152,221)
U.S. Dollar	385,501	Euro	290,418	Barclays Bank Plc	03/21/13	(317)
U.S. Dollar	993,522	Euro	744,351	Barclays Bank Plc	04/05/13	4,446
U.S. Dollar	963,608	Euro	732,670	Barclays Bank Plc	04/19/13	(10,143)
U.S. Dollar	679,943	Euro	511,890	Barclays Bank Plc	04/30/13	(485)
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/28/13	(135,174)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Bank Plc	07/05/13	(316,483)
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Bank Plc	07/05/13	(405,903)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/13	(125,961)
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(293,102)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(363,293)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/03/14	(725,242)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Bank Plc	03/03/14	(146,715)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/07/14	(903,145)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Bank Plc	03/07/14	(121,925)
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Bank Plc	04/07/14	(346,375)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Bank Plc	04/07/14	(254,848)
U.S. Dollar	1,245,356	Japanese Yen	100,093,000	Citibank, N.A.	05/10/12	(8,428)
United Kingdom Pound	920,410	U.S. Dollar	1,467,971	Citibank, N.A.	06/06/12	25,393
U.S. Dollar	720,781	Japanese Yen	55,787,000	Citibank, N.A.	06/15/12	21,752
United Kingdom Pound	653,215	U.S. Dollar	1,022,974	Citibank, N.A.	06/19/12	36,792
Swedish Krona	43,658,433	Euro	4,730,724	Citibank, N.A.	06/25/12	217,011
United Kingdom Pound	1,434,542	U.S. Dollar	2,264,798	Citibank, N.A.	06/26/12	62,492

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	33,029,564	Euro	25,153,384	Citibank, N.A.	07/19/12	$(281,102)
U.S. Dollar	30,348,132	Euro	23,100,000	Citibank, N.A.	07/23/12	(244,288)
U.S. Dollar	372,238	Euro	265,136	Citibank, N.A.	08/08/12	21,049
Australian Dollar	569,000	Japanese Yen	46,210,481	Citibank, N.A.	08/09/12	7,309
U.S. Dollar	107,936	Euro	76,711	Citibank, N.A.	08/09/12	6,327
U.S. Dollar	1,931,082	Japanese Yen	146,685,000	Citibank, N.A.	08/23/12	91,471
U.S. Dollar	554,727	Euro	398,462	Citibank, N.A.	10/26/12	26,479
U.S. Dollar	414,210	Japanese Yen	32,085,087	Citibank, N.A.	11/08/12	11,312
U.S. Dollar	344,475	Japanese Yen	26,280,000	Citibank, N.A.	01/10/13	14,032
U.S. Dollar	1,299,370	Euro	999,800	Citibank, N.A.	01/28/13	(27,865)
U.S. Dollar	3,796,892	Euro	2,903,000	Citibank, N.A.	02/08/13	(57,449)
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	847,621	Citibank, N.A.	02/25/13	(6,348)
U.S. Dollar	1,420,405	Euro	1,080,000	Citibank, N.A.	03/08/13	(14,097)
Polish Zloty	10,400,000	Euro	2,421,702	Citibank, N.A.	03/19/13	(26,965)
U.S. Dollar	24,203,553	Euro	18,500,000	Citibank, N.A.	03/19/13	(372,817)
U.S. Dollar	444,877	Euro	338,791	Citibank, N.A.	03/19/13	(5,191)
U.S. Dollar	3,984,838	Japanese Yen	331,140,000	Citibank, N.A.	03/19/13	(184,916)
U.S. Dollar	818,489	Euro	620,368	Citibank, N.A.	03/26/13	(5,723)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,929,968	Citibank, N.A.	04/29/13	(537)
U.S. Dollar	316,656	Euro	216,000	Credit Suisse International	05/07/12	30,730
Singapore Dollar	3,994,390	U.S. Dollar	3,334,494	Credit Suisse International	08/06/12	(105,347)
U.S. Dollar	2,315,155	Euro	1,612,000	Credit Suisse International	08/20/12	179,680
U.S. Dollar	1,913,642	Japanese Yen	145,609,000	Credit Suisse International	08/23/12	87,525
Singapore Dollar	2,063,000	U.S. Dollar	1,639,644	Credit Suisse International	03/26/13	32,516
Euro	3,110,000	U.S. Dollar	4,067,881	Deutsche Bank AG	05/04/12	48,882
U.S. Dollar	5,049,232	Euro	3,440,000	Deutsche Bank AG	05/04/12	495,643
U.S. Dollar	372,963	Euro	255,000	Deutsche Bank AG	05/07/12	35,411
U.S. Dollar	226,512	Euro	157,000	Deutsche Bank AG	05/09/12	18,684
U.S. Dollar	832,411	Japanese Yen	66,920,000	Deutsche Bank AG	05/11/12	(5,850)
U.S. Dollar	421,686	Euro	301,000	Deutsche Bank AG	05/18/12	23,225
U.S. Dollar	524,986	Euro	376,000	Deutsche Bank AG	05/21/12	27,235
U.S. Dollar	88,376	Euro	63,000	Deutsche Bank AG	05/21/12	4,977
Australian Dollar	2,540,000	U.S. Dollar	2,415,870	Deutsche Bank AG	05/25/12	222,973
Indian Rupee	37,818,000	U.S. Dollar	792,498	Deutsche Bank AG	06/01/12	(80,390)
U.S. Dollar	2,413,489	Euro	1,690,000	Deutsche Bank AG	06/04/12	176,113
U.S. Dollar	420,397	Euro	293,760	Deutsche Bank AG	06/06/12	31,486
Indian Rupee	27,856,000	U.S. Dollar	587,431	Deutsche Bank AG	06/07/12	(63,597)
U.S. Dollar	1,095,378	Euro	760,600	Deutsche Bank AG	06/07/12	88,410
U.S. Dollar	2,453,355	Euro	1,700,000	Deutsche Bank AG	06/08/12	202,690
Indian Rupee	7,542,000	U.S. Dollar	160,093	Deutsche Bank AG	06/11/12	(18,390)
U.S. Dollar	330,297	Euro	228,000	Deutsche Bank AG	06/11/12	28,438
U.S. Dollar	1,230,907	Euro	853,700	Deutsche Bank AG	06/11/12	100,657
U.S. Dollar	543,751	Euro	379,000	Deutsche Bank AG	06/13/12	41,971
U.S. Dollar	114,309	Euro	80,000	Deutsche Bank AG	06/14/12	8,392

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	18,877,000	U.S. Dollar	399,852	Deutsche Bank AG	06/18/12	$(45,723)
Indian Rupee	17,195,000	U.S. Dollar	362,840	Deutsche Bank AG	06/20/12	(40,406)
Indian Rupee	43,847,000	U.S. Dollar	930,539	Deutsche Bank AG	06/25/12	(109,236)
South Korean Won	234,000,000	U.S. Dollar	199,463	Deutsche Bank AG	06/27/12	6,806
South Korean Won	235,000,000	U.S. Dollar	202,046	Deutsche Bank AG	06/27/12	5,104
United Kingdom Pound	3,274,791	U.S. Dollar	5,185,959	Deutsche Bank AG	06/27/12	126,779
Indian Rupee	29,111,000	U.S. Dollar	624,736	Deutsche Bank AG	07/11/12	(81,374)
Indian Rupee	14,708,000	U.S. Dollar	315,708	Deutsche Bank AG	07/12/12	(41,242)
U.S. Dollar	1,021,358	Euro	729,000	Deutsche Bank AG	07/16/12	55,967
U.S. Dollar	1,603,275	Euro	1,143,000	Deutsche Bank AG	07/18/12	89,611
U.S. Dollar	877,361	Euro	629,000	Deutsche Bank AG	07/20/12	44,368
U.S. Dollar	800,970	Euro	571,000	Deutsche Bank AG	07/23/12	44,768
Singapore Dollar	3,996,325	U.S. Dollar	3,334,495	Deutsche Bank AG	08/06/12	(103,784)
U.S. Dollar	1,070,499	Euro	761,000	Deutsche Bank AG	08/06/12	62,530
U.S. Dollar	692,424	Euro	487,300	Deutsche Bank AG	08/06/12	46,980
U.S. Dollar	508,697	Euro	358,000	Deutsche Bank AG	08/06/12	34,514
U.S. Dollar	960,167	Euro	682,300	Deutsche Bank AG	08/08/12	56,419
U.S. Dollar	1,269,340	Euro	902,000	Deutsche Bank AG	08/08/12	74,585
Australian Dollar	569,000	Japanese Yen	46,254,010	Deutsche Bank AG	08/09/12	6,764
U.S. Dollar	1,008,968	Euro	712,000	Deutsche Bank AG	08/09/12	65,870
U.S. Dollar	690,271	Euro	488,000	Deutsche Bank AG	08/09/12	43,878
U.S. Dollar	671,313	Euro	475,000	Deutsche Bank AG	08/10/12	42,132
U.S. Dollar	504,580	Euro	356,000	Deutsche Bank AG	08/13/12	33,010
U.S. Dollar	772,940	Euro	546,000	Deutsche Bank AG	08/13/12	49,689
Polish Zloty	11,489,000	Euro	2,708,392	Deutsche Bank AG	08/16/12	11,378
U.S. Dollar	2,311,560	Euro	1,612,000	Deutsche Bank AG	08/20/12	176,085
U.S. Dollar	1,179,631	Japanese Yen	90,125,000	Deutsche Bank AG	08/20/12	49,405
U.S. Dollar	965,471	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/12	43,579
Singapore Dollar	1,120,000	U.S. Dollar	892,893	Deutsche Bank AG	08/23/12	12,701
U.S. Dollar	956,703	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/12	46,798
Indian Rupee	24,142,000	U.S. Dollar	510,960	Deutsche Bank AG	08/24/12	(64,299)
Singapore Dollar	1,123,000	U.S. Dollar	892,971	Deutsche Bank AG	08/24/12	15,058
Singapore Dollar	1,399,000	U.S. Dollar	1,115,319	Deutsche Bank AG	08/27/12	15,913
U.S. Dollar	1,603,353	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/12	75,208
U.S. Dollar	316,660	Euro	221,193	Deutsche Bank AG	08/29/12	23,609
Singapore Dollar	700,000	U.S. Dollar	556,970	Deutsche Bank AG	08/31/12	9,074
U.S. Dollar	14,169	Euro	9,797	Deutsche Bank AG	08/31/12	1,189
Indian Rupee	17,072,000	U.S. Dollar	359,721	Deutsche Bank AG	09/06/12	(44,576)
U.S. Dollar	168,840	Euro	119,000	Deutsche Bank AG	09/06/12	11,167
U.S. Dollar	365,089	Euro	261,000	Deutsche Bank AG	09/10/12	19,253
U.S. Dollar	162,829	Euro	119,000	Deutsche Bank AG	09/13/12	5,144
Philippines Peso	29,828,000	U.S. Dollar	670,367	Deutsche Bank AG	09/24/12	32,199
U.S. Dollar	984,514	Euro	720,000	Deutsche Bank AG	09/24/12	30,336
U.S. Dollar	1,365,930	Euro	1,000,000	Deutsche Bank AG	09/24/12	40,684
Malaysian Ringgit	364,000	U.S. Dollar	114,058	Deutsche Bank AG	09/26/12	5,205
U.S. Dollar	1,082,312	Euro	800,000	Deutsche Bank AG	09/26/12	22,092
Hungary Forint	160,000,000	U.S. Dollar	735,294	Deutsche Bank AG	09/28/12	(12,142)
Hungary Forint	163,300,000	U.S. Dollar	739,081	Deutsche Bank AG	09/28/12	(1,014)
Philippines Peso	36,054,000	U.S. Dollar	827,876	Deutsche Bank AG	10/04/12	21,021
Philippines Peso	43,106,000	U.S. Dollar	989,805	Deutsche Bank AG	10/05/12	25,093
Philippines Peso	35,386,000	U.S. Dollar	813,004	Deutsche Bank AG	10/09/12	20,001
Philippines Peso	28,316,000	U.S. Dollar	650,494	Deutsche Bank AG	10/11/12	16,027

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Philippines Peso	8,431,000	U.S. Dollar	193,150	Deutsche Bank AG	10/12/12	$5,297
Philippines Peso	7,672,000	U.S. Dollar	175,681	Deutsche Bank AG	10/19/12	4,851
Philippines Peso	30,667,000	U.S. Dollar	702,405	Deutsche Bank AG	10/22/12	19,143
Indian Rupee	12,552,000	U.S. Dollar	242,999	Deutsche Bank AG	10/29/12	(13,484)
Indian Rupee	26,507,000	U.S. Dollar	515,301	Deutsche Bank AG	10/31/12	(30,756)
U.S. Dollar	964,314	Euro	684,003	Deutsche Bank AG	10/31/12	57,457
U.S. Dollar	63,837	Euro	45,895	Deutsche Bank AG	11/02/12	2,987
U.S. Dollar	9,865,049	Euro	7,160,000	Deutsche Bank AG	11/07/12	371,309
Philippines Peso	44,300,000	U.S. Dollar	1,024,514	Deutsche Bank AG	11/14/12	17,169
U.S. Dollar	1,873,420	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/12	76,691
U.S. Dollar	901,753	Euro	670,000	Deutsche Bank AG	12/03/12	13,042
Australian Dollar	3,045,000	U.S. Dollar	3,020,914	Deutsche Bank AG	12/10/12	83,296
U.S. Dollar	1,426,635	Euro	1,111,000	Deutsche Bank AG	01/14/13	(47,922)
U.S. Dollar	345,388	Japanese Yen	26,360,000	Deutsche Bank AG	01/15/13	13,904
U.S. Dollar	1,237,831	Euro	971,000	Deutsche Bank AG	01/17/13	(50,969)
Philippines Peso	7,579,000	U.S. Dollar	173,044	Deutsche Bank AG	01/22/13	4,893
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	807,830	Deutsche Bank AG	01/24/13	15,102
Chilean Unidad de Fomento	211,110,000	U.S. Dollar	414,185	Deutsche Bank AG	01/25/13	7,824
Chilean Unidad de Fomento	372,760,000	U.S. Dollar	736,622	Deutsche Bank AG	01/25/13	8,526
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	718,441	Deutsche Bank AG	01/28/13	8,089
U.S. Dollar	1,994,969	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/13	55,011
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	232,105	Deutsche Bank AG	01/29/13	2,580
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	459,912	Deutsche Bank AG	01/30/13	9,410
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	428,563	Deutsche Bank AG	01/31/13	9,365
Philippines Peso	46,581,000	U.S. Dollar	1,079,513	Deutsche Bank AG	01/31/13	13,876
Singapore Dollar	1,468,000	U.S. Dollar	1,182,441	Deutsche Bank AG	02/07/13	6,786
U.S. Dollar	5,345,109	Euro	4,050,000	Deutsche Bank AG	02/07/13	(32,037)
Singapore Dollar	2,925,000	U.S. Dollar	2,353,708	Deutsche Bank AG	02/08/13	15,862
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	203,223	Deutsche Bank AG	02/11/13	(3,389)
U.S. Dollar	823,777	Euro	622,000	Deutsche Bank AG	02/11/13	(2,094)
U.S. Dollar	2,087,496	Euro	1,580,000	Deutsche Bank AG	02/14/13	(10,465)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	392,989	Deutsche Bank AG	02/15/13	(2,994)
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	200,394	Deutsche Bank AG	02/15/13	(1,527)
U.S. Dollar	270,063	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/13	7,622
Singapore Dollar	1,728,000	U.S. Dollar	1,376,892	Deutsche Bank AG	02/19/13	23,158
U.S. Dollar	22,727,105	Euro	17,260,000	Deutsche Bank AG	02/19/13	(192,776)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	352,124	Deutsche Bank AG	02/25/13	(252)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	400,958	Deutsche Bank AG	02/26/13	2,500
U.S. Dollar	3,570,539	Euro	2,677,770	Deutsche Bank AG	02/27/13	14,269

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	309,490,000	U.S. Dollar	615,166	Deutsche Bank AG	02/28/13	$1,330
Singapore Dollar	700,000	U.S. Dollar	558,258	Deutsche Bank AG	02/28/13	8,952
U.S. Dollar	304,780	Euro	226,530	Deutsche Bank AG	02/28/13	3,928
U.S. Dollar	142,337	Euro	105,800	Deutsche Bank AG	02/28/13	1,825
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	136,377	Deutsche Bank AG	03/01/13	(140)
Swedish Krona	84,036,600	Euro	9,364,453	Deutsche Bank AG	03/01/13	(67,584)
U.S. Dollar	11,607,007	Euro	8,620,132	Deutsche Bank AG	03/01/13	158,529
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	449,590	Deutsche Bank AG	03/04/13	(1,452)
U.S. Dollar	142,904	Euro	107,000	Deutsche Bank AG	03/05/13	788
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	452,619	Deutsche Bank AG	03/06/13	(4,573)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	493,584	Deutsche Bank AG	03/07/13	(5,087)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	485,916	Deutsche Bank AG	03/08/13	(415)
U.S. Dollar	2,500,951	Euro	1,900,000	Deutsche Bank AG	03/08/13	(22,710)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	465,791	Deutsche Bank AG	03/13/13	6,311
Swedish Krona	17,601,656	Euro	1,950,000	Deutsche Bank AG	03/13/13	(445)
U.S. Dollar	3,837,279	Euro	2,900,000	Deutsche Bank AG	03/13/13	(14,901)
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	950,198	Deutsche Bank AG	03/18/13	5,010
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,751,911	Deutsche Bank AG	03/18/13	15,306
Malaysian Ringgit	5,816,700	U.S. Dollar	1,888,110	Deutsche Bank AG	03/18/13	4,246
Singapore Dollar	1,829,200	U.S. Dollar	1,444,523	Deutsche Bank AG	03/19/13	38,008
U.S. Dollar	2,196,291	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/13	(96,526)
Singapore Dollar	1,969,400	U.S. Dollar	1,570,244	Deutsche Bank AG	03/21/13	25,954
Malaysian Ringgit	950,500	U.S. Dollar	303,723	Deutsche Bank AG	03/26/13	5,432
Malaysian Ringgit	950,500	U.S. Dollar	304,102	Deutsche Bank AG	03/26/13	5,053
U.S. Dollar	811,247	Euro	615,000	Deutsche Bank AG	03/26/13	(5,834)
U.S. Dollar	201,351	Euro	150,689	Deutsche Bank AG	03/28/13	1,142
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	457,250	Deutsche Bank AG	03/29/13	2,435
U.S. Dollar	279,586	Euro	210,460	Deutsche Bank AG	04/02/13	(57)
U.S. Dollar	351,774	Euro	263,028	Deutsche Bank AG	04/02/13	2,283
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	483,980	Deutsche Bank AG	04/03/13	4,152
U.S. Dollar	1,103,255	Euro	826,000	Deutsche Bank AG	04/04/13	5,702
U.S. Dollar	738,620	Euro	553,000	Deutsche Bank AG	04/04/13	3,817
U.S. Dollar	973,569	Euro	742,242	Deutsche Bank AG	04/11/13	(12,790)
Indian Rupee	27,793,000	U.S. Dollar	511,686	Deutsche Bank AG	04/12/13	(14,988)
Indian Rupee	59,598,000	U.S. Dollar	1,089,802	Deutsche Bank AG	04/15/13	(25,137)
Swedish Krona	28,478,956	Euro	3,160,922	Deutsche Bank AG	04/19/13	(15,700)
Indian Rupee	13,777,000	U.S. Dollar	252,111	Deutsche Bank AG	04/22/13	(6,230)
U.S. Dollar	1,134,770	Euro	860,000	Deutsche Bank AG	04/23/13	(8,273)
Indian Rupee	27,912,000	U.S. Dollar	497,886	Deutsche Bank AG	04/26/13	16

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	43,702,000	U.S. Dollar	925,694	HSBC Bank USA, N.A.	06/04/12	$(103,332)
Indian Rupee	7,436,000	U.S. Dollar	157,910	HSBC Bank USA, N.A.	06/08/12	(18,106)
Indian Rupee	18,770,000	U.S. Dollar	398,514	HSBC Bank USA, N.A.	06/13/12	(46,006)
Indian Rupee	29,446,000	U.S. Dollar	623,988	HSBC Bank USA, N.A.	06/27/12	(72,672)
Singapore Dollar	1,728,000	U.S. Dollar	1,367,359	HSBC Bank USA, N.A.	08/17/12	29,754
U.S. Dollar	963,579	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/20/12	45,202
U.S. Dollar	3,071,255	Japanese Yen	234,260,000	HSBC Bank USA, N.A.	08/20/12	133,482
Indian Rupee	27,858,000	U.S. Dollar	590,233	HSBC Bank USA, N.A.	08/24/12	(74,820)
U.S. Dollar	3,075,868	Japanese Yen	234,458,000	HSBC Bank USA, N.A.	08/27/12	135,291
Malaysian Ringgit	1,363,000	U.S. Dollar	427,675	HSBC Bank USA, N.A.	09/26/12	18,906
South Korean Won	470,000,000	U.S. Dollar	397,981	HSBC Bank USA, N.A.	09/26/12	12,667
Philippines Peso	36,100,000	U.S. Dollar	825,822	HSBC Bank USA, N.A.	09/28/12	24,358
Philippines Peso	28,800,000	U.S. Dollar	656,111	HSBC Bank USA, N.A.	10/03/12	22,016
Philippines Peso	28,921,000	U.S. Dollar	656,088	HSBC Bank USA, N.A.	10/04/12	24,862
Philippines Peso	43,117,000	U.S. Dollar	971,957	HSBC Bank USA, N.A.	10/05/12	43,199
Philippines Peso	28,370,000	U.S. Dollar	652,319	HSBC Bank USA, N.A.	10/11/12	15,473
Philippines Peso	14,164,000	U.S. Dollar	325,677	HSBC Bank USA, N.A.	10/11/12	7,725
Philippines Peso	14,058,000	U.S. Dollar	322,173	HSBC Bank USA, N.A.	10/15/12	8,682
U.S. Dollar	929,704	Euro	677,000	HSBC Bank USA, N.A.	10/17/12	32,283
U.S. Dollar	928,341	Euro	676,000	HSBC Bank USA, N.A.	10/17/12	32,245
U.S. Dollar	1,249,703	Euro	910,000	HSBC Bank USA, N.A.	10/17/12	43,421
Philippines Peso	27,840,000	U.S. Dollar	645,625	HSBC Bank USA, N.A.	10/19/12	9,485
Indian Rupee	12,846,000	U.S. Dollar	249,077	HSBC Bank USA, N.A.	10/29/12	(14,186)
Indian Rupee	19,137,000	U.S. Dollar	371,953	HSBC Bank USA, N.A.	10/31/12	(22,131)
U.S. Dollar	489,061	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/19/12	20,193

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	968,622	Euro	720,487	HSBC Bank USA, N.A.	12/07/12	$12,889
U.S. Dollar	345,872	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/15/13	14,010
U.S. Dollar	938,954	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/15/13	35,672
Philippines Peso	27,840,000	U.S. Dollar	642,155	HSBC Bank USA, N.A.	01/28/13	11,374
U.S. Dollar	2,581,182	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/28/13	69,228
Singapore Dollar	1,468,000	U.S. Dollar	1,181,965	HSBC Bank USA, N.A.	02/07/13	7,262
U.S. Dollar	2,429,151	Euro	1,856,000	HSBC Bank USA, N.A.	02/08/13	(35,077)
U.S. Dollar	916,837	Japanese Yen	70,138,000	HSBC Bank USA, N.A.	02/12/13	34,307
Singapore Dollar	1,446,700	U.S. Dollar	1,165,753	HSBC Bank USA, N.A.	02/14/13	6,315
Singapore Dollar	1,041,600	U.S. Dollar	839,323	HSBC Bank USA, N.A.	02/14/13	4,546
U.S. Dollar	650,508	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/13	5,379
U.S. Dollar	679,111	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/13	(4,380)
Mexican Peso	50,041,430	U.S. Dollar	3,731,177	HSBC Bank USA, N.A.	03/08/13	4,508
U.S. Dollar	379,224	Euro	288,000	HSBC Bank USA, N.A.	03/08/13	(3,310)
Malaysian Ringgit	17,566,522	U.S. Dollar	5,711,000	HSBC Bank USA, N.A.	03/11/13	5,123
Malaysian Ringgit	7,450,137	U.S. Dollar	2,430,000	HSBC Bank USA, N.A.	03/15/13	(6,021)
Australian Dollar	410,000	U.S. Dollar	411,640	HSBC Bank USA, N.A.	03/19/13	2,655
Indian Rupee	203,451,000	U.S. Dollar	3,822,650	HSBC Bank USA, N.A.	03/19/13	(174,888)
Philippines Peso	86,101,500	U.S. Dollar	1,981,075	HSBC Bank USA, N.A.	03/19/13	37,783
Singapore Dollar	2,091,000	U.S. Dollar	1,654,665	HSBC Bank USA, N.A.	03/19/13	40,050
South Korean Won	418,000,000	U.S. Dollar	364,080	HSBC Bank USA, N.A.	03/19/13	(220)
U.S. Dollar	10,950,109	Japanese Yen	916,524,148	HSBC Bank USA, N.A.	03/19/13	(590,869)
Singapore Dollar	1,574,000	U.S. Dollar	1,254,783	HSBC Bank USA, N.A.	03/21/13	20,944
Malaysian Ringgit	906,000	U.S. Dollar	289,837	HSBC Bank USA, N.A.	03/26/13	4,844
U.S. Dollar	1,418,283	Euro	1,072,000	HSBC Bank USA, N.A.	04/16/13	(6,391)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,048,554	Euro	792,543	HSBC Bank USA, N.A.	04/16/13	$(4,725)
Chinese Yuan	63,800,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/29/12	131,740
U.S. Dollar	10,000,001	Euro	7,616,651	JPMorgan Chase Bank, N.A.	06/08/12	(83,841)
Chinese Yuan	127,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/11/12	219,298
Malaysian Ringgit	30,460,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	06/15/12	35,691
Indian Rupee	28,975,000	U.S. Dollar	611,932	JPMorgan Chase Bank, N.A.	06/22/12	(68,842)
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/25/12	225,037
U.S. Dollar	9,881,695	Japanese Yen	815,812,000	JPMorgan Chase Bank, N.A.	06/26/12	(341,735)
Chinese Yuan	127,860,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/27/12	270,246
United Kingdom Pound	846,749	U.S. Dollar	1,337,123	JPMorgan Chase Bank, N.A.	06/27/12	36,570
Chinese Yuan	127,760,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	07/02/12	249,794
Mexican Peso	206,752,500	U.S. Dollar	16,002,144	JPMorgan Chase Bank, N.A.	07/10/12	(234,820)
Indian Rupee	46,822,000	U.S. Dollar	1,009,175	JPMorgan Chase Bank, N.A.	07/12/12	(135,428)
Chinese Yuan	64,025,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	07/13/12	143,753
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(11,384)
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(11,384)
Indonesian Rupiah	85,170,000,000	U.S. Dollar	9,218,530	JPMorgan Chase Bank, N.A.	07/19/12	(14,777)
Mexican Peso	330,182,500	U.S. Dollar	24,778,245	JPMorgan Chase Bank, N.A.	07/23/12	372,902
Singapore Dollar	6,427,600	U.S. Dollar	5,367,516	JPMorgan Chase Bank, N.A.	07/31/12	(171,643)
Russian Ruble	148,800,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank, N.A.	08/02/12	(6,091)
U.S. Dollar	962,431	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/20/12	39,777
U.S. Dollar	1,918,765	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/12	83,038
U.S. Dollar	1,482,275	Japanese Yen	112,727,000	JPMorgan Chase Bank, N.A.	08/27/12	68,451
U.S. Dollar	1,060,101	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/12	83,294
U.S. Dollar	952,978	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	08/31/12	40,903

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	2,620,000	U.S. Dollar	2,068,693	JPMorgan Chase Bank, N.A.	09/19/12	$50,356
U.S. Dollar	350,000,000	Chinese Yuan	2,254,875,000	JPMorgan Chase Bank, N.A.	09/26/12	(6,045,073)
U.S. Dollar	415,086	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/28/12	19,752
Philippines Peso	11,388,000	U.S. Dollar	261,073	JPMorgan Chase Bank, N.A.	10/09/12	7,007
Philippines Peso	14,127,000	U.S. Dollar	323,865	JPMorgan Chase Bank, N.A.	10/11/12	8,666
Philippines Peso	19,811,000	U.S. Dollar	458,058	JPMorgan Chase Bank, N.A.	10/12/12	8,248
Philippines Peso	11,727,000	U.S. Dollar	270,145	JPMorgan Chase Bank, N.A.	10/15/12	5,849
Philippines Peso	23,266,000	U.S. Dollar	532,525	JPMorgan Chase Bank, N.A.	10/15/12	15,040
Philippines Peso	15,399,000	U.S. Dollar	354,571	JPMorgan Chase Bank, N.A.	10/22/12	7,745
Philippines Peso	14,923,000	U.S. Dollar	346,716	JPMorgan Chase Bank, N.A.	10/29/12	4,315
U.S. Dollar	934,991	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/19/12	37,725
U.S. Dollar	19,913,219	Chinese Yuan	128,500,000	JPMorgan Chase Bank, N.A.	12/24/12	(359,648)
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	(112,032)
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	203,538
U.S. Dollar	39,145,246	Chinese Yuan	252,800,000	JPMorgan Chase Bank, N.A.	01/14/13	(742,722)
Philippines Peso	30,247,000	U.S. Dollar	691,392	JPMorgan Chase Bank, N.A.	01/22/13	18,738
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,993	JPMorgan Chase Bank, N.A.	01/30/13	3,313
U.S. Dollar	19,474,173	Chinese Yuan	125,920,000	JPMorgan Chase Bank, N.A.	02/12/13	(391,788)
U.S. Dollar	318,129	Japanese Yen	24,550,000	JPMorgan Chase Bank, N.A.	02/15/13	9,203
U.S. Dollar	184,138	Japanese Yen	14,210,000	JPMorgan Chase Bank, N.A.	02/15/13	5,325
Indonesian Rupiah	57,218,000,000	U.S. Dollar	6,100,000	JPMorgan Chase Bank, N.A.	02/19/13	(81,735)
U.S. Dollar	2,102,442	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/19/13	(12,933)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,020	JPMorgan Chase Bank, N.A.	02/21/13	(2,822)
Indian Rupee	158,600,000	U.S. Dollar	3,050,000	JPMorgan Chase Bank, N.A.	02/21/13	(196,340)
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	310,711	JPMorgan Chase Bank, N.A.	02/22/13	(1,364)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	1,464,000,000	U.S. Dollar	2,930,931	JPMorgan Chase Bank, N.A.	02/22/13	$(12,869)
U.S. Dollar	647,114	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/25/13	1,441
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	124,452	JPMorgan Chase Bank, N.A.	02/28/13	(152)
U.S. Dollar	679,600	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/13	(3,891)
Malaysian Ringgit	4,471,980	U.S. Dollar	1,460,000	JPMorgan Chase Bank, N.A.	03/12/13	(4,867)
Indian Rupee	170,209,200	U.S. Dollar	3,220,000	JPMorgan Chase Bank, N.A.	03/13/13	(165,762)
Singapore Dollar	2,807,550	U.S. Dollar	2,250,000	JPMorgan Chase Bank, N.A.	03/13/13	25,305
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	184,770	JPMorgan Chase Bank, N.A.	03/21/13	(1,507)
Indian Rupee	40,031,000	U.S. Dollar	734,217	JPMorgan Chase Bank, N.A.	04/16/13	(19,196)
Indian Rupee	39,295,000	U.S. Dollar	718,255	JPMorgan Chase Bank, N.A.	04/18/13	(16,569)
Indian Rupee	19,629,000	U.S. Dollar	359,660	JPMorgan Chase Bank, N.A.	04/22/13	(9,337)
U.S. Dollar	268,895	Euro	203,185	JPMorgan Chase Bank, N.A.	04/23/13	(1,162)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,194,019	JPMorgan Chase Bank, N.A.	04/29/13	2,977
Indian Rupee	23,738,000	U.S. Dollar	425,908	JPMorgan Chase Bank, N.A.	04/29/13	(2,588)
Indian Rupee	19,775,000	U.S. Dollar	354,092	JPMorgan Chase Bank, N.A.	04/30/13	(1,479)
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/28/13	(143,054)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	06/13/13	(121,513)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(300,843)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(704,344)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	02/24/14	(1,247,863)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase Bank, N.A.	02/24/14	515,961
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/07/14	(673,848)
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	03/10/14	(1,443,421)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase Bank, N.A.	03/10/14	526,808
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/17/14	(346,755)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase Bank, N.A.	03/17/14	$(44,788)
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	04/14/14	(547,969)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/21/14	(791,611)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase Bank, N.A.	09/22/14	(192,935)
U.S. Dollar	230,945	Euro	157,000	Morgan Stanley Capital Services, Inc.	05/07/12	23,118
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	208,844	Morgan Stanley Capital Services, Inc.	05/11/12	(84)
Polish Zloty	4,031,000	Euro	1,006,492	Morgan Stanley Capital Services, Inc.	05/24/12	(57,501)
U.S. Dollar	978,922	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/04/12	70,733
United Kingdom Pound	2,185,467	U.S. Dollar	3,481,449	Morgan Stanley Capital Services, Inc.	06/28/12	64,045
Swedish Krona	13,535,982	Euro	1,455,859	Morgan Stanley Capital Services, Inc.	07/16/12	79,732
United Kingdom Pound	1,602,625	U.S. Dollar	2,555,594	Morgan Stanley Capital Services, Inc.	07/16/12	44,075
Swedish Krona	3,168,850	Euro	340,330	Morgan Stanley Capital Services, Inc.	07/18/12	19,277
Swedish Krona	19,932,831	Euro	2,130,358	Morgan Stanley Capital Services, Inc.	07/20/12	134,756
Singapore Dollar	5,152,240	U.S. Dollar	4,293,999	Morgan Stanley Capital Services, Inc.	08/01/12	(129,043)
Australian Dollar	4,488,527	U.S. Dollar	4,757,389	Morgan Stanley Capital Services, Inc.	08/09/12	(129,082)
U.S. Dollar	1,156,489	Euro	806,000	Morgan Stanley Capital Services, Inc.	08/20/12	88,752
U.S. Dollar	759,188	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/12	34,315

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	5,061,294	U.S. Dollar	5,185,296	Morgan Stanley Capital Services, Inc.	09/24/12	$10,893
Philippines Peso	6,370,000	U.S. Dollar	147,454	Morgan Stanley Capital Services, Inc.	10/29/12	2,387
U.S. Dollar	10,474,142	Japanese Yen	807,305,000	Morgan Stanley Capital Services, Inc.	11/13/12	335,622
Norway Krones	1,495,190	Euro	188,425	Morgan Stanley Capital Services, Inc.	11/26/12	9,101
Norway Krones	2,300,000	Euro	289,840	Morgan Stanley Capital Services, Inc.	11/26/12	14,009
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	377,398	Morgan Stanley Capital Services, Inc.	01/14/13	20,247
Chilean Unidad de Fomento	85,510,000	U.S. Dollar	169,612	Morgan Stanley Capital Services, Inc.	02/04/13	1,145
Chilean Unidad de Fomento	84,510,000	U.S. Dollar	167,712	Morgan Stanley Capital Services, Inc.	02/04/13	1,049
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,008	Morgan Stanley Capital Services, Inc.	02/11/13	(2,405)
U.S. Dollar	420,286	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/12/13	15,587
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	454,488	Morgan Stanley Capital Services, Inc.	02/13/13	(7,014)
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	389,777	Morgan Stanley Capital Services, Inc.	02/25/13	(783)
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	469,600	Morgan Stanley Capital Services, Inc.	02/27/13	(1,836)
U.S. Dollar	1,073,615	Euro	816,000	Morgan Stanley Capital Services, Inc.	03/08/13	(10,231)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	193,548	Morgan Stanley Capital Services, Inc.	03/11/13	3,433
U.S. Dollar	2,396,971	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/19/13	(106,342)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	2,061,300	U.S. Dollar	1,629,486	Morgan Stanley Capital Services, Inc.	03/26/13	$41,295
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,099,635	Morgan Stanley Capital Services, Inc.	04/15/13	11,859
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,882,952	Morgan Stanley Capital Services, Inc.	04/19/13	8,177
U.S. Dollar	91,744,372	Euro	69,429,407	UBS AG	05/03/12	(160,208)
U.S. Dollar	2,279,778	Singapore Dollar	2,828,520	UBS AG	05/03/12	(5,901)
U.S. Dollar	111,883	Euro	78,000	UBS AG	05/09/12	8,631
U.S. Dollar	1,244,483	Japanese Yen	100,044,000	UBS AG	05/11/12	(8,698)
Malaysian Ringgit	15,260,000	U.S. Dollar	5,000,000	UBS AG	05/14/12	37,569
U.S. Dollar	9,650,807	Euro	7,256,436	UBS AG	05/14/12	44,952
U.S. Dollar	9,744,949	Euro	7,392,786	UBS AG	05/16/12	(41,481)
Singapore Dollar	2,900,000	U.S. Dollar	2,298,441	UBS AG	05/17/12	45,031
U.S. Dollar	420,437	Euro	301,000	UBS AG	05/21/12	21,971
U.S. Dollar	10,000,000	Japanese Yen	806,142,000	UBS AG	06/01/12	(99,913)
U.S. Dollar	567,701	Euro	395,500	UBS AG	06/07/12	44,093
U.S. Dollar	15,000,000	Japanese Yen	1,218,414,000	UBS AG	06/07/12	(265,994)
Euro	11,449,000	U.S. Dollar	14,967,841	UBS AG	06/15/12	190,319
U.S. Dollar	19,362,529	Euro	14,629,516	UBS AG	06/22/12	(7,299)
Euro	38,300,000	U.S. Dollar	50,535,285	UBS AG	06/26/12	175,957
Chinese Yuan	127,970,000	U.S. Dollar	20,000,000	UBS AG	06/29/12	285,329
Swedish Krona	20,866,000	Euro	2,243,897	UBS AG	06/29/12	125,811
U.S. Dollar	2,615,068	Euro	1,850,000	UBS AG	06/29/12	165,531
Indonesian Rupiah	134,925,000,000	U.S. Dollar	14,604,849	UBS AG	07/09/12	(9,158)
U.S. Dollar	19,302,254	Euro	14,696,557	UBS AG	07/10/12	(158,912)
U.S. Dollar	30,758,299	Japanese Yen	2,485,999,500	UBS AG	07/13/12	(401,231)
Swedish Krona	15,299,180	Euro	1,644,932	UBS AG	07/16/12	90,869
U.S. Dollar	5,000,001	Euro	3,789,150	UBS AG	07/16/12	(17,848)
Swedish Krona	15,274,510	Euro	1,644,932	UBS AG	07/18/12	86,999
Malaysian Ringgit	139,770,010	U.S. Dollar	45,323,660	UBS AG	07/20/12	638,187
Malaysian Ringgit	31,440,000	U.S. Dollar	10,196,900	UBS AG	07/20/12	141,802
Singapore Dollar	2,828,520	U.S. Dollar	2,280,662	UBS AG	07/31/12	5,826
Australian Dollar	3,040,000	U.S. Dollar	3,220,059	UBS AG	08/09/12	(85,388)
U.S. Dollar	1,941,007	Japanese Yen	148,060,000	UBS AG	08/20/12	84,238
Norway Krones	10,525,000	Euro	1,324,599	UBS AG	08/22/12	75,827
Norway Krones	10,525,000	Euro	1,318,707	UBS AG	08/23/12	83,536
U.S. Dollar	2,410,537	Euro	1,675,590	UBS AG	08/27/12	190,652
U.S. Dollar	2,189,182	Japanese Yen	166,449,000	UBS AG	08/27/12	101,576
U.S. Dollar	809,927	Euro	590,886	UBS AG	09/17/12	26,918
Norway Krones	4,194,700	Euro	532,255	UBS AG	11/08/12	21,441
U.S. Dollar	414,967	Japanese Yen	31,954,500	UBS AG	11/14/12	13,658
Australian Dollar	663,000	U.S. Dollar	652,127	UBS AG	11/19/12	25,027
U.S. Dollar	748,433	Japanese Yen	57,068,000	UBS AG	11/19/12	31,655
Norway Krones	13,058,000	Euro	1,644,419	UBS AG	11/26/12	81,021
Norway Krones	4,080,000	Euro	517,885	UBS AG	12/03/12	19,625
U.S. Dollar	2,226,913	Euro	1,741,000	UBS AG	01/11/13	(83,701)
U.S. Dollar	344,317	Japanese Yen	26,280,000	UBS AG	01/11/13	13,867

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	741,254	Japanese Yen	56,700,000	UBS AG	01/15/13	$28,236
U.S. Dollar	2,098,403	Japanese Yen	162,280,000	UBS AG	01/28/13	57,124
U.S. Dollar	2,846,210	Euro	2,177,000	UBS AG	02/08/13	(44,214)
U.S. Dollar	2,428,582	Euro	1,825,000	UBS AG	02/13/13	5,339
U.S. Dollar	2,104,114	Euro	1,593,000	UBS AG	02/19/13	(11,261)
U.S. Dollar	2,089,045	Euro	1,580,000	UBS AG	02/21/13	(9,128)
U.S. Dollar	756,106	Japanese Yen	60,600,000	UBS AG	03/04/13	(6,733)

						$(8,639,019)

As of April 30, 2012, the Real Return Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	21,320,160	U.S. Dollar	20,947,569	Barclays Bank Plc	10/18/12	$890,880
U.S. Dollar	21,013,150	Australian Dollar	21,320,160	Barclays Bank Plc	10/18/12	(825,299)

						$65,581

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the accompanying Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011	106,977	$41,344,728
Options written	294,092	140,544,384
Options terminated in closing purchase transactions	(201,045)	(95,258,782)
Options exercised	(15,327)	(5,637,467)
Options expired	—	—

Contracts outstanding at April 30, 2012	184,697	$80,992,863

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011	27,360	$70,097,165
Options written	—	—
Options terminated in closing purchase transactions	(15,580)	(48,866,720)
Options exercised	—	—
Options expired	(7,580)	(9,393,445)

Contracts outstanding at April 30, 2012	4,200	$11,837,000

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

6. Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2012 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$520,998,152	(a)	$8,584,078	(d)	$—	$529,582,230
Investment Company	7,746,300		—		—	7,746,300
U.S. Government Securities	—		11,999,895		—	11,999,895

Total	$528,744,452		$20,583,973		$—	$549,328,425

Large Cap Strategies Fund
Equity Securities: (b)	$3,305,294,056		$—		$—	$3,305,294,056
Cash Sweep	177,269,900		—		—	177,269,900
U.S. Government Securities	—		34,999,640		—	34,999,640

Total	$3,482,563,956		$34,999,640		$—	$3,517,563,596

Global Small & Mid Cap Fund
Equity Securities: (b)
Argentina	$2,412,449		$—		$—	$2,412,449
Australia	99,787,134		9,329		41,644	99,838,107
Austria	11,441,916		—		—	11,441,916
Bahamas	28,399		—		—	28,399
Belgium	9,957,575		—		—	9,957,575
Bermuda	27,212,739		—		—	27,212,739
Brazil	47,362,235		—		4,082	47,366,317
Canada	113,079,162		—		—	113,079,162
Cayman Islands	187,572		—		—	187,572
Chile	7,550,506		—		—	7,550,506
China	38,351,983		—		171,968	38,523,951
Columbia	264,762		—		—	264,762
Cyprus	983,689		—		—	983,689
Denmark	22,405,211		—		—	22,405,211
Finland	85,112,782		—		—	85,112,782
France	93,025,304		—		—	93,025,304
Gabon	927		—		—	927
Germany	109,542,324		—		—	109,542,324

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Gibraltar	$441,918	$—	$—	$441,918
Greece	2,260,023	—	801	2,260,824
Guernsey	2,662,197	—	—	2,662,197
Hong Kong	67,441,871	27,654	620,106	68,089,631
Hungary	1,354,457	54	—	1,354,511
India	48,306,048	—	23,649	48,329,697
Indonesia	22,636,855	—	57,988	22,694,843
Ireland	15,773,744	—	—	15,773,744
Isle of Man	10,856	—	—	10,856
Israel	69,537,783	—	—	69,537,783
Italy	18,888,076	—	—	18,888,076
Japan	265,659,449	—	—	265,659,449
Jersey Channel Islands	135,696	—	—	135,696
Liechtenstein	317,897	—	—	317,897
Luxembourg	495,271	—	—	495,271
Malaysia	30,045,220	—	9,273	30,054,493
Malta	233,355	—	—	233,355
Mauritius	427,096	—	—	427,096
Mexico	15,906,721	31,023	—	15,937,744
Monaco	24,646	—	—	24,646
Netherlands	51,297,415	—	—	51,297,415
New Zealand	19,378,623	—	—	19,378,623
Nigeria	72,997	—	—	72,997
Norway	12,080,783	—	—	12,080,783
Peru	5,043,734	—	—	5,043,734
Philippines	15,084,473	—	—	15,084,473
Poland	5,796,249	—	—	5,796,249
Portugal	1,932,915	185,007	—	2,117,922
Russia	292,072	—	—	292,072
Singapore	78,805,131	—	—	78,805,131
South Africa	35,947,285	—	—	35,947,285
South Korea	62,771,860	—	1,254	62,773,114
Spain	22,298,276	—	—	22,298,276
Sweden	40,372,484	—	—	40,372,484
Switzerland	75,474,968	—	—	75,474,968
Taiwan	53,303,245	—	704	53,303,949
Thailand	16,379,280	3,525,896	—	19,905,176
Turkey	7,287,691	—	—	7,287,691
Ukraine	47,629	—	—	47,629
United Arab Emirates	1,334,316	—	—	1,334,316
United Kingdom	542,159,870	1,793	—	542,161,663
United States	2,353,530,662	—	—	2,353,530,662

Total Equities	$4,631,957,806	$3,780,756	$931,469	$4,636,670,031

Exchange Traded Funds	203,232,375	—	—	203,232,375
Investment Company	6,981,300	—	—	6,981,300
Rights/Warrants
Australia	2,513	—	—	2,513
China	—	—	805	805
Denmark	2,155	—	—	2,155
Hong Kong	4,370	—	—	4,370
Malaysia	40,058	—	—	40,058

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Singapore	$16,988	$—	$—	$16,988
Thailand	—	24,750	—	24,750
United Kingdom	5,264	—	—	5,264

Total Rights/Warrants	$71,348	$24,750	$805	$96,903

U.S. Government Agencies	—	111,998,708	—	111,998,708
U.S. Government Securities	—	9,999,931	—	9,999,931
Cash Sweep	62,984,826	—	—	62,984,826
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(511,627)	—	(511,627)

Total	$4,905,227,655	$125,292,518	$932,274	$5,031,452,447

Global Opportunities Fund
Equity Securities: (b)
Australia	$14,424,012	$—	$—	$14,424,012
Austria	2,661,397	—	—	2,661,397
Belgium	5,414,886	—	—	5,414,886
Bermuda	17,692,097	—	—	17,692,097
Brazil	5,514,101	—	—	5,514,101
Canada	47,123,242	—	—	47,123,242
Chile	3,182,167	—	—	3,182,167
China	8,473,430	—	—	8,473,430
Columbia	408,494	—	—	408,494
Cyprus	1,236,330	—	—	1,236,330
Czech Republic	270,524	—	—	270,524
Denmark	3,895,183	—	—	3,895,183
Egypt	1,571,244	—	—	1,571,244
Finland	3,479,082	—	—	3,479,082
France	39,624,332	—	—	39,624,332
Germany	24,501,096	—	—	24,501,096
Hong Kong	21,988,797	—	—	21,988,797
India	2,823,372	—	—	2,823,372
Indonesia	212,486	—	—	212,486
Ireland	42,589,863	—	—	42,589,863
Israel	20,244,100	—	—	20,244,100
Italy	8,977,629	—	—	8,977,629
Japan	130,523,313	—	—	130,523,313
Luxembourg	1,662,359	—	—	1,662,359
Malaysia	10,878,933	—	—	10,878,933
Mexico	1,396,876	—	—	1,396,876
Netherlands	12,040,596	—	—	12,040,596
Norway	4,174,368	—	—	4,174,368
Pakistan	4,381,776	—	—	4,381,776
Poland	7,588,881	—	—	7,588,881
Portugal	1,649,028	—	—	1,649,028
Russia	10,207,113	—	—	10,207,113
Singapore	6,056,552	—	—	6,056,552
South Africa	8,101,564	—	—	8,101,564
South Korea	14,300,241	—	—	14,300,241
Spain	5,048,854	—	—	5,048,854
Sweden	6,523,132	—	—	6,523,132

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Switzerland	$14,237,632		$—		$—		$14,237,632
Taiwan	10,019,529		—		—		10,019,529
Thailand	902,024		4,249,993		—		5,152,017
Turkey	3,306,234		—		—		3,306,234
United Kingdom	43,607,696		—		—		43,607,696
United States	749,341,458		—		258,750		749,600,208

Total Equities	$1,322,256,023		$4,249,993		$258,750		$1,326,764,766

Exchange Traded Funds	266,375,305		—		—		266,375,305
Preferred Stock	5,595,813	(a)	—		—		5,595,813
Rights/Warrants	8,978	(a)	—		—		8,978
Bank Loans	—		45,693,273	(a)	—		45,693,273
Corporate Bonds	—		1,478,916,950	(a)	7,664,467	(c)	1,486,581,417
Government Bonds	—		583,371,804	(a)	—		583,371,804
Asset-Backed Securities	—		97,535,606	(a)	—		97,535,606
Non-Agency Mortgage-Backed Securities	—		589,712,833	(a)	—		589,712,833
U.S. Government Agencies	—		561,095,699		—		561,095,699
U.S. Government Securities	—		137,498,420		—		137,498,420
Municipal Bonds	—		4,124,504	(a)	—		4,124,504
Cash Sweep	159,796,536		—		—		159,796,536

Other financial instruments - Assets*:
Equity contracts	—		27,238,688		—		27,238,688
Foreign exchange currency contracts	—		19,511,848		—		19,511,848
Other financial instruments - Liabilities*:
Commodity contracts	(1,077,270)		—		—		(1,077,270)
Equity contracts	(70,101,484)		(26,884,125)		—		(96,985,609)
Foreign exchange currency contracts	—		(28,150,867)		—		(28,150,867)

Total	$1,682,853,901		$3,493,914,626		$7,923,217		$5,184,691,744

Real Return Fund
Equity Securities	$991,272,209	(a)	$—		$—		$991,272,209
Preferred Stock	10,976,189	(a)	—		—		10,976,189
Collectible Coins	—		47,288,523		—		47,288,523
Commodities	150,215,585		—		—		150,215,585
Asset-Backed Securities	—		121,538,750	(a)	—		121,538,750
Corporate Bonds	—		3,273,347	(a)	—		3,273,347
Government Bonds	—		166,117,012	(a)	—		166,117,012
U.S. Government Agencies	—		588,895,301		—		588,895,301
U.S. Government Securities	—		501,992,417		—		501,992,417
Cash Sweep	11,529,362		—		—		11,529,362

Other financial instruments - Assets*:
Commodity contracts	39,267,850		13,231,938		—		52,499,788
Foreign currency exchange contracts	—		890,880		—		890,880
Other financial instruments - Liabilities*:
Commodity contracts	(88,222,490)		(4,607,141)		—		(92,829,631)
Foreign currency exchange contracts	—		(825,299)		—		(825,299)

Total	$1,115,038,705		$1,437,795,728		$—		$2,552,834,433

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Fixed Income Fund
Corporate Bonds	$—	$191,543,280	(a)	$—	$191,543,280
Municipal Bonds	—	30,955,603	(a)	—	30,955,603
Collateralized Mortgage Obligations	—	2,620,328	(a)	—	2,620,328
U.S. Government Agencies	—	98,009,338	(a)	—	98,009,338
U.S. Government Securities	—	137,065,450	(a)	—	137,065,450
Government Bonds	—	10,815,317	(a)	—	10,815,317
Investment Company	747,000	—		—	747,000

Total	$747,000	$471,009,316		$—	$471,756,316

Municipal Bond Fund
Municipal Bonds	$—	$1,017,086,837	(a)	$—	$1,017,086,837
Investment Company	23,536,300	—		—	23,536,300

Total	$23,536,300	$1,017,086,837		$—	$1,040,623,137

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund, certain foreign equities were not fair valued at April 30, 2012 as a result of the change in the S&P 500 Index exceeding the Funds’ predetermined level (see footnote 3.A). Since these securities were fair valued at October 31, 2011, these securities were transferred from Level 2 to Level 1 at April 30, 2012. The value of the securities transferred from Level 2 to Level 1 for the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund is $684,748,462, $1,458,281,662, and $372,338,707, respectively. See footnote 3.A. regarding transfers between levels 1 and 2. The remaining Funds have no transfers between Level 1 and Level 2 investments during the reporting period.

(c) Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Schedule of Portfolio Investments.

(d) Represents a security as disclosed in the consumer staples section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a rollforward of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/11 (fair value)	Transfer in to level 3(a)	Purchases	Sales	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Transfer out of level 3(a)	Balance as of 04/30/12 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$46,929	$68,380	$247,774	$—	$(104,238)	$(180,901)	$(36,300)	$41,644
Austria	5,255	—	—	—	—	(5,255)	—	—
Brazil	—	—	3,481	—	—	601	—	4,082
Canada	3,173	—	—	(590)	(7,333)	4,750	—	—
China	250,390	12,672	11,857	(71,938)	27,380	(24,184)	(34,209)	171,968
Greece	—	331	—	—	—	470	—	801

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Balance as of 11/1/11 (fair value)	Transfer in to level 3(a)	Purchases	Sales	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Transfer out of level 3(a)	Balance as of 04/30/12 (fair value)

Hong Kong	$356,048	$586,537	$55,701	$—	$—	$(115,347)	$(262,833)	$620,106
India	94,317	—	5,911	—	—	(3,593)	(72,986)	23,649
Indonesia	60,202	—	—	—	—	(2,214)	—	57,988
Israel	48,413	—	—	—	—	—	(48,413)	—
Italy	4,610	—	—	—	—	(4,610)	—	—
Malaysia	9,749	—	—	—	—	(476)	—	9,273
Spain	—	38,730	—	—	—	(38,730)	—	—
South Korea	302,663	1,458	—	(11)	(7)	(186)	(302,663)	1,254
Taiwan	688	—	—	—	—	16	—	704
United Kingdom	5,344	—	—	(4,123)	1,471	(2,692)	—	—
United States	10,559	—	—	—	—	(10,559)	—	—
Rights/Warrants:
Canada	798	—	—	—	—	7	—	805
South Korea	2,995	—	—	—	—	(2,995)	—	—
Spain	5	—	—	—	—	(5)	—	—
Sweden	128	—	—	—	—	(128)	—	—

Total	$1,202,266	$708,108	$324,724	$(76,662)	$(82,727)	$(386,031)*	$(757,404)	$932,274

Global Opportunities Fund
Equity Securities:
United States	$655,500	$—	$—	$—	$—	$(396,750)	$—	$258,750
Corporate Bonds:
Bermuda	$1,115,716	$—	$—	$—	$—	$15,597	$—	$1,131,313
Hong Kong	1,133,154	—	—	—	—	—	—	1,133,154
United States	5,400,000	—	—	—	—	—	—	5,400,000

Total	$8,304,370	$—	$—	$—	$—	$(381,153)*	$—	$7,923,217

(a) Transfers from(to) Level 3 to (from) Level 2 are due to an increase (or decline) in market activity (e.g. frequency of trades), which resulted in an increase (or decline) in available market inputs to determine price.

*The change in unrealized appreciation/depreciation on securities still held at April 30, 2012 was $(463,630) for the Global Small and Mid Cap Fund and $(381,153) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

In May 2011, the Financial Accounting Standards Board, (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation process used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for the interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets

Global Small & Mid Cap Fund			0.85%
Real Return Fund			0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion

Large Cap Strategies Fund	0.90%	0.85%	0.80%
Global Opportunities Fund	1.10%	1.05%	1.00%

Effective November 16, 2011, the Old Westbury U.S. Large Cap Fund changed its name to the Large Cap Core Fund and the Old Westbury Non-U.S. Large Cap Fund changed its name to the Large Cap Strategies Fund.

A special meeting of shareholders was held on October 18, 2011 at which the Large Cap Strategies Fund’s (formerly, Non-U.S. Large Cap Fund) shareholders voted to approve a change in the fee rates to those listed in the above chart under the Investment Advisory Agreement between BIM and the Corporation and became effective November 16, 2011. Prior to November 16, 2011, the fee rates were as follows: 0.80% of the first $500 million of average net assets, 0.75% of the next $500 million up to $1 billion of average net assets and 0.70% of average net assets exceeding $1 billion.

BIM has retained Oldfield Partners LLP (“Oldfield”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Oldfield and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“SCM”) and BlackRock Financial Management, Inc. (“BlackRock”) as sub-advisers to each manage a segment of the Global Opportunities Fund. Franklin, SCM and BlackRock are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon.

Prior to April 1, 2012, BNY Mellon Distributors LLC served as principal underwriter to the Funds pursuant to an underwriting agreement (the “Prior Underwriting Agreement”) for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds. Effective April 1, 2012, the Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC (formerly known as BNY Mellon Distributors LLC), substantially on the same terms as the Prior Underwriting Agreement.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services a maximum annual fee of up to 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2013. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the six months ended April 30, 2012, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $229,430 and $487,638 respectively.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Global Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Global Small & Mid Cap Fund. For providing these services, effective November 16, 2011, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments and 0.015% of the average daily net assets of the U.S. investments of Large Cap Strategies Fund (prior to November 16, 2011, the rate was 0.075% of average daily net assets) and 0.015% of the average daily net assets of each of the Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Global Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/vault charges, related to the Real Return Fund’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as it’s custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2013 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15% (effective November 16, 2011, prior to that date was at 1.05%), the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2012, BIM waived $4,319 for the Large Cap Core Fund, $414,133 for the Large Cap Strategies Fund, $1,518,656 for the Global Small & Mid Cap Fund, $3,386,926 for the Global Opportunities Fund and $697,390 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $229,430 and $487,638 respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $95,000 (plus $50,000 for serving as the Board’s Chairman, $10,000 as the Board’s Vice Chairman, $20,000 as the Audit Committee Chairman, $15,000 as a member of the Pricing Committee, $10,000 as the Risk Management Liaison (effective April 25, 2012) and $10,000 each as the Nominating Committee Chairman and the Governance Committee Chairman) and received for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Audit Committee Meeting	$5,000	$2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2012, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales

Large Cap Core Fund	$522,144,370	$270,520,726
Large Cap Strategies Fund	3,015,363,207	1,253,537,100
Global Small & Mid Cap Fund	674,940,347	659,753,469
Global Opportunities Fund	2,350,492,292	1,931,238,984
Real Return Fund (Consolidated)	449,172,517	436,618,495
Fixed Income Fund	68,219,526	51,075,928
Municipal Bond Fund	195,784,913	115,444,111

Purchase and sales of U.S. Government Securities, excluding those with maturities of one year or less during the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Fixed Income Fund	$37,243,600	$36,494,998

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation, as applicable, as such income and/or gains are earned.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2012 (Unaudited)

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2012, the Large Cap Strategies Fund, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded liabilities of $800,108, $488,098 and $1,320,761 respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2011 was as follows (amounts in thousands):

	Large Cap Core Fund	Large Cap Strategies Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$2,651	$21,321	$21,621	$310,722	$144,426	$12,654	$559
Net Long Term Capital Gains	—	—	178,765	—	—	574	3,296

Total Taxable Distributions	2,651	21,321	200,386	310,722	144,426	13,228	3,855
Tax Exempt Distributions	—	—	—	—	—	—	15,662

Total Distributions Paid	$2,651	$21,321	$200,386	$310,722	$144,426	$13,228	$19,517

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2012, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2011, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

Large Cap Core Fund	$66,327,040
Large Cap Strategies Fund	388,613,444
Global Opportunities Fund	213,212,498
Real Return Fund	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Adviser:
Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19132

Custodians:
Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
111 Wall Street
New York, NY 10005

Administrator:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2012)
(04/12)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	April 30, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 92.2%
ARGENTINA — 0.0%
135,000	Arcos Dorados Holdings - Class A, Inc.	$2,412,449

AUSTRALIA — 2.0%
134,164	ABM Resources NL(b)	6,430
53,832	Acrux Ltd.(b)	224,922
154,673	Adelaide Brighton Ltd.	491,542
96,977	Aditya Birla Minerals Ltd.	66,185
69,555	AED Oil Ltd.(b)(c)(d)	0
30,858	Ainsworth Game Technology Ltd.(b)	57,553
3,327	Ainsworth Game Technology Ltd.(b)(c)(d)	6,205
25,514	AJ Lucas Group Ltd.(b)	28,711
119,863	Alcyone Resources Ltd.(b)(c)	7,493
44,678	Alesco Corp. Ltd.	65,173
52,499	Alkane Resources Ltd.(b)	73,847
2,221	Alkane Resources Ltd.(b)(c)(d)	3,124
44,977	Alliance Resources Ltd.(b)	16,637
36,439	Allied Gold Mining Plc(b)	70,225
115,610	Altona Mining Ltd.(b)	34,331
823,347	Alumina Ltd.	995,147
51,812	Amadeus Energy Ltd.(b)	12,147
38,166	Amalgamated Holdings Ltd.	256,497
102,022	Amcom Telecommunications Ltd.	117,995
10,329	Ampella Mining Ltd.(b)	11,462
70,717	Ansell Ltd.	1,094,200
68,098	Antares Energy Ltd.(b)	32,639
222,950	APA Group	1,212,619
154,909	APN News & Media Ltd.	135,582
26,421	Aquarius Platinum Ltd.	60,014
59,980	Aquila Resources Ltd.(b)	303,106
19,603	ARB Corp. Ltd.	194,858
20,860	Aristocrat Leisure Ltd.	67,379
64,204	ASG Group Ltd.	59,204
38,669	Aspire Mining Ltd.(b)	11,483
334,878	Atlas Iron Ltd.	976,992
54,273	Aurora Oil and Gas Ltd.(b)	234,681
97,687	Ausdrill Ltd.	417,318
26,143	Ausenco Ltd.	122,034
10,823	Ausgold Ltd.(b)	10,713
31,327	Austal Ltd.	64,303
17,417	Austbrokers Holdings Ltd.	116,689
15,319	Austin Engineering Ltd.	80,127
114,408	Australian Agricultural Co. Ltd.(b)	153,181
256,656	Australian Infrastructure Fund	596,352
45,583	Australian Pharmaceutical Industries Ltd.	18,761
79,373	Automotive Holdings Group	208,411
5,108	Azumah Resources Ltd.(b)	1,331
19,409	Bandanna Energy Ltd.(b)	13,853
70,532	Bank of Queensland Ltd.	548,241
107,928	Bannerman Resources Ltd.(b)	21,929
21,519	BC Iron Ltd.(b)	63,678

Shares		Value

AUSTRALIA (continued)
760,048	Beach Energy Ltd.	$1,108,704
86,952	Beadell Resources Ltd.(b)	62,967
4,598	Bell Financial Group Ltd.	2,371
347,838	Bendigo and Adelaide Bank Ltd.	2,729,094
24,576	Billabong International Ltd.	67,602
22,861	Bionomics Ltd.(b)	9,766
108,098	Biota Holdings Ltd.(b)	95,738
2,419	Blackmores Ltd.	66,843
1,586	Blackthorn Resources Ltd.(b)	2,479
593,397	BlueScope Steel Ltd.(b)	244,224
158,551	Boom Logistics Ltd.(b)	44,605
372,106	Boral Ltd.	1,465,564
14,786	Bradken Ltd.	114,160
10,640	Bravura Solutions Ltd.(b)	1,608
10,942	Breville Group Ltd.	50,278
24,551	Brickworks Ltd.	266,041
17,627	BT Investment Management Ltd.	37,651
5,971	Buru Energy Ltd.(b)	17,607
26,490	Cabcharge Australia Ltd.	176,648
154,604	Caltex Australia Ltd.	2,218,202
29,679	Campbell Brothers Ltd.	2,120,459
255,734	Cape Lambert Resources Ltd.(b)	133,231
25,142	Cardno Ltd.	183,377
68,742	Carsales.com Ltd.	411,848
129,012	Cash Converters International Ltd.	78,638
9,437	Cedar Woods Properties Ltd.	36,283
57,179	Centamin Plc(b)	63,658
408,411	Central Petroleum Ltd.(b)	41,278
189,000	Ceramic Fuel Cells Ltd.(b)	19,102
2,144	CGA Mining Ltd.(b)	4,781
50,912	Chalice Gold Mines Ltd.(b)	12,466
178,666	Challenger Ltd.	740,920
354,184	Citigold Corp. Ltd.(b)	24,726
102,039	Clough Ltd.	86,119
84,396	Coal of Africa Ltd.(b)	75,186
56,720	Coalspur Mines Ltd.(b)	98,696
7,468	Cochlear Ltd.	510,841
157,396	Cockatoo Coal Ltd.(b)	44,280
119,759	Coffey International Ltd.(b)	56,152
13,803,659	Commonwealth Property Office Fund REIT	14,958,017
57,099	Consolidated Media Holdings Ltd.	196,331
19,996	Continental Coal Ltd.(b)	4,063
82,958	Cooper Energy Ltd.(b)	49,702
19,597	Credit Corp. Group Ltd.	122,514
119,112	Cromwell Property Group REIT	89,358
5,450	CSG Ltd.	3,861
170,850	CSR Ltd. - Placement Shares	310,640
4,990	Cudeco Ltd.(b)	17,782
220,336	Cue Energy Resources Ltd.(b)	61,986
58,899	Dart Energy Ltd.(b)	17,490

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
5,580	Data#3 Ltd.	$6,483
1,121,070	David Jones Ltd.	2,908,563
47,635	Decmil Group Ltd.	147,907
232,983	Deep Yellow Ltd.(b)	21,605
7,518	Devine Ltd.	5,209
54,933	Discovery Metals Ltd.(b)	99,593
5,787	Domino’s Pizza Enterprises Ltd.	59,393
85,383	Downer EDI Ltd.(b)	321,163
6,112	Dragon Mining Ltd.(b)	5,954
46,652	Drillsearch Energy Ltd.(b)	68,539
165,923	DUET Group	319,834
139,247	DuluxGroup Ltd.	449,774
16,365	DWS Ltd.	25,748
81,407	Echo Entertainment Group Ltd.	381,699
224,451	Elders Ltd.(b)	56,128
303,779	Emeco Holdings Ltd.	329,183
30,518	Energy Resources of Australia Ltd.(b)	51,195
329,666	Energy World Corp. Ltd.(b)	199,227
267,782	Envestra Ltd.	219,027
57,717	Eservglobal Ltd.(b)	17,741
20,763	Euroz Ltd.	28,881
85,900	Evolution Mining Ltd.(b)	156,631
22,514	Exco Resources Ltd.(b)	4,105
1,074,060	Fairfax Media Ltd.	772,190
3,195	Fantastic Holdings Ltd.	8,323
146,707	FAR Ltd.(b)	6,726
16,371	Finbar Group Ltd.	16,205
172,674	FKP Property Group REIT	90,858
27,266	Fleetwood Corp. Ltd.	373,020
25,840	Flight Centre Ltd.	568,634
260,540	Flinders Mines Ltd.(b)	55,651
1,523,144	Focus Minerals Ltd.(b)	74,591
13,085	Forge Group Ltd.	85,485
9,551	G.U.D. Holdings Ltd.	84,390
2,973	G8 Education Ltd.	2,958
17,506	Galaxy Resources Ltd.(b)	12,495
96,934	Gindalbie Metals Ltd.(b)	59,590
18,593	Gloucester Coal Ltd.(b)	152,659
378,431	Goodman Fielder Ltd.	258,270
87,169	GrainCorp Ltd.	838,321
140,887	Grange Resources Ltd.	88,078
63,776	Great Southern Ltd.(b)(c)(d)	0
49,869	Greenland Minerals & Energy Ltd.(b)	26,500
46,399	Gryphon Minerals Ltd.(b)	45,928
81,204	Gujarat NRE Coking Coal Ltd.(b)	15,230
180,274	Gunns Ltd.(b)(c)(d)	30,054
68,071	GWA Group Ltd.	139,371
207,023	Harvey Norman Holdings Ltd.	435,729
2,523	Hastie Group Ltd.(c)(d)	421
48,619	HFA Holdings Ltd.	40,527
162,499	Highlands Pacific Ltd.(b)	27,937
705,420	Hillgrove Resources Ltd.(b)	194,778
27,615	Hills Holdings Ltd.	31,651

Shares		Value

AUSTRALIA (continued)
234,388	Horizon Oil Ltd.(b)	$80,593
123,936	iiNET Ltd.	406,775
93,035	Imdex Ltd.	244,283
48,706	IMF Australia Ltd.	73,079
65,287	Independence Group NL	295,232
88,665	Indophil Resources NL(b)	36,954
54,591	Industrea Ltd.	55,743
72,251	Infigen Energy(b)	18,444
157,616	Integra Mining Ltd.(b)	85,398
32,314	International Ferro Metals Ltd.(b)	8,850
89,852	Intrepid Mines Ltd.(b)	80,514
34,328	Invocare Ltd.	300,809
143,092	IOOF Holdings Ltd.	928,859
32,879	Iress Market Technology Ltd.	230,558
12,036	Iron Ore Holdings Ltd.(b)	16,742
679	Ivanhoe Australia Ltd.(b)	884
35,560	JB Hi-Fi Ltd.	357,919
69,350	Jupiter Mines Ltd.(b)	15,536
7,671	Kagara Ltd.(b)(c)(d)	959
312,325	Kangaroo Resources Ltd.(b)	39,051
28,133	Kingsgate Consolidated Ltd.	181,742
28,356	Kingsrose Mining Ltd.(b)	34,864
79,680	Leyshon Resources Ltd.(b)	17,020
45,576	Linc Energy Ltd.(b)	53,186
2,322	Lycopodium Ltd.	17,420
15,766	M2 Telecommunications Group Ltd.	51,253
201,460	Macmahon Holdings Ltd.	146,938
14,211	Macquarie Atlas Roads Group(b)	24,506
1,285	Macquarie Telecom Group Ltd.	12,653
35,929	Marengo Mining Ltd.(b)	8,049
16,698	McMillan Shakespeare Ltd.	191,383
36,485	McPherson’s Ltd.	73,750
48,410	Medusa Mining Ltd.	290,539
27,057	Melbourne IT Ltd.	52,437
117,075	Mermaid Marine Australia Ltd.	391,576
17,756	Mesoblast Ltd.(b)	139,681
110,197	Metals X Ltd.(b)	24,112
351,180	Metcash Ltd.	1,449,010
90,921	Metgasco Ltd.(b)	31,263
32,146	Mincor Resources NL	23,446
26,581	Mineral Deposits Ltd.(b)	166,730
19,752	Mineral Resources Ltd.	246,144
97,814	Mirabela Nickel Ltd.(b)	49,939
46,130	Molopo Energy Ltd.(b)	32,925
70,668	Moly Mines Ltd.(b)	14,726
462,008	Monadelphous Group Ltd.(d)	11,187,475
59,782	Mortgage Choice Ltd.	83,780
203,090	Mount Gibson Iron Ltd.	233,828
75,821	Myer Holdings Ltd.	185,654
1,050	MyState Ltd.	3,446
79,446	Navitas Ltd.	326,976
60,102	Neon Energy Ltd.(b)	26,302
114,404	New Guinea Energy Ltd.(b)	7,391

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
128,661	New Hope Corp. Ltd.	$652,863
425,834	Nexus Energy Ltd.(b)	93,176
122,821	NIB Holdings Ltd.	209,876
252,567	Nido Petroleum Ltd.(b)	12,369
69,743	Noble Mineral Resources Ltd.(b)	20,711
35,908	Norfolk Group Ltd.	46,768
13,388	Northern Iron Ltd.(b)	14,229
102,310	Northern Star Resources Ltd.(b)	93,277
78,103	Norton Gold Fields Ltd.(b)	18,717
123,430	NRW Holdings Ltd.	526,006
66,006	Nufarm Ltd.	338,372
3,341	Oakton Ltd.	4,525
53,779	Oilex Ltd(b)	15,690
408,280	OneSteel Ltd.	555,156
9,121	OPUS Group Ltd.	7,128
5,532	Orocobre Ltd.(b)	8,646
4,066	OrotonGroup Ltd.	35,968
121,855	Otto Energy Ltd.(b)	13,966
87,919	OZ Minerals Ltd.	854,694
153,286	Pacific Brands Ltd.	98,225
141,237	Paladin Energy Ltd.(b)	234,723
229,815	PanAust Ltd.(b)	780,625
104,488	Panoramic Resources Ltd.	118,125
115,653	PaperlinX Ltd.(b)	11,930
5,565	Patties Foods Ltd.	9,973
55,050	Peet Ltd.	48,182
182,192	Perilya Ltd.(b)	74,036
3,388	Perpetual Ltd.	90,018
61,898	Perseus Mining Ltd.(b)	167,686
499,396	Photon Group Ltd.(b)	24,977
48,159	Platinum Asset Mangement Ltd.	220,789
67,411	Platinum Australia Ltd.(b)	8,780
139,305	PMP Ltd.	76,203
40,384	Premier Investments Ltd.	225,959
6,047	Prima Biomed Ltd.(b)	1,355
47,288	Primary Health Care Ltd.	139,439
25,653	Prime Media Group Ltd.	18,443
117,452	PrimeAg Australia Ltd.	134,617
59,530	Programmed Maintenance Services Ltd.	159,410
29,647	Qantas Airways Ltd.(b)	50,506
156,786	Ramelius Resources Ltd.(b)	125,790
31,729	Ramsay Health Care Ltd.	662,192
17,881	RCR Tomlinson Ltd.	36,983
17,371	REA Group Ltd.	252,672
30,974	Reckon Ltd.	72,938
17,274	Red 5 Ltd.(b)	32,398
93,670	Red Fork Energy Ltd.(b)	106,383
21,888	Redflex Holdings Ltd.	46,068
8,531	Reece Australia Ltd.(d)	164,444
33,462	Reed Resources Ltd.(b)	7,147
31,163	Regional Express Holdings Ltd.	33,444
56,462	Regis Resources Ltd.(b)	248,265
9,792	Reject Shop Ltd. (The)	121,311
417,250	Resolute Mining Ltd.(b)	730,385

Shares		Value

AUSTRALIA (continued)
15,277	Resource and Investment NL(b)	$5,253
85,881	Resource Generation Ltd.(b)	34,899
22,430	Retail Food Group Ltd.	63,569
25,608	Rialto Energy Ltd.(b)	10,273
123,127	Ridley Corp. Ltd.	155,233
15,297	Robust Resources Ltd.(b)	19,286
156,453	Roc Oil Co. Ltd.(b)	65,206
105,284	SAI Global Ltd.	573,734
7,209	Salmat Ltd.	16,675
34,901	Samson Oil & Gas Ltd.(b)	3,491
18,074	Sandfire Resources NL(b)	145,761
156,455	Saracen Mineral Holdings Ltd.(b)	94,551
30,149	Sedgman Ltd.	67,539
21,571	Seek Ltd.	160,927
165,670	Senex Energy Ltd.(b)	195,923
16,377	Servcorp Ltd.	50,509
90,368	Service Stream Ltd.	37,664
42,058	Seven Group Holdings Ltd.	444,358
111,610	Sigma Pharmaceuticals Ltd.	77,334
15,184	Silex Systems Ltd.(b)	58,538
48,071	Silver Lake Resources Ltd.(b)	161,282
9,054	Sirtex Medical Ltd.	60,942
36,651	Skilled Group Ltd.	93,562
12,616	Slater & Gordon Ltd.	22,347
25,349	SMS Management & Technology Ltd.	160,059
57,203	Southern Cross Media Group Ltd.	80,166
491,293	SP AusNet	565,652
439,626	Spark Infrastructure Group	664,198
10,795	Specialty Fashion Group Ltd.(b)	5,005
70,854	Spotless Group Ltd.	188,995
324,205	St. Barbara Ltd.(b)	773,574
29,533	Starpharma Holdings Ltd(b)	57,082
114,859	Straits Resources Ltd.(b)	93,348
10,000	Strike Resources Ltd.(b)	1,928
137,375	STW Communications Group Ltd.	131,687
31,365	Sundance Energy Australia Ltd.(b)	25,654
322,878	Sundance Resources Ltd.(b)	158,119
27,149	Sunland Group Ltd.(b)	21,640
65,953	Super Retail Group Ltd.	531,890
67,322	Swick Mining Services Ltd.	23,499
167,810	TABCORP Holdings Ltd.	501,818
10,623	Talent2 International Ltd.	4,261
31,512	Tanami Gold NL(b)	27,909
105,245	Tap Oil Ltd.(b)	87,728
54,903	Tassal Group Ltd.	84,665
743,111	Tatts Group Ltd.	1,997,652
15,839	Technology One Ltd.	20,299
216,033	Ten Network Holdings Ltd.	182,327
45,730	Teranga Gold Corp.(b)	105,303
60,363	Texon Petroleum Ltd.(b)	37,423
69,352	TFS Corp. Ltd.	36,492

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
47,822	Thakral Holdings Group REIT	$37,371
57,103	Thorn Group Ltd.	87,463
67,860	Tiger Resources Ltd.(b)	24,040
13,885	Toll Holdings Ltd.	84,779
188,636	Toro Energy Ltd.(b)	15,134
16,986	Tox Free Solutions Ltd.	44,600
126,484	TPG Telecom Ltd.	239,199
3,573,850	Transfield Services Ltd.(d)	8,490,194
304,411	Transpacific Industries Group Ltd.(b)	269,604
267,850	Treasury Wine Estates Ltd.	1,205,652
35,157	Troy Resources Ltd.	163,378
1,757	Trust Co. Ltd.	9,630
26,635	UGL Ltd.	363,000
79,768	Unity Mining Ltd.(b)	12,467
144,020	UXC Ltd.	83,284
53,983	VDM Group Ltd.(b)	4,106
101,055	Venture Minerals Ltd.(b)	40,012
65,384	Village Roadshow Ltd.	221,412
521,584	Virgin Australia Holdings Ltd(b)	217,386
521,584	Virgin Australia Holdings Ltd.(b)(c)(d)	2,717
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,005
64,022	Washington H. Soul Pattinson & Co. Ltd.(d)	921,900
31,829	Watpac Ltd.	30,511
51,135	WDS Ltd.	31,968
7,324	Webjet Ltd	26,938
40,961	Western Areas NL	215,104
5,683	White Energy Co. Ltd.(b)	2,487
97,668	Whitehaven Coal Ltd.	541,390
46,555	WHK Group Ltd.	43,172
984	Wide Bay Australia Ltd.	6,767
61,830	WildHorse Energy(b)	5,476
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	147,346
5,124	YTC Resources Ltd.(b)	2,109

		99,838,107

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	112,428
26,522	Andritz AG	1,388,134
4,521	A-TEC Industries AG(b)(c)(d)	0
3,288	Austria Technologie & Systemtechnik AG	41,782
6,370	Austriamicrosystems AG	512,323
2,011	BWT AG	35,271
868	CA Immobilien Anlagen AG(b)	9,824
5,957	CAT Oil AG	49,755
1,891	Constantia Packaging AG(b)(c)(d)	0
255	DO & CO Restaurants & Catering AG	10,464
8,152	EVN AG	105,965
2,705	Flughafen Wien AG	120,237

Shares		Value

AUSTRIA (continued)
122,638	IMMOFINANZ AG(b)	$431,163
9,812	Intercell AG(b)	33,224
2,036	Kapsch TrafficCom AG	181,916
2,971	Lenzing AG	306,476
2,509	Mayr Melnhof Karton AG	255,729
902	Oberbank AG	56,833
14,426	Oesterreichische Post AG	511,763
6,723	Palfinger AG	163,924
8,187	POLYTEC Holding AG(b)	75,751
11,926	Raiffeisen Bank International AG	396,002
5,756	RHI AG	151,546
516	Rosenbauer International AG	30,736
2,148	S IMMO AG(b)	12,243
4,944	Schoeller-Bleckmann Oilfield Equipment AG	439,912
4,742	Semperit AG Holding	204,033
27,419	Strabag SE	732,422
41,501	Telekom Austria AG	455,189
5,724	Uniqa Versicherungen AG(d)	98,954
12,974	Vienna Insurance Group AG	528,948
98,464	Voestalpine AG	3,187,379
33,885	Wienerberger AG	394,576
1,597	Wolford AG	49,265
25,987	Zumtobel AG	357,749

		11,441,916

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	103
183	United International Enterprises	28,296

		28,399

BELGIUM — 0.2%
1,160	Ablynx NV(b)	4,484
15,584	Ackermans & Van Haaren NV	1,335,901
1,631	Aedifica REIT	103,522
341,964	Ageas	622,403
22,952	AGFA - Gevaert - VVPR Strip(b)	30
83,687	AGFA - Gevaert NV(b)	182,781
7,223	Arseus NV	122,382
192	Atenor Group	7,523
41	Banque Nationale de Belgique	119,397
2,576	Barco NV	171,481
1,759	Cofinimmo REIT	212,465
265	Colruyt SA	10,857
2,364	Compagnie d’Entreprises CFE	136,058
1,433	Compagnie Immobiliere de Belgique SA	54,041
104	Compagnie Maritime Belge SA	2,424
19,625	Deceuninck NV(b)	29,614
12,200	Deceuninck NV- VVPR Strip(b)(d)	16
25,842	Delhaize Group SA	1,257,961
959	Devgen(b)	6,246
59,424	Dexia SA(b)	14,945
10,786	D’ieteren SA NV	475,723

4

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

BELGIUM (continued)
207	Duvel Moortgat SA	$21,616
2,169	Econocom Group	49,469
7,298	Elia System Operator SA NV	312,222
1,538	Euronav NV(b)	14,393
1,006	EVS Broadcast Equipment SA	50,416
4,996	Exmar NV	38,753
1,779	Galapagos NV(b)	27,175
1,080	Intervest Offices & Warehouses REIT	27,505
1,440	Ion Beam Applications	9,435
90	IRIS	3,669
9,443	KBC Groep NV	182,620
1,505	Kinepolis Group NV	140,308
8	Lotus Bakeries	5,263
1,467	Melexis NV	25,904
1,546	Mobistar SA	58,467
32,757	NV Bekaert SA	970,404
31,589	Nyrstar(b)	258,830
15,645	Nyrstar - VVPR Strip(b)	41
26,826	Option NV(b)	12,073
1,265	RealDolmen NV SA(b)	29,287
5,474	Recticel SA	43,113
136	Retail Estates NV REIT	9,183
846	Roularta Media Group NV	17,850
5,564	Sioen Industries NV	38,887
2,739	Sipef NV	253,249
17,010	Telenet Group Holding NV(b)	729,634
7,797	Tessenderlo Chemie NV	246,978
977	Tessenderlo Chemie NV - VVPR Strip(b)	257
3,085	ThromboGenics NV(b)	97,149
20,569	Umicore	1,116,176
1,563	Van De Velde NV	76,137
445	VPK Packaging Group	17,471
3,065	Warehouses De Pauw SCA REIT	159,242
460	Wereldhave Belgium NV REIT	44,145

		9,957,575

BERMUDA — 0.5%
10,699	Archer Ltd.(b)	22,340
200,000	Argo Group International Holdings Ltd.(d)	5,772,000
275,000	Aspen Insurance Holdings Ltd.	7,788,000
221,995	Catlin Group Ltd.	1,520,365
225,000	Endurance Specialty Holdings Ltd.	9,040,500
5,849	Frontline Ltd.	38,684
119,817	Golden Ocean Group Ltd.	108,659
4,571	Hardy Underwriting Bermuda Ltd.	20,539
191,809	Hiscox Ltd.	1,240,168
122,471	Lancashire Holdings Ltd.	1,600,005
30,201	Northern Offshore Ltd.	61,479

		27,212,739

Shares		Value

BRAZIL — 0.9%
19,400	AES Tiete SA	$245,178
31,800	AES Tiete SA, Preference Shares	442,095
57,100	All America Latina Logistica SA	258,517
48,070	Alpargatas SA - Preference Shares	387,102
34,537	Amil Participacoes SA	337,733
53,700	Banco ABC Brasil SA - Preference Shares	336,655
2,400	Banco Cruzeiro do Sul SA Brazil - Preference Shares	16,242
25,800	Banco Daycoval SA - Preference Shares	126,418
109,290	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	943,168
21,922	Banco Pine SA - Preference Shares	152,729
16,200	Banco Sofisa SA - Preference Shares	31,276
8,200	Bematech SA	17,638
2,229	BHG SA - Brazil Hospitality Group(b)	27,129
108,692	BR Malls Participacoes SA	1,343,432
31,300	Brasil Brokers Participacoes SA	107,062
144,318	Braskem SA - Class A, Preference Shares	1,010,752
78,570	Brookfield Incorporacoes SA	207,333
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	128,105
15,962	CETIP SA - Mercados Organizados	245,357
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	152,365
114,100	Cia de Locacao das Americas	533,343
32,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,291,248
16,400	Cia de Saneamento de Minas Gerais	384,157
5,300	Cia de Saneamento do Parana - Preference Shares	20,464
8,500	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	272,237
46,400	Cia Energetica de Sao Paulo -Class B, Preference Shares	882,407
5,950	Cia Energetica do Ceara - Class A, Preference Shares	106,161
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	154,953
29,100	Cia Hering	722,558
27,800	Cia Paranaense de Energia - Class B, Preference Shares	697,279
18,300	Cia Providencia Industria e Comercio SA	64,323

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
13,000	Contax Participacoes SA - Preference Shares	$169,137
113,684	Cosan SA Industria e Comercio	1,978,280
11,750	Cremer SA	114,039
9,600	CSU Cardsystem SA	21,102
36,240	Cyrela Brazil Realty SA Empreendimentos e Participacoes	292,027
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,407
104,500	Diagnosticos da America SA	748,328
4,252	Direcional Engenharia SA	21,727
186,760	Duratex SA	1,097,349
69,600	EDP - Energias do Brasil SA	485,263
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	324,008
390,320	Embraer SA	3,352,065
13,600	Equatorial Energia SA	100,030
3,000	Estacio Participacoes SA	37,442
40,293	Eternit SA	211,384
6,836	Eucatex SA Industria e Comercio - Preference Shares	29,587
69,100	Even Construtora e Incorporadora SA	258,108
30,500	Ez Tec Empreendimentos e Participacoes SA	336,818
2,900	Fertilizantes Heringer SA(b)	21,376
4,723	Fibria Celulose SA(b)	37,687
105,900	Fleury SA	1,373,925
2,185	Forjas Taurus SA	2,568
8,937	Forjas Taurus SA - Preference Shares	9,893
67,000	Gafisa SA	123,374
18,200	General Shopping Brasil SA(b)	110,280
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares	61,115
50,800	Grendene SA	261,709
3,200	Guararapes Confeccoes SA	166,400
49,800	Helbor Empreendimentos SA	241,926
33,900	IdeiasNet SA(b)	44,461
19,200	Iguatemi Empresa de Shopping Centers SA	418,620
24,400	Industrias Romi SA	75,012
1,100	Inepar SA Industria e Construcoes	1,495
4,170	Iochpe-Maxion SA	72,193
51,534	JHSF Participacoes SA	161,673
309,400	JSL SA(d)	1,554,994
413,900	Klabin SA - Preference Shares	1,980,310
2,037	Kroton Educacional SA(b)(c)(d)	3,473
357	Kroton Educacional SA - Preference Shares(b)(c)(d)	609
22,456	Kroton Educacional SA - Units(b)	329,863
19,000	Light SA	245,406

Shares		Value

BRAZIL (continued)
31,500	Localiza Rent a Car	$538,730
36,310	Log-In Logistica Intermodal SA(b)	148,391
30,474	Lojas Americanas SA	263,629
53,704	Lojas Americanas SA - Preference Shares	501,498
20,000	Lojas Renner SA	635,522
7,900	LPS Brasil Consultoria de Imoveis SA	136,353
8,300	M Dias Branco SA	239,488
15,048	Magnesita Refratarios SA	52,893
59,600	Mahle-Metal Leve SA Industria e Comercio	1,938,567
113,290	Marcopolo SA - Preference Shares	609,792
13,800	Marisa Lojas SA	163,111
800	Metalfrio Solutions SA(b)	2,057
5,300	Mills Estruturas e Servicos de Engenharia SA	68,928
20,000	MPX Energia SA(b)	536,894
10,120	MRV Engenharia e Participacoes SA	59,144
30,150	Multiplan Empreendimentos Imobiliarios SA	710,193
3,300	Multiplus SA	71,812
60,500	Obrascon Huarte Lain Brasil SA	522,747
80,100	Odontoprev SA	423,160
1,700	Oi SA	11,416
15,000	OSX Brasil SA(b)	116,229
16,300	Parana Banco SA - Preference Shares	111,166
55,429	Paranapanema SA	84,620
78,052	PDG Realty SA Empreendimentos e Partici- pacoes(b)	183,445
17,500	Plascar Participacoes Industriais SA	13,771
42,500	Porto Seguro SA	417,163
19,150	Positivo Informatica SA	67,813
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	23,143
38,309	Raia Drogasil SA	409,589
57,450	Randon Participacoes SA - Preference Shares	303,803
32,000	Redecard SA	533,179
6,700	Restoque Comercio e Confeccoes de Roupas SA	128,471
14,700	Rodobens Negocios Imobiliarios SA	85,756
60,200	Rossi Residencial SA	252,024
22,050	Santos Brasil Participacoes SA - Units	385,208
34,100	Sao Martinho SA	412,352
13,175	Saraiva SA Livreiros Editores - Preference Shares	158,903
16,900	SLC Agricola SA(b)	166,948
117,200	Sonae Sierra Brasil SA(d)	1,893,744

6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
17,700	Springs Global Participacoes SA(b)	$30,179
96,314	Sul America SA - Units	791,266
64,553	Suzano Papel e Celulose SA - Preference Shares	242,817
11,000	Tam SA - Preference Shares(b)	264,533
63,300	Tecnisa SA	284,595
2,800	Tempo Participacoes SA(b)	7,095
8,800	Tereos Internacional SA	15,789
31,000	Totvs SA	601,736
5,500	TPI - Triunfo Participacoes e Investimentos SA	26,373
7,700	Tractebel Energia SA	132,295
2,400	Transmissora Alianca de Energia Eletrica SA - Units	82,457
72	Unipar Participacoes SA - Class B, Preference Shares(b)	11
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	281,245
24,860	Viver Incorporadora e Construtora SA(b)	31,431
81,000	Weg SA	855,830
121,200	Wilson Sons Ltd. - BDR(d)	1,812,134

		47,366,317

CANADA — 2.3%
19,558	5N Plus, Inc.(b)	61,376
3,613	Aastra Technologies Ltd.	67,333
15,424	Aberdeen International, Inc.	7,963
6,775	Absolute Software Corp.(b)	45,676
63,110	Advantage Oil & Gas Ltd.(b)	198,047
21,938	Aecon Group, Inc.	296,697
2,700	AG Growth International, Inc.	111,406
26,188	AGF Management Ltd. - Class B	361,863
14,401	Ainsworth Lumber Co. Ltd.(b)	18,223
19,104	Air Canada - Class A(b)	19,339
1,100	Akita Drilling Ltd. - Class A	11,247
22,400	Alamos Gold, Inc.	409,973
10,895	Alexco Resource Corp.(b)	69,262
588	Algoma Central Corp.	69,791
108,142	Algonquin Power & Utilities Corp.	695,148
2,988	Alliance Grain Traders, Inc.	40,441
43,254	AltaGas Ltd.	1,399,838
3,600	Alter NRG Corp.(b)	1,713
10,000	Alterra Power Corp.(b)	4,758
7,748	Altius Minerals Corp.(b)	94,433
11,700	Altus Group Ltd.	77,578
80,500	Amerigo Resources Ltd.	66,007
39,396	Anderson Energy Ltd.(b)	16,750
17,797	Angle Energy, Inc.(b)	90,079
31,125	Antrim Energy, Inc.(b)	26,151
29,600	Arsenal Energy, Inc.(b)	17,978
11,000	Astral Media, Inc. - Class A	543,625
13,400	Atco Ltd. - Class I	991,588

Shares		Value

CANADA (continued)
15,436	Atrium Innovations, Inc.(b)	$175,635
22,663	ATS Automation Tooling Systems, Inc.(b)	215,882
12,274	Aura Minerals, Inc.(b)	9,319
108,347	AuRico Gold, Inc.(b)	995,891
29,800	Aurizon Mines Ltd.(b)	161,089
1,900	AutoCanada, Inc.	20,388
31,292	Avalon Rare Metals, Inc.(b)	78,875
15,391	AvenEx Energy Corp.	60,140
78,755	Avion Gold Corp.(b)	79,724
113,200	B2Gold Corp.(b)	427,429
97,141	Baja Mining Corp.(b)	38,843
46,861	Ballard Power Systems, Inc.(b)	67,361
61,339	Bankers Petroleum Ltd.(b)	212,360
30,100	Bellatrix Exploration Ltd.(b)	127,670
800	Bengal Energy Ltd.(b)	696
39,800	Birchcliff Energy Ltd.(b)	272,760
300	Bird Construction, Inc.	4,455
15,938	Black Diamond Group Ltd.	329,134
117,200	BlackPearl Resources, Inc.(b)	526,768
3,240	BMTC Group, Inc. - Class A	65,433
10,100	Boardwalk Real Estate Investment Trust	601,287
24,500	Bonavista Energy Corp.	441,960
1,300	Bonterra Energy Corp.	65,339
8,470	Boralex, Inc. - Class A(b)	69,451
9,700	Brick Ltd. (The)(b)	33,091
54,611	Brigus Gold Corp.(b)	45,332
100	Brookfield Real Estate Services, Inc.	1,404
200	Brookfield Residential Properties, Inc.(b)	2,308
4,500	Burcon NutraScience Corp.(b)	32,799
2,400	C&C Energia Ltd.(b)	17,881
47,567	CAE, Inc.	520,042
3,300	Calfrac Well Services Ltd.	90,530
500	Calian Technologies Ltd.	10,579
17,900	Calloway Real Estate Investment Trust	497,942
24,934	Calvalley Petroleum, Inc. - Class A(b)	42,909
30,237	Canaccord Financial, Inc.	238,749
3,638	Canaccord Financial, Inc. - CDI	29,225
4,100	Canada Bread Co. Ltd.(d)	197,145
18,000	Canadian Apartment Properties REIT	423,283
16,500	Canadian Energy Services & Technology Corp.	194,088
3,627	Canadian Helicopters Group, Inc.	123,586
14,224	Canadian Real Estate Investment Trust	557,095
84,813	Canadian Western Bank	2,463,213
25,328	Canadian Zinc Corp.(b)	13,333
20,232	Canam Group, Inc. - Class A	101,585
22,100	Canexus Corp.	184,567
44,643	Canfor Corp.(b)	488,978

7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CANADA (continued)
1,555	Canfor Pulp Products, Inc.	$19,267
5,200	Cangene Corp.(b)	8,633
374,914	Canickel Mining Ltd.(b)(d)	11,386
16,000	CanWel Building Materials Group Ltd.	40,654
6,088	Canyon Services Group, Inc.	68,470
6,007	Capital Power Corp.	142,414
19,464	Capstone Infrastructure Corp.	73,297
134,662	Capstone Mining Corp.(b)	402,139
20,442	Cardero Resource Corp.(b)	18,624
100	Cargojet, Inc.	820
53,503	Carpathian Gold, Inc.(b)	16,790
26,000	Cascades, Inc.	111,596
9,900	Cash Store Financial Services, Inc. (The)	56,523
7,811	Cathedral Energy Services Ltd.	44,991
16,407	CCL Industries, Inc. - Class B	628,809
81,800	Celestica, Inc.(b)	732,834
33,100	Celtic Exploration Ltd.(b)	485,183
32,209	Centerra Gold, Inc.	417,020
31,278	Cequence Energy Ltd.(b)	49,394
8,900	Chartwell Seniors Housing Real Estate Investment Trust	83,968
59,705	China Gold International Resources Corp. Ltd.(b)	271,373
6,908	Chinook Energy, Inc.(b)	9,301
2,561	Chorus Aviation, Inc.	8,089
5,561	Churchill Corp. (The) - Class A	79,994
28,912	Cineplex, Inc.	880,369
141,325	Claude Resources, Inc.(b)	127,326
4,153	CML HealthCare, Inc.	44,942
6,800	Coastal Contacts, Inc.(b)	18,930
9,100	Cogeco Cable, Inc.	451,384
4,665	Cogeco, Inc.	242,116
7,951	Colabor Group, Inc.	62,056
28,143	COM DEV International Ltd.(b)	71,508
12,775	Cominar Real Estate Investment Trust	311,664
500	Compton Petroleum Corp.(b)	805
10,200	Computer Modelling Group Ltd.	170,163
180,875	Connacher Oil and Gas Ltd.(b)	157,466
1,907	Constellation Software, Inc.	181,830
5,700	Contrans Group, Inc. - Class A	51,354
13,103	Copper Mountain Mining Corp.(b)	56,903
4,700	Corby Distilleries Ltd. - Class A	77,076
24,530	Corridor Resources, Inc.(b)	19,120
61,448	Corus Entertainment, Inc. - Class B	1,515,284
34,743	Cott Corp.(b)	226,145
30,445	Crew Energy, Inc.(b)	215,736
13,836	Crocotta Energy, Inc.(b)	33,615
18,511	Davis & Henderson Corp.	354,911
19,795	DeeThree Exploration Ltd.(b)	92,177
82,138	Delphi Energy Corp.(b)	108,093

Shares		Value

CANADA (continued)
123,700	Denison Mines Corp.(b)	$226,651
17,700	Descartes Systems Group, Inc. (The)(b)	153,017
7,343	DHX Media Ltd.(b)	6,690
1,159	DirectCash Payments, Inc.	28,874
30,931	Dollarama, Inc.	1,721,503
10,600	Dorel Industries, Inc. - Class B	320,731
8,182	DragonWave, Inc.(b)	32,468
44,400	Duluth Metals Ltd.(b)	93,488
35,286	Dundee Precious Metals, Inc.(b)	274,687
8,500	Dundee Real Estate Investment Trust	317,336
11,964	Dynasty Metals & Mining, Inc.(b)	22,163
276,953	Eastern Platinum Ltd.(b)	106,537
9,705	Eastmain Resources, Inc.(b)	10,316
141	E-L Financial Corp. Ltd.	57,094
4,344	Electrovaya, Inc.(b)	3,342
9,917	Emera, Inc.	350,963
16,750	Empire Co. Ltd. - Class A	985,823
8,287	Enbridge Income Fund Holdings, Inc.	187,241
9,981	Endeavour Silver Corp.(b)	92,753
8,281	Enerflex Ltd.	102,355
44,600	Enerplus Corp.	825,316
600	Enghouse Systems Ltd.	8,503
52,616	Ensign Energy Services, Inc.	760,598
29,186	Epsilon Energy Ltd.(b)	62,340
3,955	Equal Energy Ltd.(b)	11,571
5,842	Equitable Group, Inc.	169,787
35,817	Essential Energy Services Trust(b)	88,106
1,100	Evertz Technologies Ltd.	15,589
49,500	Excellon Resources, Inc.(b)	27,059
2,152	Exchange Income Corp.	54,723
2,600	Exco Technologies Ltd.	13,686
18,409	EXFO, Inc.(b)	129,889
10,300	Extendicare Real Estate Investment Trust	84,456
29,941	Fairborne Energy Ltd.(b)	55,466
9,449	Fibrek, Inc.(b)	9,087
64,225	Finning International, Inc.	1,794,412
553	Firm Capital Mortgage Investment Corp.	7,417
4,391	First Capital Realty, Inc.	81,699
30,350	First Majestic Silver Corp.(b)	477,440
2,212	First National Financial Corp.	36,118
67,250	First Nickel, Inc.(b)	7,148
9,700	FirstService Corp.(b)	265,121
15,893	Flint Energy Services Ltd.(b)	400,764
14,204	Formation Metals, Inc.(b)	6,470
2,417	Fortress Paper Ltd. - Class A(b)	61,217
57,167	Fortuna Silver Mines, Inc.(b)	240,161
17,852	Fortune Minerals Ltd.(b)	13,915
200	Gamehost, Inc.	2,419

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CANADA (continued)
15,500	Garda World Security Corp. - Class A(b)	$122,230
12,794	Genworth MI Canada, Inc.	265,891
57,000	Gildan Activewear, Inc.	1,641,595
2,500	Glentel, Inc.	43,276
2,859	GLG Life Tech Corp.(b)	2,026
4,565	Gluskin Sheff & Associates, Inc.	70,704
8,821	GLV, Inc. - Class A(b)	29,199
13,000	GMP Capital, Inc.	80,933
4,500	Goldgroup Mining, Inc.(b)	3,189
95,570	Gran Tierra Energy, Inc.(b)	616,269
53,752	Great Canadian Gaming Corp.(b)	446,188
61,578	Great Panther Silver Ltd.(b)	139,008
91,000	Groupe Aeroplan, Inc.	1,169,914
6,784	Guardian Capital Group Ltd. - Class A	67,370
32,142	Guide Exploration Ltd. - Class A(b)	64,749
2,034	Hanfeng Evergreen, Inc.(b)	5,168
20,285	Harry Winston Diamond Corp.(b)	289,536
22,860	Hemisphere GPS, Inc.(b)	18,282
2,900	Heroux-Devtek, Inc.(b)	25,394
670	High Liner Foods, Inc.	13,938
245,570	High River Gold Mines Ltd.(b)	288,365
13,900	Home Capital Group, Inc.	676,250
27,827	Horizon North Logistics, Inc.	165,635
57,500	HudBay Minerals, Inc.	605,355
4,936	IBI Group, Inc.	73,252
7,800	Imax Corp.(b)	186,739
38,486	Imperial Metals Corp.(b)	596,078
3,907	Imris, Inc.(b)	13,091
3,161	Indigo Books & Music, Inc.	29,439
34,700	Industrial Alliance Insurance and Financial Services, Inc.	1,106,494
21,100	Inmet Mining Corp.	1,160,676
17,479	Innergex Renewable Energy, Inc.	182,956
7,700	InnVest Real Estate Investment Trust	39,675
7,700	Inter-Citic Minerals, Inc.(b)	7,093
15,652	International Forest Products Ltd. - Class A(b)	74,469
7,748	International Tower Hill Mines Ltd.(b)	29,412
25,626	Intertape Polymer Group, Inc.(b)	138,785
53,567	Ivanhoe Energy, Inc.(b)	48,261
18,561	Ivernia, Inc.(b)	2,161
22,616	Jean Coutu Group PJC, Inc. (The) Class A	323,952
12,245	Just Energy Group, Inc.	161,019
318,486	Katanga Mining Ltd.(b)	264,371
1,300	K-Bro Linen, Inc.	30,465
7,319	Keegan Resources, Inc.(b)	23,709
25,539	Keyera Corp.	1,044,207

Shares		Value

CANADA (continued)
13,811	Killam Properties, Inc.	$188,182
17,746	Kingsway Financial Services, Inc.(b)	11,856
11,000	Kirkland Lake Gold, Inc.(b)	143,645
25,200	La Mancha Resources, Inc.(b)	72,703
53,075	Lake Shore Gold Corp.(b)	51,579
13,254	Laramide Resources Ltd.(b)	14,356
13,957	Laurentian Bank of Canada	622,085
1,200	Le Chateau, Inc.	1,676
43,748	Legacy Oil & Gas, Inc.(b)	381,746
4,782	Leisureworld Senior Care Corp.	58,574
13,400	Leon’s Furniture Ltd.(d)	162,913
21,760	Linamar Corp.	430,200
7,520	Liquor Stores NA Ltd.	135,350
185,395	Lundin Mining Corp.(b)	900,841
17,647	MacDonald Dettwiler & Associates Ltd.	801,381
8,630	MAG Silver Corp.(b)	86,051
500	Mainstreet Equity Corp.(b)	12,568
34,300	Major Drilling Group International	514,925
11,156	Manitoba Telecom Services, Inc.	387,357
22,964	Maple Leaf Foods, Inc.	300,112
2,500	March Networks Corp.(b)	12,654
27,098	Martinrea International, Inc.(b)	254,837
1,350	MEGA Brands, Inc.(b)	8,131
22,931	Mega Uranium Ltd.(b)	5,339
1,400	Melcor Developments Ltd.	21,683
38,791	Mercator Minerals Ltd.(b)	46,729
29,200	Methanex Corp.	1,028,067
6,236	MI Developments, Inc.	220,439
13,800	Migao Corp.(b)	39,395
70,069	Minera Andes Acquisition Corp.(b)	261,735
10,731	Miranda Technologies, Inc.(b)	130,573
4,631	Mood Media Corp.(b)	19,502
208,102	Morguard Real Estate Investment Trust(d)	3,558,073
14,987	Morneau Shepell, Inc.	179,477
44,077	Mullen Group Ltd.	954,849
33,792	NAL Energy Corp.	259,294
11,200	Neo Material Technologies, Inc.(b)	123,468
43,488	Newalta Corp.	622,043
22,900	NGEx Resources, Inc.(b)	54,477
4,978	Niko Resources Ltd.	209,733
5,290	Norbord, Inc.(b)	60,994
40,761	Nordion, Inc.	372,186
3,099	North American Energy Partners, Inc.(b)	12,266
26,421	North American Palladium Ltd.(b)	79,703
15,831	North West Co. Inc., (The) - Units	356,412
10,624	Northern Dynasty Minerals Ltd.(b)	59,151

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CANADA (continued)
179,600	Northern Property Real Estate Investment Trust - Units(d)	$5,968,789
11,568	Northland Power, Inc.	206,686
9,813	Northwest Healthcare Properties Real Estate Investment Trust	127,549
21,900	Novagold Resources, Inc.(b)	157,846
26,301	NuVista Energy Ltd.(b)	83,601
43,243	OceanaGold Corp.(b)	99,807
8,300	Oncolytics Biotech, Inc.(b)	30,248
25,600	Onex Corp.	1,016,640
29,780	Open Range Energy Corp.(b)	36,176
12,600	Open Text Corp.(b)(e)	706,370
1,052	Open Text Corp.(b)(e)	58,901
35,400	Oromin Explorations Ltd.(b)	26,518
57,165	Orvana Minerals Corp.(b)	52,081
6,230	Paladin Labs, Inc.(b)	253,842
28,968	Pan American Silver Corp.	563,320
18,300	Paramount Resources Ltd. - Class A(b)	494,064
1,300	Parex Resources, Inc.(b)	7,120
3,788	Parkland Fuel Corp.	53,608
720,771	Pason Systems, Inc.(d)	9,390,416
9,775	Patheon, Inc.(b)	21,671
37,152	Pembina Pipeline Corp.	1,123,755
130,877	Pengrowth Energy Corp.	1,176,482
19,769	Peregrine Diamonds Ltd.(b)	12,408
780	Perpetual Energy, Inc.	561
9,000	Petaquilla Minerals Ltd.(b)	3,826
29,601	PetroBakken Energy Ltd. - Class A	428,501
38,332	Petrobank Energy & Resources Ltd.(b)	549,457
27,400	Peyto Exploration & Development Corp.	467,369
113,000	Phoscan Chemical Corp.(b)	37,749
2,107	PHX Energy Services Corp.	20,412
2,100	Points International Ltd.(b)	27,338
26,322	Poseidon Concepts Corp.	341,865
55,853	Precision Drilling Corp.(b)(e)	514,514
489	Precision Drilling Corp.(b)(e)	4,518
13,536	Premium Brands Holdings Corp.	238,560
17,176	Primero Mining Corp.(b)	47,293
92,400	Progress Energy Resources Corp.	1,016,741
816	Progressive Waste Solutions Ltd.	17,675
29,060	Progressive Waste Solutions Ltd. - Placement Shares	630,415
10,367	Pulse Seismic, Inc.	22,983
9,975	QLT, Inc.(b)	66,140
13,700	Quebecor, Inc. - Class B	538,514
9,000	Queenston Mining, Inc.(b)	35,167
52,100	Questerre Energy Corp. - Class A(b)	45,884
2,000	Reitmans (Canada) Ltd.	31,321

Shares		Value

CANADA (continued)
16,700	Reitmans (Canada) Ltd. - Class A	$256,962
4,400	Richelieu Hardware Ltd.	146,763
12,800	Richmont Mines, Inc.(b)	89,536
4,375	Ritchie Bros. Auctioneers, Inc.	92,562
42,232	RMP Energy, Inc.(b)	81,228
3,231	Rock Energy, Inc.(b)	5,168
4,730	Rocky Mountain Dealerships, Inc.	56,213
20,712	Rogers Sugar, Inc.	116,575
38,461	RONA, Inc.	412,701
60,389	Russel Metals, Inc.	1,657,282
14,890	Sabina Gold & Silver Corp.(b)	41,451
18,784	San Gold Corp.(b)	26,811
188,000	Sandvine Corp.(b)	340,659
35,881	Savanna Energy Services Corp.	277,502
75,011	Scorpio Mining Corp.(b)	79,730
3,678	Secure Energy Services, Inc.(b)	28,818
44,500	SEMAFO, Inc.	226,138
26,812	ShawCor Ltd. - Class A	867,180
149,700	Sherritt International Corp.	856,208
12,185	Sierra Wireless, Inc.(b)	82,890
25,900	Silver Standard Resources, Inc.(b)	374,139
737	Softchoice Corp.(b)	9,982
7,393	Sonde Resources Corp.(b)	17,587
95,826	Southern Pacific Resource Corp.(b)	152,297
11,543	SouthGobi Resources Ltd.(b)	79,925
56,399	Sprott Resource Corp.(b)	235,222
55,970	Sprott Resource Lending Corp.	86,121
9,346	Sprott, Inc.	42,480
21,600	St. Andrew Goldfields Ltd.(b)	8,746
10,542	Stantec, Inc.	344,374
1,490	Stella-Jones, Inc.	68,810
16,685	Stornoway Diamond Corp.(b)	14,694
19,100	Sulliden Gold Corp. Ltd.(b)	20,688
19,146	SunOpta, Inc.(b)	112,413
13,000	Superior Plus Corp.	97,777
4,000	Surge Energy, Inc.(b)	35,673
1,100	Tanzanian Royalty Exploration Corp.(b)	4,877
74,582	Taseko Mines Ltd.(b)	258,208
8,658	Tembec, Inc.(b)	26,469
11,000	Terra Energy Corp.(b)	4,343
53,400	Thompson Creek Metals Co., Inc.(b)	318,394
11,300	TMX Group, Inc.	515,898
46,421	Torex Gold Resources, Inc.(b)	80,826
24,278	Toromont Industries Ltd.	544,126
27,765	Torstar Corp. - Class B	288,373
22,950	Total Energy Services, Inc.	341,747
3,600	Tourmaline Oil Corp.(b)	86,770
104,000	TransAlta Corp.	1,724,472
24,706	Transcontinental, Inc. - Class A	289,114
69,874	TransForce, Inc.	1,264,006

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CANADA (continued)
33,900	TransGlobe Energy Corp.(b)	$465,338
28,200	Trican Well Service Ltd.	407,934
20,400	Trilogy Energy Corp.	564,183
48,500	Trinidad Drilling Ltd.	314,218
49,965	Twin Butte Energy Ltd.	138,588
24,940	Uex Corp.(b)	17,673
8,141	Uni-Select, Inc.	237,180
135,900	Uranium One, Inc.(b)	394,830
4,038	Valener, Inc.	61,478
91,129	Veresen, Inc.	1,392,050
7,467	Vermilion Energy, Inc.	362,068
13,560	Vero Energy, Inc.	36,239
7,539	Virginia Mines, Inc.(b)	70,593
171,501	Viterra, Inc.	2,762,141
1,300	Wajax Corp.	65,642
32,261	Wesdome Gold Mines Ltd.(b)	43,435
11,176	West Fraser Timber Co. Ltd.	491,344
31,338	Western Forest Products, Inc.(b)	29,186
2,600	Westfire Energy Ltd.(b)	13,555
6,300	Westjet Airlines Ltd.(d)	89,731
14,904	Westport Innovations, Inc.(b)	467,707
20,891	Whitecap Resources, Inc.(b)	188,218
48,887	Wi-Lan, Inc.	280,599
11,548	Winpak Ltd.	178,390
12,846	Winstar Resources Ltd.(b)	37,842
1,816	Xtreme Drilling and Coil Services Corp.(b)	5,883
9,672	YM Biosciences, Inc.(b)	16,645
189,997	Yukon-Nevada Gold Corp.(b)	50,007
8,076	Zargon Oil & Gas Ltd.	105,871

		113,079,162

CAYMAN ISLANDS — 0.0%
16,013	Endeavour Mining Corp.(b)	32,906
12,791	Endeavour Mining Corp. - CDI	26,922
67,692	Siem Offshore, Inc.(b)	127,744

		187,572

CHILE — 0.2%
424,224	AES Gener SA	268,474
487,853	Aguas Andinas SA - Class A	322,721
164,971	Banmedica SA(b)	295,866
114,351	Besalco SA	223,940
17,632	Cementos BIO BIO SA	24,534
35,269	Cia Cervecerias Unidas SA	507,471
43,481	Cia General de Electricidad SA	245,595
18,733	Cia Sud Americana de Vapores SA(b)	2,201
924,504	Colbun SA	263,001
50,487,302	CorpBanca SA	685,861
17,867	Cristalerias de Chile SA	158,376
114,370	E.CL SA	306,472
18,878	Embotelladora Andina SA - Class A, Preference Shares	85,615

Shares		Value

CHILE (continued)
31,462	Embotelladora Andina SA - Class B, Preference Shares	$166,682
32,067	Empresa Nacional de Telecom Chile SA	636,581
21,705	Empresas Hites SA	17,221
1,299,287	Empresas Iansa SA	105,796
79,638	Empresas La Polar SA	67,636
20,702	Forus SA	96,020
12,790	Gasco SA	94,917
448,016	Inversiones Aguas Metropolitanas SA	789,639
535,964	Madeco SA(b)	25,356
880,181	Masisa SA	97,979
952	Molibdenos y Metales SA	16,092
134,264	Multiexport Foods SA	36,258
97,068	Parque Arauco SA(b)	188,593
86,572	PAZ Corp. SA	46,400
163,857	Ripley Corp. SA	182,739
58,002	Salfacorp SA	148,263
152,959	Sigdo Koppers SA	365,765
20,922	Sociedad Matriz SAAM SA(b)	2,501
353,128	Socovesa SA	175,217
134,117	Sonda SA	399,503
235,571	Vina Concha y Toro SA	495,326
853,398	Vina San Pedro Tarapaca SA	5,895

		7,550,506

CHINA — 0.8%
131,000	361 Degrees International Ltd.	41,536
1,618,000	AAC Technologies Holdings, Inc.	4,775,529
198,000	Agile Property Holdings Ltd.	258,772
214,000	Angang Steel Co. Ltd. - H Shares(b)	146,461
2,752,000	Anhui Expressway Co. Ltd. - H Shares(b)(d)	1,564,231
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares(b)	5,609
41,000	Anta Sports Products Ltd.	40,532
564,000	Anton Oilfield Services Group	88,686
639,000	Asia Cement China Holdings Corp.	315,438
96,000	Aupu Group Holding Co. Ltd.	8,290
196,000	AviChina Industry & Technology Co. - H Shares	90,438
116,000	Baoye Group Co. Ltd. - H Shares	73,260
278,000	Beijing Capital Land Ltd. - H Shares	76,678
33,000	Beijing Jingkelong Co. Ltd. - H Shares	29,263
274,000	Beijing North Star Co. Ltd. - H Shares(b)	50,854
311,000	Besunyen Holdings Co. Ltd.	28,059
247,500	BYD Electronic International Co. Ltd.(b)	74,646
98,000	Catic Shenzhen Holdings Ltd.	41,683

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CHINA (continued)
321,000	China Aoyuan Property Group Ltd.	$45,097
83,000	China Automation Group Ltd.	22,893
410,857	China BlueChemical Ltd. - H Shares(b)	293,899
316,000	China Communications Services Corp. Ltd. - H Shares	162,508
714,000	China Dongxiang Group Co.	96,628
181,500	China Huiyuan Juice Group Ltd.	60,822
251,000	China ITS Holdings Co. Ltd.(b)	40,439
111,000	China Longyuan Power Group Corp. - H Shares(b)	87,700
135,000	China Medical System Holdings Ltd.	62,292
173,678	China Molybdenum Co. Ltd. - H Shares(b)	67,603
1,200,084	China National Building Material Co. Ltd. - H Shares(b)	1,621,013
286,000	China National Materials Co. Ltd. - H Shares(b)	110,586
152,000	China Nickel Resources Holding Co. Ltd.(b)	12,146
176,000	China Qinfa Group Ltd.(b)	39,244
296,000	China Rare Earth Holdings Ltd.(b)	77,828
471,000	China Rongsheng Heavy Industries Group Holdings Ltd.	117,770
260,000	China SCE Property Holdings Ltd.(b)	60,320
491,488	China Shanshui Cement Group Ltd.	398,453
246,000	China Shineway Pharmaceutical Group Ltd.	385,552
561,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	182,966
304,000	China Shipping Development Co. Ltd., H Shares(b)	197,869
2,370,000	China Singyes Solar Technologies Holdings Ltd.	1,172,988
244,000	China Southern Airlines Co. Ltd. - H Shares(b)	109,756
140,000	China Sunshine Paper Holdings Co. Ltd.	15,699
127,000	China Sunsine Chemical Holdings Ltd.(b)	26,170
31,000	China Suntien Green Energy Corp. Ltd.	6,033
184,158	China Taisan Technology Group Holdings Ltd.	13,393
126,000	China Tontine Wines Group Ltd.(b)	14,454
84,000	China Wireless Technologies Ltd.	12,775
206,000	China Yurun Food Group Ltd.	263,652

Shares		Value

CHINA (continued)
212,400	China Zhongwang Holdings Ltd.	$87,603
350,000	Chinasoft International Ltd.(b)	97,891
74,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)(c)(d)	13,162
340,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	62,666
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	16,616
158,000	Comtec Solar Systems Group Ltd.(b)	20,568
3,219,200	Country Garden Holdings Co. Ltd.(b)	1,398,272
3,585,000	CPMC Holdings Ltd.(d)	2,448,944
6,616,000	Dalian Port PDA Co. Ltd. - H Shares(d)	1,509,324
264,000	Daphne International Holdings Ltd.	377,014
63,000	Daqing Dairy Holdings Ltd.(b)(c)(d)	13,642
101,000	Delong Holdings Ltd.(b)(d)	23,261
33,600	Dongfang Electric Corp. Ltd. - H Shares(b)	91,593
398,000	Dongyue Group(b)	298,039
232,000	ENN Energy Holdings Ltd.	816,328
380,000	Evergrande Real Estate Group Ltd.	219,909
466,500	Fantasia Holdings Group Co. Ltd.	53,513
416,000	First Tractor Co. Ltd. - H shares	388,191
379,000	Fosun International Ltd.	226,658
204,000	Golden Eagle Retail Group Ltd.	535,067
381,500	Great Wall Motor Co. Ltd. - H Shares(b)	824,105
112,000	Great Wall Technology Co. Ltd. - H Shares	25,984
170,000	Greentown China Holdings Ltd.	118,539
268,000	Guangshen Railway Co. Ltd. - H Shares(b)	99,481
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares(b)	268,280
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	91,836
148,800	Guangzhou R&F Properties Co. Ltd. - H Shares	198,690
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares(b)	15,842
14,000	Hainan Meilan International Airport Co. Ltd. - H Shares	8,950
239,000	Haitian International Holdings Ltd.	275,083
182,000	Harbin Electric Co. Ltd. - H Shares(b)	189,773
330,000	Hidili Industry International Development Ltd.	113,138
2,251,000	Hilong Holding Ltd.	533,835
473,000	Honghua Group Ltd.(b)	85,350

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CHINA (continued)
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	$56,175
8,000	International Taifeng Holdings Ltd.	2,475
285,000	Intime Department Store Group Co. Ltd.	359,985
119,000	JES International Holdings Ltd.(b)	16,732
80,000	Jiangsu Expressway Co. Ltd. - H Shares(b)	78,880
92,000	Jingwei Textile Machinery - H Shares	57,629
548,000	Kaisa Group Holdings Ltd.(b)	115,835
163,000	Kasen International Holdings Ltd.(d)	21,009
458,000	Kingdee International Software Group Co. Ltd.(b)	102,123
43,000	Kingsoft Corp. Ltd.	19,841
76,000	Li Heng Chemical Fibre Technologies Ltd.	9,396
43,000	Li Ning Co. Ltd.	39,571
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	107,873
190,000	Lingbao Gold Co. Ltd. - H Shares	94,282
29,947	Longfor Properties Co. Ltd.(b)	47,630
420,000	Maanshan Iron & Steel - H Shares	118,552
198,000	Maoye International Holdings Ltd.	47,212
2,301,000	Microport Scientific Corp.(d)	1,085,454
80,000	MINTH Group Ltd.	101,358
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	7,450
348,000	NVC Lighting Holdings Ltd.	126,486
96,800	Pacific Online Ltd.	43,168
138,000	Pan Asia Environmental Protection Group Ltd.(b)	10,850
34,500	Parkson Retail Group Ltd.	38,597
278,000	PCD Stores Group Ltd.	34,398
131,000	Peak Sport Products Co. Ltd.	30,561
430,000	Powerlong Real Estate Holdings Ltd.	73,711
402,000	Qingling Motors Co. Ltd. - H Shares(b)	127,978
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	69,085
67,000	Real Gold Mining Ltd.(c)(d)	76,079
251,000	Regent Manner International Ltd.	54,997
983,430	Renhe Commercial Holdings Co. Ltd.	57,039
1,500	Sany Heavy Equipment International Holdings Co. Ltd.	1,158
5,601,806	Semiconductor Manufacturing International Corp.(b)	277,973

Shares		Value

CHINA (continued)
79,500	Shandong Chenming Paper Holdings Ltd. - H Shares(b)	$36,580
24,800	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	18,284
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	559,566
396,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	58,185
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	34,336
106,500	Shengli Oil & Gas Pipe Holdings Ltd.	11,805
20,000	Shenguan Holdings Group Ltd.	10,827
78,000	Shenzhen Expressway Co. Ltd. - H Shares(b)	32,673
162,000	Shenzhou International Group Holdings Ltd.	304,847
604,265	Shui On Land Ltd.	253,119
116,000	Sichuan Expressway Co. Ltd. - H Shares(b)	46,647
71,000	Sihuan Pharmaceutical Holdings Group Ltd.	26,996
26,000	Silver Base Group Holdings Ltd.	14,008
784,000	Sino Dragon New Energy Holdings Ltd.(b)	31,830
840,560	Sino-Ocean Land Holdings Ltd.	392,185
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	87,696
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	53,685
27,200	Sinopharm Group Co. Ltd. - H Shares(b)	71,342
93,000	Sinostar PEC Holdings Ltd.	12,399
79,500	Sinotel Technologies Ltd.(b)	7,259
571,000	Sinotrans Ltd. - H Shares	97,146
175,500	Sinotruk Hong Kong Ltd.	106,992
1,600,500	Soho China Ltd.	1,243,904
111,000	SPG Land Holdings Ltd.	22,604
76,000	Sunac China Holdings Ltd.(b)	23,509
182,000	Sunny Optical Technology Group Co. Ltd.(b)	60,521
184,000	SunVic Chemical Holdings Ltd.	50,554
554,000	Tiangong International Co. Ltd.	137,096
466,000	Tianneng Power International Ltd.(b)	230,638
1,396,000	Tong Ren Tang Technologies Co. Ltd. - H Shares(b)(d)	2,029,590
1,671,000	Trauson Holdings Co. Ltd.(d)	641,810
82,500	Travelsky Technology Ltd. - H Shares	45,829
201,000	Trony Solar Holdings Co. Ltd.	17,098
32,000	Tsingtao Brewery Co. Ltd. - H Shares	194,261

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

CHINA (continued)
182,000	Uni-President China Holdings Ltd.	$165,377
121,500	Weiqiao Textile Co. Ltd. - H Shares(b)	60,134
398,000	West China Cement Ltd.	96,439
1,000	Wumart Stores, Inc. - H Shares	2,312
188,000	Xiamen International Port Co. Ltd. - H Shares	23,989
4,377,000	Xingda International Holdings Ltd.	1,906,809
157,000	Xingye Copper International Group Ltd.	23,271
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares(b)	82,588
41,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	20,391
216,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	59,021
142,000	Xiwang Sugar Holdings Co. Ltd.(b)	17,753
810,000	Yantai North Andre Juice Co. - H Shares	38,628
99,000	Yuzhou Properties Co.	21,692
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	364,629
24,000	Zhejiang Expressway Co. Ltd. - H Shares	17,261
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	22,004
7,500	Zhongsheng Group Holdings Ltd.	14,906
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	73,724

		38,523,951

COLUMBIA — 0.0%
18,100	Petrominerales Ltd.	264,762

CYPRUS — 0.0%
278,027	Bank of Cyprus Plc	165,611
127,238	Cyprus Popular Bank PCL(b)	34,022
28,621	Deep Sea Supply Plc(b)	62,764
71,521	ProSafe SE	558,001
47,437	Songa Offshore SE(b)	163,291

		983,689

DENMARK — 0.4%
2,314	ALK-Abello A/S	166,956
27,032	Alm Brand A/S(b)	54,351
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	16,574
5,855	Auriga Industries - Class B(b)	77,612
18,742	Bang & Olufsen A/S(b)	228,431
9,018	Bavarian Nordic A/S(b)	80,228
1,079	Brodrene Hartmann A/S	20,830

Shares		Value

DENMARK (continued)
452,514	Chr. Hansen Holding A/S	$12,471,873
7,451	D/S Norden	211,193
7,982	Dalhoff Larsen & Horneman A/S - Class B(b)	8,805
2,204	DFDS A/S	127,843
48,608	DSV A/S	1,107,047
5,280	East Asiatic Co. Ltd. A/S	145,148
2,200	Fionia Holding A/S(b)(c)(d)	0
10,095	FLSmidth & Co. A/S	709,499
4,979	Genmab A/S(b)	39,689
81,337	GN Store Nord A/S	911,752
7,396	H. Lundbeck A/S	148,310
2,058	H+H International A/S - Class B(b)	14,830
2,374	Harboes Bryggeri A/S - Class B	37,805
963	IC Companys A/S	19,619
22,039	Jyske Bank A/S(b)	690,165
3,721	NeuroSearch A/S(b)	6,952
18,842	NKT Holding A/S	918,263
70	Nordjyske Bank A/S	847
250	Norresundby Bank A/S	6,583
4,105	Pandora A/S	43,349
3,031	Parken Sport & Entertainment A/S(b)	43,684
664	PER Aarsleff A/S - Class B	51,511
1,788	Ringkjoebing Landbobank A/S	224,606
1,715	Rockwool International A/S - Class B	163,560
906	Royal UNIBREW A/S(b)	64,562
7,373	Schouw & Co.	167,264
1,682	SimCorp A/S	299,278
2,238	Solar A/S - Class B	120,657
12,946	Spar Nord Bank A/S(b)	54,823
38	Sparbank(b)	270
56	Sparekassen Faaborg A/S(b)	2,541
30,004	Sydbank A/S(b)	521,581
2,215	Thrane & Thrane A/S	167,893
33	Tivoli A/S(b)	17,831
16,761	TK Development(b)	44,734
3,786	Topdanmark A/S(b)	648,717
33,402	TopoTarget A/S(b)	14,739
129,120	Topsil Semiconductor Materials(b)	10,338
265	Torm A/S(b)	97
2,520	Tryg A/S	140,568
155,759	Vestas Wind Systems A/S(b)	1,374,898
2,285	Vestjysk Bank A/S(b)	6,505

		22,405,211

FINLAND — 1.7%
9,996	Ahlstrom Oyj	180,612
379	Aktia Oyj - Class A	2,654
2,952	Alma Media Oyj	19,968
39,132	Amer Sports Oyj	556,838
1,770	Aspo Oyj	16,049
1,682	Bank of Aland Plc - Class B(b)	20,929

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

FINLAND (continued)
2,196	BasWare Oyj	$65,084
18,521	Biotie Therapies Oyj(b)	11,032
15,775	Cargotec Oyj - Class B	542,079
69,022	Citycon Oyj	228,411
576	Componenta Oyj(b)	2,699
2,317	Comptel Oyj	1,810
4,120	Cramo Oyj	63,099
7,193	Digia Plc(b)	27,136
17,999	Elisa Oyj	405,982
28,055	Finnair Oyj(b)	80,957
1,799	Finnlines Oyj(b)	16,669
12,672	Fiskars Oyj Abp	271,066
31,761	F-Secure Oyj	70,630
2,824	Glaston Oyj Abp(b)	1,720
11,600	HKScan Oyj - A Shares	67,254
22,916	Huhtamaki Oyj	363,399
2,336	Ilkka-Yhtyma Oyj	18,398
17,695	Kemira Oyj	224,508
1,624	Kesko Oyj - Class A	47,078
31,775	Kesko Oyj - Class B	848,780
15,462	Konecranes Oyj	470,741
3,505	Lassila & Tikanoja Oyj(b)	49,365
3,187	Lemminkainen Oyj	80,829
50,651	Metsa Board Oyj(b)	138,786
1,502,327	Metso Oyj(d)	64,431,465
10,187	Neste Oil Oyj	120,417
52,206	Nokian Renkaat Oyj	2,476,029
10,195	Okmetic Oyj	74,358
5,138	Olvi Oyj - Class A	121,741
21,456	Oriola-KD Oyj - Class B	51,690
10,430	Orion Oyj - Class A	213,443
9,618	Orion Oyj - Class B	196,190
208,659	Outokumpu Oyj(b)	338,899
1,127	Outotec Oyj	60,567
13,413	PKC Group Oyj	297,392
132,675	Pohjola Bank Plc	1,427,803
766	Ponsse Oyj	7,960
3,654	Poyry Oyj	29,214
43,685	Raisio Plc - V Shares	140,516
26,580	Ramirent Oyj	250,509
6,650	Rapala VMC Oyj	49,559
17,928	Rautaruukki Oyj	168,610
32,226	Ruukki Group Oyj(b)	36,259
267	Saga Furs Oyj	5,708
19,281	Sanoma Oyj	201,370
740	Scanfil Plc(b)	735
740	Sievi Capital Plc(b)	1,009
1,969	SRV Group Plc	11,103
2,865	Stockman Oyj Abp - Class A(d)	67,012
8,470	Stockman Oyj Abp - Class B	189,366
227,785	Stora Enso Oyj - Class R	1,552,819
23,334	Talvivaara Mining Co. Plc(b)	69,148
5,353	Technopolis Plc	28,626
675	Teleste Oyj	3,797
6,198	Tieto Oyj	109,199
16,032	Tikkurila Oyj	325,538

Shares		Value

FINLAND (continued)
134,345	UPM-Kymmene Oyj	$1,719,636
2,990	Uponor Oyj	39,064
3,176	Vacon Plc	166,481
3,684	Vaisala Oyj - Class A(d)	78,268
77,675	Wartsila Oyj Abp	3,144,179
93,678	YIT Oyj	2,012,541

		85,112,782

FRANCE — 1.9%
3,534	ABC Arbitrage	32,325
24,037	Accor SA	830,283
4,525	Aeroports de Paris	380,707
542	Affine SA REIT	9,384
18,839	Air France-KLM(b)	90,397
1,039,619	Alcatel-Lucent(b)	1,601,827
902	Ales Groupe	16,716
5,172	Altamir Amboise	46,349
9,534	Alten Ltd.	276,759
85,802	Altran Technologies SA(b)	505,753
1,645	ANF Immobilier REIT	75,058
834	April(b)	15,676
4,970	Archos(b)	33,815
46,520	Arkema SA	4,120,209
987	Artprice. com(b)	35,014
4,828	Assystem	102,189
13,663	Atos	879,958
1,591	Audika Groupe	23,271
1,151	Aurea SA	8,197
1,370	Avanquest Software(b)	2,811
8,557	Avenir Telecom(b)	6,343
653	Axway Software SA(b)	16,432
1,284	Beneteau SA	13,903
2,529	Bigben Interactive(b)	24,605
3,331	BioMerieux	273,196
113,341	Boiron SA(d)	3,500,179
3,630	Bollore	788,023
2,932	Bonduelle SCA	282,620
2,102	Bongrain SA	133,556
13,097	Bourbon SA	383,136
267	Boursorama(b)	1,916
27,832	Bull(b)	103,524
33,896	Cap Gemini SA	1,323,158
244	Cegedim SA	7,952
2,386	Cegid Group	47,754
1,574	CFAO SA	67,880
90	Cie des Alpes	1,824
124,773	Cie Generale de Geophysique- Veritas(b)	3,552,627
4,096	Ciments Francais SA	262,418
6,667	Club Mediterranee SA(b)	127,831
804	Damartex SA(d)	16,240
32,302	Derichebourg SA	95,864
2,118	Devoteam SA	33,363
22,092	Edenred	705,636
3,948	Eiffage SA	134,203
845	Electricite de Strasbourg(d)	117,423

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

FRANCE (continued)
332	Entrepose Contracting	$43,815
3,548	Eramet	471,761
246	Esso Ste Anonyme Francaise	20,378
26,260	Etablissements Maurel Et Prom	436,937
374	Etam Developpement SA(b)	6,337
12,672	Euler Hermes SA	897,571
1,377	Euro Disney SCA(b)	7,419
1,317	Eurofins Scientific	155,608
1,226	Exel Industries SA - Class A(d)	58,439
465	Faiveley Transport	25,698
16,125	Faurecia	346,636
1,000	Fimalac	39,909
539	Fleury Michon SA	22,253
2,776	Fonciere Des Regions REIT	215,147
12,718	GameLoft SA(b)	79,123
202	Gaumont SA	12,193
1,559	Gecina SA REIT	144,517
7,220	GFI Informatique SA(b)	29,149
2,835	GL Events	63,383
257	Groupe Crit	4,923
92,535	Groupe Eurotunnel SA	778,658
922	Groupe Flo	4,821
13,154	Groupe Partouche SA(b)	22,984
9,438	Groupe Steria SCA	186,771
393	Guerbet	35,635
1,437	Guyenne et Gascogne SA	154,074
5,836	Haulotte Group SA(b)	62,187
27,950	Havas SA	158,349
23,886	Hi-Media SA(b)	73,037
6,307	Icade REIT(b)	532,053
2,382	Iliad SA	306,634
14,838	Imerys SA	843,385
140,925	Ingenico	7,413,178
1,251	Interparfums SA	35,619
412	Ipsen SA	10,984
173,723	IPSOS(d)	5,638,535
2,718	Jacquet Metal Service(b)	37,633
27,960	JCDecaux SA(b)	793,321
33,151	Klepierre REIT	1,049,654
2,636	Korian	42,499
13,713	Lagardere SCA	415,677
936	Laurent-Perrier	94,460
1,354	Lectra	7,707
1,715	LISI	128,376
735	Maisons France Confort	20,305
1,690	Manitou BF SA(b)	37,068
467	Manutan International	20,010
219,223	Medica SA(d)	3,389,358
174,986	Mersen(d)	5,795,343
2,556	METabolic Explorer SA(b)	11,233
4,237	Metropole Television SA	65,059
327	Montupet(b)	2,182
1,975	MR Bricolage	27,163
1,578	Naturex	102,455
186,457	Neopost SA(d)	10,720,303
136,932	Nexans SA	6,845,150

Shares		Value

FRANCE (continued)
8,861	Nexity SA	$252,649
77,966	NicOx SA(b)	245,521
760	Norbert Dentressangle SA	62,966
7,378	NRJ Group	57,914
17,460	Oeneo	53,157
7,755	Orpea	260,173
1,855	Parrot SA(b)	56,034
69,154	Peugeot SA	830,258
246	Pierre & Vacances SA	7,323
9,912	Plastic Omnium SA	259,261
7,823	Rallye SA	261,108
14,085	Recylex SA(b)	44,560
5,499	Remy Cointreau SA	612,820
88,196	Rexel SA	1,844,567
128,972	Rubis(d)	7,014,024
3,562	Sa des Ciments Vicat	204,820
2,926	Saft Groupe SA	80,716
1,023	Sartorius Stedim Biotech	72,108
135,370	SCOR SE	3,579,297
7,643	SEB SA	609,145
1,217	Seche Environnement SA	43,963
5,884	Sechilienne-Sidec	89,764
4,891	Sequana SA	22,789
7,940	Societe BIC SA	874,550
1,970	Societe d’Edition de Canal +	11,174
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	335,464
98	Societe Internationale de Plantations d’Heveas SA	10,035
22,180	Societe Television Francaise 1	214,325
42,229	SOITEC(b)	178,316
806	Somfy SA	169,797
1,699	Sopra Group SA	98,167
231	Spir Communication(b)	5,926
101	Stallergenes SA	6,284
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	33,562
1,492	STEF	77,774
284	Sword Group	4,662
954	Synergie SA	11,264
18,742	Technicolor SA(b)	39,669
213	Teleperformance SA	5,726
155	Tessi SA	16,106
26,644	Thales SA	923,155
2,738	Theolia SA(b)	3,117
146	Touax SA	4,561
343	Transgene SA(b)	4,204
662	Trigano SA	9,771
4,250	UbiSoft Entertainment SA(b)	29,248
694	Union Financiere de France BQE SA	19,935
34,483	Valeo SA	1,693,431
1,404	Viel et Co.	4,535
735	Vilmorin & Cie	79,293
1,445	Virbac SA	243,014

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

FRANCE (continued)
107	VM Materiaux SA	$3,273
653	Vranken - Pommery Monopole	20,633
11,613	Zodiac Aerospace	1,278,036

		93,025,304

GABON — 0.0%
2	Total Gabon	927

GERMANY — 2.2%
1,223	Aareal Bank AG(b)	23,595
37,576	ADVA AG Optical Networking(b)	270,581
2,506	Advanced Inflight Allianz AG	12,871
79	Agennix AG(b)	174
10,093	Air Berlin Plc(b)	27,188
11,559	Aixtron SE	211,684
528	Allgeier Holding AG	8,565
5,308	Alstria Office AG REIT	56,561
67	Amadeus Fire AG	3,351
627	AS Creation Tapeten	22,409
9,550	AUGUSTA Technologie AG	300,610
14,604	Aurubis AG	808,395
5,118	Axel Springer AG	233,388
929	Baader Bank AG	2,816
8,917	Balda AG(b)	67,244
288	Bauer AG	7,106
4,404	BayWa AG	160,634
10,613	Bechtle AG	477,926
1,967	Bertrandt AG	149,036
119,585	Bilfinger Berger SE	10,936,552
1,210	Biotest AG	75,679
23,015	Borussia Dortmund GmbH & Co. KGAA(b)	76,132
1,912	Brenntag AG	238,158
16,674	Carl Zeiss Meditec AG	464,050
5,305	Celesio AG	91,464
2,761	CENIT AG	25,693
4,526	Centrosolar Group AG(b)	5,392
8,279	CENTROTEC Sustainable AG	135,835
3,687	Centrotherm Photovoltaics AG	38,253
3,390	Cewe Color Holding AG	149,383
17,476	Comdirect Bank AG	199,198
821	CompuGroup Medical AG	12,639
7,207	Constantin Medien AG(b)	15,951
5,227	COR&FJA AG(b)	8,960
7,800	CropEnergies AG	50,065
6,999	CTS Eventim AG	273,212
4,797	Curanum AG(b)	12,268
7,898	DAB Bank AG	37,124
2,014	Delticom AG	195,599
3,806	Deutsche Beteiligungs AG	84,487
27,541	Deutsche Lufthansa AG	358,398
8,097	Deutsche Wohnen AG	119,023
33,396	Deutz AG(b)	236,901
20,474	Dialog Semiconductor Plc(b)	451,102
7,612	Douglas Holding AG	349,637
2,601	Dr Hoenle AG	36,891

Shares		Value

GERMANY (continued)
570	Draegerwerk AG & Co. KGaA	$56,965
17,862	Drillisch AG	225,255
7,490	Duerr AG	472,505
4,400	DVB Bank SE(d)	136,346
692	Eckert & Ziegler AG	22,625
9,177	Elmos Semiconductor AG	103,011
211,581	ElringKlinger AG	6,126,512
1,475	Envitec Biogas AG(b)	15,737
661	Epigenomics AG(b)	1,880
4,231	Euromicron AG	119,152
42,200	Evotec AG(b)	144,119
93,269	Fielmann AG(d)	9,079,239
2,910	First Sensor AG(b)	38,057
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,042,460
51,919	Freenet AG	902,359
5,957	Fuchs Petrolub AG	331,181
127,975	GEA Group AG	4,223,145
3,293	Generali Deutschland Holding AG	278,579
6,004	Gerresheimer AG	277,208
7,035	Gerry Weber International AG	298,736
2,345	Gesco AG	196,177
117,843	GFK SE(d)	6,259,815
5,545	GFT Technologies AG	22,900
8,519	Gigaset AG(b)	24,560
33,550	Gildemeister AG(b)	687,023
4,477	Grammer AG(b)	95,145
3,340	Grenkeleasing AG	222,826
5,192	H&R AG	104,498
3,685	Hamborner AG REIT	37,071
3,184	Hamburger Hafen und Logistik AG	105,577
30,303	Hannover Rueckversicherung AG	1,831,714
1,410	Hawesko Holding AG	71,082
4,874	Heidelberger Druckmaschinen AG(b)	8,516
24,960	Hochtief AG	1,463,318
2,809	Homag Group AG	37,852
9,773	Indus Holding AG	300,127
502	Init Innovation In Traffic Systems AG	12,124
1,088	Interseroh SE	77,007
8,503	Intershop Communications AG(b)	30,941
2,380	Isra Vision AG	56,959
2,131	IVG Immobilien AG(b)	4,934
14,814	Jenoptik AG(b)	121,970
7,931	Kabel Deutschland Holding AG(b)	499,716
18,946	Kloeckner & Co. SE	257,057
4,129	Koenig & Bauer AG	67,499
17,251	Kontron AG	124,885
11,627	Krones AG	643,944
210	KSB AG	132,873

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

GERMANY (continued)
3,242	KUKA AG(b)	$77,160
1,466	KWS Saat AG	389,078
61,859	Lanxess AG	4,925,236
641	Leifheit AG	21,085
26,280	Leoni AG	1,346,873
4,150	Loewe AG(b)	23,385
2,194	LPKF Laser & Electronics AG	38,771
141	Manz AG(b)	4,349
5,154	Medigene AG(b)	10,124
13,301	MLP AG	112,505
408	Mobotix AG	11,854
11,339	Morphosys AG(b)	309,569
114,418	MTU Aero Engines Holding AG	9,635,551
384	Muehlbauer Holding AG & Co. KGaA	13,131
3,842	MVV Energie AG	121,394
1,551	Nemetschek AG	62,515
2,244	Nexus AG(b)	24,951
3,272	Nordex SE(b)	14,570
1,021	OHB AG	18,353
7,200	Patrizia Immobilien AG(b)	46,633
1,728	Pfeiffer Vacuum Technology AG	209,704
19,644	PNE Wind AG	41,864
1,176	Praktiker AG	2,632
300	Progress-Werk Oberkirch AG	15,984
2,204	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	49,611
2,224	Puma SE	780,134
1,608	PVA TePla AG	7,918
75,197	QSC AG(b)	195,393
870	R Stahl AG	31,209
18,762	Rational AG(d)	4,793,194
42,668	Rheinmetall AG	2,396,143
32,486	Rhoen Klinikum AG	913,784
9,200	SAF-Holland SA(b)	77,330
1,579	SAG Solarstrom AG	5,330
2,717	Salzgitter AG	141,845
475	Sartorius AG	28,945
273	Schaltbau Holding AG	29,954
2,064	Sedo Holding AG(b)(d)	7,923
22,668	SGL Carbon SE(b)	1,035,792
19,326	Singulus Technologies AG(b)	62,650
14,802	Sixt AG	305,852
1,851	SKW Stahl-Metallurgie Holding AG	35,527
113,539	Sky Deutschland AG(b)	290,363
97	SMA Solar Technology AG	4,064
361	SMT Scharf AG	10,991
19,961	Software AG	697,549
578	Solar-Fabrik AG(b)	1,530
14,197	Stada Arzneimittel AG	470,941
904	STINAG Stuttgart Invest AG(d)	18,966
2,495	Stratec Biomedical AG(b)	118,795

Shares		Value

GERMANY (continued)
159	Stroer Out-Of-Home Media AG(b)	$2,715
66,797	Suedzucker AG	2,033,194
21,586	Suss Microtec AG(b)	300,020
615,542	Symrise AG	17,843,923
23,398	TAG Immobilien AG(b)	232,289
9,742	Takkt AG	143,140
1,753	Telegate AG	15,013
2,222	Tipp24 SE(b)	126,180
762	Tom Tailor Holding AG(b)	14,172
4,964	Tomorrow Focus AG	24,969
471	TUI AG(b)	3,442
34,543	United Internet AG	680,837
2,043	Verbio AG(b)	7,880
4,342	Vossloh AG	423,533
4,343	VTG AG	78,644
8,847	Wacker Chemie AG	713,067
17,355	Wacker Neuson SE	286,585
62	Washtec AG	750
1,012	Wincor Nixdorf AG	39,236
34,475	Wirecard AG	637,057
166	XING AG(b)	12,371
1,398	Zhongde Waste Technology AG	5,200
275	zooplus AG(b)	13,742

		109,542,324

GIBRALTAR — 0.0%
176,819	Bwin.Party Digital Entertainment Plc	441,918

GREECE — 0.0%
811	Aegean Airlines SA(b)	1,503
911	Agricultural Bank of Greece(b)	239
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
147,872	Alpha Bank AE(b)	207,482
1,098	Astir Palace Hotel SA(b)	4,433
2,153	Athens Water Supply & Sewage Co. SA (The)	11,115
17,736	Attica Bank(b)	6,104
7,424	Bank of Greece(d)	132,863
10,753	Coca-Cola Hellenic Bottling Co. SA(b)	213,506
36,991	Corinth Pipeworks SA(b)	28,889
5,766	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	1,549
130,862	EFG Eurobank Ergasias SA(b)	104,279
57,616	Ellaktor SA	93,807
1,389	Euromedica SA(b)	791
3,374	Folli Follie Group(b)	31,263
22,434	Forthnet SA(b)	3,534
5,815	Fourlis Holdings SA(b)	9,160
10,782	Frigoglass SA(b)	68,506

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

GREECE (continued)
17,301	GEK Terna Holding Real Estate Construction SA	$18,985
1,337	Geniki Bank(b)	382
5,071	Hellenic Exchanges SA Holding Clearing Settlement and Registry	17,587
28,693	Hellenic Petroleum SA	210,794
19,670	Hellenic Telecommunications Organization SA	64,312
4,725	Heracles General Cement Co. SA(b)(d)	10,945
8,760	Intracom Holdings SA(b)	1,867
31,091	Intralot SA-Integrated Lottery Systems & Services	31,484
13,884	JUMBO SA(b)	67,448
6,715	Lambrakis Press SA(b)	1,049
2,599	Lamda Development SA(b)	8,394
6,590	Metka SA	72,228
5,531	Motor Oil (Hellas) Corinth Refineries SA	45,392
20,994	Mytilineos Holdings SA(b)	71,697
190,595	National Bank of Greece SA(b)	423,847
1,037	OPAP SA	9,266
232,638	Piraeus Bank SA(b)	80,065
618	Piraeus Port Authority	8,827
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA	25,993
1,978	S&B Industrial Minerals SA(b)	12,960
5,302	Sarantis SA(b)	14,668
1,817	Sidenor Steel Products Manufacturing Co. SA(b)	2,225
12,534	T Bank SA(b)(c)(d)	796
3,630	Teletypos SA Mega Channel(b)(d)	1,249
5,702	Terna Energy SA	12,001
647	Thessaloniki Port Authority SA	10,149
592	Titan Cement Co. SA	11,480
15,874	TT Hellenic Postbank SA(b)	8,405
23,866	Viohalco Hellenic Copper and Aluminum Industry SA(b)	97,301

		2,260,824

GUERNSEY — 0.1%
732,973	Resolution Ltd.	2,662,197

HONG KONG — 1.4%
159,000	Ajisen China Holdings Ltd.	178,291
160,000	Alco Holdings Ltd.	56,505
44,000	Allan International Holdings Ltd.	11,853
30,000	Allied Group Ltd.	68,440
1,753,693	Allied Properties HK Ltd.	230,551
7,108,000	AMVIG Holdings Ltd.(d)	3,985,204
180,000	Anxin-China Holdings Ltd.(b)	36,192
1,540,000	Apac Resources Ltd.(b)	65,501
576,000	Apollo Solar Energy Technology Holdings Ltd.(b)	16,036
84,000	APT Satellite Holdings Ltd.	24,576

Shares		Value

HONG KONG (continued)
205,000	Artel Solutions Group Holdings Ltd.(b)	$2,616
142,000	Asia Financial Holdings Ltd.(d)	51,429
58,000	Asia Satellite Telecommuni- cations Holdings Ltd.	165,209
421,877	Asia Standard International Group	68,513
211,000	Asian Citrus Holdings Ltd.	126,187
369,500	ASM Pacific Technology Ltd.	5,005,310
80,000	Associated International Hotels Ltd.(d)	169,102
820,000	AVIC International Holding HK Ltd.(b)	25,894
218,000	Beijing Capital International Airport Co. Ltd. - H Shares	142,455
89,000	Beijing Development HK Ltd.(b)	14,912
62,000	Beijing Enterprises Holdings Ltd.	346,813
1,217,000	Beijing Enterprises Water Group Ltd.(b)	277,637
204,000	Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(b)	2,077
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	9,224
100,000	Bio-Dynamic Group Ltd.(b)	8,249
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,749
144,000	Bonjour Holdings Ltd.	21,901
390,000	Bosideng International Holdings Ltd.	112,597
218,000	Bossini International Holdings Ltd.	15,173
234,000	Brightoil Petroleum Holdings Ltd.	51,875
668,000	Brilliance China Automotive Holdings Ltd.(b)	724,941
1,296,000	Burwill Holdings Ltd.(b)	22,383
309,000	C C Land Holdings Ltd.	65,714
106,000	Cafe de Coral Holdings Ltd.	291,004
175,000	Capital Estate Ltd.(b)	5,188
247,656	Central China Real Estate Ltd.	63,840
256,000	Centron Telecom International Holdings Ltd.	34,975
718,800	Century City International Holdings Ltd.	50,955
240,000	Century Sunshine Group Holdings Ltd.(b)	7,733
1,590,446	Champion Technology Holdings Ltd.	20,909
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(c)(d)	27,654
840,000	Chaoyue Group Ltd.(b)	21,762
96,000	Chen Hsong Holdings	32,171
116,186	Cheuk Nang Holdings Ltd.(d)	47,022
80,000	Chevalier International Holdings Ltd.	84,551

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
888,000	Chigo Holding Ltd.	$23,234
684,000	China Aerospace International Holdings Ltd.	60,830
243,798	China Agri-Industries Holdings Ltd.	179,738
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
339,699	China CBM Group Ltd.(b)	4,028
336,000	China Chengtong Development Group Ltd.	12,992
170,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	9,093
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	9,744
110,000	China Energy Development Holdings Ltd.(b)	1,319
480,000	China Environmental Investment Holdings Ltd.(b)	15,157
1,366,000	China Everbright International Ltd.	647,907
212,000	China Everbright Ltd.	336,636
140,000	China Financial Services Holdings Ltd.(b)	8,571
71,411	China Flavors & Fragrances Co. Ltd.(b)	12,425
322,000	China Foods Ltd.	348,617
952,000	China Gas Holdings Ltd.	473,629
238,000	China Glass Holdings Ltd.(b)	34,663
87,700	China Grand Forestry Green Resources Group Ltd.(b)	7,686
159,000	China Green Holdings Ltd.	46,520
156,000	China Haidian Holdings Ltd.	19,101
8,000	China High Precision Automation Group Ltd.(c)(d)	2,769
347,000	China High Speed Transmission Equipment Group Co. Ltd.	168,163
1,002,000	China Infrastructure Investment Ltd.(b)	31,641
6,688,000	China Lumena New Materials Corp.	1,224,048
258,000	China Mandarin Holdings Ltd.(b)	2,161
367,000	China Mengniu Dairy Co. Ltd.	1,135,249
132,148	China Merchants Holdings International Co. Ltd.	427,512
216,000	China Metal International Holdings, Inc.	37,305
193,200	China Metal Recycling Holdings Ltd.	221,621
1,770,000	China Mining Resources Group Ltd.(b)(c)(d)	25,779
24,000	China Nuclear Industry 23 International Corp. Ltd.(b)	6,651
660,000	China Oil and Gas Group Ltd.(b)	66,352
52,000	China Oriental Culture Group Ltd.(b)	1,910

Shares		Value

HONG KONG (continued)
281,000	China Overseas Grand Oceans Group Ltd.	$378,112
222,000	China Pharmaceutical Group Ltd.	45,781
460,000	China Power International Development Ltd.	104,348
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	76,482
244,000	China Properties Group Ltd.(b)	71,703
308,000	China Public Procurement Ltd.(b)(c)(d)	0
20,065	China Renewable Energy Investment Ltd.(b)	647
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	0
3,700,000	China Resources and Transportation Group Ltd.(b)	154,988
74,000	China Resources Cement Holdings Ltd.	58,752
186,000	China Resources Enterprise Ltd.	676,045
120,800	China Resources Gas Group Ltd.	234,791
1,230,000	China South City Holdings Ltd.	169,630
290,000	China Starch Holdings Ltd.	10,279
275,440	China State Construction International Holdings Ltd.	254,542
970,000	China Strategic Holdings Ltd.(b)	18,128
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	759,925
8,000	China Tianyi Holdings Ltd.(b)	1,516
296,000	China Ting Group Holdings Ltd.	20,983
868,000	China Travel International Investment Hong Kong Ltd.	174,525
150,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	34,220
52,000	China Water Affairs Group Ltd.	16,219
1,350,000	China Windpower Group Ltd.(b)	56,550
57,000	Chong Hing Bank Ltd.	103,441
108,000	Chow Sang Sang Holdings International Ltd.	273,945
198,000	Chu Kong Shipping Development Co. Ltd.	31,645
64,000	Chuang’s China Investments Ltd.	3,382
385,500	Chuang’s Consortium International Ltd.	39,749
90,000	CIMC Enric Holdings Ltd.(b)	49,880
62,000	Citic 21CN Co. Ltd.(b)	3,516
320,000	Citic Pacific Ltd.	527,101
793,000	Citic Resources Holdings Ltd.(b)	130,827
127,000	Citic Telecom International Holdings Ltd.	26,517
28,000	City Telecom HK Ltd.	16,529

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
726,000	CK Life Sciences International Holdings, Inc.	$41,640
68,000	Clear Media Ltd.(b)	41,456
134,000	Coastal Greenland Ltd.(b)	4,318
1,855,887	Comba Telecom Systems Holdings Ltd.	1,028,570
156,000	Cosco International Holdings Ltd.	67,960
312,000	COSCO Pacific Ltd.	454,409
380,000	Cosmos Machinery Enterprises Ltd.	24,244
1,010,000	CP Lotus Corp.(b)(d)	33,195
1,238,000	CP Pokphand Co.	153,181
42,000	Cross-Harbour Holdings Ltd.	34,212
749,335	CSI Properties Ltd.	30,423
208,000	CST Mining Group Ltd.(b)	3,244
752,000	Culture Landmark Investment Ltd.(b)	7,657
105,000	Culturecom Holdings Ltd.(b)	17,999
183,000	DaChan Food Asia Ltd.	34,672
95,040	Dah Sing Banking Group Ltd.	98,609
55,050	Dah Sing Financial Holdings Ltd.	197,604
218,000	Dan Form Holdings Co. Ltd.(b)	29,784
132,000	Dawnrays Pharmaceutical Holdings Ltd.	33,686
244,000	DBA Telecommunication Asia Holdings Ltd.(b)	147,809
24,000	Dejin Resources Group Co. Ltd.(b)	102
160,550	Dickson Concepts International Ltd.	88,980
139,000	Digital China Holdings Ltd.	263,716
275,000	Dingyi Group Investment Ltd.	7,231
40,000	DVN Holdings Ltd.	1,418
108,000	Dynasty Fine Wines Group Ltd.	21,019
64,000	EcoGreen Fine Chemicals Group Ltd.	12,208
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	34,601
325,000	Emperor Entertainment Hotel Ltd.	59,901
500,416	Emperor International Holdings Ltd.	90,297
26,730,000	Emperor Watch & Jewellery Ltd.	3,789,706
446,943	Enerchina Holdings Ltd.(b)	6,049
490,000	EPI Holdings Ltd.(b)	11,494
505,200	Esprit Holdings Ltd.	1,041,831
504,000	eSun Holdings Ltd.(b)	69,507
596,000	EVA Precision Industrial Holdings Ltd.	101,399
9,500	Fairwood Ltd.	16,285
462,116	Far East Consortium International Ltd.	84,577

Shares		Value

HONG KONG (continued)
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	$104,822
104,000	Fountain SET Holdings Ltd.	13,136
830,000	Franshion Properties China Ltd.	228,932
100,000	Fufeng Group Ltd.	40,600
314,000	GCL Poly Energy Holdings Ltd.	81,347
490,000	Geely Automobile Holdings Ltd.	182,519
498,000	Genting Hong Kong Ltd.(b)(d)	183,573
884,000	Get Nice Holdings Ltd.	38,169
456,000	Giordano International Ltd.	397,894
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	362,689
128,000	Global Sweeteners Holdings Ltd.(b)	11,878
669,000	Glorious Property Holdings Ltd.(b)	102,609
150,000	Glorious Sun Enterprises Ltd.	51,426
220,000	Gold Peak Industries Holding Ltd.(c)(d)	22,543
220,000	Goldbond Group Holdings Ltd.	9,783
684,000	Golden Meditech Holdings Ltd.(b)	84,633
140,000	Goldin Properties Holdings Ltd.(b)	54,133
75,000	Goldlion Holdings Ltd.	32,383
4,205,600	GOME Electrical Appliances Holdings Ltd.	758,874
120,000	Good Fellow Resources Holdings Ltd.(b)	4,176
16,000	Good Friend International Holdings, Inc.	7,486
80,000	Goodtop Tin International Holdings Ltd.(b)	7,115
219,960	Great Eagle Holdings Ltd.	649,222
80,000	Greenheart Group Ltd.(b)	5,156
6,885,000	G-Resources Group Ltd.(b)	443,698
924,000	Guangdong Investment Ltd.	680,020
184,000	Guangnan Holdings	26,798
61,000	Haier Electronics Group Co. Ltd.(b)	63,841
151,159	Haitong International Securities Group Ltd.	54,162
114,000	Harbour Centre Development Ltd.(d)	139,586
1,184,359	Heng Tai Consumables Group Ltd.(b)	31,904
834,000	Hengdeli Holdings Ltd.	334,303
483,000	Hi Sun Technology (China) Ltd.(b)	74,081
936,035	HKC Holdings Ltd.	46,448
295,600	HKR International Ltd.	112,393
30,304	HKT Trust / HKT Ltd.(b)	23,552
186,000	Hon Kwok Land Investment Co. Ltd.(d)	63,769
5,200	Hong Kong Aircraft Engineering Co. Ltd.	72,719

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	$44,402
307,000	Hongkong & Shanghai Hotels (The)	402,018
727,700	Hongkong Chinese Ltd.	117,240
29,000	Hopewell Highway Infrastructure Ltd.	15,138
243,000	Hopewell Holdings Ltd.	653,020
190,000	Hopson Development Holdings Ltd.	114,363
50,000	Hsin Chong Construction Group Ltd.	7,411
96,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	18,684
48,000	Huabao International Holdings Ltd.(c)	24,623
536,000	Huafeng Group Holdings Ltd.(b)	13,748
259,631	Hung Hing Printing Group Ltd.(d)	42,833
524,000	Huscoke Resources Holdings Ltd.	6,889
1,402,000	Hutchison Harbour Ring Ltd.	124,684
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	640,762
16,000	Hycomm Wireless Ltd.(b)	4,331
572,000	IDT International Ltd.(b)	9,289
1,768,000	Imagi International Holdings Ltd.(b)	28,484
995,000	Inspur International Ltd.	31,933
592,500	Interchina Holdings Co.(b)	35,510
120,000	iOne Holdings Ltd.	727
410,000	IPE Group Ltd.	34,349
94,000	IRC Ltd.(b)	13,812
398,000	IT Ltd.	209,294
99,000	ITC Properties Group Ltd.(b)	28,455
72,000	Jinchuan Group International Resources Co. Ltd.(b)	14,106
209,000	Jinhui Holdings Ltd.(b)	39,329
306,000	Jiuzhou Development Co. Ltd.(b)	28,002
290,000	JLF Investment Co. Ltd.(b)	18,502
842,500	Johnson Electric Holdings Ltd.	529,912
308,000	Joyce Boutique Holdings Ltd.	26,597
208,000	Ju Teng International Holdings Ltd.	43,698
584,433	K Wah International Holdings Ltd.	247,071
1,280,000	Kai Yuan Holdings Ltd.(b)	33,490
234,000	Kam Hing International Holdings Ltd.	20,810
42,000	Keck Seng Investments	17,756
17,000	King Stone Energy Group Ltd.(b)	1,315
167,500	Kingboard Chemical Holdings Ltd.	469,557
342,500	Kingboard Laminates Holdings Ltd.	159,802

Shares		Value

HONG KONG (continued)
196,000	Kingmaker Footwear Holdings Ltd.	$31,578
1,742,000	Kingston Financial Group Ltd.	163,902
206,666	Kingway Brewery Holdings Ltd.	71,919
2,280,000	Ko Yo Chemical Group Ltd.(b)	39,966
417,000	Kowloon Development Co. Ltd.	437,496
368,000	KWG Property Holding Ltd.	243,321
620,000	Lai Fung Holdings Ltd.	11,267
5,146,750	Lai Sun Development Co. Ltd.(b)	80,266
520,000	Lai Sun Garment International Ltd.(b)	42,224
9,000	LAM Soon Hong Kong Ltd.	5,220
116,000	Le Saunda Holdings Ltd.	40,218
68,000	Lee & Man Chemical Co. Ltd.	54,252
34,000	Lee & Man Handbags Holding Ltd.	3,944
1,271,200	Lee & Man Paper Manufacturing Ltd.	596,388
4,055,000	Lijun International Pharmaceutical Holding Ltd.	888,492
1,924,000	Lippo China Resources Ltd.	48,356
102,000	Lippo Ltd.	36,285
156,000	Liu Chong Hing Investment Ltd.(d)	162,863
62,500	LK Technology Holdings Ltd.	14,822
244,000	Lonking Holdings Ltd.	88,686
588,000	Loudong General Nice Resources China Holdings Ltd.(c)(d)	46,230
361,000	Luen Thai Holdings Ltd.	48,855
110,000	Luk Fook Holdings International Ltd.	314,037
52,000	Luks Group Vietnam Holdings Co. Ltd.	10,992
98,000	Lung Kee (Bermuda) Holdings(d)	46,482
1,658,000	Magnificent Estates	68,383
38,000	Man Yue Technology Holdings Ltd.	7,934
58,500	Mascotte Holdings Ltd.(b)	4,147
194,375	Media China Corp. Ltd.(b)	2,305
580,000	Mei Ah Entertainment Group Ltd.(b)	9,195
673,000	Melco International Development Ltd.(b)	707,814
48,000	Midland Holdings Ltd.	24,252
108,000	MIN XIN Holdings Ltd.	57,907
92,000	Ming Fai International Holdings Ltd.	9,605
650,000	Ming Fung Jewellery Group Ltd.(b)	37,281
310,000	Mingfa Group International Co. Ltd.	92,697
690,000	Mingyuan Medicare Development Co. Ltd.(b)	17,698
256,000	Minmetals Land Ltd.	32,336

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
280,000	Minmetals Resources Ltd.(b)	$142,911
42,000	Miramar Hotel & Investment Co. Ltd.	46,446
243,000	Mongolia Energy Corp. Ltd.(b)	20,358
6,221,148	Nan Hai Corp. Ltd.(b)	24,055
10,000	Natural Beauty Bio-Technology Ltd.	1,933
262,000	Neo-Neon Holdings Ltd.	45,926
69,500	NetDragon Websoft, Inc.	47,924
872,000	New Century Group Hong Kong Ltd.	16,409
8,000	New Focus Auto Tech Holdings Ltd.(b)	1,681
4,175,000	New Smart Energy Group Ltd.(b)	27,982
228,500	New Times Energy Corp Ltd(b)	28,567
857,100	New World China Land Ltd.	264,024
45,000	New World Department Store China Ltd.	30,740
300,000	Neway Group Holdings Ltd.	812
604,000	Newocean Energy Holdings Ltd.	124,558
434,000	Next Media Ltd.(b)	36,359
266,000	Nine Dragons Paper Holdings Ltd.	219,420
260,000	North Asia Resources Holdings Ltd.(b)	9,718
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	23,764
23,000	Oriental Ginza Holdings Ltd.(b)	845
291,200	Oriental Watch Holdings	121,980
42,000	Overseas Chinese Town Asia Holdings Ltd.	15,969
718,164	Pacific Andes International Holdings Ltd.	49,058
12,224,000	Pacific Basin Shipping Ltd.(d)	6,428,170
450,000	Pacific Century Premium Developments Ltd.(b)	106,720
236,000	Pacific Textile Holdings Ltd.	156,651
323,240	Paliburg Holdings Ltd.	95,406
697,000	PCCW Ltd.	259,624
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.	42,492
296,000	Phoenix Satellite Television Holdings Ltd.	101,482
368,000	Pico Far East Holdings Ltd.	88,696
280,000	PME Group Ltd.(b)	4,547
990,977	PNG Resources Holdings Ltd.(b)	15,199
508,000	Poly Hong Kong Investments Ltd.(b)	265,830
1,200,000	Polytec Asset Holdings Ltd.	128,373
109,000	Ports Design Ltd.(c)(d)	159,876
927,000	Pou Sheng International Holdings Ltd.(b)	86,025

Shares		Value

HONG KONG (continued)
560,000	Prosperity International Holdings (Hong Kong) Ltd.	$27,788
68,000	Public Financial Holdings Ltd.	29,361
1,546,000	PYI Corp. Ltd.	39,852
973,335	Qin Jia Yuan Media Services Co. Ltd.	13,172
212,000	Real Nutriceutical Group Ltd.	55,195
386,200	Regal Hotels International Holdings Ltd.	160,779
1,800,000	REXLot Holdings Ltd.	162,399
96,000	Richfield Group Holdings Ltd.	4,949
96,000	Rising Development Holdings Ltd.(b)	13,116
78,000	Royale Furniture Holdings Ltd.	25,133
176,000	SA SA International Holdings Ltd.	109,565
292,000	Samling Global Ltd.	27,850
291,000	Samson Holding Ltd.	38,632
92,000	SEA Holdings Ltd.(d)	43,874
20,000	SEEC Media Group Ltd.(b)	696
124,516	Shanghai Industrial Holdings Ltd.	416,463
271,000	Shanghai Industrial Urban Development Group Ltd.(b)	57,982
3,660,000	Shanghai Zendai Property Ltd.(b)(d)	66,042
42,000	Sheng Yuan Holdings Ltd.(b)	2,328
150,000	Shenyin Wanguo HK Ltd.	46,593
208,000	Shenzhen High-Tech Holdings Ltd.	12,734
2,877,500	Shenzhen International Holdings Ltd.	196,564
612,000	Shenzhen Investment Ltd.	142,772
339,129	Shimao Property Holdings Ltd.	448,462
149,000	Shougang Concord Grand Group(b)	5,761
1,456,000	Shougang Concord International Enterprises Co. Ltd.	77,880
888,000	Shougang Fushan Resources Group Ltd.	311,312
651,750	Shun Tak Holdings Ltd.	269,650
376,000	Silver Grant International Ltd.(b)	79,962
338,000	SIM Technology Group Ltd.	23,089
268,000	Sing Tao News Corp. Ltd.	38,687
782,000	Singamas Container Holdings Ltd.	234,842
28,000	Sino Biopharmaceutical.	7,579
1,825,000	Sino Oil And Gas Holdings Ltd.(b)	45,633
86,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	4,545
1,240,000	Sino Union Energy Investment Ltd.(b)	105,482
530,000	Sinofert Holdings Ltd.	115,445
374,250	Sinolink Worldwide Holdings Ltd.(b)	29,907
73,000	SinoMedia Holding Ltd.	42,998

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
276,000	Sinopec Kantons Holdings Ltd.	$196,008
316,000	Sinotrans Shipping Ltd.	75,348
38,000	SIS International Holdings	14,693
454,429	Skyworth Digital Holdings Ltd.	186,255
106,910	SmarTone Telecommunications Holding Ltd.	201,180
407,934	SMI Corp. Ltd.(b)	14,196
66,843	SOCAM Development Ltd.	72,110
283,000	Solargiga Energy Holdings Ltd	23,709
110,000	Solartech International Holdings Ltd.(b)	1,262
366,000	Solomon Systech International Ltd.(b)	9,906
696,000	South China China Ltd.(d)	48,441
794,000	SRE Group Ltd.	39,400
98,000	Stella International Holdings Ltd.	260,200
55,000	Stelux Holdings International Ltd.	13,327
204,000	Success Universe Group Ltd.(b)	5,785
16,000	Sun Hing Vision Group Holdings Ltd.	5,836
305,054	Sun Hung Kai & Co. Ltd.	158,058
1,430,000	Sun Innovation Holdings Ltd.(b)	31,886
566,000	Sunwah Kingsway Capital Holdings Ltd.	8,389
1,347,000	Superb Summit International Timber Co. Ltd.(b)(c)(d)	23,959
435,000	Sustainable Forest Holdings Ltd.	8,018
96,000	Symphony Holdings Ltd.	4,702
302,000	TAI Cheung Holdings Ltd.	214,473
174,000	Tak Sing Alliance Holdings Ltd.	16,147
720,000	Talent Property Group Ltd.(b)	26,912
6,000	Tan Chong International Ltd.	1,539
6,000	Tao Heung Holdings Ltd.	3,055
296,000	TCC International Holdings Ltd.	102,245
367,000	TCL Communication Technology Holdings Ltd.	146,636
152,000	TCL Multimedia Technology Holdings Ltd.(b)	86,396
97,000	Techtronic Industries Co.	117,145
61,000	Television Broadcasts Ltd.	448,145
108,000	Texhong Textile Group Ltd.	45,797
272,000	Texwinca Holdings Ltd.	333,048
185,800	Tian An China Investment Co. Ltd.	88,366
106,000	Tianjin Development Holdings Ltd.(b)	47,408
730,000	Tianjin Port Development Holdings Ltd.	98,793
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	85,891
218,000	Tom Group Ltd.(b)	19,106
256,252	Tomson Group Ltd.	59,450
1,740,000	Tongda Group Holdings Ltd.	74,008

Shares		Value

HONG KONG (continued)
276,000	Town Health International Investments Ltd.	$27,747
203,000	Towngas China Co. Ltd.	143,904
240,000	TPV Technology Ltd.	55,061
154,000	Tradelink Electronic Commerce Ltd.	23,422
87,600	Transport International Holdings Ltd.	180,424
82,000	Trinity Ltd.	68,592
394,000	Truly International Holdings Ltd.	58,907
128,000	TSC Group Holdings Ltd.(b)	19,962
20,000	Tse Sui Luen Jewellery International Ltd.	16,627
194,000	Tysan Holdings Ltd.(d)	38,257
1,230,000	United Energy Group Ltd.(b)	267,920
142,500	United Laboratories International Holdings Ltd. (The)	57,487
230,000	Universal Technologies Holdings Ltd.	12,451
84,000	Value Convergence Holdings Ltd.(b)	12,018
277,000	Value Partners Group Ltd.	169,585
188,000	Varitronix International Ltd.	94,259
348,000	Vedan International Holdings Ltd.(d)	22,427
156,314	Victory City International Holdings Ltd.	17,931
20,000	Vinda International Holdings Ltd.	35,625
244,000	Vitasoy International Holdings Ltd.	179,258
404,000	VODone Ltd.	57,799
26,000	VST Holdings Ltd.(b)	6,300
51,000	VTech Holdings Ltd.	571,878
2,064,354	Wah Nam International Holdings Ltd.(b)	121,062
1,640,000	Wang On Group Ltd.	17,756
136,000	Wasion Group Holdings Ltd.	57,495
64,000	Water Oasis Group Ltd.	9,899
96,000	Win Hanverky Holdings Ltd.	9,404
29,495	Wing Hang Bank Ltd.	313,819
77,000	Wing On Co. International Ltd.(d)	169,707
230,000	Wing Tai Properties Ltd.(c)(d)	96,641
254,000	Winteam Pharmaceutical Group Ltd.(b)	42,559
838,000	Xinyi Glass Holdings Ltd.	542,203
96,500	XTEP International Holdings	43,905
230,000	Yeebo International Holdings(d)	38,538
45,000	YGM Trading Ltd.	119,480
1,733,500	Yingde Gases Group Co.	2,015,321
162,000	Yip’s Chemical Holdings Ltd.	127,368
1,436,200	Yuexiu Property Co. Ltd.	322,091

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
230,191	Yuexiu Transport Infrastructure Ltd.	$111,259
906,000	Yugang International Ltd.	4,904

		68,089,631

HUNGARY — 0.0%
2,915	EGIS Pharmaceuticals Plc	195,116
40	EMASZ Rt.	2,622
28,924	FHB Mortgage Bank Plc(b)	76,373
57	Fotex Holding SE Co. Ltd.(b)(c)(d)	54
28,929	Magyar Telekom Telecommuni- cations Plc	72,914
5,822	Richter Gedeon Nyrt	1,007,432

		1,354,511

INDIA — 1.0%
355	3M India Ltd.(b)	26,952
1,375	Aban Offshore Ltd.	10,810
18,184	ABB Ltd.	281,559
7,510	ABG Shipyard Ltd.(b)	54,059
25,816	ACC Ltd.	605,721
176,085	Adani Power Ltd.(b)	214,844
25,742	Aditya Birla Nuvo Ltd.(d)	454,759
6,786	AIA Engineering Ltd.(b)	45,712
3,521	AKZO Nobel India Ltd.	58,294
20,592	Alembic Pharmaceuticals Ltd.(b)	21,256
36,030	Allahabad Bank	113,491
810	Allcargo Logistics Ltd.	1,823
188,105	Alok Industries Ltd.	69,959
185,329	Amara Raja Batteries Ltd.(d)	1,030,387
290,951	Ambuja Cements Ltd.	831,446
29,480	Amtek Auto Ltd.	70,847
35,532	Andhra Bank.	78,548
291	Apar Industries Ltd.(b)	828
149,371	Apollo Hospitals Enterprise Ltd.(d)	1,785,933
43,566	Apollo Tyres Ltd.	74,484
110,372	Arvind Ltd.(b)	181,999
719,185	Ashok Leyland Ltd.(b)	439,426
77,677	Aurobindo Pharma Ltd.(b)	193,971
612	Aventis Pharma Ltd.	25,548
422,124	Bajaj Electricals Ltd.(d)	1,577,959
7,450	Bajaj Finance Ltd.	123,130
20,488	Bajaj Finserv Ltd.	285,355
224,250	Bajaj Hindusthan Ltd.	129,571
32,171	Bajaj Holdings and Investment Ltd.(d)	512,935
12,115	Balkrishna Industries Ltd.	66,678
189,807	Ballarpur Industries Ltd.(d)	89,321
2,239	Balmer Lawrie & Co. Ltd.	23,282
936	Bank of India	6,278
4,339	BASF India Ltd.	50,635
3,947	Bata India Ltd.	65,833
9,632	BEML Ltd.(b)	97,417

Shares		Value

INDIA (continued)
763,273	Berger Paints India Ltd.(d)	$1,739,451
17,377	Berger Paints India Ltd.	39,601
2,434	Bharat Electronics Ltd.(b)	68,078
39,760	Bharat Forge Ltd.(b)	243,690
6,372	Bharat Petroleum Corp. Ltd.	81,047
60,760	Bhushan Steel Ltd.	498,071
19,899	Biocon Ltd.	90,773
11,513	Birla Corp. Ltd.(d)	55,970
1,274	Blue Dart Express Ltd.	48,106
4,107	Bombay Rayon Fashions Ltd.(b)	19,693
10,113	Britannia Industries Ltd.	107,549
459	Cadila Healthcare Ltd.	6,341
15,431	Canara Bank	127,650
7,476	Carborundum Universal Ltd.	23,478
29,868	Century Plyboards India Ltd.(b)(d)	34,855
18,212	Century Textile & Industries Ltd.	112,659
6,433	CESC Ltd.	31,677
38,402	Chambal Fertilizers & Chemicals Ltd.	55,344
9,705	Cholamandalam Investment and Finance Co. Ltd.	33,147
1,594	Clariant Chemicals India Ltd.	18,593
1,522	CMC Ltd.	26,281
10,128	Colgate Palmolive India Ltd.	213,322
3,187	Consolidated Construction Consortium Ltd.	937
25,373	Coromandel International Ltd.	123,254
90,496	CRISIL Ltd.(d)	1,785,879
60,376	Crompton Greaves Ltd.	149,680
17,092	Cummins India Ltd.	156,650
128,260	Dabur India Ltd.	272,096
2,774	Dalmia Bharat Enterprises Ltd.	6,738
6,484	DB Corp. Ltd.	25,647
54,708	DB Realty Ltd.(b)	76,352
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	32,347
120,805	Dish TV India Ltd.(b)	137,539
3,236	Divi’s Laboratories Ltd.	52,562
80,935	Edelweiss Financial Services Ltd.	45,459
3,496	Educomp Solutions Ltd.	12,909
4,564	Eicher Motors Ltd.	197,122
25,575	EID Parry India Ltd.	87,449
13,381	EIH Ltd.	21,328
1,898	Elder Pharmaceuticals Ltd.	11,387
189,598	Emami Ltd.(b)(d)	1,644,142
195	Escorts Ltd.	273
20,708	Essar Ports Ltd.(b)	35,502
31,009	Essar Shipping Ltd.(b)	17,917
36,761	Exide Industries Ltd.	89,984
4,776	FDC Ltd.	7,250
60,849	Federal Bank Ltd.(b)(d)	487,254
6,289	Federal-Mogul Goetze India Ltd.(b)	32,877

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

INDIA (continued)
3,815	Financial Technologies India Ltd.(b)	$49,544
505,954	Fortis Healthcare Ltd.(b)(d)	1,031,589
9,586	Future Capital Holdings Ltd.(b)	25,811
29,363	Gammon India Ltd.	25,909
396	Ganesh Housing Corp. Ltd.	729
32,742	Gateway Distriparks Ltd.	94,094
4,492	Geojit BNP Paribas Financial Services Ltd.	1,504
1,177	Gillette India Ltd.	57,598
22,442	Gitanjali Gems Ltd.(b)	138,889
3,418	GlaxoSmithKline Consumer Healthcare Ltd.	181,602
7,102	GlaxoSmithKline Pharmaceuticals Ltd.(d)	286,512
14,696	Glenmark Pharmaceuticals Ltd.	90,909
22,105	GMR Infrastructure Ltd.(b)	11,283
273	Godfrey Phillips India Ltd.	19,321
30,654	Godrej Consumer Products Ltd.	314,102
23,771	Godrej Industries Ltd.	120,411
4,689	Godrej Properties Ltd.	52,602
3,081	Gokul Refoils & Solvent Ltd.	4,736
50,128	Great Eastern Shipping Co. Ltd. (The)(d)	241,604
17,225	Greaves Cotton Ltd.	26,524
2,596	Grindwell Norton Ltd.	13,054
3,202	Gruh Finance Ltd.	41,264
15,133	Gujarat Alkalies & Chemicals(b)	36,181
8,892	Gujarat Flourochemicals Ltd.	77,860
8,789	Gujarat Gas Co. Ltd.	53,785
29,561	Gujarat Mineral Development Corp. Ltd.(b)	104,445
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	41,866
538,756	Gujarat Pipavav Port Ltd.(b)(d)	623,608
16,929	Gujarat State Fertilisers & Chemicals(b)	141,985
52,661	Gujarat State Petronet Ltd.(b)	66,251
3,304	Gulf Oil Corp Ltd.(b)	5,110
6,229	Havells India Ltd.	65,865
2,793	HBL Power Systems Ltd.(b)	816
27,483	HeidelbergCement India Ltd(b)	16,088
18,832	Hexa Tradex Ltd.(b)(d)	26,801
137,134	Hexaware Technologies Ltd.	336,720
4,530	Himadri Chemicals & Industries(b)	3,000
375	Hinduja Ventures Ltd.	2,809
248,507	Hindustan Construction Co.	99,969
4,729	Hindustan Petroleum Corp. Ltd.(b)	27,100
430	Honeywell Automation India Ltd.	22,251
17,519	Housing Development & Infrastructure Ltd.(b)	26,777
15,443	HSIL Ltd.	48,747
16,049	HT Media Ltd.	38,691

Shares		Value

INDIA (continued)
1,883	HTMT Global Solutions Ltd.(b)(d)	$11,255
56,473	ICRA Ltd.(d)	1,198,149
94,790	IDBI Bank Ltd.	182,835
3,116	India Cements Ltd.	5,002
85,322	India Infoline Ltd.(b)	89,370
29,515	Indiabulls Financial Services Ltd.	135,814
20,989	Indian Bank	90,667
230,293	Indian Hotels Co. Ltd.(d)	271,151
29,466	Indian Overseas Bank	48,756
10,119	Indraprastha Gas Ltd.(b)	41,897
45,438	IndusInd Bank Ltd.	287,415
1,734	Info Edge India Ltd.(b)	25,089
16,196	Infotech Enterprises Ltd.	50,017
475,747	Infrastructure Development Finance Co. Ltd.	1,090,517
40,792	ING Vysya Bank Ltd.(d)	281,751
2,118	Ingersoll-Rand India Ltd.	20,097
290,282	Ipca Laboratories Ltd.(d)	1,988,459
21,385	IRB Infrastructure Developers Ltd.(b)	69,653
24,079	IVRCL Infrastructures & Projects Ltd.(b)	28,168
16,485	Jagran Prakashan Pvt Ltd.(b)	30,593
16,998	Jai Corp. Ltd.	21,933
15,000	Jain Irrigation Systems Ltd.	25,133
750	Jain Irrigation Systems Ltd. - DVR	608
8,452	Jaiprakash Power Ventures Ltd.(b)	6,503
7,028	Jammu & Kashmir Bank Ltd.(b)(d)	124,690
9,049	Jet Airways India Ltd.(b)	57,694
6,226	Jindal Poly Films Ltd.	23,091
94,163	Jindal Saw Ltd.(d)	277,486
6,613	Jindal Stainless Ltd.(b)	9,813
26,695	JSW Energy Ltd.	24,846
10,237	JSW Steel Ltd.	134,557
98,703	Jubilant Foodworks Ltd.(b)	2,217,540
986	Jubilant Industries Ltd.	4,997
5,000	Jubilant Organosys Ltd.(b)	17,173
4,006	Jyothy Laboratories Ltd.	13,398
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	19,264
7,830	Kalpataru Power Transmission Ltd.(b)	14,858
93,172	Karnataka Bank Ltd.	160,532
1,762	Karur Vysya Bank Ltd.	13,541
24,476	KPIT Cummins Infosystems Ltd.	39,083
3,316	KSB Pumps Ltd.	14,032
1,091	Lakshmi Machine Works Ltd.	33,765
109,325	LIC Housing Finance Ltd.	541,024
15,690	Lupin Ltd.	165,251
1,301	Madhucon Projects Ltd.	1,263
21,876	Madras Cements Ltd.	61,435
11,875	Maharashtra Seamless Ltd.(d)	85,108

26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

INDIA (continued)
9,910	Mahindra & Mahindra Financial Services Ltd.	$130,880
294	Mahindra Lifespace Developers Ltd.	1,786
3,619	Manaksia Ltd.(b)	3,434
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	72,093
60,461	Marico Ltd.	205,074
39,550	MAX India Ltd.(b)	148,932
1,025	Merck Ltd.(b)	11,825
16,192	Monnet Ispat & Energy Ltd.	148,708
31,324	Motherson Sumi Systems Ltd.	106,395
13,466	Mphasis Ltd.	94,288
134,813	Nagarjuna Construction Co.(b)	128,418
82,330	Nagarjuna Oil Refinery Ltd.(b)(d)	12,420
104,110	National Aluminium Co. Ltd.(d)	117,741
16,197	NIIT Technologies Ltd.	82,983
38,070	OMAXE Ltd.(b)	109,226
21,234	Opto Circuits India Ltd.(b)	75,548
6,434	Oracle Financial Sevices Software Ltd.(b)	320,357
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	73,492
8,317	Orient Paper & Industries Ltd.	8,822
36,385	Oriental Bank of Commerce	160,177
55	Orissa Minerals Development Co. Ltd.	34,727
14,725	Oswal Chemical & Fertilizers(b)	10,199
20,478	Page Industries Ltd.(d)	1,212,360
2,204	Panacea Biotec Ltd.(b)	3,254
9,873	Patni Computer Systems Ltd.(b)	95,077
3,860	Peninsula Land Ltd.(b)	2,315
104,278	Petronet LNG Ltd.	273,853
1,595	Pfizer Ltd.	39,647
4,125	Phoenix Mills Ltd.	16,414
285,156	Pidilite Industries Ltd.(d)	995,341
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	79,924
7,053	Plethico Pharmaceuticals Ltd.	49,237
40,716	Prism Cement Ltd.(b)	37,085
1,195	Procter & Gamble Hygiene & Health Care Ltd.(d)	46,509
60,577	PTC India Ltd.	68,796
7,850	Punj Lloyd Ltd.(b)	8,036
306,163	Radico Khaitan Ltd.(b)(d)	746,817
14,719	Rain Commodities Ltd.	11,088
24,971	Rajesh Exports Ltd.(b)	67,877
687,192	Rallis India Ltd.(d)	1,481,961
19,421	Ranbaxy Laboratories Ltd.(b)	185,495
22,060	Raymond Ltd.	169,029
49,404	Redington India Ltd.	82,262
53,752	REI Agro Ltd.(b)	11,424
3,937	Reliance Capital Ltd.(b)	24,604
91,273	Reliance Communications Ltd.(b)	129,982
1,446	Reliance Infrastructure Ltd.	14,472

Shares		Value

INDIA (continued)
16,026	Rolta India Ltd.	$26,685
87,447	Ruchi Soya Industries Ltd.	147,681
21,104	Rural Electrification Corp. Ltd.(b)	83,515
9,422	S Mobility Ltd.	11,952
3,688	Sadbhav Engineering Ltd.(b)	9,937
14,299	Satyam Computer Services Ltd.(b)	21,028
14,059	Sesa Goa Ltd.	50,420
5,757	Shipping Corp. of India Ltd.(b)	6,735
2,527	Shoppers Stop Ltd.	16,939
223,438	Shree Renuka Sugars Ltd.	135,674
57,652	Shriram Transport Finance Co. Ltd.	624,764
441,941	Sintex Industries Ltd.(b)	623,078
3,876	SKF India Ltd.	48,910
104	Solar Industries India Ltd.	1,673
426,240	South Indian Bank Ltd.	194,517
9,842	SRF Ltd.	44,634
3,969	State Bank of Bikaner & Jaipur.	28,770
8,719	Sun TV Network Ltd.(b)	47,483
4,547	Sundaram Finance Ltd.	57,899
6,405	Supreme Industries Ltd.	25,286
62,836	Suzlon Energy Ltd.(b)	27,126
38,891	Syndicate Bank.	77,634
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	15,047
32,487	Tata Chemicals Ltd.	208,361
4,726	Tata Investment Corp. Ltd.(b)	40,714
99,640	Tata Tea Ltd.(b)	221,590
7,182	Tech Mahindra Ltd.	96,051
14,853	Time Technoplast Ltd.(b)	15,558
10,567	Timken India Ltd.	49,416
348	Titagarh Wagons Ltd.	2,265
45,835	Titan Industries Ltd.	202,735
71,590	Torrent Pharmaceuticals Ltd.(d)	908,799
25,014	Torrent Power Ltd.	97,137
566	Transport Corp. of India Ltd.	683
2,157	Trent Ltd.	37,635
29,890	Triveni Turbine Ltd.	24,559
697	TTK Prestige Ltd.	45,894
15,066	Tube Investments of India	39,838
8,329	UCO Bank	12,241
10,645	Uflex Ltd.	23,431
13,600	Unichem Laboratories Ltd.	37,019
94,287	Union Bank of India	403,627
2,018	United Breweries Holdings Ltd.	2,757
22,486	United Breweries Ltd.	229,553
43,389	United Phosphorus Ltd.(b)	95,588
3,775	United Spirits Ltd.	55,801
1,120	Vardhman Special Steels Ltd.(b)(c)(d)	446
5,603	Vardhman Textiles Ltd.	22,859
23,739	Videocon Industries Ltd.	77,704
11,180	VIP Industries Ltd.	20,620
902	VST Industries Ltd.	33,598

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

INDIA (continued)
1,793	WABCO India Ltd.	$58,519
15,809	Wockhardt Ltd.(b)	218,311
548	Wyeth Ltd.	9,150
31,014	Yes Bank Ltd.	205,093
180,211	Zee Entertainment Enterprises Ltd.	431,549
14,226	Zee Learn Ltd.(b)	5,520
4,219	Zensar Technologies Ltd.	17,492
621	Zuari Holdings Ltd.(c)(d)	3,939
621	Zuari Industries Ltd.	1,909
68,526	Zydus Wellness Ltd.(d)	495,416

		48,329,697

INDONESIA — 0.5%
99,000	Adhi Karya Persero Tbk PT	10,664
5,429,000	AKR Corporindo Tbk PT	2,436,715
790,000	Aneka Tambang Tbk PT	147,848
77,000	Asahimas Flat Glass Tbk PT	51,945
165,500	Astra Agro Lestari Tbk PT	385,365
42,411,000	Bakrie & Brothers Tbk PT(b)	230,733
9,710,000	Bakrie Sumatera Plantations Tbk PT	316,958
9,876,000	Bakrie Telecom Tbk PT(b)	274,020
6,953,500	Bakrieland Development Tbk PT(b)	88,522
659,666	Bank Bukopin Tbk PT	52,397
505,316	Bank Danamon Indonesia Tbk PT	307,902
3,011,250	Bank Pan Indonesia Tbk PT(b)	281,777
13,000	Bank Permata Tbk PT(b)	2,178
802,000	Bank Tabungan Negara Tbk PT	120,424
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	41,524
312,500	Barito Pacific Tbk PT(b)	24,142
54,000	Bayan Resources Tbk PT	95,479
4,004,000	Bhakti Investama Tbk PT	200,407
223,000	Bisi International PT	20,382
560,000	Budi Acid Jaya Tbk PT	14,928
2,663,600	Bumi Serpong Damai PT	414,444
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	28,592
1,417,500	Charoen Pokphand Indonesia Tbk PT	424,147
5,595,500	Ciputra Development Tbk PT	462,715
238,000	Ciputra Surya Tbk PT	54,382
479,000	Citra Marga Nusaphala Persada Tbk PT	114,662
11,917,500	Darma Henwa Tbk PT(b)	101,144
393,500	Elnusa Tbk PT	8,349
25,671,500	Energi Mega Persada Tbk PT(b)	539,100
36,500	Fajar Surya Wisesa Tbk PT	10,922
947,000	Gajah Tunggal Tbk PT	265,331
2,161,000	Global Mediacom Tbk PT	390,323
994,500	Gozco Plantations Tbk PT	34,627
1,626,500	Hexindo Adiperkasa Tbk PT(d)	1,822,855
1,387,000	Holcim Indonesia Tbk PT	388,611

Shares		Value

INDONESIA (continued)
28,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	$3,287
182,000	Indika Energy Tbk PT	43,567
28,500	Indo Tambangraya Megah Tbk PT	123,266
1,221,000	Indofood Sukses Makmur Tbk PT	644,345
396,000	Indosat Tbk PT	208,977
11,500	Inovisi Infracom Tbk PT(b)	7,195
417,000	Intiland Development Tbk PT(b)	19,510
379,500	Japfa Comfeed Indonesia Tbk PT	174,461
561,000	Jasa Marga Persero Tbk PT	326,571
2,159,500	Kalbe Farma Tbk PT	945,758
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	311,809
13,416,750	Lippo Karawaci Tbk PT	1,211,675
1,437,300	Matahari Putra Prima Tbk PT(b)	147,006
893,000	Mayora Indah Tbk PT(d)	1,943,311
291,500	Medco Energi Internasional Tbk PT	66,607
9,716,500	Media Nusantara Citra Tbk PT	2,378,774
272,000	Mitra Adiperkasa Tbk PT	205,691
1,688,500	Mitra International Resources Tbk PT(b)(c)(d)	29,396
1,246,000	Pakuwon Jati Tbk PT(b)	27,793
2,139,500	Panin Financial Tbk PT(b)	35,618
705,500	Panin Insurance Tbk PT	42,220
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	285,005
827,000	Polychem Indonesia Tbk PT(b)	46,792
1,383,000	Ramayana Lestari Sentosa Tbk PT	129,414
77,500	Resource Alam Indonesia Tbk PT	51,861
4,831,500	Sampoerna Agro Tbk PT(d)	1,721,687
5,073,500	Sentul City Tbk PT(b)	173,892
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	79,267
5,000	Sinar Mas Multiartha Tbk PT	2,176
1,762,000	Summarecon Agung Tbk PT	331,675
45,000	Surya Citra Media Tbk PT	41,619
41,500	Tambang Batubara Bukit Asam Tbk PT	83,312
294,000	Tiga Pilar Sejahtera Food Tbk(b)	22,713
1,562,000	Timah Tbk PT	309,324
410,000	Trada Maritime Tbk PT	41,935
4,875,000	Truba Alam Manunggal Engineering PT(b)	26,522
1,152,000	Tunas Baru Lampung Tbk PT	76,462
539,500	Tunas Ridean Tbk PT	45,200
1,155,500	Wijaya Karya Persero Tbk PT	123,213
70,500	XL Axiata Tbk PT	41,423

		22,694,843

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

IRELAND — 0.3%
109,408	AER Lingus Group Plc(b)	$141,202
220,453	Beazley Plc	506,965
154,534	C&C Group Plc(b)	775,063
22,410	DCC Plc(b)	566,583
51,317	Elan Corp. Plc(b)	709,849
11,035	FBD Holdings Plc(b)	127,081
851,520	Glanbia Plc(b)(d)	6,469,866
339,815	Governor & Co. of The Bank of Ireland (The)(b)	50,379
47,500	Grafton Group Plc.	207,489
222,418	Greencore Group Plc.	255,381
20,066	IFG Group Plc	40,108
30,109	Independent News & Media Plc(b)	10,562
6,355	Irish Continental Group Plc	128,705
156,642	James Hardie Industries SE	1,222,465
291,661	Kenmare Resources Plc(b)	238,206
32,666	Kerry Group Plc - Class A	1,493,289
84,255	Kingspan Group Plc(b)(e)	878,841
6,121	Kingspan Group Plc(e)	63,847
12,329	Paddy Power Plc(b)	804,569
80,334	Smurfit Kappa Group Plc(b)	676,096
132,882	United Drug Plc(b)	407,198

		15,773,744

ISLE OF MAN — 0.0%
4,535	Hansard Global Plc.	10,856

ISRAEL — 1.4%
12,541	Africa Israel Investments Ltd.(b)	47,701
4,663	Airport City Ltd.(b)	22,505
925	Alon Holdings Blue Square Ltd.	3,339
746	AL-ROV Israel Ltd.(b)	18,357
640	Alvarion Ltd.(b)	487
16,296	AudioCodes Ltd.(b)	38,845
28	Bayside Land Corp.	5,479
1,289	Biocell Ltd.(b)	9,946
409	Ceragon Networks Ltd.(b)	3,763
1,003,000	Check Point Software Technologies Ltd.(b)	58,304,390
2,641	Clal Biotechnology Industries Ltd.(b)	10,993
49,365	Clal Industries & Investments Ltd.	181,476
6,999	Clal Insurance Enterprise Holdings Ltd.(b)	109,853
6,078	Compugen Ltd.(b)	31,482
13,567	Delek Automotive Systems Ltd.	113,877
176	Delta-Galil Industries Ltd.	1,445
692	DS Apex Holdings Ltd.	3,224
25,329	El Al Israel Airlines(b)	3,223
2,948	Elbit Systems Ltd.	107,670
905	Electra Ltd.	78,318
1	Electra Real Estate Ltd.(b)	2
750	Elron Electronic Industries Ltd.(b)	3,580
509	Equital Ltd.(b)	4,931

Shares		Value

ISRAEL (continued)
205	Evogene Ltd.(b)	$957
4,175	EZchip Semiconductor Ltd.(b)	171,780
15,405	First International Bank of Israel Ltd.(b)	174,808
3,427	Formula Systems (1985) Ltd.	54,972
26,484	Frutarom Industries Ltd.	252,758
1,557	Gilat Satellite Networks Ltd.(b)	6,365
4,055	Given Imaging Ltd.(b)	78,919
232	Golf & Co. Ltd.	800
1,279	Hadera Paper Ltd.(b)	52,522
3,385	Harel Insurance Investments & Finances Ltd.	129,115
9,063	Hot Telecommunication System Ltd.	91,503
270	Industrial Buildings Corp.(b)	396
206,540	Israel Discount Bank Ltd. - Class A(b)	268,273
477	Ituran Location & Control Ltd.	6,533
1,437	Jerusalem Oil Exploration(b)	27,845
5,171	Kamada Ltd.(b)	37,017
89	Maabarot Products Ltd.	817
2,220	Magic Software Enterprises Ltd.(b)	14,412
9,868	Matrix IT Ltd.	48,858
1,459	Melisron Ltd.	27,119
8,990	Mellanox Technologies Ltd.(b)	518,422
3,805	Menorah Mivtachim Holdings Ltd.(b)	30,068
158,600	Migdal Insurance & Financial Holding Ltd.(b)	233,219
1,673	Mivtach Shamir Holdings Ltd.(b)	39,044
61,197	Mizrahi Tefahot Bank Ltd.(b)	552,679
6,077	Naphtha Israel Petroleum Corp. Ltd.(b)	24,537
736	Neto ME Holdings Ltd.	28,132
1,321	Nice Systems Ltd.(b)	50,107
160,000	Nice Systems Ltd. - ADR(b)	6,147,200
645	Nitsba Holdings 1995 Ltd.(b)	5,691
628,921	Oil Refineries Ltd.(b)	365,517
8,208	Osem Investments Ltd.	125,581
2,872	Paz Oil Co. Ltd.	391,579
7,123	Phoenix Holdings Ltd. (The)	17,654
1,121	Plasson Industries Ltd.	29,895
3,287	RADVision Ltd.(b)	38,408
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	24,557
7,504	REIT 1 Ltd.	14,152
1,644	Retalix Ltd.(b)	34,699
6,910	Scailex Corp. Ltd.(b)	29,367
68,879	Shikun & Binui Ltd.	122,545
13,900	Shufersal Ltd.	48,846
6,039	Strauss Group Ltd.(b)	72,906
220	Suny Electronics Inc., Ltd.(b)	458
35,485	Tower Semiconductor Ltd.(b)	34,488

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

ISRAEL (continued)
2,074	Union Bank of Israel(b)	$7,377

		69,537,783

ITALY — 0.4%
113,237	A2A SpA	71,888
5,394	ACEA SpA	31,173
2,255	AcegasAps SpA	8,238
320,040	Aedes SpA(b)	45,499
3,797	Alerion Cleanpower SpA(b)	19,381
27,658	Amplifon SpA	151,642
33,817	Arnoldo Mondadori Editore SpA	49,956
5,010	Ascopiave SpA	7,958
9,416	Astaldi SpA	72,914
8,828	Autogrill SpA	87,876
10,738	Azimut Holding SpA	105,467
184,358	Banca Carige SpA	192,787
16,412	Banca Generali SpA	200,626
1,325	Banca IFIS SpA	8,261
1,813,905	Banca Monte Dei Paschi di Siena SpA	644,204
131,774	Banca Piccolo Credito Valtellinese Scarl(b)	197,628
87,743	Banca Popolare Dell’Emilia Romagna Scrl(b)	538,449
30,395	Banca Popolare dell’Etruria e del Lazio(b)	49,809
964,975	Banca Popolare di Milano Scarl	474,019
100,732	Banca Popolare di Sondrio Scarl	678,694
34,098	Banca Profilo SpA	11,690
6,411	Banco di Desio e della Brianza SpA	23,167
388,731	Banco Popolare SC	577,339
3,334	Basicnet SpA	9,303
7,670	Biesse SpA(b)	34,316
13,563	Brembo SpA	153,680
186,475	Brioschi Sviluppo Immobiliare SpA(b)	24,412
83,865	Buongiorno SpA(b)	179,395
15,623	Buzzi Unicem SpA(b)	158,927
4,217	Caltagirone Editore SpA	5,415
22,475	Cementir Holding SpA	44,328
389,606	CIR-Compagnie Industriali Riunite SpA	532,223
11,564	Credito Artigiano SpA	13,424
2,627	Credito Bergamasco SpA	60,541
29,592	Credito Emiliano SpA	121,038
13,731	Danieli & C Officine Meccaniche SpA	389,505
4,885	Datalogic SpA	47,204
93,104	Davide Campari-Milano SpA	658,109
50,118	DeA Capital SpA(b)	93,541
23,657	Delclima	13,876
23,657	De’Longhi SpA	333,188
9,154	DiaSorin SpA	241,252
7,151	EEMS Italia SpA(b)	3,900

Shares		Value

ITALY (continued)
1,977	EI Towers(b)	$48,911
4,610	Elica SpA	4,333
1,550	Engineering Ingegneria Informatica SpA	43,394
17,090	ERG SpA	128,719
5,852	Esprinet SpA	25,981
15,793	Eurotech SpA(b)	28,034
49,066	Falck Renewables SpA	56,473
165,312	Finmeccanica SpA	710,299
60,391	Fondiaria-Sai SpA(b)	74,184
457,280	Gemina SpA(b)	390,721
10,615	Geox SpA	34,200
31,642	Gruppo Editoriale L’Espresso SpA	42,680
45,443	Hera SpA	68,273
36,611	Immobiliare Grande Distribuzione REIT	39,133
182,644	IMMSI SpA	136,356
15,907	Impregilo SpA	62,789
16,260	Indesit Co. SpA	94,573
3,035	Industria Macchine Automatiche SpA	55,681
12,364	Intek SpA	5,911
32,568	Interpump Group SpA	290,562
42,806	Iren SpA	28,320
29,802	Italcementi SpA	187,224
2,909	Italmobiliare SpA	55,103
40,005	Juventus Football Club SpA(b)	12,826
198,830	KME Group SpA	81,063
762	Landi Renzo SpA	1,620
12,807	Lottomatica SpA(b)	236,997
29,519	Maire Tecnimont SpA	25,887
8,217	Marcolin SpA	39,048
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	101,568
189,408	Mediaset SpA	450,542
197,050	Mediobanca SpA	962,479
14,995	Mediolanum SpA	61,373
145,710	Milano Assicurazioni SpA(b)	48,508
7,534	Nice SpA	28,143
635,716	Parmalat SpA	1,437,274
70,369	Piaggio & C SpA	212,748
134,537	Pirelli & C SpA	1,638,393
18,004	Poltrona Frau SpA(b)	24,809
210,981	Prelios SpA(b)	44,544
96,013	Premafin Finanziaria SpA(b)	28,723
11,421	Prysmian SpA	185,951
71,976	RCS Mediagroup SpA(b)	63,072
30,604	Recordati SpA	212,882
125,022	Reno de Medici SpA(b)	20,753
490	Reply SpA	11,046
10,919	Retelit SpA(b)	4,986
29	Sabaf SpA	430
82	SAES Getters SpA	849
6,343	Safilo Group SpA(b)	41,628
94,032	Saras SpA(b)	118,869

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

ITALY (continued)
3,675	SAVE SpA	$30,890
11,347	Screen Service Broadcasting Technologies SpA(b)	4,027
159,274	Seat Pagine Gialle SpA(b)	8,433
18,549	Snai SpA(b)	32,459
9,913	Societa Cattolica di Assicurazioni Scrl	185,936
3,795	Societa Iniziative Autostradali e Servizi SpA	23,761
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	20,718
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA	43,173
12,888	SOL SpA	69,945
60,496	Sorin SpA(b)	113,471
6,138	Tamburi Investment Partners SpA	12,675
331,025	Telecom Italia Media SpA(b)	66,033
20,102	Tiscali SpA(b)	942
3,433	Tod’s SpA	395,350
4,797	Trevi Finanziaria Industriale SpA	26,999
6,610	Uni Land SpA(b)(c)(d)	0
365,438	Unione di Banche Italiane SCPA	1,357,344
2,551	Unipol Gruppo Finanziario SpA(b)	76,754
2,770	Vianini Lavori SpA	11,953
10,354	Vittoria Assicurazioni SpA	64,827
13,735	Yoox SpA(b)	196,355
10,167	Zignago Vetro SpA	70,924

		18,888,076

JAPAN — 5.3%
8,000	77 Bank Ltd. (The)	32,064
4,700	A&D Co. Ltd.	17,131
779	Accordia Golf Co. Ltd.	600,056
58,000	Achilles Corp.	78,457
56,800	ADEKA Corp.	523,607
10,900	Aderans Co. Ltd.(b)	121,232
7,200	Advan Co. Ltd.	68,357
28,600	Advantest Corp.	480,010
4,300	Aeon Delight Co. Ltd.	100,121
2,200	Aeon Fantasy Co. Ltd.	34,416
800	Agrex, Inc.	7,435
8,600	Ahresty Corp.	81,864
11,600	Ai Holdings Corp.	73,226
22,400	Aica Kogyo Co. Ltd.	329,379
3,100	Aichi Bank Ltd. (The)	172,589
4,500	Aichi Corp.	19,896
84,000	Aichi Steel Corp.	402,956
9,000	Aichi Tokei Denki Co. Ltd.	35,847
38,100	Aida Engineering Ltd.	216,174
6,700	Aigan Co. Ltd.	28,868
2,800	Ain Pharmaciez, Inc.	150,451
7,400	Aiphone Co. Ltd.	148,760

Shares		Value

JAPAN (continued)
38,000	Air Water, Inc.	$480,711
5,200	Airport Facilities Co. Ltd.	23,382
3,700	Airtech Japan Ltd.	17,332
13,400	Aisan Industry Co. Ltd.	142,828
7,400	Akebono Brake Industry Co. Ltd.	37,538
76,000	Akita Bank Ltd. (The)	250,351
2,100	Alconix Corp.	47,634
7,400	Alfresa Holdings Corp.	342,472
79,500	Allied Telesis Holdings KK	80,655
11,100	Alpen Co. Ltd.	226,477
3,200	Alpha Corp.	40,842
3,360	Alpha Systems, Inc.	48,565
30,200	Alpine Electronics, Inc.	399,061
86,600	Alps Electric Co. Ltd.	796,147
5,800	Altech Co. Ltd.	18,888
1,500	Altech Corp.	11,630
83,000	Amada Co. Ltd.	567,610
16,800	Amano Corp.	151,293
5	Amiyaki Tei Co. Ltd.	13,840
3,500	Amuse, Inc.	47,783
61,000	Ando Corp.	85,571
13,000	Anest Iwata Corp.	63,176
31,000	Anritsu Corp.	407,690
12,400	AOC Holdings, Inc.	69,269
1,800	AOI Electronic Co. Ltd.	30,436
16,800	AOKI Holdings, Inc.	330,361
69,000	Aomori Bank Ltd. (The)	207,415
24,100	Aoyama Trading Co. Ltd.	499,266
10,600	Arakawa Chemical Industries Ltd.	91,741
25,000	Araya Industrial Co. Ltd.	39,767
8,700	Arc Land Sakamoto Co. Ltd.	136,646
17,638	Arcs Co. Ltd.	379,535
3,600	Argo Graphics, Inc.	50,276
191,400	Ariake Japan Co. Ltd.(d)	3,864,439
22,800	Arisawa Manufacturing Co. Ltd.(b)	83,672
6,200	Arnest One Corp.	70,666
5,190	As One Corp.	114,279
4,000	Asahi Co. Ltd.	78,808
20,000	Asahi Diamond Industrial Co. Ltd.	222,946
6,850	Asahi Holdings, Inc.	135,130
13,000	Asahi Kogyosha Co. Ltd.	54,221
3,000	Asahi Net, Inc.	13,865
32,000	Asahi Organic Chemicals Industry Co. Ltd.	82,565
23,000	Asanuma Corp.(b)	19,877
12,400	Asatsu-DK, Inc.	360,631
31	Asax Co. Ltd.	34,362
24,000	Ashimori Industry Co. Ltd.(b)	31,263
29,000	Asics Corp.	314,917
18,000	ASKA Pharmaceutical Co. Ltd.	104,384
12,000	Asunaro Aoki Construction Co. Ltd.	70,491

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
10,300	Atom Corp.	$42,702
77,000	Atsugi Co. Ltd.	91,621
20,300	Autobacs Seven Co. Ltd.	975,081
1,300	Avex Group Holdings, Inc.	14,751
129,000	Awa Bank Ltd. (The)	762,625
9,300	Azbil Corp.	200,118
47,000	Bando Chemical Industries Ltd.	173,660
3,000	Bank of Iwate Ltd. (The)	131,137
7,000	Bank of Kochi Ltd. (The)	8,417
43,000	Bank of Nagoya Ltd. (The)	138,953
15,100	Bank of Okinawa Ltd. (The)(d)	632,634
45,000	Bank of Saga Ltd. (The)	114,980
25,200	Bank of the Ryukyus Ltd.	325,100
8,100	Belc Co. Ltd.	120,932
20,200	Belluna Co. Ltd.	160,659
17,500	Best Denki Co. Ltd.(b)	42,523
297	Bic Camera, Inc.	146,566
500	BML, Inc.	12,594
2,100	Bookoff Corp.	20,253
27,000	Bunka Shutter Co. Ltd.	102,129
4,600	CAC Corp.	40,273
63,000	Calsonic Kansei Corp.	356,663
20	Can Do Co. Ltd.	26,804
8,600	Canon Electronics, Inc.	212,953
11,400	Canon Marketing Japan, Inc.	147,640
6,200	Capcom Co. Ltd.	141,876
17,100	Casio Computer Co. Ltd.(b)	114,585
9,900	Cawachi Ltd.	238,696
137,000	Central Glass Co. Ltd.	562,826
2,000	Central Security Patrols Co. Ltd.	19,765
1,000	Central Sports Co. Ltd.	13,489
22,650	Century Tokyo Leasing Corp.	455,326
10,800	Chiba Kogyo Bank Ltd. (The)(b)	56,273
19,000	Chino Corp.	51,165
8,400	Chiyoda Co. Ltd.	195,797
41,000	Chiyoda Corp.	497,608
1,700	Chiyoda Integre Co. Ltd.	21,420
500	Chofu Seisakusho Co. Ltd.	11,949
46,000	Chori Co. Ltd.	63,377
12,400	Chubu Shiryo Co. Ltd.	80,140
40,000	Chuetsu Pulp & Paper Co. Ltd.	83,667
153,000	Chugai Mining Co. Ltd.(b)	38,327
28,000	Chugai Ro Co. Ltd.	92,234
61,000	Chugoku Bank Ltd. (The)	773,196
27,000	Chugoku Marine Paints Ltd.	161,310
44,000	Chukyo Bank Ltd. (The)	108,567
4,900	Chuo Denki Kogyo Co. Ltd.	25,286
7,000	Chuo Spring Co. Ltd.	28,845
69,200	Citizen Holdings Co. Ltd.	435,967
24,700	CKD Corp.	184,384
48,000	Clarion Co. Ltd.(b)	134,068
7,400	Cleanup Corp.	56,075
2,000	CMIC Holdings Co. Ltd.	33,818
11,700	CMK Corp.(b)	60,815

Shares		Value

JAPAN (continued)
22,200	Coca-Cola Central Japan Co. Ltd.	$291,403
9,000	Coca-Cola West Co. Ltd.	163,226
11,890	Cocokara Fine, Inc.	371,711
15,500	Colowide Co. Ltd.	113,959
4,100	Computer Engineering & Consulting Ltd.	21,568
4,400	Computer Institute of Japan Ltd.	19,564
71,300	COMSYS Holdings Corp.	721,573
4,000	Co-Op Chemical Co. Ltd.(b)	5,411
8,600	Corona Corp.	120,641
7,000	Cosel Co. Ltd.	99,775
199,000	Cosmo Oil Co. Ltd.	553,332
3,500	Cosmos Pharmaceutical Corp.	197,050
2,700	Create Medic Co. Ltd.	28,069
5,300	CTI Engineering Co. Ltd.	34,585
23	Cybernet Systems Co. Ltd.	5,874
22,000	Dai Nippon Toryo Co. Ltd.	24,248
5,000	Daibiru Corp.	38,452
200,000	Daicel Corp.	1,272,545
9,000	Dai-Dan Co. Ltd.	56,814
17,000	Daido Kogyo Co. Ltd.	31,513
13,000	Daido Metal Co. Ltd.	156,150
109,000	Daido Steel Co. Ltd.	681,249
5,300	Daidoh Ltd.	43,149
8,150	Daiei, Inc. (The)(b)	26,949
21,000	Daihen Corp.	70,491
11,000	Daiho Corp.(b)	15,293
22,000	Daiichi Jitsugyo Co. Ltd.	113,252
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	20,749
28,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	84,870
27,000	Daiken Corp.	89,617
19,000	Daiki Aluminium Industry Co. Ltd.	63,302
3,200	Daiko Clearing Services Corp.	11,904
100	Daikoku Denki Co. Ltd.	1,438
1,000	Daikokutenbussan Co. Ltd.	27,680
148,000	Daikyo, Inc.	389,279
5,300	Dainichi Co. Ltd.	51,048
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	181,225
85,000	Dainippon Screen Manufacturing Co. Ltd.	771,856
26,000	Daio Paper Corp.	144,589
38,000	Daisan Bank Ltd. (The)	76,628
11,910	Daiseki Co. Ltd.	206,158
32,000	Daishi Bank Ltd. (The)	99,800
26,000	Daiso Co. Ltd.	77,179
55,000	Daito Bank Ltd. (The)	47,533
5,200	Daito Electron Co. Ltd.	26,573
13,000	Daiwa Industries Ltd.	65,944
91,000	Daiwabo Holdings Co. Ltd.	193,763

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
33	Daiwahouse Residential Investment Corp. REIT	$226,090
10,400	DC Co. Ltd.	42,595
63,060	DCM Holdings Co. Ltd.	477,847
211,000	Denki Kagaku Kogyo KK	824,549
25,000	Denki Kogyo Co. Ltd.	113,665
12,600	Denyo Co. Ltd.	163,181
19,000	Descente Ltd.	108,993
151,000	DIC Corp.	315,844
3,200	Disco Corp.	192,184
7,200	Don Quijote Co. Ltd.	264,860
5,350	Doshisha Co. Ltd.	156,198
4,574	Doutor Nichires Holdings Co. Ltd.	62,274
71,000	Dowa Holdings Co. Ltd.	457,089
12	Dr Ci:Labo Co. Ltd.	55,762
23	Dream Incubator, Inc.(b)	24,371
6,800	DTS Corp.	92,921
6,600	Dunlop Sports Co. Ltd.	85,889
40,300	Duskin Co. Ltd.	780,863
39	Dwango Co. Ltd.	58,129
4,400	Dydo Drinco, Inc.	179,108
4,000	Dynic Corp.	8,267
783	eAccess Ltd.	157,600
11,000	Eagle Industry Co. Ltd.	106,363
4,500	Earth Chemical Co. Ltd.	163,170
242,000	Ebara Corp.	985,095
300	Echo Trading Co. Ltd.	2,657
35,600	EDION Corp.	223,838
58,000	Ehime Bank Ltd. (The)	163,452
11,000	Eidai Co. Ltd.	49,186
58,000	Eighteenth Bank Ltd. (The)	163,452
6,400	Eiken Chemical Co. Ltd.	88,176
2,000	Eizo Nanao Corp.	38,677
2,100	Elematec Corp.	30,432
3,100	Enplas Corp.	84,800
14	EPS Corp.	34,860
17,500	ESPEC Corp.	160,227
2,800	Excel Co. Ltd.	26,057
12,300	Exedy Corp.	347,863
23,000	Ezaki Glico Co. Ltd.	275,689
3,100	F&A Aqua Holdings, Inc.	33,547
381	Faith, Inc.	47,005
3,000	Falco SD Holdings Co. Ltd.	33,930
447,900	FCC Co. Ltd.(d)	9,183,521
15,000	FDK Corp.(b)	17,660
800	Felissimo Corp.	11,293
54,200	FIDEA Holdings Co. Ltd.	134,414
5,000	First Baking Co. Ltd.(b)	5,636
15,100	Foster Electric Co. Ltd.	227,143
4,300	FP Corp.	277,906
34,000	France Bed Holdings Co. Ltd.	66,007
4,000	F-Tech, Inc.	82,966
73,600	Fudo Tetra Corp.(b)	133,667
5,900	Fuji Co. Ltd.	135,676
10,600	Fuji Corp. Ltd.	58,815

Shares		Value

JAPAN (continued)
220,000	Fuji Electric Co. Ltd.	$589,679
7,500	Fuji Electronics Co. Ltd.	112,819
19,000	Fuji Kyuko Co. Ltd.	119,464
26,600	Fuji Oil Co. Ltd.	362,485
36,000	Fujibo Holdings, Inc.	79,810
4,600	Fujicco Co. Ltd.	57,442
12,100	Fujikura Kasei Co. Ltd.	70,775
111,000	Fujikura Ltd.	348,960
3,000	Fujikura Rubber Ltd.	10,972
8,500	Fujimori Kogyo Co. Ltd.	146,280
4,800	FUJISOFT, Inc.	85,010
2,000	Fujita Kanko, Inc.	7,540
47,000	Fujitec Co. Ltd.	294,927
600	Fujitsu Frontech Ltd.	3,855
18,000	Fujitsu General Ltd.	154,885
7,700	FuKoKu Co. Ltd.	88,052
19,000	Fukuda Corp.	69,489
71,000	Fukui Bank Ltd. (The)	222,320
2,600	Fukushima Industries Corp.	37,971
105,000	Fukuyama Transporting Co. Ltd.	574,712
7,800	Funai Consulting Ltd.	57,347
7,000	Funai Electric Co. Ltd.	129,409
48,000	Furukawa Co. Ltd.(b)	45,691
201,000	Furukawa Electric Co. Ltd.	548,823
55,000	Furukawa-Sky Aluminum Corp.	164,642
4,000	Furusato Industries Ltd.	42,535
13,000	Fuso Pharmaceutical Industries Ltd.	35,984
27,700	Futaba Corp.	433,680
24,700	Futaba Industrial Co. Ltd.(b)	133,338
3	Future Architect, Inc.	1,296
14,300	Fuyo General Lease Co. Ltd.	466,756
900	G-7 Holdings, Inc.	4,622
20,000	Gakken Holdings Co. Ltd.	48,096
6,400	Gecoss Corp.	32,545
108	Geo Holdings Corp.	130,942
10,200	Glory Ltd.	219,101
16,800	GMO internet, Inc.	90,271
21,000	Godo Steel Ltd.	48,397
6,480	Goldcrest Co. Ltd.	111,598
33,000	Goldwin, Inc.	210,797
2,000	Gourmet Kineya Co. Ltd.(b)	11,498
114,000	GS Yuasa Corp.	591,132
36,000	GSI Creos Corp.	54,559
2,090	Gulliver International Co. Ltd.	74,998
28,000	Gun-Ei Chemical Industry Co. Ltd.	72,946
71,000	Gunma Bank Ltd. (The)	361,047
64,000	Gunze Ltd.	174,749
6,600	H.I.S. Co. Ltd.	214,103
65,000	H2O Retailing Corp.	573,146
9,000	Hachijuni Bank Ltd. (The)	49,148
5,800	Hakudo Co. Ltd.	51,215
10,630	Hakuhodo DY Holdings, Inc.	667,038
9,600	Hakuto Co. Ltd.	93,186

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
1,400	Hamakyorex Co. Ltd.	$49,852
13,500	Hamamatsu Photonics KK	540,237
172,000	Hanwa Co. Ltd.	723,848
1,400	Happinet Corp.	14,729
5,100	Harashin Narus Holdings Co. Ltd.	88,790
7,400	Hard Off Corp. Co. Ltd.	56,538
8,400	Harima Chemicals, Inc.	59,970
1,300	Haruyama Trading Co. Ltd.	8,076
160,500	Haseko Corp.(b)	116,596
73,300	Hazama Corp.	196,470
15,600	Heiwa Corp.	325,130
23,000	Heiwa Real Estate Co. Ltd.	58,479
12,300	Heiwado Co. Ltd.	175,164
20,900	Hibiya Engineering Ltd.	231,408
4,200	Hiday Hidaka Corp.	66,546
45,000	Higashi-Nippon Bank Ltd. (The)	96,944
55,000	Higo Bank Ltd. (The)	307,928
14,200	Hikari Tsushin, Inc.	464,915
1,300	Hioki EE Corp.	24,017
179,000	Hiroshima Bank Ltd. (The)	728,645
20,000	Hisaka Works Ltd.	218,437
159,000	Hitachi Cable Ltd.(b)	372,407
18,900	Hitachi Capital Corp.	314,605
16,700	Hitachi High-Technologies Corp.	421,893
11,600	Hitachi Koki Co. Ltd.	103,883
11,000	Hitachi Kokusai Electric, Inc.	103,883
14,000	Hitachi Medical Corp.	202,530
1,900	Hitachi Tool Engineering Ltd.	19,086
21,800	Hitachi Transport System Ltd.	400,013
212,000	Hitachi Zosen Corp.	286,774
5,000	Hochiki Corp.	26,365
14,000	Hodogaya Chemical Co. Ltd.	43,838
1,500	Hogy Medical Co. Ltd.	69,138
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	25,238
10,000	Hokkaido Gas Co. Ltd.	32,941
28,000	Hokkan Holdings Ltd.	87,325
4,000	Hokko Chemical Industry Co. Ltd.	12,124
92,000	Hokkoku Bank Ltd. (The)	327,255
107,000	Hokuetsu Bank Ltd. (The)	211,748
97,865	Hokuetsu Kishu Paper Co. Ltd.	627,591
222,000	Hokuhoku Financial Group, Inc.	389,279
8,000	Hokuriku Electric Industry Co. Ltd.	11,423
7,300	Hokuto Corp.	157,539
7,320	Honeys Co. Ltd.	138,075
184,000	Horiba Ltd.	6,501,303
9,900	Hoshizaki Electric Co. Ltd.	238,324
26,000	Hosokawa Micron Corp.	152,730
44,500	House Foods Corp.	751,328
87,000	Howa Machinery Ltd.	102,430

Shares		Value

JAPAN (continued)
17,800	Hulic Co. Ltd.	$205,110
1,000	Hurxley Corp.	6,501
200	Hutech Norin Co. Ltd.	2,067
16,000	Hyakugo Bank Ltd. (The)	66,733
40,000	Hyakujushi Bank Ltd. (The)	170,842
2,000	I Metal Technology Co. Ltd.(b)	4,384
7,300	IBJ Leasing Co. Ltd.	199,781
2,400	Ichibanya Co. Ltd.	76,563
9,000	Ichikoh Industries Ltd.(b)	18,036
7,300	ICHINEN Holdings Co. Ltd.	39,956
5,800	Ichiyoshi Securities Co. Ltd.	33,853
2,300	Icom, Inc.	57,788
9,700	Idec Corp.	95,251
20,000	Ihara Chemical Industry Co. Ltd.	75,902
5,700	Iida Home Max	47,191
8,600	Iino Kaiun Kaisha Ltd.	43,194
6,600	Imasen Electric Industrial	91,015
10,400	Inaba Denki Sangyo Co. Ltd.	307,545
3,200	Inaba Seisakusho Co. Ltd.	43,367
21,600	Inabata & Co. Ltd.	142,575
10,800	Inageya Co. Ltd.	126,613
25	Industrial & Infrastructure Fund Investment Corp. REIT	152,179
7,300	Ines Corp.	57,603
600	I-Net Corp.	3,735
6,200	Information Services International-Dentsu Ltd.	50,554
10,300	Innotech Corp.	61,924
700	Intage, Inc.	14,502
35	Internet Initiative Japan, Inc.	138,089
4,000	Inui Steamship Co. Ltd.(b)	15,932
1,000	Ise Chemical Corp.	5,937
131,000	Ishihara Sangyo Kaisha Ltd.(b)	126,340
13,000	Ishii Iron Works Co. Ltd.	28,657
14,000	Ishizuka Glass Co. Ltd.	25,426
13,666	IT Holdings Corp.	175,960
4,500	ITC Networks Corp.	29,309
14,000	Ito En Ltd.	253,908
19,900	Itochu Enex Co. Ltd.	114,405
8,100	Itochu Techno-Solutions Corp.	369,796
1,200	Itochu-Shokuhin Co. Ltd.	46,368
71,000	Itoham Foods, Inc.	269,451
5,100	Itoki Corp.	32,578
8,400	Iwai Cosmo Holdings, Inc.	37,455
11,000	Iwaki & Co. Ltd.	26,728
27,000	Iwasaki Electric Co. Ltd.(b)	55,799
63,000	IWATANI Corp.	221,731
130,000	Iyo Bank Ltd. (The)	1,081,162
20,100	Izumi Co. Ltd.	419,170
26,000	Izumiya Co. Ltd.	132,866
46,000	Izutsuya Co. Ltd.(b)	29,384
266,000	J. Front Retailing Co. Ltd.	1,372,645
900	Jalux, Inc.	9,987
98,000	Janome Sewing Machine Co. Ltd.(b)	84,694

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
17,200	Japan Airport Terminal Co. Ltd.	$236,112
457	Japan Asia Group Ltd.(b)	16,456
16,000	Japan Asia Investment Co. Ltd.(b)	14,028
23,000	Japan Aviation Electronics Industry Ltd.	212,312
7,600	Japan Carlit Co. Ltd.	37,981
3,600	Japan Cash Machine Co. Ltd.	32,600
10,400	Japan Digital Laboratory Co. Ltd.	113,196
2,900	Japan Electronic Materials Corp.	14,747
20,300	Japan Foundation Engineering Co. Ltd.	79,329
6,400	Japan Medical Dynamic Marketing, Inc.	21,563
4,700	Japan Petroleum Exploration Co.	215,750
50,000	Japan Pulp & Paper Co. Ltd.	177,229
23,000	Japan Radio Co. Ltd.(b)	56,463
92,000	Japan Steel Works Ltd. (The)	562,325
22,000	Japan Transcity Corp.	76,052
8,000	Japan Vilene Co. Ltd.	36,473
38,000	Japan Wool Textile Co. Ltd. (The)	286,047
6,500	Jastec Co. Ltd.	40,462
10,000	JBCC Holdings, Inc.	68,262
20,000	Jeol Ltd.	60,120
86,000	JFE Shoji Trade Corp.	429,785
13,000	Jidosha Buhin Kogyo Co. Ltd.	89,554
1,400	JK Holdings Co. Ltd.	7,102
12,000	JMS Co. Ltd.	39,078
41,000	J-Oil Mills, Inc.	115,544
20,000	Joshin Denki Co. Ltd.	195,391
8,000	JSP Corp.	110,020
33,000	Juki Corp.	64,892
35,000	Juroku Bank Ltd. (The)	110,471
19,310	JVC Kenwood Corp.	82,716
2,000	Kabuki-Za Co. Ltd.	98,447
7,600	Kadokawa Group Holdings, Inc.	219,414
5,500	Kaga Electronics Co. Ltd.	58,417
20,100	Kagome Co. Ltd.	404,568
70,000	Kagoshima Bank Ltd. (The)	421,718
11,300	Kakaku.com, Inc.	350,719
28,000	Kaken Pharmaceutical Co. Ltd.	346,493
5,800	Kameda Seika Co. Ltd.	134,394
10,000	Kamei Corp.	142,285
91,000	Kamigumi Co. Ltd.	732,878
14,000	Kanaden Corp.	89,780
10,000	Kanagawa Chuo Kotsu Co. Ltd.	57,490
21,000	Kanamoto Co. Ltd.	232,778
5,000	Kandenko Co. Ltd.	22,044
96,000	Kaneka Corp.	596,393
81,000	Kanematsu Corp.(b)	97,395
12,300	Kanematsu Electronics Ltd.	136,341
47,000	Kansai Paint Co. Ltd.	507,440

Shares		Value

JAPAN (continued)
15,000	Kanto Denka Kogyo Co. Ltd.	$48,660
16,000	Kanto Natural Gas Development Ltd.	84,168
50	Kappa Create Co. Ltd.	1,068
18,000	Kasai Kogyo Co. Ltd.	96,042
16,800	Kasumi Co. Ltd.	121,623
5,000	Katakura Industries Co. Ltd.	45,278
11,900	Kato Sangyo Co. Ltd.	245,184
50,000	Kato Works Co. Ltd.	258,642
2,400	Kawada Technologies, Inc.	34,389
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	78,958
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	22,946
241,000	Kawasaki Kisen Kaisha Ltd.(b)	513,151
7,000	Kawasumi Laboratories, Inc.	42,698
73,000	Keihan Electric Railway Co. Ltd.	341,045
15,900	Keihanshin Building Co. Ltd.	76,672
3,000	Keihin Co. Ltd. (The)	4,096
10,600	Keihin Corp.	182,420
89,000	Keisei Electric Railway Co. Ltd.	688,903
159,000	Keiyo Bank Ltd. (The)	740,832
13,300	Keiyo Co. Ltd.	83,625
529	Kenedix, Inc.(b)	96,007
2,000	Kentucky Fried Chicken Japan Ltd.	52,104
36,200	Kewpie Corp.	544,088
6,525	KEY Coffee, Inc.	121,281
4,000	KI Holdings Co. Ltd.(b)	5,912
22,700	Kikkoman Corp.	266,975
11,200	Kimoto Co. Ltd.	68,036
40,000	Kinden Corp.	278,056
600	King Jim Co. Ltd.	5,200
29,000	Kinki Nippon Tourist Co. Ltd.(b)	45,040
7,000	Kinki Sharyo Co. Ltd.	25,075
7,200	Kintetsu World Express, Inc.	258,908
18,000	Kinugawa Rubber Industrial Co. Ltd.	133,467
3,500	Kirayaka Bank Ltd.	4,208
5,900	Kisoji Co. Ltd.	116,241
13,900	Kissei Pharmaceutical Co. Ltd.	253,487
66,000	Kitagawa Iron Works Co. Ltd.	125,651
3,100	Kita-Nippon Bank Ltd. (The)	78,820
21,000	Kitano Construction Corp.	45,767
31,000	Kitz Corp.	122,307
271,000	Kiyo Holdings, Inc.	390,343
29,600	Koa Corp.	302,154
22,000	Koatsu Gas Kogyo Co. Ltd.	136,398
8,200	Kobayashi Pharmaceutical Co. Ltd.	412,362
24,000	Kohnan Shoji Co. Ltd.	348,697
1,300	Kohsoku Corp.	11,382
13,000	Koike Sanso Kogyo Co. Ltd.	33,868
33,000	Koito Manufacturing Co. Ltd.	512,525

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
17,500	Kojima Co. Ltd.	$83,292
35,700	Kokuyo Co. Ltd.	268,734
23,000	KOMAIHALTEC, Inc.	71,443
5,000	Komatsu Seiren Co. Ltd.	26,177
4,300	Komatsu Wall Industry Co. Ltd.	51,596
11,700	Komeri Co. Ltd.	328,550
12,300	Komori Corp.	107,841
5,500	Konaka Co. Ltd.	58,279
9,700	Konishi Co.Ltd.	133,764
6,500	Kose Corp.	150,451
2,000	Kosei Securities Co. Ltd.	2,179
2,100	Kourakuen Corp.	32,352
39,000	Krosaki Harima Corp.	115,769
4,200	KRS Corp.	46,240
13,828	K’s Holdings Corp.	415,671
800	KU Holdings Co. Ltd.	5,591
79,000	Kumagai Gumi Co. Ltd.(b)	81,137
7,000	Kumiai Chemical Industry Co. Ltd.	27,968
400	Kura Corp.	5,947
96,000	Kurabo Industries Ltd.	179,158
39,000	Kureha Corp.	186,598
40,000	Kurimoto Ltd.	93,186
23,400	Kuroda Electric Co. Ltd.	240,624
72,000	KYB Co. Ltd.	410,321
34,000	Kyodo Printing Co. Ltd.	93,687
41,000	Kyodo Shiryo Co. Ltd.	45,704
5,000	Kyokuto Boeki Kaisha Ltd.(b)	11,774
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	130,822
5,900	Kyokuto Securities Co. Ltd.	52,837
26,000	Kyokuyo Co. Ltd.	61,548
30,000	KYORIN Holdings, Inc.	577,906
4,500	Kyoritsu Maintenance Co. Ltd.	99,311
40,000	Kyosan Electric Manufacturing Co. Ltd.	174,850
2,400	Kyoto Kimono Yuzen Co. Ltd.	29,519
64,000	Kyowa Exeo Corp.	584,369
1,600	Kyowa Leather Cloth Co. Ltd.	6,032
24,000	Kyudenko Corp.	136,473
2,700	LEC, Inc.	41,460
61,500	Leopalace21 Corp.(b)	192,573
8,600	Life Corp.	151,986
19,500	Lintec Corp.	380,768
54,000	Lion Corp.	312,475
25,000	Look, Inc.	72,958
66	M3, Inc.	308,342
4,300	Mabuchi Motor Co. Ltd.	181,231
4,500	Macnica, Inc.	105,286
6,000	MacroMill, Inc.	59,895
50,000	Maeda Corp.	209,795
47,000	Maeda Road Construction Co. Ltd.	569,840
5,000	Maezawa Kasei Industries Co. Ltd.	59,056

Shares		Value

JAPAN (continued)
5,000	Maezawa Kyuso Industries Co. Ltd.	$69,890
78,000	Makino Milling Machine Co. Ltd.	568,587
6,000	Mandom Corp.	151,879
4,900	Mars Engineering Corp.	111,576
11,900	Marubun Corp.	54,254
95,000	Marudai Food Co. Ltd.	367,673
14,000	Maruei Department Store Co. Ltd.(b)	18,587
13,000	Maruetsu, Inc. (The)	48,359
4,000	Marufuji Sheet Piling Co. Ltd.	11,222
30,910	Maruha Nichiro Holdings, Inc.	53,814
170,900	Marui Group Co. Ltd.	1,361,378
20,200	Maruichi Steel Tube Ltd.	446,303
12,100	Marusan Securities Co. Ltd.	46,830
2,900	Maruwa Co. Ltd.	117,867
24,000	Maruyama Manufacturing Co., Inc.	51,703
900	Maruzen CHI Holdings Co. Ltd.(b)	2,345
25,000	Maruzen Showa Unyu Co. Ltd.	82,352
6,500	Matsuda Sangyo Co. Ltd.	102,010
7,000	Matsui Securities Co. Ltd.	43,136
22,000	Matsumotokiyoshi Holdings Co. Ltd.	489,103
2,700	Matsuya Foods Co. Ltd.	52,789
12,000	Max Co. Ltd.	149,999
3,700	Maxvalu Tokai Co. Ltd.	51,718
2,400	MEC Co. Ltd.	9,469
102,200	Medipal Holdings Corp.	1,297,981
7,600	Megachips Corp.(b)	168,677
7,850	Megane Top Co. Ltd.	100,877
19,000	Megmilk Snow Brand Co. Ltd.	345,065
65,000	Meidensha Corp.	232,841
6,700	Meiko Network Japan Co. Ltd.	66,127
10,700	Meitec Corp.	220,594
200	Meito Transportation Co. Ltd.	1,541
20,900	Meiwa Corp.	204,183
10,100	Meiwa Estate Co. Ltd.	51,360
4,500	Melco Holdings, Inc.	105,736
34,000	Michinoku Bank Ltd. (The)	65,581
33,000	Mie Bank Ltd. (The)	76,879
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	121,660
2,448	Milbon Co. Ltd.	73,373
700	Mimasu Semiconductor Industry Co. Ltd.	6,453
72,000	Minato Bank Ltd. (The)	132,565
35,000	Minebea Co. Ltd.	160,008
12,600	Ministop Co. Ltd.	222,678
203,300	Miraca Holdings, Inc.	8,033,711
12,340	Mirait Holdings Corp.	88,871
8,500	Misawa Homes Co. Ltd.(b)	111,254
23,300	MISUMI Group, Inc.	548,064
4,800	Mitani Corp.	68,838

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
21,000	Mitsuba Corp.	$210,684
13,000	Mitsubishi Kakoki Kaisha Ltd.	25,401
22,000	Mitsubishi Logistics Corp.	242,761
51,000	Mitsubishi Paper Mills Ltd.(b)	47,908
10,600	Mitsubishi Pencil Co. Ltd.	187,067
3,400	Mitsubishi Shokuhin Co. Ltd.	87,768
25,000	Mitsubishi Steel Manufacturing Co. Ltd.	79,534
14,000	Mitsuboshi Belting Co. Ltd.	75,752
142,000	Mitsui Engineering & Shipbuilding Co. Ltd.	209,870
5,300	Mitsui High-Tec, Inc.(b)	32,528
14,000	Mitsui Home Co. Ltd.	73,647
511	Mitsui Knowledge Industry Co. Ltd.	88,708
19,000	Mitsui Matsushima Co. Ltd.	37,362
246,000	Mitsui Mining & Smelting Co. Ltd.	622,395
66,000	Mitsui Sugar Co. Ltd.	216,583
29,000	Mitsui-Soko Co. Ltd.	126,766
2,600	Mitsumi Electric Co. Ltd.(b)	21,819
7,000	Mitsuuroko Co. Ltd.	47,169
147,600	Miura Co. Ltd.(d)	3,832,350
7,100	Miyachi Corp.	58,248
38,000	Miyaji Engineering Group, Inc.(b)	69,489
30,000	Miyazaki Bank Ltd. (The)	76,653
26,000	Miyoshi Oil & Fat Co. Ltd.	34,519
62,000	Mizuno Corp.	338,577
19,000	Mochida Pharmaceutical Co. Ltd.	221,318
2,200	Modec, Inc.	46,348
206	Monex Group, Inc.	41,308
45,600	Mori Seiki Co. Ltd.	456,343
16,000	Morinaga & Co. Ltd.	36,673
145,000	Morinaga Milk Industry Co. Ltd.	530,311
14,000	Morita Holdings Corp	93,462
22,000	Mory Industries, Inc.	74,674
9,300	MOS Food Services, Inc.	179,850
14,500	Moshi Moshi Hotline, Inc.	143,838
11,900	Mr Max Corp.	51,123
2,000	Murakami Corp.	29,008
9,000	Musashi Seimitsu Industry Co. Ltd.	212,037
21,800	Musashino Bank Ltd. (The)	711,831
26,000	Mutoh Holdings Co. Ltd.	86,949
23,900	Nabtesco Corp.	515,478
100	NAC Co. Ltd.	2,087
57,000	Nachi-Fujikoshi Corp.	286,999
5,500	Nagaileben Co. Ltd.	84,732
13,000	Nagano Bank Ltd. (The)	24,912
1,000	Nagano Keiki Co. Ltd.	9,081
91,400	Nagase & Co. Ltd.	1,110,446
7,000	Nagatanien Co. Ltd.	78,382
49,000	Nagoya Railroad Co. Ltd.	131,338
22,000	Nakabayashi Co. Ltd.	52,355

Shares		Value

JAPAN (continued)
13,000	Nakamuraya Co. Ltd.	$64,316
1,500	Nakano Corp.	3,119
27,000	Nakayama Steel Works Ltd.(b)	24,349
34,100	Namco Bandai Holdings, Inc.	490,316
7,000	Nankai Electric Railway Co. Ltd.	29,108
85,000	Nanto Bank Ltd. (The)	381,137
3,600	Natori Co. Ltd.	38,778
9,600	NEC Capital Solutions Ltd.	134,669
7,400	NEC Fielding Ltd.	93,149
4,200	NEC Mobiling Ltd.	153,397
19,700	NEC Networks & System Integration Corp.	292,885
31,800	NET One Systems Co. Ltd.	436,533
27,200	Neturen Co. Ltd.	241,884
63,700	NHK Spring Co. Ltd.	670,190
26,000	Nice Holdings, Inc.	75,877
11,000	Nichia Steel Works Ltd.	29,071
38,000	Nichias Corp.	197,996
17,000	Nichiban Co. Ltd.	56,425
32,700	Nichicon Corp.	396,053
3,500	Nichiden Corp.	92,147
16,000	Nichiha Corp.	196,593
19,100	Nichii Gakkan Co.	261,955
22,000	Nichimo Co. Ltd.	74,399
125,000	Nichirei Corp.	569,890
18,000	Nichireki Co. Ltd.	89,955
16,000	Nidec Sankyo Corp.	97,395
5,600	Nidec Tosok Corp.	58,497
466,300	Nifco, Inc.(d)	12,580,288
78	NIFTY Corp.	105,999
808	Nihon Chouzai Co. Ltd.	25,807
600	Nihon Dempa Kogyo Co. Ltd.	8,342
2,400	Nihon Eslead Corp.	22,094
12,300	Nihon Kohden Corp.	360,958
3,000	Nihon M&A Center, Inc.	86,235
27,000	Nihon Nohyaku Co. Ltd.	122,420
24,000	Nihon Parkerizing Co. Ltd.	359,519
2,800	Nihon Plast Co. Ltd.	24,514
1,000	Nihon Shokuhin Kako Co. Ltd.	4,722
1,100	Nihon Tokushu Toryo Co. Ltd.	4,574
2,050	Nihon Trim Co. Ltd.	53,587
10,000	Nihon Unisys Ltd.	75,401
49,000	Nihon Yamamura Glass Co. Ltd.	122,745
29,000	Nikkiso Co. Ltd.	306,200
6,000	Nikko Co. Ltd.	23,221
55,000	Nippo Corp.	567,635
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	91,558
43,000	Nippon Carbide Industries Co., Inc.	68,399
47,000	Nippon Carbon Co. Ltd.	128,332
8,100	Nippon Ceramic Co. Ltd.	138,788
31,000	Nippon Chemical Industrial Co. Ltd.	50,476

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
70,000	Nippon Chemi-Con Corp.(b)	$266,533
3,000	Nippon Chemiphar Co. Ltd.	16,045
115,000	Nippon Coke & Engineering Co. Ltd.	165,644
18,000	Nippon Concrete Industries Co. Ltd.	59,519
26,000	Nippon Conveyor Co. Ltd.	25,726
42,000	Nippon Denko Co. Ltd.	176,754
26,000	Nippon Densetsu Kogyo Co. Ltd.	237,400
16,000	Nippon Denwa Shisetsu Co. Ltd.	52,505
400	Nippon Felt Co. Ltd.	2,049
600	Nippon Filcon Co. Ltd.	2,953
9,700	Nippon Fine Chemical Co. Ltd.	66,821
38,000	Nippon Flour Mills Co. Ltd.	172,295
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	34,845
9,200	Nippon Gas Co. Ltd.	146,804
11,000	Nippon Hume Corp.	47,119
31	Nippon Jogesuido Sekkei Co. Ltd.	42,749
3,400	Nippon Kanzai Co. Ltd.	63,324
60,000	Nippon Kayaku Co. Ltd.	603,457
44,000	Nippon Kinzoku Co. Ltd.(b)	82,114
56,000	Nippon Koei Co. Ltd.	197,094
17,200	Nippon Konpo Unyu Soko Co. Ltd.	224,264
25,000	Nippon Koshuha Steel Co. Ltd.	31,313
450,000	Nippon Light Metal Co. Ltd.	665,080
60,000	Nippon Meat Packers, Inc.	770,291
4,000	Nippon Metal Industry Co. Ltd.(b)	3,156
66,000	Nippon Paint Co. Ltd.	504,259
34,800	Nippon Paper Group, Inc.	697,395
6	Nippon Parking Development Co. Ltd.	326
16,000	Nippon Pillar Packing Co. Ltd.	137,475
46,000	Nippon Piston Ring Co. Ltd.	101,403
54,000	Nippon Road Co. Ltd. (The)	211,022
19,000	Nippon Seiki Co. Ltd.	240,594
4,000	Nippon Seiro Co. Ltd.	13,076
10,000	Nippon Seisen Co. Ltd.	50,100
28,000	Nippon Sharyo Ltd.	105,561
10,000	Nippon Sheet Glass Co. Ltd.	13,026
35,000	Nippon Shinyaku Co. Ltd.	444,076
64,000	Nippon Shokubai Co. Ltd.	721,443
23,500	Nippon Signal Co. Ltd. (The)	150,407
74,000	Nippon Soda Co. Ltd.	322,545
28,000	Nippon Steel Trading Co. Ltd.	81,363
53,800	Nippon Suisan Kaisha Ltd.	175,874
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	207,791
16,000	Nippon Thompson Co. Ltd.	88,978
3,000	Nippon Tungsten Co. Ltd.	6,350
21,000	Nippon Valqua Industries Ltd.	58,655

Shares		Value

JAPAN (continued)
53,000	Nippon Yakin Kogyo Co. Ltd.(b)	$84,306
18,000	Nippon Yusoki Co. Ltd.	56,814
24,000	Nipro Corp.	163,828
1,000	Nishikawa Rubber Co. Ltd.	10,258
97,000	Nishimatsu Construction Co. Ltd.	208,968
6,400	Nishimatsuya Chain Co. Ltd.	53,627
327,000	Nishi-Nippon City Bank Ltd. (The)	864,191
73,000	Nishi-Nippon Railroad Co. Ltd.	341,959
18,300	Nissan Chemical Industries Ltd.	166,635
74,000	Nissan Shatai Co. Ltd.	783,191
30,000	Nissan Tokyo Sales Holdings Co. Ltd.(b)	91,308
6,300	Nissei Corp.(d)	56,814
1,500	Nissei Plastic Industrial Co. Ltd.	7,722
9,800	Nissen Holdings Co. Ltd.	51,062
700	Nissha Printing Co. Ltd.(b)	7,961
34,000	Nisshin Oillio Group Ltd. (The)	143,086
227,000	Nisshin Steel Co. Ltd.	321,280
40,000	Nisshinbo Holdings, Inc.	354,208
34,000	Nissin Corp.	82,189
22,000	Nissin Electric Co. Ltd.	126,478
18,300	Nissin Kogyo Co. Ltd.	298,429
2,600	Nissin Sugar Holdings Co. Ltd.(b)	53,863
6,500	Nissui Pharmaceutical Co. Ltd.	58,699
12,300	Nitta Corp.	234,168
8,600	Nittan Valve Co. Ltd.	29,406
27,000	Nittetsu Mining Co. Ltd.	115,318
125,000	Nitto Boseki Co. Ltd.(b)	479,083
17,600	Nitto Kogyo Corp.	256,373
4,800	Nitto Kohki Co. Ltd.	107,315
9,000	Nitto Seiko Co. Ltd.	29,309
7,400	Noevir Holdings Co. Ltd.	82,953
109,000	NOF Corp.	548,823
12,000	Nohmi Bosai Ltd.	82,966
17,000	Nomura Co. Ltd.	63,239
15,100	Nomura Real Estate Holdings, Inc.	266,103
42,000	Noritake Co. Ltd.	122,570
8,700	Noritsu Koki Co. Ltd.	46,311
13,800	Noritz Corp.	245,614
7,700	NS Solutions Corp.	150,547
12,000	NS United Kaiun Kaisha Ltd.(b)	19,389
3,100	NSD Co. Ltd.	25,665
197,000	NTN Corp.	752,568
4,500	Obara Group, Inc.	60,195
21,000	Obayashi Road Corp.	62,600
2,000	OBIC Business Consultants Ltd.	94,940
960	Obic Co. Ltd.	202,966
32,000	Oenon Holdings, Inc.	78,958
78,000	Ogaki Kyoritsu Bank Ltd. (The)	267,685
4,300	Ohara, Inc.	49,657
900	Ohashi Technica, Inc.	6,392

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
14,038	Oiles Corp.	$286,246
36,000	Oita Bank Ltd. (The)	102,806
33,100	Okabe Co. Ltd.	209,362
26,000	Okamoto Industries, Inc.	106,162
9,000	Okamoto Machine Tool Works Ltd.(b)	12,062
35,000	Okamura Corp.	258,204
21,000	Okasan Securities Group, Inc.	83,905
168,000	Oki Electric Industry Co. Ltd.(b)	288,277
3,160	Okinawa Electric Power Co., Inc. (The)	126,060
54,000	OKK Corp.(b)	77,781
62,000	OKUMA Corp.	492,335
77,000	Okumura Corp.	282,578
26,000	Okura Industrial Co. Ltd.	79,785
14,000	Okuwa Co. Ltd.	191,483
6,700	Onoken Co. Ltd.	54,882
111,000	Onward Holdings Co. Ltd.	868,925
1,800	Optex Co. Ltd.	25,363
23,000	Organo Corp.	150,376
17,000	Origin Electric Co. Ltd.	71,756
2,700	Osaka Organic Chemical Industry Ltd.	14,102
9,500	Osaka Steel Co. Ltd.	177,173
6,500	OSAKA Titanium Technologies Co.	206,056
10,000	Osaki Electric Co. Ltd.	105,210
25,100	OSG Corp.	398,947
5,300	Otsuka Corp.	426,841
3,000	Oyo Corp.	33,442
37,000	Pacific Industrial Co. Ltd.	231,249
19,000	Pacific Metals Co. Ltd.	92,573
2,450	Pack Corp. (The)	43,882
2,000	Pal Co. Ltd.	95,190
7,650	Paltac Corp.	112,201
57,000	PanaHome Corp.	375,526
1,000	Panasonic Electric Works Information Systems Co. Ltd.	25,576
10,500	Panasonic Electric Works SUNX Co. Ltd.	53,394
7,700	Paramount Bed Holdings Co. Ltd.	235,996
27,900	Parco Co. Ltd.	276,414
10,100	Paris Miki Holdings, Inc.	64,264
17,500	Park24 Co. Ltd.	241,765
10,000	Pasco Corp.	34,694
14	Pasona Group, Inc.	12,222
121,000	Penta-Ocean Construction Co. Ltd.	356,150
2,700	PIA Corp.(b)	30,402
5,700	Pigeon Corp.	227,743
66	Pilot Corp.	127,387
4,800	Piolax, Inc.	116,633
78,700	Pioneer Corp.(b)	400,203
10,200	Plenus Co. Ltd.	198,149
44,000	Press Kogyo Co. Ltd.	262,876

Shares		Value

JAPAN (continued)
900	Pressance Corp.	$14,361
47,000	Prima Meat Packers Ltd.	92,422
6,800	Pronexus, Inc.	41,222
17,000	PS Mitsubishi Construction Co. Ltd.	82,615
42,100	Raito Kogyo Co. Ltd.	223,050
14,000	Rasa Industries Ltd.(b)	21,217
22,400	Renesas Electronics Corp.(b)	129,900
85,840	Rengo Co. Ltd.	628,963
23,200	Renown, Inc.(b)	36,032
13,100	Resorttrust, Inc.	217,239
3,000	Rheon Automatic Machinery Co. Ltd.	7,853
11,000	Rhythm Watch Co. Ltd.	18,462
6,800	Ricoh Leasing Co. Ltd.	154,584
4,500	Right On Co. Ltd.	41,934
31,000	Riken Corp.	132,014
11,400	Riken Keiki Co. Ltd.	80,103
7,000	Riken Technos Corp.	21,393
2,600	Riken Vitamin Co. Ltd.(d)	76,495
4,700	Ringer Hut Co. Ltd.	63,047
16,800	Riso Kagaku Corp.	246,403
698	Riso Kyoiku Co. Ltd.	45,636
4,500	Rock Field Co. Ltd.	86,348
32,000	Rohto Pharmaceutical Co. Ltd.	408,417
1,500	Roland DG Corp.	17,679
55,600	Round One Corp.	364,213
8,600	Royal Holdings Co. Ltd.	101,468
33,000	Ryobi Ltd.	119,038
16,000	Ryoden Trading Co. Ltd.	93,587
7,600	Ryohin Keikaku Co. Ltd.	413,126
4,800	Ryosan Co. Ltd.	91,022
8,400	Ryoyo Electro Corp.	93,111
3,500	S Foods, Inc.	30,599
2,000	Sagami Chain Co. Ltd.(b)	16,934
69,000	Saibu Gas Co. Ltd.	193,587
10,000	Saizeriya Co. Ltd.	155,436
41,000	Sakai Chemical Industry Co. Ltd.	142,761
18,000	Sakai Heavy Industries Ltd.	78,231
39,000	Sakai Ovex Co. Ltd.	68,387
18,000	Sakata INX Corp.	92,435
17,300	Sakata Seed Corp.	242,469
4,500	Sala Corp.	29,872
3,500	San-A Co. Ltd.	142,253
50,000	San-Ai Oil Co. Ltd.	243,612
15,000	Sanden Corp.	49,787
22,575	Sangetsu Co. Ltd.	590,954
69,000	San-In Godo Bank Ltd. (The)	497,796
15,700	Sanix, Inc.(b)	44,441
44,000	Sanken Electric Co. Ltd.(b)	212,725
7,000	Sanki Engineering Co. Ltd.	36,648
50	Sanko Marketing Foods Co. Ltd.	65,819
14,000	Sanko Metal Industrial Co. Ltd.	45,942
23,200	Sankyo Seiko Co. Ltd.	76,132

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
56,000	Sankyo-Tateyama Holdings, Inc.(b)	$115,731
120,000	Sankyu, Inc.	477,956
20,600	Sanoh Industrial Co. Ltd.	161,260
15,400	Sanshin Electronics Co. Ltd.	117,082
68,000	Sanwa Holdings Corp.	258,066
21,000	Sanyo Chemical Industries Ltd.	136,247
13,000	Sanyo Denki Co. Ltd.	82,553
54	Sanyo Housing Nagoya Co. Ltd.	52,417
18,000	Sanyo Shokai Ltd.	51,177
78,000	Sanyo Special Steel Co. Ltd.	363,427
98,500	Sapporo Hokuyo Holdings, Inc.	345,441
12,000	Sapporo Holdings Ltd.	42,084
8,000	Sasebo Heavy Industries Co. Ltd.	12,024
26,000	Sata Construction Co. Ltd.(b)	22,470
4,900	SATO Holdings Corp.	69,904
6,300	Sato Shoji Corp.	46,161
4,200	Satori Electric Co. Ltd.	26,303
4,500	Sawai Pharmaceutical Co. Ltd.	474,574
1,000	SAXA Holdings, Inc.	2,079
7,503	SBI Holdings, Inc.	610,840
5,200	Scroll Corp.	21,102
21,797	SCSK Corp.	339,896
1,600	Secom Joshinetsu Co. Ltd.(d)	46,313
4,000	Seibu Electric Industry Co. Ltd.	17,735
37,000	Seika Corp.	107,515
3,500	Seikagaku Corp.	37,613
33,600	Seiko Epson Corp.	452,826
29,000	Seiko Holdings Corp.(b)	74,098
100	Seiko PMC Corp.	391
93,000	Seino Holdings Corp.	646,480
18,700	Seiren Co. Ltd.	136,549
32,000	Sekisui Jushi Corp.(d)	314,629
35,000	Sekisui Plastics Co. Ltd.	120,992
30,000	Senko Co. Ltd.	132,265
2,000	Senshu Electric Co. Ltd.	27,630
42,100	Senshu Ikeda Holdings, Inc.	55,894
9,000	Senshukai Co. Ltd.	65,606
30,000	Shibaura Mechatronics Corp.(b)	78,532
25,000	Shibusawa Warehouse Co. Ltd. (The)	74,211
9,400	Shibuya Kogyo Co. Ltd.	107,492
80,000	Shiga Bank Ltd. (The)	457,916
59,000	Shikibo Ltd.	72,420
50,000	Shikoku Bank Ltd. (The)	182,239
25,000	Shikoku Chemicals Corp.	140,594
1,000	Shima Seiki Manufacturing Ltd.	18,637
32,149	Shimachu Co. Ltd.	724,802
74,000	Shimadzu Corp.	663,627
2,800	Shimizu Bank Ltd. (The)	102,194
2,500	Shimojima Co. Ltd.	33,317
4,000	Shin Nippon Air Technologies Co. Ltd.	24,349
47,000	Shinagawa Refractories Co. Ltd.	120,679

Shares		Value

JAPAN (continued)
32,000	Shindengen Electric Manufacturing Co. Ltd.	$133,066
16,600	Shin-Etsu Polymer Co. Ltd.	79,008
9,000	Shin-Keisei Electric Railway Co. Ltd.	39,116
9,600	Shinko Electric Industries Co. Ltd.	90,541
12,100	Shinko Plantech Co. Ltd.	102,450
4,000	Shinko Shoji Co. Ltd.	33,667
7,000	Shinko Wire Co. Ltd.	12,625
41,000	Shinmaywa Industries Ltd.	199,248
31,500	Shinnihon Corp.	83,248
456,000	Shinsei Bank Ltd.	593,988
30,000	Shinsho Corp.	68,387
900	Shinwa Co. Ltd. Nagoya	10,720
10,500	Ship Healthcare Holdings, Inc.	247,771
34,000	Shiroki Corp.	109,444
3,000	Shizuki Electric Co., Inc.	13,828
32,500	Shizuoka Gas Co. Ltd.	235,690
6,700	SHO-BOND Holdings Co. Ltd.	169,850
6,500	Shobunsha Publications, Inc.	48,034
26,000	Shochiku Co. Ltd.	250,752
500	Shofu, Inc.	6,194
34,000	Shoko Co. Ltd.	57,064
25,600	Showa Corp.	225,090
363,600	Showa Denko KK	815,185
32,000	Showa Sangyo Co. Ltd.	99,800
19,100	Showa Shell Sekiyu KK	120,810
11,600	Siix Corp.	179,434
15,000	Sinanen Co. Ltd.	66,696
28,000	Sinfonia Technology Co. Ltd.	62,074
41,100	Sintokogio Ltd.	432,930
1,222	SKY Perfect JSAT Holdings, Inc.	534,166
27,000	SMK Corp.	88,940
13,500	SNT Corp.	83,530
21,400	Sodick Co. Ltd.	108,823
2,200	Soft99 Corp.	13,998
2,200	Sogo Medical Co. Ltd.	80,819
49,188	Sohgo Security Services Co. Ltd.	567,412
869,900	Sojitz Corp.	1,470,898
67	So-Net Entertainment Corp.	280,705
7,000	Sotetsu Holdings, Inc.	21,656
1,900	Space Co. Ltd.	12,327
400	SPK Corp	7,214
13,100	Square Enix Holdings Co. Ltd.	256,946
2,700	SRA Holdings, Inc.	30,774
10,000	Stanley Electric Co. Ltd.	154,183
19,100	Star Micronics Co. Ltd.	203,583
26,000	Starzen Co. Ltd.	80,436
2,300	Stella Chemifa Corp.	52,459
2,500	Studio Alice Co. Ltd.	41,802
8,000	Sugi Holdings Co. Ltd.	259,319
3,800	Sugimoto & Co. Ltd.	36,410
8,100	Sumco Corp.(b)	87,047
4,800	Sumida Corp.	28,858

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
81,000	Sumikin Bussan Corp.	$207,978
22,000	Suminoe Textile Co. Ltd.	45,190
84,000	Sumitomo Bakelite Co. Ltd.	436,623
13,200	Sumitomo Densetsu Co. Ltd.	101,513
35,900	Sumitomo Forestry Co. Ltd.	313,406
40,000	Sumitomo Light Metal Industries Ltd.	41,082
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	9,399
246,000	Sumitomo Osaka Cement Co. Ltd.	748,722
13,900	Sumitomo Pipe & Tube Co. Ltd.	133,707
14,000	Sumitomo Precision Products Co. Ltd.	76,628
3,140	Sumitomo Real Estate Sales Co. Ltd.	151,612
36,300	Sumitomo Rubber Industries Ltd.	505,581
38,000	Sumitomo Seika Chemicals Co. Ltd.	166,583
61,000	Sumitomo Warehouse Co. Ltd. (The)	291,859
12,700	Sundrug Co. Ltd.	390,035
3,600	Sun-Wa Technos Corp.	36,388
61,000	Suruga Bank Ltd.	611,222
27,600	Suzuken Co. Ltd.	836,573
80,000	SWCC Showa Holdings Co. Ltd.	73,146
62,000	SXL Corp.(b)	142,109
54	Systena Corp.	41,393
1,900	T. Hasegawa Co. Ltd.	26,939
42,000	T. RAD Co. Ltd.	165,706
6,000	Tachibana Eletech Co. Ltd.	52,906
11,900	Tachi-S Co. Ltd.	228,640
69	Tact Home Co. Ltd.	66,373
68,000	Tadano Ltd.	507,615
10,000	Taihei Dengyo Kaisha Ltd.	83,166
46,000	Taihei Kogyo Co. Ltd.	241,984
326,000	Taiheiyo Cement Corp.	779,885
37,000	Taiheiyo Kouhatsu, Inc.	39,391
9,600	Taiho Kogyo Co. Ltd.	123,968
16,700	Taikisha Ltd.	334,251
12,000	Taiko Bank Ltd. (The)	34,269
211,900	Taisei Corp.	538,774
900	Taisei Lamick Co., Ltd.	28,305
141,900	Taiyo Holdings Co. Ltd.(d)	3,769,663
38,800	Taiyo Yuden Co. Ltd.	419,880
1,600	Takachiho Koheki Co. Ltd.	17,916
4,000	Takagi Securities Co. Ltd.(b)	5,160
7,100	Takamatsu Construction Group Co. Ltd.	121,742
4,000	Takano Co. Ltd.	22,194
65,000	Takara Holdings, Inc.	442,886
4,400	Takara Printing Co. Ltd.	36,263
65,000	Takara Standard Co. Ltd.	482,778
21,000	Takasago International Corp.	105,736

Shares		Value

JAPAN (continued)
30,400	Takasago Thermal Engineering Co. Ltd.	$239,499
26,000	Takashima & Co. Ltd.	87,275
128,000	Takashimaya Co. Ltd.	974,749
13,800	Takata Corp.	339,642
38	Take and Give Needs Co. Ltd.	4,388
12,000	Takihyo Co. Ltd.	69,890
15,000	Takiron Co. Ltd.	52,981
33,000	Takisawa Machine Tool Co. Ltd.	49,186
18,000	Takuma Co. Ltd.	85,446
5,900	Tamron Co. Ltd.	178,537
34,000	Tamura Corp.	94,113
1,000	Tanseisha Co. Ltd.	3,419
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	176,165
20,000	Tayca Corp.	71,142
19,000	TBK Co. Ltd.	123,747
2	Techno Medica Co. Ltd.	8,893
1,200	Techno Ryowa Ltd.	6,283
13,400	Tecmo Koei Holdings Co. Ltd.	113,625
1,200	Teikoku Electric Manufacturing Co. Ltd.	23,612
7,000	Teikoku Sen-I Co. Ltd.	56,375
5,000	Teikoku Tsushin Kogyo Co. Ltd.	8,955
98,000	Tekken Corp.	142,385
5,300	Temp Holdings Co. Ltd.	54,367
58	T-GAIA Corp.	101,849
23,500	THK Co. Ltd.	472,119
1,000	Tigers Polymer Corp.	4,246
5,000	Titan Kogyo KK	19,539
11,000	TKC Corp.	238,765
156,000	Toa Corp.	283,317
58,000	Toa Oil Co. Ltd.	69,739
35,000	Toa Road Corp.	105,649
90,500	Toagosei Co. Ltd.	393,330
10,100	Tobishima Corp.(b)	11,385
15,000	Tobu Store Co. Ltd.	51,854
54,100	TOC Co. Ltd.	304,922
3,800	Tocalo Co. Ltd.	69,108
20,000	Tochigi Bank Ltd. (The)	68,637
127,000	Toda Corp.	405,624
15,000	Toda Kogyo Corp.	97,695
17,000	Toei Co. Ltd.	88,364
25,000	Toenec Corp.	145,917
14,000	Toho Bank Ltd. (The)	45,065
8,000	Toho Co. Ltd.	31,162
2,100	Toho Holdings Co. Ltd.	41,032
14,600	Toho Real Estate Co. Ltd.	88,873
2,700	Toho Titanium Co. Ltd.	38,282
90,000	Toho Zinc Co. Ltd.	388,903
45,000	Tohoku Bank Ltd. (The)	71,581
14,000	Tohto Suisan Co. Ltd.	26,653
106,000	Tokai Carbon Co. Ltd.	533,717
15,600	TOKAI Holdings Corp.	72,685

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
22,000	Tokai Lease Co. Ltd.	$52,355
26,700	Tokai Rika Co. Ltd.	499,622
28,500	Tokai Rubber Industries, Inc.	338,045
88,000	Tokai Tokyo Financial Holdings, Inc.	316,333
1,890	Token Corp.	68,792
7,000	Toko Electric Corp.	32,352
41,000	Toko, Inc.(b)	135,058
33,840	Tokushu Tokai Paper Co. Ltd.	91,551
33,000	Tokuyama Corp.	103,745
2,700	Tokyo Broadcasting System Holdings, Inc.	36,726
24	Tokyo Electron Device Ltd.	44,459
3,700	Tokyo Individualized Educational Institute, Inc.	7,832
40,000	Tokyo Keiki, Inc.	85,170
39,800	Tokyo Ohka Kogyo Co. Ltd.	860,904
7,000	Tokyo Rakutenchi Co. Ltd.	26,566
107,000	Tokyo Rope Manufacturing Co. Ltd.	221,130
1,000	Tokyo Sangyo Co. Ltd.	3,870
14,700	Tokyo Seimitsu Co. Ltd.	303,611
24,100	Tokyo Steel Manufacturing Co. Ltd.	184,734
58,000	Tokyo Tatemono Co. Ltd.(b)	216,483
5,200	Tokyo Tatemono Real Estate Sales Co. Ltd.	17,585
32,000	Tokyo Tekko Co. Ltd.	108,216
19,000	Tokyo Theaters Co., Inc.	27,367
11,000	Tokyo Tomin Bank Ltd. (The)	126,202
31,000	Tokyotokeiba Co. Ltd.	45,817
2,300	Tokyu Community Corp.	73,805
31,960	Tokyu Construction Co. Ltd.	76,057
163,000	Tokyu Land Corp.	792,134
5,000	Tokyu Livable, Inc.	55,611
27,000	Toli Corp.	56,137
15,000	Tomato Bank Ltd.	27,242
4,000	Tomen Devices Corp.(d)	101,653
7,900	Tomen Electronics Corp.	116,956
18,100	Tomoe Corp.	72,092
3,300	Tomoe Engineering Co. Ltd.	75,225
4,000	Tomoegawa Co. Ltd.	9,168
49,000	Tomoku Co. Ltd.	142,385
22,400	TOMONY Holdings, Inc.	102,685
20,000	Tonami Holdings Co. Ltd.	46,092
26,200	Topcon Corp.	203,457
6,700	Toppan Forms Co. Ltd.	60,337
29,000	Topre Corp.	273,873
121,000	Topy Industries Ltd.	375,852
1,000	Toridoll.corp	12,763
8,800	Torigoe Co. Ltd. (The)	74,729
5,300	Torii Pharmaceutical Co. Ltd.	99,375
8,700	Torishima Pump Manufacturing Co. Ltd.	110,602
121	Tosei Corp.	49,255
67,000	Toshiba Machine Co. Ltd.	366,721

Shares		Value

JAPAN (continued)
17,000	Toshiba Plant Systems & Services Corp.	$180,987
106,000	Toshiba TEC Corp.	430,160
16,000	Tosho Printing Co. Ltd.	31,263
225,000	Tosoh Corp.	628,444
24,000	Totetsu Kogyo Co. Ltd.	257,014
38,000	TOTO Ltd.	281,764
19,000	Tottori Bank Ltd. (The)	38,314
2,500	Touei Housing Corp.	25,081
113,000	Towa Bank Ltd. (The)	123,134
1,900	Towa Corp.	10,709
2,800	Towa Pharmaceutical Co. Ltd.	129,058
23,000	Toyo Construction Co. Ltd.	22,470
8,200	Toyo Corp.	91,613
109,000	Toyo Engineering Corp.	498,309
152,000	Toyo Ink SC Holdings Co. Ltd.	607,315
21,000	Toyo Kanetsu KK	47,871
17,000	Toyo Kohan Co. Ltd.	61,536
16,000	Toyo Securities Co. Ltd.	39,279
19,000	Toyo Suisan Kaisha Ltd.	487,851
1,100	Toyo Tanso Co. Ltd.	40,189
111,000	Toyo Tire & Rubber Co. Ltd.	304,471
20,000	Toyo Wharf & Warehouse Co. Ltd.	34,820
93,000	Toyobo Co. Ltd.	126,966
10,100	Toyoda Gosei Co. Ltd.	207,971
14,700	Toyota Boshoku Corp.	181,725
9,200	TPR Co. Ltd.	151,067
1,200	Trancom Co. Ltd.	26,122
12,300	Transcosmos, Inc.(b)	176,242
5,100	Trusco Nakayama Corp.	108,464
7,300	TS Tech Co. Ltd.	145,195
17,400	TSI Holdings Co. Ltd.	89,354
67,000	Tsubakimoto Chain Co.	408,680
6,000	Tsubakimoto Kogyo Co. Ltd.	18,938
47,000	Tsudakoma Corp.(b)	100,075
34,000	Tsugami Corp.	342,385
18,000	Tsukishima Kikai Co. Ltd.	153,307
38,033	Tsukuba Bank Ltd.	122,426
19,300	Tsumura & Co.	515,617
5,300	Tsuruha Holdings, Inc.	318,637
7,000	Tsurumi Manufacturing Co. Ltd.	59,707
2,400	Tsutsumi Jewelry Co. Ltd.	70,431
8,000	Tsuzuki Denki Co. Ltd.	65,230
7,000	TTK Co. Ltd.	34,544
81	TV Asahi Corp.	121,236
200	TV Tokyo Holdings Corp.	2,615
149,000	Ube Industries Ltd.	382,578
15,000	Ube Material Industries Ltd.	43,211
5,000	Uchida Yoko Co. Ltd.	16,157
14,000	Ueki Corp.	32,440
1,900	UKC Holdings Corp.	26,273
14,900	Ulvac, Inc.(b)	120,559
36,000	Uniden Corp.(b)	133,016
400	Union Tool Co.	7,270
8,300	Unipres Corp.	262,598

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
7,300	United Arrows Ltd.	$166,774
166,700	UNY Co. Ltd.	1,945,947
14,100	U-Shin Ltd.	106,668
341,300	Ushio, Inc.	4,484,265
4,170	USS Co. Ltd.	424,626
8,800	Utoc Corp.	30,862
16,200	Valor Co. Ltd.	284,474
22,600	Vital KSK Holdings, Inc.	206,638
27,000	Wacoal Holdings Corp.	313,489
10	Wacom Co. Ltd.	24,073
33,000	Wakachiku Construction Co. Ltd.(b)	41,333
4,900	Warabeya Nichiyo Co. Ltd.	80,398
1,700	Watabe Wedding Corp.	15,969
6,300	WATAMI Co. Ltd.	134,143
3,000	Weathernews, Inc.	92,848
18,000	Wood One Co. Ltd.	74,399
20,700	Xebio Co. Ltd.	570,132
5,700	YAC Co. Ltd.	44,835
5,400	Yachiyo Bank Ltd. (The)	122,690
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,769
2,000	YAMABIKO Corp.	32,715
88,000	Yamagata Bank Ltd. (The)	405,611
157,000	Yamaguchi Financial Group, Inc.	1,352,906
124,300	Yamaha Corp.	1,212,797
31,000	Yamanashi Chuo Bank Ltd. (The)	129,296
70,000	Yamatane Corp.	101,703
5,700	Yamato Kogyo Co. Ltd.	163,061
24,000	Yamazaki Baking Co. Ltd.	355,611
100	Yamazawa Co. Ltd.	1,812
18,200	Yamazen Corp.	164,356
2,500	Yaoko Co. Ltd.	88,208
34,000	Yaskawa Electric Corp.	297,670
2,300	Yasuda Warehouse Co. Ltd. (The)	14,778
15,900	Yellow Hat Ltd.	275,621
57,000	Yodogawa Steel Works Ltd.	227,743
12,000	Yokogawa Bridge Holdings Corp.	82,816
92,000	Yokogawa Electric Corp.	889,579
22,300	Yokohama Reito Co. Ltd.	174,289
109,000	Yokohama Rubber Co. Ltd. (The)	804,121
3,300	Yokowo Co. Ltd.	19,674
5,000	Yomeishu Seizo Co. Ltd.	47,971
8,000	Yomiuri Land Co. Ltd.	25,952
5,000	Yondenko Corp.	20,666
1,700	Yonekyu Corp.	16,331
3,200	Yonex Co. Ltd.	21,643
8,300	Yorozu Corp.	168,204
98	Yoshinoya Holdings Co. Ltd.	127,533
56,000	Yuasa Trading Co. Ltd.	97,495
27,000	Yuken Kogyo Co. Ltd.	56,137

Shares		Value

JAPAN (continued)
3,600	Yukiguni Maitake Co. Ltd.	$14,474
10,000	Yurtec Corp.	47,595
1,100	Yusen Logistics Co. Ltd.	16,850
2,740	Yushin Precision Equipment Co. Ltd.	62,426
4,200	Yushiro Chemical Industry Co. Ltd.	44,399
7,400	Zenrin Co. Ltd.	78,134
21,900	Zensho Holdings Co. Ltd.	272,653
72,000	Zeon Corp.	632,164
7,000	ZERIA Pharmaceutical Co. Ltd.	128,269
10,700	Zuken, Inc.	84,967

		265,659,449

JERSEY CHANNEL ISLANDS — 0.0%
3,036	Atrium European Real Estate Ltd.	14,789
42,868	Heritage Oil Plc(b)	103,521
2,029	Phoenix Group Holdings	17,386

		135,696

LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	133,958
2,157	Verwaltungs- und Privat-Bank AG	183,939

		317,897

LUXEMBOURG — 0.0%
3,838	APERAM	64,749
10,130	Brait SE(b)	31,732
24,534	d’Amico International Shipping SA(b)	15,520
1,096	GAGFAH SA(b)	9,823
5,544	Oriflame Cosmetics SA - SDR	199,281
100,579	Regus Plc	174,166

		495,271

MALAYSIA — 0.6%
61,000	Aeon Co. (M) Berhad	191,709
7,100	Aeon Credit Service M Berhad	25,106
317,300	Affin Holdings Berhad	321,914
608,300	AirAsia Berhad	669,411
20,200	Alam Maritim Resources Berhad(b)	4,573
739,000	Alliance Financial Group Berhad	964,656
45,800	Amway (Malaysia) Holdings Berhad(d)	148,025
99,800	ANN JOO Resources Berhad	63,983
40,500	APM Automotive Holdings Berhad	62,905
1,511,000	Axis Real Estate Investment Trust(d)	1,338,229
164,700	Bandar Raya Developments Berhad	121,919
32,700	Batu Kawan Berhad	203,159

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

MALAYSIA (continued)
95,933	Berjaya Assets Berhad	$25,996
643,800	Berjaya Corp. Berhad	170,205
10,900	Berjaya Media Berhad(b)	1,477
201,800	Berjaya Sports Toto Berhad	288,095
180,500	BIMB Holdings Berhad	151,510
400	Boustead Heavy Industries Corp. Berhad	375
365,904	Boustead Holdings Berhad	632,412
6,200	British American Tobacco Malaysia Berhad	113,796
41,100	Bursa Malaysia Berhad	91,680
20,000	Cahya Mata Sarawak Berhad	16,193
75,100	Carlsberg Brewery-Malaysia Berhad	286,899
49,030	CB Industrial Product Holding Berhad	46,016
14,300	Chemical Co. of Malaysia Berhad	7,089
2,200	Dayang Enterprise Holdings Berhad	1,469
2,901,752	Dialog Group Berhad	2,167,204
64,800	Dijaya Corp. Berhad	23,556
209,300	DRB-Hicom Berhad	176,376
475,000	Eastern & Oriental Berhad	218,192
220,175	ECM Libra Financial Group Berhad	56,754
18,700	Esso Malaysia Berhad	22,185
116,100	Evergreen Fibreboard Berhad	34,531
20,800	Fraser & Neave Holdings Berhad	130,739
739,900	Gamuda Berhad	870,471
89,300	Genting Plantations Berhad	277,403
58,000	Glomac Berhad	16,005
85,200	Green Packet Berhad(b)	16,471
76,900	Guinness Anchor Berhad	329,354
15,900	Hai-O Enterprise Berhad	11,402
499,380	HAP Seng Consolidated Berhad	272,299
110,500	Hap Seng Plantations Holdings Berhad	109,185
737,950	Hartalega Holdings Berhad(d)	1,902,184
19,992	Hock Seng LEE Berhad	10,240
92,500	Hong Leong Financial Group Berhad	364,987
51,500	Hong Leong Industries Berhad(d)	73,012
350,930	IGB Corp. Berhad	317,762
833,940	IJM Corp. Berhad	1,510,242
192,200	IJM Land Berhad	140,371
125,900	IJM Plantations Berhad	136,468
24,800	JAKS Resources Berhad(b)	4,262
32,800	JT International Berhad	75,551
67,400	K&N Kenanga Holdings Berhad(b)	12,807
44,400	Karambunai Corp Berhad(b)	2,421
89,800	Keck Seng (Malaysia) Berhad	118,111
131,768	Kencana Petroleum Berhad(b)	143,699
219,600	KFC Holdings Malaysia Berhad	269,239

Shares		Value

MALAYSIA (continued)
103,900	Kian JOO CAN Factory Berhad	$67,641
70,600	Kinsteel Berhad	10,499
293,400	KLCC Property Holdings Berhad	328,693
1,075,650	KPJ Healthcare Berhad	1,976,409
13,900	KSL Holdings Berhad	6,339
370,600	Kulim Malaysia Berhad	518,056
52,850	Kumpulan Fima Berhad	32,136
105,000	Kurnia Asia Berhad(b)	19,779
87,500	Lafarge Malayan Cement Berhad	207,906
157,800	Landmarks Berhad(b)	49,541
7,000	Leader Universal Holdings Berhad(b)	2,475
97,400	Lingkaran Trans Kota Holdings Berhad	126,498
81,500	Lingui Development Berhad	41,477
142,700	Lion Industries Corp. Berhad	66,021
15,500	LPI Capital Berhad	70,175
242,380	Mah Sing Group Berhad	156,994
121,750	Malayan Flour Mills Berhad	75,641
154,100	Malaysia Airports Holdings Berhad	294,858
114,500	Malaysia Building Society	85,894
58,100	Malaysian Airline System Berhad(b)	23,424
78,300	Malaysian Bulk Carriers Berhad(b)	41,401
31,313	Malaysian Pacific Industries Berhad	30,940
291,250	Malaysian Resources Corp. Berhad	160,736
28,600	MBM Resources Berhad	46,690
262,400	Media Prima Berhad	221,124
434,400	MMC Corp. Berhad	378,987
189,500	Muhibbah Engineering M Berhad	77,027
489,900	Mulpha International Berhad(b)	71,235
17,900	Naim Holdings Berhad	11,712
157,000	Nam Cheong Ltd.	24,866
481,100	NCB Holdings Berhad(d)	710,680
4,800	Nestle Malaysia Berhad	87,720
102,200	Oriental Holdings Berhad	216,829
441,391	OSK Holdings Berhad	249,431
4,700	Padini Holdings Berhad	2,609
4,300	Panasonic Manufacturing Malaysia Berhad	32,257
43,120	Paramount Corp. Berhad	22,372
112,459	Parkson Holdings Berhad	193,626
42,400	Pelikan International Corp. Berhad	10,999
9,100	Perwaja Holdings Berhad(b)	1,925
6,363	Pharmaniaga Berhad(c)(d)	9,273
142,800	POS Malaysia Berhad	128,831
55,600	Press Metal Berhad	38,769
115,500	Proton Holdings Berhad	209,167
1,785,100	QL Resources Berhad(d)	1,858,250

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

MALAYSIA (continued)
84,100	SapuraCrest Petroleum Berhad	$140,908
36,200	Sarawak Oil Palms Berhad	81,109
13,100	Scientex Berhad	10,087
2,300	Selangor Properties Berhad	2,729
75,100	Shangri-La Hotels (Malaysia) Berhad(d)	73,710
28,800	Shell Refining Co. Federation of Malaya Berhad	97,840
93,800	Star Publications Malaysia Berhad	99,194
18,690	Subur Tiasa Holdings Berhad	16,368
332,745	Sunway Berhad(b)	263,909
74,304	Ta Ann Holdings Berhad	160,100
682,700	TA Enterprise Berhad	127,470
195,360	TA Global Berhad	18,400
195,360	TA Global Berhad - Preferred Shares(d)	16,786
210,800	TAN Chong Motor Holdings Berhad	314,876
74,000	TDM Berhad	115,182
120,300	Telekom Malaysia Berhad	214,282
51,200	TH Plantations Berhad(b)	46,022
1,578,800	Time dotCom Berhad(b)	370,439
120,960	Top Glove Corp. Berhad	187,475
275,400	Tradewinds Corp. Berhad	65,983
45,300	Tradewinds Malaysia Berhad	146,409
57,200	TSH Resources Berhad	46,312
285,308	UEM Land Holdings Berhad(b)	189,514
227,200	UMW Holdings Berhad	590,900
59,900	Unico-Desa Plantations Berhad	23,754
128,080	Unisem (M) Berhad	60,527
15,000	United Malacca Berhad	37,872
38,700	United Plantations Berhad	331,751
129,975	Wah Seong Corp. Berhad	87,194
1,348,800	Wellcall Holdings Berhad(d)	739,923
170,700	WTK Holdings Berhad	81,232
140,671	YNH Property Berhad	93,440
68,162	YTL Corp. Berhad	36,491
41,000	YTL Land & Development Berhad(b)	13,956
654,300	YTL Power International Berhad	371,909
26,100	Zelan Berhad(b)	3,493
25,600	Zhulian Corp. Berhad	16,751

		30,054,493

MALTA — 0.0%
8,169	Unibet Group Plc - SDR	233,355

MAURITIUS — 0.0%
179,637	Essar Energy Plc(b)	427,096

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,918,442
22,651	Alsea SAB de CV(b)	31,109
414,805	Arca Continental SAB de CV	2,110,017
997	Axtel SAB de CV - CPO Shares(b)	272

Shares		Value

MEXICO (continued)
51,300	Bolsa Mexicana de Valores SAB de CV	$102,514
957,710	Cemex SAB de CV - CPO Units(b)	692,589
15,600	Consorcio ARA SAB de CV	4,970
227,687	Controladora Comercial Mexicana SAB de CV - Units(b)	482,958
800	Corp. Actinver SAB de CV	657
78,869	Corp. GEO SAB de CV - Series B(b)	105,050
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)(d)	31,023
27,300	Corp. Moctezuma SAB de CV	63,922
136,820	Empresas ICA SAB de CV(b)	248,201
813,700	Fibra Uno Administracion SA de CV REIT	1,624,158
22,800	Financiera Independencia SAB de CV(b)	9,102
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	244,903
20,369	Gruma SAB de CV - Series B(b)	55,528
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	223,868
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,676,111
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,345,221
500	Grupo Carso SAB de CV	1,689
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	426,709
45,878	Grupo Comercial Chedraui SA de CV	119,327
53,900	Grupo Famsa SAB de CV(b)	40,013
251,000	Grupo Financiero Banorte SAB de CV - Series O	1,213,961
52,600	Grupo Herdez SAB de CV	116,297
57,500	Grupo Industrial Maseca SAB de CV - Series B(b)	71,511
12,400	Grupo Industrial Saltillo SAB de CV(b)	15,136
45,400	Grupo Simec SAB de CV - Series B(b)	140,704
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	498,763
10,460	Industrias Bachoco SAB de CV - Series B(b)	18,028
170,175	Industrias CH SAB de CV - Series B(b)	772,100
11,100	Inmuebles Carso SAB de CV(b)	9,842
100	Medica Sur SAB de CV - Series B	187
14,800	Megacable Holdings SAB de CV(b)	32,041
127,413	Mexichem SAB de CV	474,891

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

MEXICO (continued)
100,796	Organizacion Soriana SAB de CV - Series B(b)	$286,464
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	290,955
46,400	Qualitas Cia de Seguros SA de CV	51,295
341,100	Sare Holding SAB de CV - Class B(b)	37,446
427,400	TV Azteca SAB de CV	279,225
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	70,545

		15,937,744

MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	24,646

NETHERLANDS — 1.0%
47,325	Aalberts Industries NV	908,651
9,250	Accell Group	186,112
13,621	AMG Advanced Metallurgical Group NV(b)	138,687
4,482	Amsterdam Commodities NV	75,851
5,838	Arcadis NV	135,197
42,228	ASM International NV	1,492,731
32,423	BE Semiconductor Industries NV	259,097
5,643	Beter Bed Holding NV	115,032
23,620	BinckBank NV	223,550
5,454	Brunel International NV	255,424
1,645	CSM	23,234
21,261	Delta Lloyd NV	358,403
4,041	Dockwise Ltd.(b)	80,496
2,240	Exact Holding NV	53,816
15,923	Fugro NV - CVA	1,160,512
25,465	Gemalto NV	1,897,420
3,036	Grontmij NV- CVA	20,897
6,488	Heijmans NV - CVA	63,544
541	Hunter Douglas NV	23,274
16,720	Imtech NV	472,744
16,012	Kardan NV(b)	24,586
3,085	KAS Bank NV - CVA	33,690
5,597	Kendrion NV	134,691
111,819	Koninklijke BAM Groep NV	396,679
502,848	Koninklijke Boskalis Westminster NV(d)	18,344,440
14,713	Koninklijke Ten Cate NV	448,327
12,312	Koninklijke Vopak NV	793,600
68,974	Koninklijke Wessanen NV	206,157
16,796	LBi International NV(b)	59,362
7,790	Macintosh Retail Group NV	96,733
21,272	Mediq NV	282,140
61	Nederland Apparatenfabriek	2,011
1,511	New World Resources Plc - Class A	9,976
18,557	Nutreco NV	1,348,555
28,815	Ordina NV(b)	34,137

Shares		Value

NETHERLANDS (continued)
6,604	PostNL NV	$28,655
370,922	Qiagen NV(b)(e)	6,116,241
208,000	Qiagen NV(b)(e)	3,479,839
108,816	Randstad Holding NV	3,768,071
228,294	SBM Offshore NV	4,147,586
11,287	Sligro Food Group NV	343,633
86,230	SNS Reaal NV(b)	170,186
10,281	Telegraaf Media Groep NV	126,509
15,287	TKH Group NV	403,594
100,278	TNT Express NV	1,215,877
46,784	TomTom NV(b)	232,849
9,665	Unit 4 NV	281,905
32,090	USG People NV	303,119
2,020	Wavin NV(b)	28,036
27,312	Wolters Kluwer NV	471,433
5,243	Xeikon NV(b)	20,126

		51,297,415

NEW ZEALAND — 0.4%
155,194	Air New Zealand Ltd.	112,950
3,058,798	Auckland International Airport Ltd.(d)	6,328,355
126,968	Contact Energy Ltd.(b)	503,565
12,610	Ebos Group Ltd.	78,885
186,294	Fisher & Paykel Appliances Holdings Ltd.(b)	82,264
2,078,283	Fisher & Paykel Healthcare Corp. Ltd.(d)	3,772,916
28,085	Freightways Ltd.	95,311
6,326	Hallenstein Glasson Holdings Ltd.	20,278
38,459	Heartland New Zealand Ltd.(b)	18,241
40,503	Infratil Ltd.	62,765
32,296	Mainfreight Ltd.	260,138
33,862	New Zealand Oil & Gas Ltd.	21,322
38,630	New Zealand Refining Co. Ltd. (The)	90,662
85,108	Nuplex Industries Ltd.	186,520
21,545	NZX Ltd.	49,155
29,901	PGG Wrightson Ltd.(b)	9,536
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.(d)	533,579
13,536	Pumpkin Patch Ltd.(b)	11,069
18,968	Rakon Ltd.(b)	7,445
19,670	Restaurant Brands New Zealand Ltd.	32,974
130,479	Ryman Healthcare Ltd.	338,236
15,128	Sanford Ltd.	49,484
48,111	Skellerup Holdings Ltd.	59,014
99,091	Sky Network Television Ltd.	442,432
1,805,921	SKYCITY Entertainment Group Ltd.(d)	5,670,867
12,028	Steel & Tube Holdings Ltd.	22,721
49,776	Tower Ltd.	67,162
41,749	TrustPower Ltd.(d)	250,930
58,037	Vector Ltd.	125,293

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

NEW ZEALAND (continued)
34,146	Warehouse Group Ltd. (The)	$74,554

		19,378,623

NIGERIA — 0.0%
26,260	Maurel & Prom Nigeria SA	72,997

NORWAY — 0.2%
41,936	ABG Sundal Collier Holding ASA	32,608
31,265	Acta Holding ASA	6,883
11,298	Aker ASA - Class A	369,167
14,414	Aker Biomarine ASA(b)	3,048
8,076	Algeta ASA(b)	191,071
34,500	Atea ASA	367,730
25,321	Austevoll Seafood ASA	92,914
5,832	Bonheur ASA(d)	131,458
100,901	BW Offshore Ltd.	140,166
22,368	BWG Homes ASA	45,534
55,760	Cermaq ASA(b)	761,433
2,675	Clavis Pharma ASA(b)	29,915
25,707	Det Norske Oljeselskap ASA(b)	369,460
111,379	DNO International ASA(b)	176,811
12,614	DOF ASA(b)	87,944
7,264	Ekornes ASA	119,312
27,547	Electromagnetic GeoServices ASA(b)	87,123
154,310	Eltek ASA(b)	103,270
28,834	Evry ASA	65,498
142,175	Farstad Shipping ASA(d)	4,223,303
15,475	Fred Olsen Energy ASA	641,665
7,560	Ganger Rolf ASA(d)	154,557
10,278	Grieg Seafood ASA	10,740
70,588	Hurtigruten ASA(b)	50,817
24,568	Intex Resources ASA(b)	36,060
320	Jason Shipping ASA(b)	112
43,319	Kongsberg Automotive Holding ASA(b)	15,139
14,697	Kongsberg Gruppen ASA	283,773
14,225	Kvaerner ASA	42,007
3,394	Leroey Seafood Group ASA	53,375
543,531	Marine Harvest ASA	278,843
10,381	Nordic Semiconductor ASA	35,916
36,865	Norske Skogindustrier ASA(b)	36,717
4,652	Norwegian Air Shuttle AS(b)	78,645
21,049	Norwegian Energy Co. AS(b)	26,371
1,161	Odfjell SE - Class A	7,060
23,394	Opera Software ASA	151,247
203	Panoro Energy ASA(b)	141
3,052	PhotoCure ASA(b)	21,332
7,734	Pronova BioPharma AS(b)	9,703
6,386	Q-Free ASA(b)	29,012
106,122	Renewable Energy Corp. ASA(b)	60,636
1,560	Salmar ASA	8,178
31,903	Scana Industrier ASA(b)	11,093
4,950	Solstad Offshore ASA(d)	95,143
46,601	SpareBank 1 SMN	288,256

Shares		Value

NORWAY (continued)
61,849	Storebrand ASA(b)	$277,961
28,000	STX OSV Holdings Ltd.	36,202
42,000	TGS Nopec Geophysical Co. ASA	1,213,850
50,237	Tomra Systems ASA	391,506
3,670	TTS Group ASA(b)	11,415
26,254	Veidekke ASA	221,117
3,850	Wilh Wilhelmsen Holding ASA	97,546

		12,080,783

PERU — 0.1%
734,226	Alicorp SA(d)	1,985,372
186,205	Copeinca ASA(d)	1,142,033
1,469,524	Ferreyros SA	1,625,075
35,750	Hochschild Mining Plc	291,254

		5,043,734

PHILIPPINES — 0.3%
1,120,000	Aboitiz Equity Ventures, Inc.	1,352,913
605,400	Aboitiz Power Corp.	487,532
108,200	Alliance Global Group, Inc.	31,676
232,400	Atlas Consolidated Mining & Development(b)	107,118
17,152	Ayala Corp.	174,689
440,500	Ayala Land, Inc.	223,797
645,262	Bank of The Philippine Islands	1,126,381
738,290	BDO Unibank, Inc.	1,157,622
120,166	Belle Corp.(b)	13,776
8,137	China Banking Corp.	100,219
337,200	DMCI Holdings, Inc.	476,808
2,243,800	Energy Development Corp.	313,558
2,159,375	Filinvest Land, Inc.	69,047
409,000	First Gen Corp.(b)	136,785
213,520	First Philippine Holdings Corp.	323,668
465,000	Global-Estate Resorts, Inc.(b)	21,257
15,090	Globe Telecom, Inc.	401,017
3,506,700	GMA Holdings, Inc. - PDR(d)	830,578
237,090	International Container Terminal Services, Inc.	381,860
72,300	JG Summit Holdings, Inc.	57,025
155,000	Jollibee Foods Corp.	411,547
1,320,000	Lepanto Consolidated Mining - B Shares(b)	47,835
1,379,000	Lopez Holdings Corp.	187,808
3,303,600	Manila Water Co., Inc.(d)	1,932,708
10,796,696	Megaworld Corp.	554,923
140,000	Metro Pacific Investments Corp	14,889
343,228	Metropolitan Bank & Trust	743,037
623,000	Pepsi-Cola Products Philippines, Inc.(b)	41,612
126,720	Philweb Corp.	51,024
135,000	Rizal Commercial Banking Corp.	140,372
538,500	Robinsons Land Corp.	220,910
171,868	Security Bank Corp.	582,120
48,220	Semirara Mining Corp.	287,812

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

PHILIPPINES (continued)
756,502	SM Development Corp.	$125,606
1,524,900	SM Prime Holdings, Inc.	603,170
350,000	Southeast Asia Cement Holdings	14,590
102,600	Union Bank of Philippines	259,781
509,115	Universal Robina Corp.	783,810
2,843,000	Vista Land & Lifescapes, Inc.	293,593

		15,084,473

POLAND — 0.1%
9,002	Agora SA	33,915
10,960	Asseco Poland SA	162,768
26,856	Bank Handlowy w Warszawie SA	645,573
84,867	Bank Millennium SA	111,692
375,702	Boryszew SA(b)	83,402
7,103	BRE Bank SA(b)	650,765
6,112	Budimex SA	153,706
7,771	Ciech SA(b)	42,388
1,000	Dom Development SA	11,512
40,000	Dom Maklerski IDMSA(b)	23,975
2,276	Emperia Holding SA	78,819
8,689	Enea SA(b)	45,880
3,279	Energomontaz Poludnie SA(b)	1,872
32,056	Eurocash SA	391,386
5,542	Farmacol SA(b)(d)	37,611
606,012	Get Bank SA(b)	365,149
207,050	Getin Holdings SA(b)	150,365
2,040	Getin Noble Bank SA(b)	2,847
3,848	Grupa Kety SA	146,315
27,433	Grupa Lotos SA(b)	246,639
2,830	ING Bank Slaski SA	72,650
2,620	Inter Cars SA(b)	83,088
10,387	Kopex SA(b)	63,443
4,404	Kredyt Bank SA	19,050
350	LPP SA	315,225
1,502	Lubelski Wegiel Bogdanka SA	60,493
219,284	Netia SA(b)	419,333
10,774	Orbis SA(b)	130,724
1,674	PBG SA	13,463
2,139	Pelion SA	20,350
93,126	Polimex-Mostostal SA	30,124
6,109	Polnord SA	27,413
18,559	Rafako SA	56,914
158	Stalprodukt SA	10,973
363,944	Synthos SA	704,043
8,802	Trakcja-Tiltra SA(b)	2,931
37,193	TVN SA	112,996
960	Zaklady Azotowe Pulawy SA	29,227
19,455	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	208,228
119	Zaklady Chemiczne Police SA(b)	351
1,898	Zaklady Tluszczowe Kruszwica SA(d)	28,651

		5,796,249

Shares		Value

PORTUGAL — 0.0%
16,720	Altri SGPS SA	$24,146
97,795	Banco BPI SA(b)	52,039
890,475	Banco Comercial Portugues SA(b)	124,944
218,383	Banco Espirito Santo I-12 Shares(c)(d)	185,007
124,790	Banco Espirito Santo SA(b)	105,718
31,884	BANIF SGPS SA(b)	7,175
6,907	Brisa Auto-Estradas de Portugal SA	24,228
63,975	Cimpor Cimentos de Portugal SGPS SA	467,453
2,336	Corticeira Amorim SGPS SA	4,298
2,417	Impresa SGPS SA(b)	1,216
37,391	INAPA - Investimentos Participacoes e Gestao SA(b)	6,929
49,289	Mota-Engil SGPS SA	81,228
272	Novabase SGPS SA	770
87,362	Portucel Empresa Produtora de Pasta e Papel SA	221,568
73,718	Portugal Telecom SGPS SA	396,761
39,281	REN - Redes Energeticas Nacionais SA	103,940
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	8,997
18,233	Semapa - Sociedade de Investimento e Gestao(b)	131,029
109,476	Sonae	59,414
10,250	Sonae Capital SGPS SA(b)	2,578
15,150	Sonae Industria SGPS SA(b)	11,671
48,502	Sonaecom SGPS SA	78,005
11,475	Teixeira Duarte SA	3,190
4,627	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,618

		2,117,922

RUSSIA — 0.0%
30,339	Alliance Oil Co. Ltd., SDR(b)	284,599
7,397	Raven Russia Ltd.	7,473

		292,072

SINGAPORE — 1.6%
51,000	Abterra Ltd.(b)	22,255
5,073,000	Ascendas Real Estate Investment Trust	8,526,739
80,000	Asiasons Capital Ltd.(b)	21,980
155,400	ASL Marine Holdings Ltd.(d)	79,741
123,000	Ausgroup Ltd.	33,794
136,000	Banyan Tree Holdings Ltd.	70,335
165,000	Biosensors International Group Ltd.(b)	177,999
7,400	Bonvests Holdings Ltd.	5,711
105,000	Boustead Singapore Ltd.	73,818
39,000	Breadtalk Group Ltd.	17,491
132,000	Broadway Industrial Group Ltd.	45,867
40,000	Bukit Sembawang Estates Ltd.	151,919

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SINGAPORE (continued)
47,355	Cape Plc	$290,041
10,559,000	CapitaMall Trust REIT(d)	15,358,545
30,000	Cerebos Pacific Ltd.	142,303
111,000	CH Offshore Ltd.	42,158
29,000	China Merchants Holdings Pacific Ltd.	16,756
135,000	Chip Eng Seng Corp. Ltd.	53,455
331,000	ComfortDelGro Corp. Ltd.	409,236
137,000	Cosco Corp. Singapore Ltd.	114,582
6,000	Creative Technology Ltd.	19,248
199,000	CSC Holdings Ltd.	18,815
110,000	CSE Global Ltd.(b)	66,222
143,000	CWT Ltd.(b)	141,556
14,000	Ellipsiz Ltd.	1,007
15,600	Eu Yan Sang International Ltd.	8,572
44,000	Ezion Holdings Ltd.	30,933
4,935,400	Ezra Holdings Ltd.(b)	4,028,084
100,000	Falcon Energy Group Ltd.	19,798
179,000	First Resources Ltd.	271,935
183,000	FJ Benjamin Holdings Ltd.	50,279
493,000	Fragrance Group Ltd.	159,354
134,000	Freight Links Express Holdings Ltd	6,714
306,000	Gallant Venture Ltd.(b)	70,473
2,000	GK Goh Holdings Ltd.	1,228
387,000	GMG Global Ltd.(b)	43,469
94,000	Goodpack Ltd.	122,675
15,000	GP Batteries International Ltd.	12,364
80,000	GP Industries Ltd.(d)	26,828
164,666	Guocoland Ltd.	232,196
23,000	GuocoLeisure Ltd.	11,059
129,000	Guthrie GTS Ltd.	67,758
692,875	Healthway Medical Corp. Ltd.(b)	50,391
55,000	Hiap Seng Engineering Ltd.	13,556
7,000	Hi-P International Ltd.	5,063
96,000	Ho Bee Investment Ltd.	107,055
274,800	Hong Fok Corp. Ltd.(b)	95,486
131,000	Hong Leong Asia Ltd.	194,251
137,600	Hotel Properties Ltd.	216,824
3,000	Hour Glass Ltd. (The)	3,321
126,000	HTL International Holdings Ltd.(d)	37,164
65,000	HupSteel Ltd.	10,242
126,000	Hwa Hong Corp. Ltd.	40,727
4,423,000	Hyflux Ltd.(d)	5,128,893
74,000	Hyflux Ltd. - Placement Shares	85,810
118,000	Indofood Agri Resources Ltd.(b)	135,879
92,000	InnoTek Ltd.	37,172
156,000	Jaya Holdings Ltd.(b)	71,855
101,000	Jiutian Chemical Group Ltd.(b)	3,346
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.	5,508
233,000	Keppel Land Ltd.	596,857

Shares		Value

SINGAPORE (continued)
34,000	Keppel Telecommunications & Transportation Ltd.	$31,596
195,000	LC Development Ltd.	24,582
72,000	Lian Beng Group Ltd.	22,399
75,000	Lum Chang Holdings Ltd.	18,485
120,000	M1 Ltd.	236,606
74,000	Manhattan Resources Ltd.(b)	50,230
6,000	Marco Polo Marine Ltd.	1,770
274,000	Mercator Lines Singapore Ltd.(b)	33,655
351,800	Metro Holdings Ltd.	216,055
101,000	Midas Holdings Ltd.	29,790
255,000	Neptune Orient Lines Ltd.(b)	254,485
1,000	Next-Generation Satellite Communications Ltd.(b)	12
25,000	NSL Ltd.	30,707
395,000	Oceanus Group Ltd.(b)	25,216
95,173	OM Holdings Ltd.(b)	48,095
122,195	Orchard Parade Holdings Ltd.	173,295
32,000	OSIM International Ltd.	31,289
145,500	Otto Marine Ltd.	12,345
81,000	Overseas Union Enterprise Ltd.	153,818
26,000	Pan Pacific Hotels Group Ltd.	37,188
60,000	Petra Foods Ltd.	119,758
21,000	PSC Corp. Ltd.	5,261
106,215	QAF Ltd.	62,227
118,542	Raffles Education Corp. Ltd.	40,232
87,676	Raffles Medical Group Ltd.	163,662
121,000	Rotary Engineering Ltd.	63,067
231,000	Roxy-Pacific Holdings Ltd.	80,267
1,594,000	S i2i Ltd.(b)	43,795
100,000	Sakari Resources Ltd.	159,192
17,000	San Teh Ltd.	4,121
132,000	Sapphire Corp. Ltd.	16,639
4,778,000	SATS Ltd.(d)	10,077,236
43,000	SBS Transit Ltd.(d)	58,723
87,142	SC Global Developments Ltd.	74,291
3,817,000	SIA Engineering Co. Ltd.(d)	12,152,711
100,500	Sim Lian Group Ltd.	49,539
569,000	Sinarmas Land Ltd.(b)(d)	144,836
70,000	Singapore Land Ltd.(d)	337,131
346,000	Singapore Post Ltd.	283,790
174,000	Singapore Reinsurance Corp. Ltd.(d)	35,152
2,337,000	SMRT Corp. Ltd.(d)	3,172,655
484,000	Stamford Land Corp. Ltd.(d)	215,111
3,057,000	StarHub Ltd.(d)	7,880,267
82,000	Sunningdale Tech Ltd.(b)	8,349
115,000	Super Group Ltd.	176,566
180,000	Swiber Holdings Ltd.(b)	85,091
85,000	Swissco Holdings Ltd.(b)	14,081
73,000	Tat Hong Holdings Ltd.	62,234
56,500	Tiger Airways Holdings Ltd.(b)	31,960
60,000	Tiong Woon Corp. Holding Ltd.	11,879
5,000	Treasury China Trust	5,677
295,143	Tuan Sing Holdings Ltd.	69,165

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SINGAPORE (continued)
114,000	UMS Holdings Ltd.	$38,230
116,627	United Engineers Ltd.	236,553
43,000	United Envirotech Ltd.	12,162
420,000	United Industrial Corp. Ltd.(d)	940,121
232,000	UOB-Kay Hian Holdings Ltd.	321,519
302,000	UOL Group Ltd.	1,103,063
58,000	Venture Corp. Ltd.	403,071
20,000	WBL Corp. Ltd.	55,434
209,812	Wheelock Properties (Singapore) Ltd.	293,313
230,000	Wing Tai Holdings Ltd.	220,242
1,364	XP Power Ltd.	25,988
86,000	Yanlord Land Group Ltd.	80,614
37,000	YHI International Ltd.	10,614
115,000	Yongnam Holdings Ltd.	23,232

		78,805,131

SOUTH AFRICA — 0.7%
286,514	Adcock Ingram Holdings Ltd.	2,247,263
508	Adcorp Holdings Ltd.	1,764
114,293	Advtech Ltd.	92,630
59,169	Aeci Ltd.	676,611
227,840	Afgri Ltd.	175,862
401,966	African Bank Investments Ltd.	2,008,964
44,678	African Rainbow Minerals Ltd.	1,040,313
13,164	Allied Electronics Corp. Ltd.	41,998
21,133	Allied Technologies Ltd.	148,683
419	Argent Industrial Ltd.	407
1,809	Aspen Pharmacare Holdings Ltd.(b)	29,253
561	Assore Ltd.	18,802
11,620	Astral Foods Ltd.	183,867
125,307	Aveng Ltd.	640,934
128,958	AVI Ltd.	799,626
105,076	Barloworld Ltd.	1,324,712
25,967	Basil Read Holdings Ltd.	50,776
8,140	Blue Label Telecoms Ltd.	7,121
32,224	Business Connexion Group Ltd.	19,484
7,341	Capitec Bank Holdings Ltd.	209,652
2,456	Cashbuild Ltd.	41,383
57,968	Caxton and CTP Publishers and Printers Ltd.	110,368
2,787	Ceramic Industries Ltd.	38,385
185,094	Cipla Medpro South Africa Ltd.	174,299
7,765	City Lodge Hotels Ltd.	84,909
424,047	Clicks Group Ltd.	2,551,914
27,334	Coronation Fund Managers Ltd.	102,678
107,631	DataTec Ltd.	629,999
77,015	Discovery Holdings Ltd.	510,240
12,341	Distell Group Ltd.	134,946
968	Distribution and Warehousing Network Ltd.(b)	765
274,476	EOH Holdings Ltd.(d)	1,157,105
27,664	Eqstra Holdings Ltd.	25,588
45,744	First Uranium Corp.(b)	5,325
54,199	Foschini Group Ltd. (The)	897,907

Shares		Value

SOUTH AFRICA (continued)
10,106	Gijima Group Ltd.(b)	$611
51,161	Great Basin Gold Ltd.(b)	35,735
106,233	Grindrod Ltd.	212,511
556	Group Five Ltd.	2,121
14,422	Hudaco Industries Ltd.	199,261
6,374	Hulamin Ltd.(b)	5,781
8,550	Iliad Africa Ltd.	6,050
52,630	Illovo Sugar Ltd.	170,280
95,843	Imperial Holdings Ltd.	2,081,498
61,419	JD Group Ltd.	384,000
25,640	JSE Ltd.	271,133
155,803	Lewis Group Ltd.	1,513,464
59,244	Liberty Holdings Ltd.	672,133
70,859	Life Healthcare Group Holdings Ltd.	245,028
15,437	Massmart Holdings Ltd.	331,842
116,507	Mediclinic International Ltd.	588,879
106,290	Merafe Resources Ltd.(b)	12,033
20,292	Metair Investments Ltd.	70,456
302,992	MMI Holdings Ltd.	682,510
76,923	Mondi Ltd.	709,524
38,912	Mr. Price Group Ltd.	526,612
32,262	Murray & Roberts Holdings Ltd.(b)	118,658
141,978	Mvelaphanda Group Ltd.(b)	63,013
31,978	Mvelaserve Ltd.	47,309
18,653	Namakwa Diamonds Ltd.(b)	1,082
202,370	Nampak Ltd.	584,459
221,676	Netcare Ltd.	400,670
41,870	Northam Platinum Ltd.	179,689
236,307	Oceana Group Ltd.(d)	1,367,984
20,617	Omnia Holdings Ltd.	259,922
8,480	Palabora Mining Co. Ltd.	169,091
50,737	Peregrine Holdings Ltd.	72,450
4,111	Petmin Ltd.	1,661
38,560	Pick’n Pay Stores Ltd.	223,373
218,324	Pioneer Foods Ltd.(d)	1,683,769
44,385	Pretoria Portland Cement Co. Ltd.	176,892
50,557	PSG Group Ltd.	384,380
1,762	Raubex Group Ltd.	3,255
12,597	Resilient Property Income Fund Ltd. - Units	63,687
55,765	Reunert Ltd.	516,519
11,250	Santam Ltd.	249,217
106,890	Sappi Ltd.(b)	387,361
9,525	Sentula Mining Ltd.(b)	2,782
38,542	Spar Group Ltd. (The)	602,672
16,434	Stefanutti Stocks Holdings Ltd.	23,150
88,933	Steinhoff International Holdings Ltd.(b)	324,460
14,635	Sun International Ltd.	154,759
118,716	Super Group Ltd.(b)	224,501
63,720	Telkom SA Ltd.	194,930
13,568	Tongaat Hulett Ltd.	183,272
24,146	Trencor Ltd.	139,781

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
62,145	Truworths International Ltd.	$663,554
46,017	Tsogo Sun Holdings Ltd.	110,583
6,989	Vukile Property Fund Ltd. - Units	13,981
8,374	Wesizwe Platinum Ltd.(b)	1,174
9,811	Wilson Bayly Holmes-Ovcon Ltd.	171,587
191,832	Woolworths Holdings Ltd.	1,199,606
211,907	Zeder Investments Ltd.	76,057

		35,947,285

SOUTH KOREA — 1.3%
2,362	Aekyung Petrochemical Co. Ltd.	51,519
487	AMOREPACIFIC Corp.	467,554
1,882	AMOREPACIFIC Group	473,779
1,340	Asia Cement Co. Ltd.	57,566
32,680	Asiana Airlines(b)	185,359
1,640	AUK Corp.(b)	3,867
2,450	Basic House Co. Ltd. (The)(b)	34,795
2,891	Binggrae Co. Ltd.	166,534
48,140	BS Financial Group, Inc.	496,256
3,300	Busan City Gas Co. Ltd.	53,437
5,560	Capro Corp.	96,674
21,561	Cheil Industries, Inc.	1,850,607
19,930	Cheil Worldwide, Inc.	347,414
3,870	Chong Kun Dang Pharm Corp.	54,448
73	Chosun Refractories Co. Ltd.	3,979
1,970	CJ CGV Co. Ltd.	46,281
2,682	CJ CheilJedang Corp.	887,573
9,547	CJ Corp.	659,768
2,137	CJ Korea Express Co. Ltd.(b)	147,683
6,490	Cosmochemical Co. Ltd.(b)	66,616
329	Crown Confectionery Co. Ltd.	46,433
3,210	Dae Dong Industrial Co. Ltd.	14,827
675	Dae Han Flour Mills Co. Ltd.	78,244
16,020	Dae Won Kang Up Co. Ltd.	89,163
20,010	Daechang Co. Ltd.(b)	22,221
4,450	Daeduck Electronics Co.	45,676
3,310	Daeduck GDS Co. Ltd.	36,904
4,330	Daegu Department Store(b)	51,341
5	Daehan Synthetic Fiber Co. Ltd.	291
10,500	Daekyo Co. Ltd.	55,560
22,484	Daelim Industrial Co. Ltd.	2,088,990
9,090	Daesang Corp.	146,389
4,530	Daesang Holdings Co. Ltd.	17,437
4,240	Daesung Holdings Co. Ltd.	23,636
1,850	Daesung Industrial Co. Ltd.(b)	34,377
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	578,769
13,072	Daewoo International Corp.	379,393
16,286	Daewoo Securities Co. Ltd.(b)	165,724
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	837,853
844	Daewoong Co. Ltd.	10,941

Shares		Value

SOUTH KOREA (continued)
2,661	Daewoong Pharmaceutical Co. Ltd.	$58,865
6,720	Daishin Securities Co. Ltd.(b)	58,392
20,410	Daou Technology, Inc.	204,077
3,090	DCM Corp.	26,768
52,250	DGB Financial Group, Inc.	612,598
1,360	Dong Ah Tire & Rubber Co. Ltd.	13,478
6,760	Dong IL Rubber Belt Co. Ltd.	42,171
679	Dong-A Pharmaceutical Co. Ltd.	44,521
5,230	Dongaone Co. Ltd.	13,883
12,536	Dongbu HiTek Co. Ltd.(b)	89,406
9,369	Dongbu Insurance Co. Ltd.(b)	374,719
12,350	Dongbu Securities Co. Ltd.(b)	49,504
754	Dong-IL Corp.	33,960
841	Dongil Industries Co. Ltd.	39,962
23,402	Dongkuk Steel Mill Co. Ltd.	365,486
7,740	Dongwha Pharmaceutical Co. Ltd.	33,388
531	Dongwon F&B Co. Ltd.	32,373
496	Dongwon Industries Co. Ltd.	80,536
20,030	Dongwon Systems Corp.(b)	22,155
10,510	Dongyang Mechatronics Corp.	127,408
5,324	Doosan Corp.	650,116
33,690	Doosan Infracore Co. Ltd.(b)	630,500
270	E1 Corp.	11,778
8,099	Eugene Investment & Securities Co. Ltd.(b)	23,148
3,160	F&F Co. Ltd.	19,573
12,730	Foosung Co. Ltd.(b)	69,500
2,079	Fursys, Inc.	56,108
3,200	Global & Yuasa Battery Co. Ltd.	128,694
99,960	Grand Korea Leisure Co. Ltd.	2,100,697
1,229	Green Cross Corp.	145,724
9,290	Green Cross Holdings Corp.	106,042
23,773	GS Engineering & Construction Corp.	1,773,312
5,230	GS Global Corp.	56,691
33,465	GS Holdings	1,764,861
384	Gwangju Shinsegae Co. Ltd.	73,054
12,680	Halla Climate Control Corp.	258,060
2,770	Halla Engineering & Construction Corp.	28,555
15,810	Han Kuk Carbon Co. Ltd.	78,901
1,900	Hanall Biopharma Co. Ltd.(b)	14,627
230	Handok Pharmaceuticals Co. Ltd.	2,524
9,530	Handsome Co. Ltd.	321,286
397	Hanil Cement Co. Ltd.	15,773
11,420	Hanil E-Wha Co. Ltd.	96,200
3,489	Hanjin Heavy Industries & Construction Co. Ltd.(b)	51,712
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	14,663
4,755	Hanjin Shipping Co. Ltd.(b)	65,427

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
4,620	Hanjin Transportation Co. Ltd.	$78,082
22	Hankook Shell Oil Co. Ltd.	4,205
25,360	Hankook Tire Co. Ltd.	1,074,876
75	Hanmi Holdings Co. Ltd.(b)(c)	1,254
2,520	Hanmi Semiconductor Co. Ltd.	13,022
250	Hanshin Construction Co. Ltd.	1,902
5,720	Hansol Chemical Co. Ltd.	89,587
2,020	Hanssem Co. Ltd.	39,591
33,385	Hanwha Chemical Corp.	658,764
35,410	Hanwha Corp.	908,652
3,780	Hanwha General Insurance Co. Ltd.(b)	21,674
5,023	Hanwha Securities Co.(b)	20,045
770	Hanwha Timeworld Co. Ltd.	13,217
2,720	Hanyang Securities Co. Ltd.(b)	16,078
9,828	Hite Jinro Co. Ltd.	213,061
4,676	HMC Investment Securities Co. Ltd.(b)	55,444
12,150	Hotel Shilla Co. Ltd.	568,729
88,438	Huchems Fine Chemical Corp.	1,772,477
3,050	Husteel Co. Ltd.	65,986
5,070	Hwa Shin Co. Ltd.	48,227
4,977	Hyosung Corp.	254,988
5,770	Hyundai BNG Steel Co. Ltd.(b)	63,310
1,530	Hyundai Corp.	31,409
5,065	Hyundai Department Store Co. Ltd.	714,848
18,510	Hyundai Development Co.	390,632
1,041	Hyundai Elevator Co. Ltd.	92,574
15,752	Hyundai Engineering & Construction Co. Ltd.	995,193
4,090	Hyundai Engineering Plastics Co. Ltd.	20,448
2,471	Hyundai Glovis Co. Ltd.	484,306
29,420	Hyundai Greenfood Co. Ltd.	413,917
15,170	Hyundai Hysco Co. Ltd.	536,261
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	352,324
387	Hyundai Mipo Dockyard	42,120
26,421	Hyundai Securities Co.(b)	218,358
6,050	Il Dong Pharmaceutical Co. Ltd.	35,118
803	Ilshin Spinning Co. Ltd.	56,843
266	Ilsung Pharmaceuticals Co. Ltd.	20,713
1,628	Ilyang Pharmaceutical Co. Ltd.(b)	35,149
2,410	Inzi Controls Co. Ltd.	15,354
7,005	IS Dongseo Co. Ltd.	68,803
3,810	ISU Chemical Co. Ltd.	84,283
10,380	IsuPetasys Co. Ltd.	47,302
5,470	Jahwa Electronics Co. Ltd.	50,822
3,330	Jeil Pharmaceutical Co.	48,913
15,899	Jeonbuk Bank	66,754
2,850	Jinheung Savings Bank(b)	5,914
390	JS Cable Co. Ltd.(b)	2,405
2,832	JW Pharmaceutical Corp.	33,705

Shares		Value

SOUTH KOREA (continued)
24,810	Kangwon Land, Inc.	$532,368
10,532	KC Tech Co. Ltd.	43,894
1,290	KCC Corp.	332,167
4,850	Keangnam Enterprises Ltd.	34,590
458	KEPCO Engineering & Construction Co., Inc.	27,801
5,370	Keyang Electric Machinery Co. Ltd.	13,566
6,150	Kishin Corp.(b)	28,461
4,345	KISWIRE Ltd.	140,140
2,472	KIWOOM Securities Co. Ltd.(b)	147,210
780	KleanNara Co. Ltd.(b)	2,764
1,846	Kolon Corp.	38,223
7,440	Kolon Global Corp.	37,262
5,741	Kolon Industries, Inc.	318,006
800	Korea Airport Service Co. Ltd.	22,511
3,220	Korea Electric Terminal Co. Ltd.	63,681
24,380	Korea Exchange Bank	185,311
590	Korea Gas Corp.	23,049
24,360	Korea Investment Holdings Co. Ltd.(b)	840,650
8,010	Korea Kolmar Co. Ltd.(b)	64,923
21,930	Korea Life Insurance Co. Ltd.(b)	132,536
1,564	Korea Petrochemical Industrial Co. Ltd.	117,910
1,600	Korea United Pharm, Inc.	7,178
2,018	Korea Zinc Co. Ltd.	653,545
7,440	Korean Airlines Co. Ltd.(b)	292,959
17,929	Korean Reinsurance Co.(b)	217,340
18,380	KP Chemical Corp.	234,197
787	KPX Chemical Co. Ltd.	36,073
23,310	KTB Investment & Securities Co. Ltd.(b)	45,068
1,913	Kukdo Chemical Co. Ltd.	81,759
20,960	Kumho Investment Bank(b)	13,762
2,220	Kumho Petrochemical Co. Ltd.	209,207
1,030	Kunsul Chemical Industrial Co. Ltd.	13,717
30,090	Kwang Dong Pharmaceutical Co. Ltd.	107,167
3,380	Kyeryong Construction Industrial Co. Ltd.	39,479
302	Kyobo Securities Co.(b)	1,341
77	Kyungbang Ltd.(b)	6,711
17,150	Kyung-In Synthetic Corp.	40,973
6,160	LG Fashion Corp.	204,947
496	LG Hausys Ltd.	28,440
1,372	LG Household & Health Care Ltd.	719,917
512	LG InnoTek Co. Ltd.(b)	36,878
6,784	LG International Corp.	277,933
4,690	LG Uplus Corp.	23,281
11,910	LIG Insurance Co. Ltd.	247,658
2,710	Livart Furniture Co. Ltd.	15,635
497	Lotte Chilsung Beverage Co. Ltd.	562,032

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
536	Lotte Confectionary Co. Ltd.	$811,974
6,810	Lotte Midopa Co. Ltd.	86,471
6,290	Lotte Non-Life Insurance Co. Ltd.(b)	32,003
406	Lotte Samkang Co. Ltd.	173,160
2,578	LS Corp.	172,684
2,821	LS Industrial Systems Co. Ltd.	144,279
39,012	Macquarie Korea Infrastructure Fund	191,241
9,189	Meritz Fire & Marine Insurance Co. Ltd.	95,132
86,760	Meritz Securities Co. Ltd.(b)	60,572
22	Mi Chang Oil Industrial Co. Ltd.	922
2,070	Mirae Asset Securities Co. Ltd.(b)	63,375
19,700	Moorim P&P Co. Ltd.	83,759
7,820	Moorim Paper Co. Ltd.	18,129
8,590	Motonic Corp.	58,299
46	Namyang Dairy Products Co. Ltd.	26,457
2,740	National Plastic Co.	6,001
2,166	NCSoft Corp.	561,564
3,138	Nexen Corp.(d)	149,663
12,851	NH Investment & Securities Co. Ltd.(b)	60,609
6,790	NK Co. Ltd.	26,857
2,181	Nong Shim Co. Ltd.	437,117
799	Nong Shim Holdings Co. Ltd.	36,269
2,780	Noroo Holdings Co. Ltd.	17,613
5,249	OCI Co. Ltd.	993,948
16,656	OCI Materials Co. Ltd.	683,852
804	Orion Corp.	638,860
686	Ottogi Corp.	100,764
12,196	Poongsan Corp.	324,831
2,723	Poongsan Holdings Corp.	58,189
450	Pulmuone Holdings Co. Ltd.	16,027
113,228	Pyeong Hwa Automotive Co. Ltd.	1,748,327
3,500	RNL BIO Co. Ltd.(b)	13,100
9,961	S&T Dynamics Co. Ltd.	120,753
3,150	S&T Holdings Co. Ltd.	31,636
4,800	S&T Motiv Co. Ltd.	114,465
3,832	S1 Corp.	191,579
210	Saeron Automotive Corp.	905
1,110	Sajo Industries Co. Ltd.	46,900
590	Sam Lip General Foods Co. Ltd.	9,188
1,020	Sam Young Electronics Co. Ltd.	8,439
3,017	Sam Yung Trading Co. Ltd.	16,071
2,193	Sambu Construction Co. Ltd.(b)	11,352
480	Samchully Co. Ltd.	38,736
23,040	Samick Musical Instruments Co. Ltd.	30,071
4,310	Samick THK Co. Ltd.	25,056
5,671	Samjin Pharmaceutical Co. Ltd.	43,456
670	SamkwangGlass Co. Ltd.	29,998
2,470	Samsung Fine Chemicals Co. Ltd.	118,678

Shares		Value

SOUTH KOREA (continued)
23,480	Samsung Heavy Industries Co. Ltd.	$866,378
11,262	Samsung SDI Co. Ltd.	1,624,339
9,571	Samsung Securities Co. Ltd.(b)	425,143
1,993	Samsung Techwin Co. Ltd.	122,036
1,763	Samyang Corp	74,178
1,040	Samyang Foods Co. Ltd.	20,936
647	Samyang Genex Co. Ltd.	29,713
2,382	Samyang Holdings Corp.	126,675
10,570	Savezone I&C Corp.	26,375
443,540	SBS Media Holdings Co. Ltd.	1,161,711
6,460	Seah Besteel Corp.	257,800
485	SeAH Holdings Corp.	51,284
1,408	SeAH Steel Corp.	110,136
5,840	Sebang Co. Ltd.	78,289
22,696	Seegene, Inc.(b)	1,124,633
5,490	Sejong Industrial Co. Ltd.	62,909
7,340	Seowon Co. Ltd.	22,732
14,154	Shin Poong Pharmaceutical Co. Ltd.	56,735
18,450	Shinsung Solar Energy Co. Ltd.(b)	49,793
15,480	Shinwon Corp.(b)	18,218
2,240	Shinyoung Securities Co. Ltd.(b)	58,075
920	Silla Co. Ltd.	11,031
971	Sindo Co. Ltd.	47,256
3,755	SK Chemicals Co. Ltd.	187,065
1,489	SK Gas Co. Ltd.	82,215
19,698	SK Holdings Co. Ltd.	2,117,737
91,900	SK Networks Co. Ltd.	759,514
31,300	SK Securities Co. Ltd.(b)	32,958
8,900	SKC Co. Ltd.	308,315
4,390	SL Corp.	75,942
5,310	Songwon Industrial Co. Ltd.	38,998
36,276	Soulbrain Co. Ltd.	996,677
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	42,396
5,618	STX Corp. Co. Ltd.	61,891
4,620	STX Engine Co. Ltd.	58,868
34,580	STX Offshore & Shipbuilding Co. Ltd.	391,659
5,270	STX Pan Ocean Co. Ltd.	27,513
2,270	Suheung Capsule Co. Ltd.	24,104
1,940	Sung Jin Geotec Co. Ltd.(b)	20,943
214	Sunjin Co. Ltd.	1,399
36	Sunjin Holdings Co. Ltd.(b)	691
4,250	Tae Kyung Industrial Co. Ltd.	12,673
245	Taekwang Industrial Co. Ltd.	222,427
23,300	Taeyoung Engineering &
	Construction Co. Ltd.	102,880
14,600	Taihan Electric Wire Co. Ltd.(b)	40,307
16,710	Tailim Packaging Industrial Co. Ltd.	20,331
2,243	TCC Steel	9,249
300	TEEMS, Inc.	2,639

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
16,668	Tong Yang Inc.(b)	$14,660
10,260	Tong Yang Life Insurance(b)	90,696
200	Tong Yang Moolsan Co. Ltd.	3,477
11,428	TONGYANG Securities, Inc.(b)	44,493
1,420	TS Corp.	25,256
17,283	Unid Co. Ltd.	627,013
250	Union Steel	3,263
5,350	Whanin Pharmaceutical Co. Ltd.	29,303
61,970	Woongjin Chemical Co. Ltd.(b)	42,771
6,450	Woongjin Coway Co. Ltd.	206,605
6,940	Woongjin Holdings Co. Ltd.(b)	36,968
1,000	Woongjin Thinkbig Co. Ltd.	9,866
4,850	Woori Financial Co. Ltd.	70,382
18,733	Woori Investment & Securities Co. Ltd.(b)	185,652
250	YESCO Co. Ltd.	5,840
6,970	Youlchon Chemical Co. Ltd.	49,463
345	Young Poong Corp.	314,434
4,952	Youngone Corp.	107,793
2,598	Youngone Holdings Co. Ltd.	130,116
1,184	Yuhan Corp.	111,053

		62,773,114

SPAIN — 0.4%
12,490	Abengoa SA	190,956
11,124	Acciona SA	683,231
37,960	Acerinox SA	461,423
1,811	Adolfo Dominguez SA(b)	9,829
2,932	Almirall SA	25,149
7,961	Amper SA(b)	18,547
3,330	Azkoyen SA(b)	7,626
780,898	Banco de Sabadell SA	1,844,071
30,904	Banco Espanol de Credito SA	116,300
416,803	Banco Popular Espanol SA	1,332,406
105,639	Bankinter SA	469,982
1,315	Baron de Ley(b)	73,108
18,045	Bolsas y Mercados Espanoles SA	424,695
20,024	Caja de Ahorros del Mediter- raneo(b)(c)(d)	0
7,792	Campofrio Food Group SA	64,980
5,568	Cementos Portland Valderrivas SA(b)	39,284
16,842	Cie Automotive SA	124,845
3,901	Codere SA(b)	30,982
485	Construcciones y Auxiliar de Ferrocarriles SA	259,012
15,660	Deoleo SA(b)	7,152
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	22,298
35,848	Distribuidora Internacional de Alimentacion SA(b)	171,776
11,664	Duro Felguera SA	71,949
26,229	Ebro Foods SA	463,676
158,336	EDP Renovaveis SA(b)	674,457

Shares		Value

SPAIN (continued)
7,969	Elecnor SA	$95,886
82,978	Enagas SA	1,458,096
17,940	Ercros SA(b)	10,093
29,693	Faes Farma SA	50,899
15,162	Fersa Energias Renovables SA(b)	9,232
12,842	Fluidra SA	36,548
13,163	Fomento de Construcciones y Contratas SA	224,854
78,540	Gamesa Corp. Tecnologica SA	213,332
43,796	Grifols SA(b)	1,102,929
31,966	Grupo Catalana Occidente SA	450,213
61,650	Grupo Empresarial Ence SA	144,850
27,092	Grupo Ezentis SA(b)	5,487
5,180	Grupo Tavex SA(b)	2,311
2,010	Iberpapel Gestion SA	34,056
18,028	Indra Sistemas SA	187,043
893	Inmobiliaria Colonial SA(b)	1,456
4,092	La Seda de Barcelona SA - Class B(b)	98
5,819	Laboratorios Farmaceuticos Rovi SA	38,513
21,624	Mediaset Espana Comunicacion SA	98,150
6,826	Melia Hotels International SA	40,841
2,756	Miquel y Costas & Miquel SA	76,610
1	Natraceutical SA(b)	0
29,941	NH Hoteles SA(b)	98,488
34,034	Obrascon Huarte Lain SA	859,793
6,215	Papeles y Cartones de Europa SA	19,909
6,168	Pescanova SA	186,152
1,765	Prim SA	8,551
107,964	Promotora de Informaciones SA(b)	52,163
114,274	Prosegur Cia de Seguridad SA	6,525,535
27,657	Realia Business SA(b)	30,935
22,104	Red Electrica Corp. SA	962,328
1,098	Reyal Urbis SA(b)	400
50,556	Sacyr Vallehermoso SA	91,079
17,752	Service Point Solutions SA(b)	3,290
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	28,381
25,119	Solaria Energia y Medio Ambiente SA	23,275
2,247	Tecnicas Reunidas SA	87,520
9,564	Telecomunicaciones y Energia	21,965
32,537	Tubacex SA(b)	82,047
34,984	Tubos Reunidos SA	80,808
1,520	Unipapel SA	19,356
1,457	Vertice Trescientos Sesenta Grados SA(b)	183
8,830	Vidrala SA	215,064
15,581	Viscofan SA	704,327
7,537	Vocento SA(b)	18,806
2,295	Vueling Airlines SA(b)	14,551

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SPAIN (continued)
21,901	Zardoya Otis SA	$268,160
13,261	Zeltia SA(b)	25,979

		22,298,276

SWEDEN — 0.8%
13,070	AarhusKarlshamn AB	439,472
24,738	Acando AB	53,920
1,487	Active Biotech AB(b)	9,934
3,083	AddNode AB	16,650
2,555	AddTech AB - Class B	70,325
293,663	AF AB - B Shares(d)	5,931,107
5,143	Anoto Group AB(b)	2,043
2,158	Arise Windpower AB(b)	10,756
794	Atrium Ljungberg AB - B Shares	9,451
1,644	Avanza Bank Holding AB	39,380
8,149	Axfood AB	296,314
14,516	Axis Communications AB	367,149
4,907	B&B Tools AB - Class B	43,622
13,698	BE Group AB	48,097
1,322	Beijer AB G&L - Class B	49,565
6,098	Beijer Alma AB	110,686
2,038	Beijer Electronics AB	21,680
11,117	Betsson AB(b)	364,705
17,184	Bilia AB - A Shares	329,808
48,248	Billerud AB	466,594
4,165	BioGaia AB - Class B	137,567
1,104	BioInvent International AB(b)	2,677
24,799	Biotage AB	27,119
1,759	Bjoern Borg AB(b)	10,625
1,867	Black Earth Farming Ltd. - SDR(b)	2,833
293,940	Boliden AB	4,705,629
23,579	Bure Equity AB	65,251
11,928	Byggmax Group AB	75,423
14,539	Castellum AB	183,974
2,600	Catena AB	23,597
5,967	CDON Group AB(b)	43,945
6,345	Cision AB(b)	37,005
4,046	Clas Ohlson AB - Class B	59,745
10,828	Concordia Maritime AB - Class B	20,379
1,753	Connecta AB	16,170
3,954	CyberCom Group AB(b)	7,236
6,462	Duni AB	59,127
4,322	East Capital Explorer AB	33,598
55,809	Electrolux AB - Class B	1,246,326
30,878	Elekta AB - Class B	1,566,572
2,573	Enea AB(b)	15,045
2,573	Enea AB - Redemption Shares(b)	3,043
36,561	Eniro AB(b)	59,835
10,582	Fabege AB	89,426
741	Fagerhult AB	22,215
6,050	Fastighets AB Balder - Class B(b)	29,524

Shares		Value

SWEDEN (continued)
96,813	Getinge AB - Class B	$2,598,465
2,985	Global Health Partner AB(b)	3,064
9,616	Gunnebo AB	41,919
15,931	Hakon Invest AB	232,045
18,508	Haldex AB	115,102
227,906	Hexagon AB - Class B	4,628,445
11,372	Hexpol AB	422,984
8,094	HIQ International AB(b)	43,954
440	HMS Networks AB	7,332
7,672	Hoganas AB - Class B	297,347
22,139	Holmen AB - Class B	587,953
7,179	Hufvudstaden AB - Class A	77,169
22,054	Husqvarna AB - Class A	126,491
105,227	Husqvarna AB - Class B	605,564
11,328	Industrial & Financial Systems - Class B	193,820
5,489	Indutrade AB(b)	177,215
31,357	Intrum Justitia AB	475,862
39,593	JM AB	733,389
38,252	KappAhl AB(b)	37,277
6,105	Klovern AB	21,345
152	Klovern AB - Preference Shares	3,126
18,031	KNOW IT AB	171,020
14,357	Kungsleden AB	88,219
2,706	Lagercrantz AB - Class B	22,244
13,441	Lindab International AB	109,387
31,173	Loomis AB - Class B	420,893
75,113	Lundin Petroleum AB(b)	1,494,147
100,014	Meda AB - Class A	988,786
4,303	Medivir AB - Class B(b)	41,613
7,277	Mekonomen AB(b)	232,776
29,549	Micronic Mydata AB(b)	65,725
15,808	Modern Times Group AB - Class B	768,609
1,715	MQ Holding AB	6,404
900	NCC AB - Class A	17,113
39,737	NCC AB - Class B	780,988
2,159	Nederman Holding AB	40,152
3,937	Net Entertainment NE AB(b)	38,806
3,937	Net Entertainment NE AB - Redemption Shares(b)	1,166
56,096	Net Insight AB - Class B(b)	17,443
49,418	New Wave Group AB - Class B	216,897
9,358	Nibe Industrier AB - Class B	148,279
61,798	Nobia AB(b)	247,328
8,614	Nolato AB - Class B	87,149
7,536	Nordic Mines AB(b)	42,494
8,208	Nordnet AB - Class B	26,500
6,243	Northland Resources SA(b)	6,383
224	Opcon AB(b)	62
5,718	Orexo AB(b)	20,077
134,328	PA Resources AB(b)	31,377
55,121	Peab AB	287,443
50,315	Pricer AB - Class B	91,328
1,152	Proact IT Group AB	20,268
23,300	Proffice AB - Class B	83,892

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SWEDEN (continued)
97,544	Ratos AB - Class B	$1,142,147
4,226	ReadSoft AB - Class B	12,261
10,197	Rederi AB Transatlantic(b)	13,578
8,898	Rezidor Hotel Group AB(b)	35,082
49,500	RNB Retail and Brands AB(b)	21,210
36,090	Rottneros AB	12,350
22,865	Saab AB - Class B	381,010
115	Sagax AB	3,088
26,217	SAS AB(b)	32,180
4,652	Sectra AB - Class B(b)	29,762
33,791	Securitas AB - Class B	309,691
3,842	Semcon AB(b)	28,295
8,271	Skanska AB - Class B	134,624
5,584	SkiStar AB	66,671
57,171	SSAB AB - Class A	583,508
26,308	SSAB AB - Class B	232,499
1,658	Studsvik AB	10,311
8,924	Sweco AB - Class B	93,936
17,993	Swedish Match AB	731,360
21,190	Swedish Orphan Biovitrum AB(b)	69,359
2,770	Systemair AB	35,236
2,662	TradeDoubler AB(b)	10,060
79,772	Trelleborg AB - Class B	916,845
3,694	Vitrolife AB	28,854
8,602	Wallenstam AB - Class B	85,427
5,994	Wihlborgs Fastigheter AB	83,160

		40,372,484

SWITZERLAND — 1.5%
854	Acino Holding AG(b)	111,966
255	Actelion Ltd.(b)	10,788
1,180	Adecco SA(b)	57,463
564	Advanced Digital Broadcast Holdings SA(b)	6,835
314	Affichage Holding SA(b)	55,352
8,701	AFG Arbonia-Forster Holding(b)	182,140
306,000	Allied World Assurance Co. Holdings AG	22,019,760
7,411	Allreal Holding AG(b)	1,162,702
27	Alpiq Holding AG	4,834
934	ALSO-Actebis Holding AG(b)(d)	42,190
70,135	Aryzta AG(b)	3,531,284
2,526	Ascom Holding AG(b)	23,795
323	Autoneum Holding AG(b)	17,829
1,807	Bachem Holding AG - Class B(b)	72,268
32,904	Baloise Holding AG	2,546,693
1,857	Bank Coop AG(b)	126,848
12,814	Bank Sarasin & Cie AG - Class B(b)	395,298
277	Banque Cantonale de Geneve	63,539
2,108	Banque Cantonale Vaudoise	1,193,755
6	Banque Privee Edmond de Rothschild SA	161,957

Shares		Value

SWITZERLAND (continued)
728	Barry Callebaut AG(b)	$700,609
372	Basilea Pharmaceutica(b)	18,997
2,881	Basler Kantonalbank(b)	359,946
99	Belimo Holding AG	196,113
37	Bell AG	77,249
752	Bellevue Group AG	9,486
1,916	Berner Kantonalbank AG	538,291
344	BKW SA(b)	13,265
551	Bobst Group AG(b)	15,753
959	Bossard Holding AG	145,807
3,886	Bucher Industries AG	770,221
1,281	Burckhardt Compression Holding AG	353,893
36	Carlo Gavazzi Holding AG	7,536
74	Centralschweizerische Kraftwerke AG	27,312
178	Cham Paper Holding AG(b)	30,456
131	Cicor Technologies(b)	4,366
893	Cie Financiere Tradition SA	67,394
80,593	Clariant AG(b)	1,024,672
1,178	Coltene Holding AG(b)	39,001
35	Conzzeta AG	78,163
3,284	Daetwyler Holding AG	282,215
3,873	Dufry Group(b)	525,275
830	EFG International AG(b)	8,056
1,100	Emmi AG	234,991
2,683	EMS-Chemie Holding AG	528,235
4,343	Energiedienst Holding AG(b)(d)	218,430
12,621	Etrion Corp.(b)	5,446
10,410	Ferrexpo Plc	49,365
2,933	Flughafen Zuerich AG	1,092,221
530	Forbo Holding AG(b)	383,055
1,617	Galenica AG	1,103,654
89,347	Gam Holding AG(b)	1,146,799
611	Gategroup Holding AG(b)	20,734
8,060	Geberit AG(b)	1,704,086
3,379	Georg Fischer AG(b)	1,497,497
1,405	Givaudan SA(b)	1,363,747
360	Gurit Holding AG(b)	208,627
4,832	Helvetia Holdings AG	1,730,182
4,946	Highlight Communications AG(b)	22,915
574	Huber & Suhner AG	24,980
4,861	Implenia AG(b)	162,007
249	Inficon Holding AG(b)	56,403
166,235	Informa Plc	1,118,521
128	Interroll Holding AG(b)	46,538
73	Intershop Holdings	26,219
161,862	Julius Baer Group Ltd.(b)	6,196,997
821	Kaba Holding AG - Class B	321,562
1,015	Kardex AG(b)	19,793
1,899	Komax Holding AG(b)	193,007
734	Kuoni Reisen Holding AG(b)	264,843
161	LEM Holding SA	86,030
1,026	LifeWatch AG(b)	10,230

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

SWITZERLAND (continued)
15	Lindt & Spruengli AG	$587,671
1,434	Luzerner Kantonalbank AG(b)	521,368
52	Metall Zug AG - Class B	217,705
23,083	Meyer Burger Technology AG(b)	381,474
20,313	Micronas Semiconductor Holding(b)	219,322
677	Mikron Holding AG(b)	4,281
9,148	Mobilezone Holding AG	99,276
3,918	Mobimo Holding AG(b)	953,978
117,608	OC Oerlikon Corp AG(b)	1,162,280
587	Orascom Development Holding AG(b)	9,960
417	Orell Fuessli Holding AG	45,920
5,885	Panalpina Welttransport Holding AG(b)	573,814
1,305	Partners Group Holding AG	248,304
281	Phoenix Mecano AG	169,965
325	Precious Woods Holding AG(b)	2,947
3,798	PSP Swiss Property AG(b)	341,031
78	PubliGroupe SA	11,601
56	Rieter Holding AG(b)	9,748
154	Romande Energie Holding SA(d)	201,736
144	Schaffner Holding AG(b)	39,663
5,596	Schmolz & Bickenbach AG(b)	38,164
432	Schweiter Technologies AG	254,636
8,630	Schweizerishe National- Versicherungs-Gesellsschaft AG	335,635
588	Siegfried Holding AG(b)	67,374
894	Sika AG	1,894,080
120	Societa Elettrica Sopracenerina SA(d)	24,988
4,650	Sonova Holding AG(b)	513,337
1,426	St. Galler Kantonalbank AG	576,983
308,724	STMicroelectronics NV	1,751,095
751	Straumann Holding AG	124,608
14,484	Sulzer AG	2,082,479
14,003	Swiss Life Holding AG(b)	1,432,467
161,767	Swisslog Holding AG(b)	165,750
2,762	Swissquote Group Holding SA	101,789
955	Tamedia AG(b)	122,788
3,570	Tecan Group AG(b)	271,590
5,714	Temenos Group AG(b)	107,021
4,883	Tornos Holding AG(b)	51,108
1,732	U-Blox AG(b)	84,916
1,446	Uster Technologies AG(b)	70,018
43	Valartis Group AG	711
4,767	Valiant Holding AG	578,773
2,865	Valora Holding AG	599,736
380	Vaudoise Assurances Holding SA - Class B	119,110
47	Vetropack Holding AG	88,547
19,476	Von Roll Holding AG(b)	48,280
19,524	Vontobel Holding AG	494,741
1,036	VZ Holding AG	111,173

Shares		Value

SWITZERLAND (continued)
3	Walliser Kantonalbank	$2,859
390	Walter Meier AG - Class A	94,487
915	Ypsomed Holding AG(b)	55,445
4,167	Zehnder Group AG	306,448
1,427	Zueblin Immobilien Holding AG(b)	5,188
31	Zuger Kantonalbank AG	178,114

		75,474,968

TAIWAN — 1.1%
68,000	Accton Technology Corp.	39,927
149,497	Action Electronics Co. Ltd.	42,738
16,000	Adlink Technology, Inc.	22,048
54,060	Advancetek Enterprise Co. Ltd.	50,713
79,637	Advantech Co. Ltd.	270,469
52,027	AGV Products Corp.(b)	16,298
317,000	Airtac International Group	1,817,878
123,000	Alpha Networks, Inc.	105,488
53,215	Altek Corp.	39,080
120,000	Ambassador Hotel (The)	145,026
18,000	AMPOC Far-East Co. Ltd.	17,348
108,830	AmTRAN Technology Co. Ltd.	82,344
22,000	Apex Biotechnology Corp.	61,763
34,320	Apex Science & Engineering	13,983
81,000	Arima Communications Corp.(b)	49,362
12,250	Arima Optoelectronics Corp.(b)	2,663
39,000	Asia Optical Co., Inc.(b)	32,446
117,500	Asia Polymer Corp.	137,982
98,214	Asia Vital Components Co. Ltd.	59,012
9,000	ASROCK, Inc.	34,511
11,000	Aten International Co. Ltd.	21,090
56,000	Audix Corp.	49,849
19,000	Aurora Corp.	31,712
47,000	Aurora Systems Corp.	63,802
13,000	AV Tech Corp.	43,439
19,270	Avermedia Technologies, Inc.	15,405
9,000	Avision, Inc.	3,143
17,850	Awea Mechantronic Co. Ltd.	19,128
157,595	Bank of Kaohsiung.	47,211
1,293,350	BES Engineering Corp.	339,627
62,000	C Sun Manufacturing Ltd.	46,699
76,659	Cameo Communications, Inc.	20,760
228,781	Capital Securities Corp.	81,852
81,000	Career Technology Manufacturing Co. Ltd.	116,612
117,000	Carnival Industrial Corp.(b)	39,857
7,000	Cathay Chemical Works	2,696
226,000	Cathay No. 1 REIT	139,661
23,000	Cathay No. 2 REIT	11,339
41,000	Cathay Real Estate Development Co. Ltd.	19,161
38,000	Central Reinsurance Co. Ltd.	15,482
47,000	ChainQui Construction Development Co. Ltd.	32,585

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
21,000	Champion Building Materials Co. Ltd.	$9,167
9,000	Chang Wah Electromaterials, Inc.	23,418
127,000	Charoen Pokphand Enterprise	60,655
13,000	CHC Resources Corp.	20,607
811,920	Cheng Loong Corp.	315,500
168,117	Cheng Uei Precision Industry Co. Ltd.	345,345
19,000	Chenming Mold Industry Corp.	14,181
369,572	Chia Hsin Cement Corp.	169,549
193,456	Chicony Electronics Co. Ltd.	377,527
120,120	Chien Kuo Construction Co. Ltd.	57,575
249,744	China Airlines Ltd.	97,047
47,000	China Chemical & Pharmaceutical Co. Ltd.	28,803
14,000	China Ecotek Corp.	29,813
253,000	China General Plastics Corp.(b)	100,478
22,000	China Glaze Co. Ltd.	12,014
695,530	China Life Insurance Co. Ltd.	621,509
1,005,505	China Manmade Fibers Corp.(b)	339,431
40,195	China Metal Products	26,628
521,391	China Motor Corp.	431,093
749,686	China Petrochemical Development Corp.	757,168
393,114	China Steel Chemical Corp.	1,837,139
77,000	China Steel Structure Co. Ltd.	79,614
194,616	China Synthetic Rubber Corp.	190,562
96,000	China Wire & Cable Co. Ltd.(b)	26,951
70,883	Chin-Poon Industrial Co.	63,946
17,400	Chong Hong Construction Co.	35,743
35,876	Chroma ATE, Inc.	81,803
92,000	Chun Yu Works & Co. Ltd.(b)	28,915
332,137	Chun Yuan Steel	140,435
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	45,168
132,339	Chung Hung Steel Corp.	40,551
198,240	Chung HWA Pulp Corp.	67,531
228,000	Chunghwa Picture Tubes Ltd.(b)	12,490
141,916	Clevo Co.	221,558
717,000	CMC Magnetics Corp.(b)	124,702
127,182	Collins Co. Ltd.	63,137
87,150	Compal Communications, Inc.	123,228
810,000	Compeq Manufacturing Co.(b)	320,301
163,689	Continental Holdings Corp.	61,646
10,000	Cosmos Bank Taiwan(b)	2,944
15,000	Coxon Precise Industrial Co. Ltd.	20,568
290,000	CSBC Corp. Taiwan	234,812
203,838	CTCI Corp.	393,600
15,460	CyberTAN Technology, Inc.	12,253
76,000	DA CIN Construction Co. Ltd.	48,527
50,000	Darfon Electronics Corp.	32,953

Shares		Value

TAIWAN (continued)
64,903	Delpha Construction Co. Ltd.	$21,354
2,000	Depo Auto Parts Industrial Co. Ltd.	4,314
17,000	DFI, Inc.	13,212
156,712	D-Link Corp.	111,866
41,155	Dynamic Electronics Co. Ltd.	15,781
2,923,012	E.Sun Financial Holding Co. Ltd.	1,551,147
60,000	Eastern Media International Corp.(b)	6,964
75,334	Eclat Textile Co. Ltd.	177,448
11,000	Edom Technology Co. Ltd.	3,694
34,320	Elan Microelectronics Corp.	47,470
14,000	E-Life Mall Corp.	30,388
21,000	Elite Advanced Laser Corp.	29,693
27,967	Elite Material Co. Ltd.	25,421
70,789	Elitegroup Computer Systems Co. Ltd.(b)	19,631
160,000	Entie Commercial Bank	73,403
83,000	Epistar Corp.	201,756
210,492	Eternal Chemical Co. Ltd.	164,309
676,609	Eva Airways Corp.	406,542
148,000	Evergreen International Storage & Transport Corp.	73,218
263,197	Evergreen Marine Corp. Taiwan Ltd.	154,989
184,900	Everlight Chemical Industrial Corp.	119,960
20,643	Everlight Electronics Co. Ltd.	42,405
1,000	Everspring Industry Co.(b)	279
3,000	Excel Cell Electronic Co. Ltd.	1,217
53,976	Excelsior Medical Co. Ltd.	104,964
374,222	Far Eastern Department Stores Co. Ltd.	403,581
963,894	Far Eastern International Bank	382,805
16,797	Faraday Technology Corp.	23,549
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	23,408
19,000	Farglory Land Development Co. Ltd.	35,127
272,274	Federal Corp.	138,428
182,320	Feng Hsin Iron & Steel Co.	307,107
35,154	Feng TAY Enterprise Co. Ltd.	33,519
91,000	First Copper Technology Co. Ltd.	25,236
49,442	First Hotel	32,839
119,000	First Insurance Co. Ltd.	51,742
63,079	First Steamship Co. Ltd.	94,159
52,351	FLEXium Interconnect, Inc.	168,120
6,929	Flytech Technology Co. Ltd.	16,796
106,761	Forhouse Corp.	60,492
2,000	Formosa Advanced Technologies Co. Ltd.	2,047
75,000	Formosa Epitaxy, Inc.	61,498
9,774	Formosa International Hotels Corp.	132,848
46,800	Formosa Oilseed Processing	20,830

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
729,000	Formosa Taffeta Co. Ltd.	$688,854
347,000	Formosan Rubber Group, Inc.	222,752
170,571	Formosan Union Chemical	123,803
33,000	Fortune Electric Co. Ltd.	15,648
61,850	Founding Construction & Development Co. Ltd.	38,539
86,000	Froch Enterprise Co. Ltd.(b)	32,388
100,022	FSP Technology, Inc.	93,144
48,000	FU I Industrial	24,322
35,000	Fubon No 1 REIT	20,371
89,000	Fubon No 2 REIT	39,216
57,800	Fullerton Technology Co. Ltd.	58,179
107,890	Fwusow Industry Co. Ltd.	56,515
21,000	G Shank Enterprise Co. Ltd.	10,928
14,101	Gemtek Technology Corp.	13,180
73,657	Genesis Photonics, Inc.(b)	90,657
11,000	Genius Electronic Optical Co. Ltd.	74,191
5,498	GeoVision, Inc.	23,529
341,000	Getac Technology Corp.	237,580
464,143	Giant Manufacturing Co. Ltd.	2,335,930
29,000	Giantplus Technology Co. Ltd.(b)	8,668
116,781	Gigabyte Technology Co. Ltd.	101,154
13,274	Gigastorage Corp.	10,225
21,297	Gintech Energy Corp.	21,072
26,000	Global Brands Manufacture Ltd.	12,818
102,000	Globe Union Industrial Corp.	69,144
293,770	Gold Circuit Electronics Ltd.	66,180
256,852	Goldsun Development & Construction Co. Ltd.	98,930
18,000	Good Will Instrument Co. Ltd.	11,894
886,000	Grand Pacific Petrochemical	389,787
19,000	Grape King Industrial Co.	31,321
59,000	Great China Metal Industry.	80,798
66,000	Great Taipei Gas Co. Ltd.	42,142
155,342	Great Wall Enterprise Co. Ltd.	152,372
67,353	Green Energy Technology, Inc.	63,644
17,000	GTM Corp.	7,654
46,214	Hannstar Board Corp.(b)	24,524
868,000	HannStar Display Corp.(b)	85,586
15,115	HannsTouch Solution, Inc.(b)	5,304
13,259	Harvatek Corp.	8,534
168,000	Hey Song Corp.	211,089
181,485	Highwealth Construction Corp.	304,458
31,620	Hitron Technology, Inc.	19,215
86,000	Hiwin Technologies Corp.	815,585
254,865	Ho Tung Chemical Corp.(b)	148,773
139,000	Hocheng Corp.(b)	43,925
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	15,982
28,800	Holiday Entertainment Co. Ltd.	48,512
33,135	Holy Stone Enterprise Co. Ltd.	30,800
17,000	Hong Ho Precision Textile Co.(b)	7,101
166,678	Hsin Kuang Steel Co. Ltd.	114,986

Shares		Value

TAIWAN (continued)
63,326	Hsing TA Cement Co.	$23,198
316,000	HUA ENG Wire & Cable Co., Ltd.	90,769
13,215	Huaku Development Co. Ltd.	31,716
39,000	Huang Hsiang Construction Co.	77,977
138,514	Hung Poo Real Estate Development Corp.	126,618
85,000	Hung Sheng Construction Co. Ltd.	42,342
78,000	Hwa Fong Rubber Co. Ltd.(b)	15,622
118,341	Ichia Technologies, Inc.(b)	56,115
51,000	I-Chiun Precision Industry Co. Ltd.	39,461
95,000	ICP Electronics, Inc.	132,051
84,000	Inotera Memories, Inc.(b)	22,087
579,860	Inventec Corp.	223,340
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	37,633
14,000	ITE Technology, Inc.	11,911
13,000	Jess-Link Products Co. Ltd.(b)	11,594
3,075	Johnson Health Tech Co. Ltd.	8,327
44,000	Kang Na Hsiung Enterprise Co. Ltd.	20,261
35,000	Kaulin Manufacturing Co. Ltd.	25,943
134,823	KEE TAI Properties Co. Ltd.	74,316
167,088	Kenda Rubber Industrial Co. Ltd.	188,491
87,000	Kerry TJ Logistics Co. Ltd.	98,293
5,250	Kian Shen Corp.	7,801
217,000	Kindom Construction Co.	135,214
162,000	King Slide Works Co. Ltd.	804,218
297,184	King Yuan Electronics Co. Ltd.	123,112
555,185	King’s Town Bank(b)	324,080
47,174	King’s Town Construction Co. Ltd.	40,538
47,000	Kinik Co.	72,893
37,000	Kinko Optical Co. Ltd.	51,684
152,343	Kinpo Electronics, Inc.	34,267
102,000	Kinsus Interconnect Technology Corp.	320,578
16,328	KS Terminals, Inc.	13,752
16,000	Kung Long Batteries Industrial Co. Ltd.	26,732
183,000	Kuoyang Construction Co. Ltd.(b)	67,352
238,800	Kwong Fong Industries	108,328
35,000	KYE Systems Corp.	13,061
62,000	L&K Engineering Co. Ltd.	70,579
125,280	LAN FA Textile	40,919
63,325	LCY Chemical Corp.	97,778
4,828	Leader Electronics, Inc.	2,000
274,185	Lealea Enterprise Co. Ltd.	98,565
21,826	Ledtech Electronics Corp.	11,283
36,638	Leofoo Development Co. Ltd.(b)	22,202
64,415	LES Enphants Co. Ltd.	67,043
301,600	Li Peng Enterprise Co. Ltd.	88,492

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
25,750	Lian Hwa Food Corp.	$31,120
446,362	Lien Hwa Industrial Corp.	282,716
235,000	Lingsen Precision Industries Ltd.	137,580
98,090	LITE-ON IT Corp.	99,405
40,000	Lite-On Semiconductor Corp.	20,610
36,994	Lite-On Technology Corp.	45,152
179,000	Long Bon International Co. Ltd.	72,927
249,547	Long Chen Paper Co. Ltd.	71,852
2,451	Lotes Co. Ltd.	6,327
69,000	Lucky Cement Corp.(b)	14,079
28,127	Lumax International Corp. Ltd.	63,556
437,385	Macronix International	144,355
27,000	Makalot Industrial Co. Ltd.	78,665
67,000	Marketech International Corp.	43,239
411,000	Masterlink Securities Corp.	132,270
64,152	Mayer Steel Pipe Corp.	26,356
9,000	Maywufa Co. Ltd.	3,882
82,000	Meiloon Industrial Co. Ltd.	27,007
130,154	Mercuries & Associates Ltd	108,950
44,000	Merida Industry Co. Ltd.	165,705
9,849	Merry Electronics Co. Ltd.	18,141
148,404	Micro-Star International Co. Ltd.	65,289
64,000	MIN AIK Technology Co. Ltd.	152,284
53,000	Mirle Automation Corp.	40,827
258,000	Mitac International Corp.	87,889
56,000	Mosel Vitelic, Inc.(b)	7,707
4,000	Nak Sealing Technologies Corp.	6,834
141,370	Nan Kang Rubber Tire Co. Ltd.	207,637
23,383	Nan Ya Printed Circuit Board Corp.	43,790
95,145	Nantex Industry Co. Ltd.	81,110
127,872	Nanya Technology Corp.(b)	10,901
32,000	National Petroleum Co. Ltd.	37,249
17,000	Neo Solar Power Corp.	11,408
3,168	New Asia Construction & Development Corp.	976
23,499	Nichidenbo Corp.	22,688
80,932	Nien Hsing Textile Co. Ltd.	53,477
34,000	Ocean Plastics Co. Ltd.(b)	25,202
49,000	Opto Technology Corp.	22,899
195,000	Oriental Union Chemical Corp.	238,338
398,000	Pacific Hospital Supply Co. Ltd.	1,205,916
96,453	Pan Jit International, Inc.	42,434
53,086	Pan-International Industrial	42,620
4,000	Paragon Technologies Co. Ltd.	3,985
98,746	Phihong Technology Co. Ltd.	117,649
16,000	Phytohealth Corp.(b)	22,897
201,715	Pou Chen Corp.	172,996
13,000	Powertech Industrial Co. Ltd.	10,615
6,200	Powertech Technology, Inc.	10,539
586,221	President Securities Corp.	305,067
305,555	Prince Housing & Development Corp.	220,731

Shares		Value

TAIWAN (continued)
121,000	Prodisc Technology, Inc.(b)(c)(d)	$704
26,000	Promate Electronic Co. Ltd.	21,052
428,520	Qisda Corp.	105,045
136,000	Quintain Steel Co. Ltd.(b)	35,201
143,283	Radiant Opto-Electronics Corp.	603,379
370,626	Radium Life Tech Co. Ltd.	272,813
40,021	Realtek Semiconductor Corp.	86,870
83,070	Rechi Precision Co. Ltd.	75,936
37,000	Rexon Industrial Corp. Ltd.(b)	6,182
11,370	Richtek Technology Corp.	69,290
664,398	Ritek Corp.(b)	98,948
209,403	Ruentex Development Co. Ltd.	301,467
129,472	Ruentex Industries Ltd.	225,624
150,335	Sampo Corp.	43,029
30,705	San Fang Chemical Industry Co. Ltd.	25,755
702,080	Sanyang Industrial Co. Ltd.	405,021
21,000	Sanyo Electric Taiwan Co. Ltd.	20,491
37,000	Sercomm Corp.	53,837
20,000	Sesoda Corp.	23,281
33,000	Sheng Yu Steel Co. Ltd.	22,370
16,360	ShenMao Technology, Inc.	20,304
108,000	Shihlin Electric & Engineering Corp.	128,675
32,000	Shihlin Paper Corp.(b)	44,809
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,533,441
85,000	Shin Kong No.1 REIT	37,075
57,565	Shining Building Business Co. Ltd.(b)	50,749
119,000	Shinkong Insurance Co. Ltd.	78,631
593,314	Shinkong Synthetic Fibers Corp.	179,567
79,000	Shinkong Textile Co. Ltd.	107,917
44,000	Shuttle, Inc.(b)	13,799
95,000	Sigurd Microelectronics Corp.	73,831
91,000	Silicon Integrated Systems Corp.	33,336
120	Silitech Technology Corp.	281
85,000	Sinbon Electronics Co. Ltd.	70,570
75,170	Sincere Navigation Corp.	74,762
107,000	Sinon Corp.	47,074
2,004,698	SinoPac Financial Holdings Co. Ltd.	682,909
13,486	Sinphar Pharmaceutical Co. Ltd.	10,666
43,815	Sinyi Realty Co.	66,453
50,000	Solomon Technology Corp	17,461
132,000	Southeast Cement Co. Ltd.	54,231
8,560	Standard Chemical & Pharmaceutical Corp.	6,960
61,812	Standard Foods Corp.	192,577
16,000	Stark Technology, Inc.	15,064
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	14,989
101,399	Sunplus Technology Co. Ltd.	33,882

60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
24,000	Sunspring Metal Corp.	$26,006
48,000	Supreme Electronics Co. Ltd.	25,801
83,980	Sweeten Construction Co. Ltd.	44,422
132,111	TA Chen Stainless Pipe Co. Ltd.(b)	71,916
382,200	TA Chong Bank Ltd.(b)	147,863
409,340	Ta Ya Electric Wire & Cable	109,453
70,000	Tah Hsin Industrial Co. Ltd.	73,934
36,743	TA-I Technology Co. Ltd.	21,700
361,069	Taichung Commercial Bank(b)	113,234
78,000	Tainan Enterprises Co. Ltd.	94,534
909,037	Tainan Spinning Co. Ltd.	387,473
1,613,210	Taishin Financial Holding Co. Ltd.	624,108
69,628	Taisun Enterprise Co. Ltd.	36,473
160,880	Taita Chemical Co. Ltd	61,689
12,000	Taiwan Acceptance Corp.	24,609
2,405,873	Taiwan Business Bank(b)	731,436
137,088	Taiwan Cogeneration Corp.	107,949
53,000	Taiwan Fertilizer Co. Ltd.	127,018
103,320	Taiwan Fire & Marine Insurance Co.	73,576
65,000	Taiwan FU Hsing Industrial Co. Ltd.	42,616
310,262	Taiwan Glass Industrial Corp.	309,109
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	160,512
205,110	Taiwan Land Development Corp.(b)	83,916
35,958	Taiwan Life Insurance Co. Ltd.	20,621
92,150	Taiwan Mask Corp.	35,335
82,544	Taiwan Navigation Co. Ltd.	82,237
177,600	Taiwan Paiho Ltd.	127,993
95,120	Taiwan Pulp & Paper Corp.	33,217
18,360	Taiwan Sakura Corp.	9,994
86,117	Taiwan Secom Co. Ltd.	176,901
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	99,587
41,000	Taiwan Styrene Monomer(b)	10,050
92,469	Taiwan TEA Corp.	46,854
95,000	Taiyen Biotech Co. Ltd.	67,326
597,634	Tatung Co. Ltd.(b)	163,688
11,652	Teapo Electronic Corp.(b)	1,891
1,553,000	Teco Electric and Machinery Co. Ltd.	1,137,826
10,000	Tecom Co. Ltd.(b)	938
13,000	Ten Ren Tea Co. Ltd.	21,964
59,049	Thye Ming Industrial Co, Ltd.	55,797
513,100	Ton Yi Industrial Corp.	264,380
41,520	Tong Yang Industry Co. Ltd.	41,224
76,600	Tong-Tai Machine & Tool Co. Ltd.	68,579
71,939	Topco Scientific Co. Ltd.	128,073
29,722	Topoint Technology Co. Ltd.	18,673
24,137	Transcend Information, Inc.	64,705
18,122	Tripod Technology Corp	53,357
36,988	Tsann Kuen Enterprise Co. Ltd.	88,264

Shares		Value

TAIWAN (continued)
152,548	TSRC Corp.	$369,247
22,000	TTET Union Corp.	37,660
560,315	Tung Ho Steel Enterprise Corp.	533,295
1,815	TXC Corp.	2,706
47,792	TYC Brother Industrial Co. Ltd.(b)	20,126
251,303	Tycoons Group Enterprise(b)	47,923
5,000	Tyntek Corp.	2,020
29,400	TZE Shin International Co. Ltd.(b)	14,746
26,000	U-Ming Marine Transport Corp.	44,152
223,288	Unimicron Technology Corp.	254,184
277,071	Union Bank of Taiwan(b)	93,437
40,000	Union Insurance Co. Ltd.(b)	15,612
179,037	Unitech Printed Circuit Board Corp.	71,410
134,000	United Integrated Services Co. Ltd.	129,603
19,196	Unity Opto Technology Co. Ltd.	20,505
283,000	Universal Cement Corp.	132,739
40,000	Universal Microelectronics Co. Ltd.	10,586
110,416	Unizyx Holding Corp.	62,563
158,676	UPC Technology Corp.	89,365
238,554	USI Corp.	222,967
9,000	U-Tech Media Corp.	1,849
56,800	Ve Wong Corp.	41,518
7,349	Via Technologies, Inc.(b)	4,164
117,000	Wah Lee Industrial Corp.	160,227
871,000	Walsin Lihwa Corp.	253,769
83,947	Walsin Technology Corp.	22,274
72,000	Walton Advanced Engineering, Inc.	21,816
195,300	Wan Hai Lines Ltd.	98,959
863,333	Waterland Financial Holdings Co. Ltd.	294,394
114,000	Wei Chuan Food Corp.	124,699
65,100	Weikeng Industrial Co. Ltd.	56,054
15,606	Well Shin Technology Co. Ltd.	23,055
17,000	Wellypower Optronics Corp.	9,400
50,000	Weltrend Semiconductor, Inc.	22,853
884,977	Winbond Electronics Corp.(b)	148,160
329,673	Wintek Corp.	215,015
12,885	Wistron Corp.	19,344
80,068	Wistron NeWeb Corp.	150,495
575,865	WPG Holdings Co. Ltd.	786,655
107,136	WT Microelectronics Co. Ltd.	151,487
95,000	WUS Printed Circuit Co. Ltd.(b)	45,535
322,000	Yageo Corp.	92,603
1,163,600	Yang Ming Marine Transport Corp.	493,988
67,764	Yem Chio Co. Ltd.	65,772
211,077	Yeun Chyang Industrial Co. Ltd.	122,852
118,159	Yi Jinn Industrial Co. Ltd.	26,902
303,526	Yieh Phui Enterprise Co. Ltd.	104,437

61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
10,000	Young Fast Optoelectronics Co. Ltd.	$21,432
431,624	Yuen Foong Yu Paper Manufacturing Co. Ltd.	195,061
352,000	Yulon Motor Co. Ltd.	564,000
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	49,097
61,000	YungShin Global Holding Corp.	85,312
130,000	Yungtay Engineering Co. Ltd.	215,417
92,000	Zenitron Corp.	70,555
224,315	Zig Sheng Industrial Co. Ltd.	76,721
169	Zinwell Corp.	186
4,000	Zippy Technology Corp.	3,300

		53,303,949

THAILAND — 0.4%
76,300	AJ Plast Public Co. Ltd. - FOR(d)	37,468
272,500	Amata Corp. Public Co. Ltd. - FOR(d)	158,626
413,880	Asian Property Development Public Co. Ltd. - FOR(d)	92,198
179,700	Asian Property Development Public Co. Ltd. - NVDR	40,031
404,300	Bangchak Petroleum Public Co. Ltd. - FOR(d)	335,273
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR(d)	2,959
7,347,000	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	2,030,878
133,600	Bangkok Dusit Medical Services Public Co. Ltd. - FOR(d)	399,714
2,995,000	Bangkok Expressway Public Co. Ltd. - FOR(d)	2,279,122
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	176,715
580,100	Bangkokland Public Co. Ltd. - FOR(b)(d)	13,583
14,000	Bank of Ayudhya Public Co. Ltd. - FOR	12,634
195,700	BEC World Public Co. Ltd. - FOR(d)	327,758
19,000	Big C Supercenter Public Co. Ltd. - FOR(d)	117,398
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR(d)	124,380
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(d)	108,541
64,000	Central Pattana Public Co. Ltd. - FOR(d)	104,585
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(d)	107,960
316,500	CH Karnchang Public Co. Ltd. - FOR(d)	81,827
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(d)	611

Shares		Value

THAILAND (continued)
307,400	Delta Electronics Thai Public Co. Ltd. - FOR(d)	$246,920
679,100	Dynasty Ceramic Public Co. Ltd. - FOR(d)	1,407,890
4,323,400	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	1,181,026
52,000	Electricity Generating Public Co. Ltd. - FOR(d)	167,415
85,800	Esso Thailand Public Co. Ltd. - FOR(d)	32,646
5,120,400	G J Steel Public Co. Ltd. - FOR(b)(d)	28,308
1,289,700	G Steel Public Co. Ltd. - FOR(b)(d)	20,551
143,500	GFPT Public Co. Ltd. - FOR(d)	47,133
135,200	Glow Energy Public Co. Ltd. - FOR(d)	295,681
233,500	Hana Microelectronics Public Co. Ltd. - FOR(d)	170,094
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(d)	173,063
973,037	Home Product Center Public Co. Ltd. - FOR(d)	443,009
63,100	ICC International Public Co. Ltd. - FOR(d)	90,289
2,285,000	IRPC Public Co. Ltd. - FOR(d)	323,987
664,100	Italian-Thai Development Public Co. Ltd. - FOR(b)(d)	79,044
930,500	Jasmine International Public Co. Ltd. - FOR(d)	95,622
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(d)	9,537
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(d)	69,606
81,600	Kiatnakin Bank Public Co. Ltd. - FOR(d)	98,185
225,100	Land and Houses Public Co. Ltd. - FOR	58,197
452,800	Land and Houses Public Co. Ltd. - NVDR	117,065
14,600	Lanna Resources Public Co. Ltd. - FOR(d)	13,769
400,600	Loxley Public Co. Ltd. - FOR(d)	49,505
85,600	Major Cineplex Group Public Co. Ltd. - FOR(d)	54,005
36,900	MBK Public Co. Ltd. - FOR(d)	114,299
71,100	MCOT Public Co. Ltd. - FOR(d)	67,632
77,000	MCS Steel Public Co. Ltd. - FOR(d)	18,655
143,770	Minor International Public Co. Ltd. - FOR(d)	65,924
1,775,000	Polyplex Public Co. Ltd. - FOR(d)	894,715
240,500	Precious Shipping Public Co. Ltd. - FOR(d)	126,702

62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

THAILAND (continued)
53,800	Pruksa Real Estate Public Co. Ltd. - FOR(d)	$26,944
444,500	Quality Houses Public Co. Ltd. - FOR(d)	27,031
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(d)	161,162
153,900	Robinson Department Store Public Co. Ltd. - FOR(d)	266,510
28,500	Rojana Industrial Park Public Co. Ltd. - FOR(d)	7,507
69,300	Saha-Union Public Co. Ltd. - FOR(d)	67,610
426,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(d)	10,539
276,600	Samart Corp. Public Co. Ltd. - FOR(d)	85,903
35,700	Samart Telcoms Public Co. Ltd. - FOR(d)	15,673
1,921,500	Sansiri Public Co. Ltd. - FOR(d)	131,224
168,500	SC Asset Corp. Public Co. Ltd. - FOR(d)	81,099
15,100	Siam City Cement Public Co. Ltd. - FOR(d)	161,558
36,900	Siam Future Development Public Co. Ltd. - FOR(d)	10,319
23,300	Siam Makro Public Co. Ltd. - FOR(d)	290,208
2,800	Siamgas & Petrochemicals Public Co. Ltd. - FOR(d)	1,493
44,000	SNC Former Public Co. Ltd. - FOR(d)	43,642
74,254	Somboon Advance Technology Public Co. Ltd. - FOR(d)	67,613
22,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR(d)	14,518
7,700	STP & I Public Co. Ltd. - FOR(d)	7,450
263,800	Supalai Public Co. Ltd. - FOR(d)	140,693
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(d)	36,351
15,800	Thai Airways International Public Co. Ltd.(b)(d)	13,745
22,200	Thai Carbon Black Public Co. Ltd. - FOR(d)	17,471
15,000	Thai Central Chemical Public Co. Ltd. - FOR(d)	7,610
68,600	Thai Oil Public Co. Ltd.(d)	150,585
64,600	Thai Plastic & Chemical Public Co. Ltd. - FOR(d)	62,499
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(d)	111,272
167,265	Thai Union Frozen Products Public Co. Ltd. - FOR(d)	395,725
8,900	Thai Vegetable Oil Public Co. Ltd. - FOR(d)	6,744
204,400	Thaicom Public Co. Ltd. - FOR(b)(d)	105,025

Shares		Value

THAILAND (continued)
425,100	Thanachart Capital Public Co. Ltd. - FOR(d)	$438,924
191,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(d)	119,733
4,955,800	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	2,095,135
18,500	Tipco Asphalt Public Co. Ltd. - FOR(d)	29,931
195,000	Tisco Financial Group Public Co. Ltd. - FOR(b)(d)	266,341
5,285,900	TMB Bank Public Co. Ltd. - FOR(d)	292,229
137,000	Total Access Communication Public Co. Ltd. - FOR(d)	367,561
600,000	TPI Polene Public Co. Ltd. - FOR(d)	275,122
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(d)	223,007
256,900	Vinythai Public Co. Ltd. - FOR(d)	158,735

		19,905,176

TURKEY — 0.1%
2,233	Adana Cimento Sanayii T.A.S. - Class A	5,085
13,070	Akcansa Cimento AS	58,048
38,378	Akenerji Elektrik Uretim AS - Placement Shares(b)	46,546
8,242	Akfen Holding AS(b)	46,366
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT(b)	4,622
61,656	Aksa Akrilik Kimya Sanayii	151,309
73,605	Aksigorta AS(b)	78,791
6,319	Alarko Holding AS	15,615
14,769	Albaraka Turk Katilim Bankasi AS(b)	15,641
13,283	Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	201,939
1	Anadolu Cam Sanayii AS	1
31,143	Anadolu Hayat Emeklilik AS	73,945
28,087	Anadolu Sigorta(b)	14,713
24,069	Arcelik AS	105,526
102,999	Asya Katilim Bankasi AS(b)	104,978
46,890	Aygaz AS	216,795
227	Bagfas Bandirma Gubre Fabrik	25,592
749	Baticim Bati Anadolu Cimento Sanayii AS	3,250
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS(b)	43,775
514	Brisa Bridgestone Sabanci Sanayi Ve Ticaret AS(b)	123,214
16,881	Bursa Cimento Fabrikasi AS(b)	49,790
69,592	Celebi Hava Servisi AS(d)	641,934
29,087	Cimsa Cimento Sanayi Ve Ticaret AS	130,177
19,705	Coca-Cola Icecek AS	277,132
11,012	Deva Holding AS(b)	14,672

63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

TURKEY (continued)
259,431	Dogan Sirketler Grubu Holdings AS(b)	$122,607
5,064	Dogan Yayin Holding AS(b)	2,019
55,895	Dogus Otomotiv Servis Ve Ticaret AS	142,900
6,849	Eczacibasi Yatirim Holding Ortakligi AS	27,377
144,670	EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	177,105
2	Eregli Demir Ve Celik Fabrikalari TAS	2
17,827	Ford Otomotiv Sanayi AS	163,932
66,324	Gentas Genel Metal Sanayi Ve Ticaret AS	60,423
67,762	Global Yatirim Holding AS(b)	52,088
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	10,844
2,500	Goodyear Lastikleri Turk AS	84,698
74,533	GSD Holding AS(b)	33,102
5,261	Gubre Fabrikalari TAS(b)	36,846
9,201	Hurriyet Gazetecilik AS(b)	5,239
170,851	Ihlas Holding AS(b)	110,901
36,256	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	71,015
36,256	Ipek Dogal Enerji Kaynaklari Ve Uretim AS - New(b)	69,983
31,587	IS Finansal Kiralama AS(b)	19,244
8,296	IS Yatirim Menkul Degerler AS	8,739
20,002	Izmir Demir Celik Sanayi AS(b)	59,222
23,780	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class A(b)	19,769
10,085	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class B(b)	14,930
118,896	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class D(b)	64,991
428	Kartonsan Karton Sanayi Ve Ticaret AS(b)	59,763
842	Konya Cimento Sanayii AS	158,692
66,563	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi Ve Ticaret AS	157,288
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	35,257
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS - New(b)	35,154
18,103	Mardin Cimento Sanayii Ve Ticaret AS	71,123
63,938	Menderes Tekstil Sanayi Ve Ticaret AS(b)	36,042
37,052	Net Holding AS(b)	34,600
2,633	Netas Telekomunikasyon AS	385,299
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	91,005

Shares		Value

TURKEY (continued)
113,035	Petkim Petrokimya Holding AS(b)	$134,516
7,882	Pinar SUT Mamulleri Sanayii AS	82,130
84,071	Polyester Sanayi AS(b)	61,752
41,122	Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	116,137
101,183	Sekerbank TAS	54,156
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	123,849
30,615	Soda Sanayii AS	58,746
10,000	TAV Havalimanlari Holding AS(b)	52,612
1,585	Tekfen Holding AS	5,776
62,692	Tekstil Bankasi AS(b)	26,058
20,247	Tofas Turk Otomobil Fabrikasi AS	89,693
137,426	Trakya Cam Sanayi AS	197,972
9,741	Turcas Petrol AS	15,364
105,728	Turk Hava Yollari AO(b)	161,940
276,180	Turkiye Sinai Kalkinma Bankasi AS	358,543
312,577	Turkiye Sise Ve Cam Fabrikalari AS	533,939
70,778	Ulker Biskuvi Sanayi AS	214,399
9,110	Vestel Beyaz Esya Sanayi Ve Ticaret AS	11,775
26,406	Vestel Elektonik Sanayi Ve Ticaret AS(b)	32,627
9,284	Yapi Kredi Sigorta AS	84,052
0	Zorlu Enerji Elektrik Uretim AS(b)	0

		7,287,691

UKRAINE — 0.0%
2,161	Kernel Holding SA(b)	47,629

UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc(b)	850,993
12,896	Exillon Energy Plc(b)	29,028
80,439	Lamprell Plc	454,295

		1,334,316

UNITED KINGDOM — 10.8%
929	4imprint Group Plc	4,146
23,380	888 Holdings Plc(b)	31,398
278,982	Aberdeen Asset Management Plc	1,283,576
7,449	Acal Plc	24,782
27,694	Admiral Group Plc	544,280
476,613	Aegis Group Plc	1,374,503
175,898	Afren Plc(b)	383,951
51,749	African Barrick Gold Ltd.	301,753
21,716	Aga Rangemaster Group Plc	28,194
139,796	AMEC Plc	2,575,034
71,361	Amlin Plc	381,948
51,177	Anglo Pacific Group Plc	265,777
2,770	Anglo-Eastern Plantations	35,986
68,300	Anite Plc	137,447

64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
97,903	Ashmore Group Plc	$607,902
273,530	Ashtead Group Plc	1,103,122
21,468	Aveva Group Plc	580,442
6,071	Avon Rubber Plc	27,784
1,751,755	AZ Electronic Materials SA(d)	9,049,036
115,161	Babcock International Group Plc	1,553,098
182,288	Balfour Beatty Plc	772,131
7,631	Barr (A.G.) Plc	144,030
181,030	Barratt Developments Plc(b)	392,803
139,552	BBA Aviation Plc	447,296
43,519	Bellway Plc	556,188
39,584	Berendsen Plc	330,841
108,436	Berkeley Group Holdings Plc(b)	2,254,317
1,309	Betfair Group Plc	16,783
11,891	Big Yellow Group Plc REIT	57,199
3,760	Bloomsbury Publishing Plc	6,346
1,068,769	Bodycote Plc(d)	7,378,594
90,227	Booker Group Plc	115,679
20,861	Boot (Henry) Plc	46,720
70,095	Bovis Homes Group Plc	526,014
5,449	Braemar Shipping Services Plc	34,267
6,177	Brammer Plc	36,891
81,352	Brewin Dolphin Holdings Plc	215,863
130,783	British Land Co. Plc REIT	1,038,742
3,462	British Polythene Industries Plc	18,976
22,208	Britvic Plc	137,750
71,760	BTG Plc(b)	442,429
150,395	Bunzl Plc	2,496,901
76,492	Cable & Wireless Communi- cations Plc	40,953
438,010	Cable & Wireless Worldwide Plc	252,280
10,834	Cadogan Petroleum Plc(b)	5,582
423,006	Cairn Energy Plc(b)	2,360,178
11	Camellia Plc	1,745
99,205	Capita Plc	1,067,430
74,940	Capital & Counties Properties Plc	242,024
91,052	Capital & Regional Plc(b)	49,502
24,640	Capital Shopping Centres Group Plc REIT	129,962
11,197	Carclo Plc	70,324
349,116	Carillion Plc	1,652,717
986	Carpetright Plc(b)	9,601
5,800	Centaur Media Plc	3,012
3,699	Charles Stanley Group Plc	17,477
2,606	Charles Taylor Consulting Plc	6,196
36,659	Chemring Group Plc	194,248
48,647	Chesnara Plc	138,951
21,496	Chime Communications Plc	76,051
43,740	Cineworld Group Plc	144,101
4,407	Clarkson Plc	96,554
61,525	Close Brothers Group Plc	736,387
2,097,554	Cobham Plc	7,710,342

Shares		Value

UNITED KINGDOM (continued)
114,494	Colt Group SA(b)	$197,705
25,602	Communisis Plc	14,387
63,868	Computacenter Plc	430,050
29,203	Concentric AB	262,863
6,595	Consort Medical Plc	70,961
199,220	Cookson Group Plc	2,345,647
5,190	Costain Group Plc	18,741
935,975	CPP Group Plc(d)	717,725
15,801	Cranswick Plc	206,430
4,000	Creston Plc	3,936
594,342	Croda International Plc(d)	21,528,953
73,400	CSR Plc	274,812
102,197	Daily Mail & General Trust Plc - Class A	690,457
54,059	Dairy Crest Group Plc	264,075
767,977	De La Rue Plc(d)	12,158,158
345,880	Debenhams Plc	463,658
6,887	Dechra Pharmaceuticals Plc	51,582
34,483	Derwent London Plc- REIT	974,867
25,677	Development Securities Plc	68,758
89,965	Devro Plc	450,132
6,324	Dialight Plc	106,224
5,188	Dignity Plc	70,725
966,544	Diploma Plc(d)	7,193,628
925,871	Dixons Retail Plc(b)	267,613
821,402	Domino Printing Sciences Plc(d)	7,984,999
42,149	Domino’s Pizza UK & Ireland Plc	300,634
295,471	Drax Group Plc	2,603,796
167,079	DS Smith Plc	454,994
6,273	Dunelm Group Plc	52,073
25,606	E2V Technologies Plc	60,672
79,189	easyJet Plc	637,311
230,794	Electrocomponents Plc	852,864
229,079	Elementis Plc	773,659
171,604	EnQuest Plc(b)	352,855
1,680,000	Ensco Plc - ADR	91,812,000
168,172	Enterprise Inns Plc(b)	167,850
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,205	Euromoney Institutional Investor Plc	104,530
304,900	F&C Asset Management Plc	333,263
100,698	Fenner Plc	736,711
74,493	Fiberweb Plc	70,119
9,707	Fidessa Group Plc	244,179
97,005	Filtrona Plc	731,103
2,172	Findel Plc(b)	123
121,073	Firstgroup Plc	382,762
402,982	Fortune Oil Plc	71,123
12,146	French Connection Group Plc	8,476
2,555	Fuller Smith & Turner - Class A	29,751
539,467	G4S Plc	2,447,904
28,463	Galliford Try Plc	301,638
5,558	Games Workshop Group Plc	51,144
54,226	Gem Diamonds Ltd.(b)	227,929

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
24,405	Genus Plc	$559,250
1,388,182	GKN Plc	4,589,123
3,552	GlobeOp Financial Services SA	27,958
14,268	Go-Ahead Group Plc	263,973
38,840	Great Portland Estates Plc REIT	226,984
434,770	Greene King Plc	3,602,032
15,572	Greggs Plc	126,738
70,960	Halfords Group Plc	316,808
1,146,917	Halma Plc(d)	7,540,264
84,204	Hammerson Plc REIT	570,671
73,847	Hansteen Holdings Plc REIT	87,907
16,173	Hardy Oil & Gas Plc(b)	38,977
78,688	Hargreaves Lansdown Plc	672,356
73,639	Hays Plc	106,721
7,301	Headlam Group Plc	35,724
41,557	Helical Bar Plc	127,973
17,724	Helphire Plc(b)	443
186,402	Henderson Group Plc	366,645
71,298	Hikma Pharmaceuticals Plc	726,657
29,183	Hill & Smith Holdings Plc	156,292
337	Hilton Food Group Ltd.	1,557
5,026	Hogg Robinson Group Plc	5,710
12,750	Home Retail Group Plc	22,058
87,969	Homeserve Plc	360,482
211,194	Howden Joinery Group Plc(b)	418,152
50,371	Hunting Plc	777,416
34,778	Huntsworth Plc	26,810
3,454	Hyder Consulting Plc	21,784
194,352	ICAP Plc	1,197,628
88,546	IG Group Holdings Plc	665,338
94,926	Imagination Technologies Group Plc(b)	1,059,132
102,510	IMI Plc	1,646,169
278,543	InchCape Plc	1,654,044
59,469	Inmarsat Plc	424,461
497,362	Innovation Group Plc(b)	171,524
87,863	Intercontinental Hotels Group Plc	2,091,840
293,727	International Consolidated Airlines Group(b)	840,881
1,042,380	Interserve Plc(d)	4,841,590
50,521	Intertek Group Plc	2,062,064
269,086	Invensys Plc	969,911
205,405	Investec Plc	1,184,067
67,026	IP Group Plc(b)	158,270
22,429	ITE Group Plc	82,228
1,283,644	ITV Plc	1,743,662
8,667	James Fisher & Sons Plc	79,928
28,273	Jardine Lloyd Thompson Group Plc	322,567
63,090	Jazztel Plc(b)	422,654
7,378	JD Sports Fashion Plc	98,185
26,702	JKX Oil & Gas Plc	59,369
4,183	John Menzies Plc	44,262
243,164	John Wood Group Plc	3,082,071
53,583	Johnson Matthey Plc	2,012,253

Shares		Value

UNITED KINGDOM (continued)
81,564	Johnston Press Plc(b)	$7,677
35,089	Jupiter Fund Management Plc	130,065
172,730	Kcom Group Plc	199,030
19,459	Keller Group Plc	142,110
39,738	Kesa Electricals Plc	35,148
10,701	Kewill Plc	13,199
17,238	Kier Group Plc	326,195
51,645	Kofax Plc(b)	239,710
98,592	Ladbrokes Plc	287,049
2,316,533	Laird Plc(d)	8,131,812
46,421	Land Securities Group Plc, REIT	548,075
13,753	Lavendon Group Plc	26,895
372,370	Logica Plc	470,765
64,985	London & Stamford Property Plc REIT	117,065
73,615	London Stock Exchange Group Plc	1,299,833
27,502	Lonmin Plc	465,076
43,642	Lookers Plc	44,621
22,684	Low & Bonar Plc	21,076
1,283	LSL Property Services Plc	5,002
354,344	Man Group Plc	595,193
6,088	Management Consulting Group Plc	3,804
47,388	Marshalls Plc	71,715
262,028	Marston’s Plc	414,827
55,254	McBride Plc(b)	113,883
1,105,080	McBride Plc - Redeemable B Shares(c)(d)	1,793
1,244	McKay Securities Plc REIT	2,604
27,151	Mears Group Plc	115,226
53,040	Mecom Group Plc	129,118
300,861	Meggitt Plc	1,994,574
330,160	Melrose Plc	2,342,058
11,210	Melrose Resources Plc	22,013
8,454	Metric Property Investments Plc REIT	12,279
99,955	Michael Page International Plc	674,175
69,830	Millennium & Copthorne Hotels Plc	550,544
119	Misys Plc(b)	673
45,596	Mitchells & Butlers Plc(b)	195,206
165,675	Mitie Group Plc	784,306
231,628	Mondi Plc	2,148,323
125,036	Moneysupermarket.com Group Plc	270,494
144,365	Morgan Crucible Co. Plc	761,443
15,010	Morgan Sindall Group Plc	162,358
12,739	Mothercare Plc	35,301
15,625	MWB Group Holdings Plc - Units(b)	1,490
80,593	N Brown Group Plc	299,781
136,397	National Express Group Plc	479,685
599	NCC Group Plc	8,613
41,270	Next Plc	1,961,761
55,574	Northgate Plc(b)	179,390

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
21,393	Novae Group Plc	$128,459
9,252	Ocado Group Plc(b)	19,490
2,372	Optos Plc(b)	9,893
4,108	Oxford Instruments Plc	81,603
75,490	Pace Plc	89,128
4,258	PayPoint Plc	44,191
149,749	Pendragon Plc(b)	35,847
135,216	Pennon Group Plc	1,615,095
256,487	Persimmon Plc	2,616,152
28,890	Petrofac Ltd.	813,466
32,236	Petropavlovsk Plc	249,442
36,290	Photo-Me International Plc	26,650
131,010	Premier Farnell Plc	456,487
89,898	Premier Foods Plc(b)(d)	23,708
96,409	Premier Oil Plc(b)	585,169
41,180	Provident Financial Plc	772,568
21,688	Psion Plc	19,711
279,236	Punch Taverns Plc(b)	43,958
19,519	PV Crystalox Solar Plc	1,425
78,418	PZ Cussons Plc	422,901
144,897	QinetiQ Group Plc	359,785
44,169	Quintain Estates & Development Plc(b)	27,418
4,954	Rathbone Brothers Plc	106,367
3,560	REA Holdings Plc	40,212
125,122	Redrow Plc(b)	249,765
9,324	Renishaw Plc	219,262
47,797	Renold Plc(b)	24,531
43,173	Renovo Group Plc(b)	11,824
235,480	Rentokil Initial Plc	330,760
69,193	Restaurant Group Plc	315,432
2,961,210	Rexam Plc	20,664,741
9,385	Ricardo Plc	53,080
36,161	Rightmove Plc	904,348
5,585	RM Plc	7,523
26,258	Robert Walters Plc	108,879
13,824	ROK Plc(b)(c)(d)	0
669,876	Rotork Plc(d)	23,993,248
75,411	RPC Group Plc	451,967
136,419	RPS Group Plc	524,263
1,121,227	RSA Insurance Group Plc	1,910,624
11,319	Safestore Holdings Plc	20,574
1,014,959	Sage Group Plc (The)	4,712,579
67,612	Salamander Energy Plc(b)	272,783
38,815	Savills Plc	225,263
101,874	Schroders Plc	2,344,401
42,407	Schroders Plc - Non Voting	774,940
35,597	SDL Plc	411,326
71,325	Segro Plc REIT	255,931
182,318	Senior Plc	630,233
621,506	Serco Group Plc	5,471,890
30,683	Severfield-Rowen Plc	92,122
89,681	Severn Trent Plc	2,459,685
94,571	Shaftesbury Plc REIT	785,047
269,219	Shanks Group Plc	404,147
224,592	SIG Plc	383,809

Shares		Value

UNITED KINGDOM (continued)
53,086	Smiths Group Plc	$921,841
22,043	Smiths News Plc	35,595
79,439	Soco International Plc(b)	386,765
10,749	Southern Cross Healthcare Group Plc(b)(c)(d)	0
393,703	Spectris Plc	12,050,435
15,017	Speedy Hire Plc	6,702
209,031	Spirax-Sarco Engineering Plc(d)	7,822,801
207,268	Spirent Communications Plc	571,839
208,127	Spirit Pub Co. Plc(b)	187,462
4,982	Sportech Plc(b)	4,083
94,269	Sports Direct International Plc(b)	462,334
96,548	St. James’s Place Plc	517,854
53,689	St. Modwen Properties Plc	146,164
154,395	Stagecoach Group Plc	621,409
1,050,987	Standard Life Plc	3,813,831
32,005	Sthree Plc	179,975
2,366	Stolt-Nielsen Ltd.	42,376
8,341	SuperGroup Plc(b)	47,080
30,559	Synergy Health Plc	412,128
14,308	T Clarke Plc	11,668
235,743	Talktalk Telecom Group Plc	489,330
214,060	Tate & Lyle Plc	2,398,786
788,084	Taylor Wimpey Plc	642,689
5,162	Ted Baker Plc	75,837
72,988	Telecity Group Plc(b)	955,911
12,866	Telecom Plus Plc	142,717
38,780	Timeweave Plc	13,453
3,226	Topps Tiles Plc	2,035
8,024	Torotrak Plc(b)	4,769
5,551	Town Centre Securities Plc REIT	17,072
85,551	Travis Perkins Plc	1,457,829
115,313	Trinity Mirror Plc(b)	60,821
1,355,957	TT electronics Plc(d)	4,181,112
62,760	Tullett Prebon Plc	349,866
28,712	UBM Plc	274,688
78,439	UK Coal Plc(b)	25,460
970	UK Mail Group Plc	3,723
400,981	Ultra Electronics Holdings Plc(d)	10,958,678
13,118	Umeco Plc	122,626
15,100	Unite Group Plc	47,848
257,394	United Utilities Group Plc	2,583,631
9,569	UTV Media Plc	23,605
197,460	Vectura Group Plc(b)	230,730
136,756	Vedanta Resources Plc	2,701,029
412,821	Victrex Plc(d)	9,727,936
11,826	Vitec Group Plc (The)	127,870
7,903	Volex Plc	33,700
81,025	Weir Group Plc (The)	2,242,001
50,439	Wetherspoon (J.D.) Plc	331,932
43,316	WH Smith Plc	370,468
126,411	Whitbread Plc	3,953,292
591,802	William Hill Plc	2,702,669

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
2,725,000	Willis Group Holdings Plc(d)	$99,353,500
15,003	Wilmington Group Plc	23,131
21,070	Wincanton Plc(b)	17,439
79,245	Wolfson Microelectronics Plc(b)	228,277
32,930	Workspace Group Plc REIT	120,646
2,214	WS Atkins Plc	26,122
24,432	WSP Group Plc	99,622
14,163	Xaar Plc	52,061
29,350	Xchanging Plc(b)	48,108
650,113	Yell Group Plc(b)	41,148
32,654	Yule Catto & Co. Plc	123,371

		542,161,663

UNITED STATES — 46.8%
250,000	ABM Industries, Inc.	5,820,000
1,043,107	Advance Auto Parts, Inc.	95,757,223
30,000	Advent Software, Inc.(b)	809,699
1,017	Allegheny Technologies, Inc.	43,670
155,000	Altera Corp.	5,513,350
65,000	American Public Education, Inc.(b)	2,256,799
50,000	AMETEK, Inc.	2,516,499
300	AMREP Corp.(b)	2,331
150,000	Amtrust Financial Services, Inc.	4,086,000
55,000	ANSYS, Inc.(b)	3,688,849
57,000	Apollo Group, Inc. - Class A(b)	2,007,539
165,000	Approach Resources Inc.(b)	5,920,200
223,000	Aptargroup, Inc.	12,155,730
78,840	Argonaut Gold, Inc.(b)	644,064
453,000	Ariba, Inc.(b)	17,304,600
45,000	Arthur J Gallagher & Co.	1,690,199
31,621	Atna Resources Ltd.(b)	39,372
235,000	Avon Products, Inc.	5,076,000
57,000	Bard (C.R.), Inc.	5,640,720
88	Berkshire Hills Bancorp, Inc.	1,997
153,000	Bio-Rad Laboratories, Inc. - Class A(b)	16,522,470
150,000	Bio-Reference Labs, Inc.(b)	3,197,999
2,600,000	BMC Software, Inc.(b)	107,276,000
23,400	BNK Petroleum, Inc.(b)	29,135
60,894	Boart Longyear Ltd.	265,849
275,000	Bottomline Technologies, Inc.(b)(d)	6,470,750
250,000	Brady Corp. - Class A	7,757,500
250,000	Brown & Brown, Inc.	6,742,500
100,600	Bryn Mawr Bank Corp.(d)	2,161,893
80,000	Capella Education Co.(b)	2,616,799
150,000	Cardtronics, Inc.(b)	3,954,000
3,576,000	CareFusion Corp.(b)(d)	92,654,160
30,000	Church & Dwight Co., Inc.	1,523,999
100,000	CLARCOR, Inc.	4,802,000
91,000	Clorox Co. (The)	6,379,100
75,000	Community Bank System, Inc.	2,108,999
300,000	comScore, Inc.(b)	5,976,000
30,000	Concho Resources, Inc.(b)	3,215,399
293,000	Concur Technologies, Inc.(b)	16,572,080

Shares		Value

UNITED STATES (continued)
90,000	CoStar Group, Inc.(b)	$6,560,100
2,510,000	Crown Holdings, Inc.(b)(d)	92,819,800
350,000	Denbury Resources, Inc.(b)	6,664,000
76,000	DeVry, Inc.	2,443,399
1,000,000	Dolby Laboratories, Inc. - Class A(b)	39,230,000
227,270	Dollar Tree, Inc.(b)	23,104,268
115,000	Dover Corp.	7,205,900
81,000	Energizer Holdings, Inc.(b)	5,777,730
200,000	EnPro Industries, Inc.(b)	8,282,000
161,000	Esterline Technologies Corp.(b)	11,026,890
175,000	Financial Engines, Inc.(b)	3,997,000
2,334	First Acceptance Corp.(b)	3,594
77,000	First Republic Bank (California)(b)	2,543,309
1,595,000	Fiserv, Inc.(b)(d)	112,112,550
740,000	Flowers Foods, Inc.	15,873,000
925,000	Flowserve Corp.(d)	106,310,250
50,000	Gardner Denver, Inc.	3,256,999
150,000	Genomic Health, Inc.(b)	4,299,000
250,000	Gen-Probe, Inc.(b)	20,387,500
1,115	Golden Minerals Co.(b)	8,329
89,961	Golden Star Resources Ltd.(b)	138,423
175,000	Gulfport Energy Corp.(b)	4,586,750
250,000	Harris Teeter Supermarkets, Inc.	9,492,500
1,184,150	Henry Schein, Inc.(b)(d)	90,871,671
110,000	Hittite Microwave Corp.(b)	5,889,400
120,000	HJ Heinz Co.	6,397,200
125,000	HUB Group, Inc. - Class A(b)	4,375,000
325,000	IDEX Corp.	14,075,750
35,000	IHS, Inc. - Class A(b)	3,537,449
150,000	II-VI, Inc.(b)	3,061,499
100,000	Independent Bank Corp.(d)	2,806,999
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	0
250,000	Integra LifeScience Holdings Corp.(b)	9,307,500
4,000,000	International Game Technology	62,320,000
9,084	International Minerals Corp.(b)	48,737
105,000	Intuit, Inc.	6,086,850
257,000	Jack Henry & Associates, Inc.	8,727,720
34,081	Jaguar Mining, Inc.(b)	94,875
320,000	John Wiley & Sons, Inc. - Class A(d)	14,460,800
200,000	K12, Inc.(b)	5,100,000
14,900	Kaydon Corp.	365,497
98,000	Kellogg Co.	4,955,860
620,000	Key Energy Services, Inc.(b)	7,849,200
70,000	Laboratory Corp. of America Holdings(b)	6,152,300
150,000	Lancaster Colony Corp.(d)	9,781,500
155,000	Life Technologies Corp.(b)	7,185,800
150,000	LogMein, Inc.(b)	5,401,500
250,000	Luminex Corp.(b)	6,260,000
350,000	Masimo Corp.(b)	7,745,500

68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,422,624	McCormick & Co., Inc.(d)	$79,538,908
175,000	Measurement Specialties, Inc.(b)(d)	6,252,750
400,000	MedAssets, Inc.(b)	5,044,000
175,000	Medidata Solutions, Inc.(b)	4,534,250
75,000	MICROS Systems, Inc.(b)	4,262,250
115,000	Molson Coors Brewing Co. - Class B	4,781,700
180,000	Morningstar, Inc.(d)	10,389,600
677	Movie Gallery, Inc.(b)(c)(d)	0
377,000	Myriad Genetics, Inc.(b)	9,805,770
393,000	National Instruments Corp.	10,689,600
150,000	Navigators Group, Inc. (The)(b)(d)	7,125,000
2,236,746	NetApp, Inc.(b)	86,852,847
150,000	NeuStar, Inc. - Class A(b)	5,452,500
350,000	Northern Oil and Gas, Inc.(b)	6,800,500
155,000	Northern Trust Corp.	7,376,450
350,000	NuVasive, Inc.(b)	5,799,500
200,000	Oasis Petroleum, Inc.(b)	6,614,000
20,000	Oil States International, Inc.(b)	1,591,599
1,973,500	Omnicom Group, Inc.	101,260,285
38,000	Pall Corp.	2,265,179
43,000	Parker Hannifin Corp.	3,770,669
115,000	Pentair, Inc.	4,984,100
100,000	Petroleum Development Corp.(b)	3,438,999
30,000	Pioneer Natural Resources Co.	3,474,599
68,500	PROS Holdings, Inc.(b)	1,348,765
366,000	QLIK Technologies, Inc.(b)	10,544,460
125,000	Quality Systems, Inc.	4,675,000
50,000	Ralcorp Holdings, Inc.(b)	3,640,499
26,988	Ram Power Corp.(b)	9,016
70,700	Raven Industries, Inc.(d)	4,256,847
25,000	RBC Bearings, Inc.(b)	1,171,999
38,000	Red Hat, Inc.(b)	2,265,179
135,000	ResMed, Inc.(b)	4,591,350
600,000	Resolute Energy Corp.(b)	6,366,000
100,000	Robbins & Myers, Inc.	4,871,000
25,000	Roper Industries, Inc.	2,547,499
400	Salem Communications Corp. - Class A	2,143
400,000	Sapient Corp.	4,788,000
300,000	Sensient Technologies Corp.	11,145,000
200,000	Silgan Holdings, Inc.	8,774,000
54,221	Sims Metal Management Ltd.	803,366
400,000	Smart Balance, Inc.(b)	2,359,999
375,000	Snyders-Lance, Inc.(d)	9,705,000
75,000	SolarWinds, Inc.(b)	3,518,249
116,000	Solera Holdings, Inc.	5,213,040
200,000	Spectrum Brands Holdings, Inc.(b)	6,902,000
79,000	St. Jude Medical, Inc.	3,058,879
155,000	STERIS Corp.	4,868,550
30,000	Strayer Education, Inc.	2,960,399
26,948	Student Transportation, Inc.	183,591

Shares		Value

UNITED STATES (continued)
546,000	Superior Energy Services, Inc.(b)	$14,698,320
21,389	SXC Health Solutions Corp.(b)	1,939,593
57,000	T Rowe Price Group, Inc.	3,597,555
75,000	Techne Corp.	5,020,500
135,000	Teleflex, Inc.	8,460,450
9,100	Tenet Healthcare Corp.(b)	47,229
2,353,855	Tenneco, Inc.(b)(d)	72,569,350
500,000	TETRA Technologies, Inc.(b)	4,355,000
175,000	TreeHouse Foods, Inc.(b)	10,064,250
350,000	Trimas Corp.(b)(d)	7,703,500
1,480,000	Tupperware Brands Corp.(d)	92,189,200
50,000	Ultimate Software Group, Inc.(b)	3,857,999
300,000	UMB Financial Corp.(d)	14,415,000
39,856	Ur-Energy, Inc.(b)	43,170
250,000	UTi Worldwide, Inc.	4,167,500
250,000	VCA Antech, Inc.(b)	5,915,000
3,284	VeriFone Systems, Inc.(b)	156,450
152,000	Verisk Analytics, Inc. - Class A(b)	7,440,400
150,000	Volcano Corp.(b)	4,072,500
150,000	W.R. Berkley Corp.	5,649,000
277,000	Waddell & Reed Financial, Inc. - Class A	8,858,460
125,000	Washington Trust Bancorp, Inc.(d)	2,958,749
200	WaterFurnace Renewable Energy, Inc.	3,654
1,131,151	Waters Corp.(b)	95,141,111
326,000	West Pharmaceutical Services, Inc.(d)	14,637,400
1,850,000	Western Digital Corp.(b)	71,798,500
141,000	Whiting Petroleum Corp.(b)	8,065,200
1,419,444	Wisconsin Energy Corp.	52,292,317
275,000	Wolverine World Wide, Inc.	11,536,250
100,000	Wright Express Corp.(b)	6,382,000
2,185,000	Xilinx, Inc.	79,490,300
50,000	Zimmer Holdings, Inc.	3,146,499

		2,353,530,662

Total Common Stocks (Cost $3,734,232,311)		4,636,670,031

INVESTMENT COMPANY — 0.1%
6,981,300	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	6,981,300

Total Investment Company (Cost $6,981,300)		6,981,300

EXCHANGE TRADED FUNDS — 4.1%
1,035,400	iShares MSCI EAFE Small Cap Index Fund	41,229,628
1,772,100	iShares MSCI Emerging Markets Index Fund	74,782,620
119,861	iShares MSCI Japan Small Cap Index Fund	5,477,648

69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Shares		Value

1,204,000	iShares MSCI Malaysia Index Fund	$17,470,040
1,120,400	iShares MSCI Singapore Index Fund	14,576,404
64,000	SPDR Russell Nomura Small Cap Japan Fund	2,752,639
600,000	SPDR S&P Emerging Markets Small Cap Fund	26,736,000
714,800	SPDR S&P International Small Cap Fund	20,207,396

Total Exchange Traded Funds (Cost $168,331,618)		203,232,375

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
2,285	Vertjysk Bank Rights, Expire 5/21/12(b)	2,155

Consumer Discretionary — 0.0%
9,250	Accell Group Coupons(b)(c)(d)	0
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
300	Progress-Werk Oberkirch Rights, Expire 5/14/12(b)(c)(d)	0
18,768	Redrow Plc Rights, Expire 5/8/12(b)(c)(d)	0
14,713	Ten Cate NV Coupons, Expire 5/17/12(b)(c)(d)	0
27,312	Wolters Kluwer NV Coupons, Expire 5/16/12(b)(c)(d)	0
46,666	Xiwang Sugar Holdings Co. Ltd. Warrants, Expire 2/22/12(b)(c)(d)	0

		0

Consumer Staples — 0.0%
24,350	Malayan Flour Mills Warrants(b)(c)(d)	0
33,453	Thai Union Frozen Rights, Expire 5/18/12(b)(c)(d)	24,750

		24,750

Health Care — 0.0%
2,066	Dechra Pharmaceuticals Plc Rights, Expire 5/15/12(b)	5,264
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
19,566	Mediq NV Coupons, Expire 5/7/12(b)(c)(d)	0

		5,264

Shares		Value

Industrials — 0.0%
47,325	Aalberts Industries NV Coupons, Expire 5/25/12(b)(c)(d)	$0
40,800	Beijing Yu Sheng Tang Pharmaceutical Group Ltd. Warrants, Expire 3/7/14(b)	158
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	40,058
16,720	Imtech NV Coupons(b)(c)(d)	0
111,819	Koninklijke BAM Groep NV Coupons, Expire 5/22/12(b)(c)(d)	0
100,278	TNT Express NV Coupons(b)(c)(d)	0
26,991	VDM Group Ltd. Warrants, Expire 11/30/13(b)	816

		41,032

Information Technology — 0.0%
32,423	BE Semiconductor Industries NV Coupons, Expire 5/31/12(b)(c)(d)	0

Materials — 0.0%
1,767	Duluth Exploration Ltd. Special Warrants, Expire 1/18/13(b)(c)(d)	805
611	Resource & Investment NL Warrants, Expire 5/31/13(b)	54

		859

Real Estate — 0.0%
350,738	Allied Properties Ltd. Warrants, Expire 6/13/16(b)(d)	3,571
4,647	Cheuk Nang Holdings Ltd. Warrants, Expire 4/20/13(b)(d)	641
33,151	Klepierre Coupons, Expire 5/4/12(b)(c)(d)	0
105,112	Sinarmas Land Ltd. Warrants, Expire 11/18/15(b)	16,988

		21,200

Telecommunication Services — 0.0%
3,941	M2 Telecommunications Group Ltd. Rights, Expire 5/11/12(b)	1,643

Total Rights/Warrants (Cost $13,676)		96,903

70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 2.2%
Federal Home Loan Bank — 2.2%
$5,000,000	0.02%, 05/04/2012(g)	$4,999,965
9,000,000	0.02%, 05/08/2012(g)	8,999,965
30,000,000	0.03%, 05/01/2012(g)	30,000,000
5,000,000	0.03%, 05/11/2012(g)	4,999,958
5,000,000	0.03%, 05/15/2012(g)	4,999,942
10,000,000	0.03%, 05/16/2012(g)	9,999,667
15,000,000	0.04%, 05/14/2012(g)	14,999,792
33,000,000	0.08%, 05/09/2012(g)	32,999,419

Total U.S. Government Agencies (Cost $111,998,708)		111,998,708

U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
10,000,000	0.03%, 05/10/2012(g)	9,999,931

Total U.S. Government Securities (Cost $9,999,931)		9,999,931

Shares

CASH SWEEP — 1.3%

62,984,826	Citibank - US Dollars on Deposit in Custody Account0.02%(f)	62,984,826

Total Cash Sweep (Cost $62,984,826)		62,984,826

TOTAL INVESTMENTS — 100.1% (Cost $4,094,542,370)(a)		5,031,964,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,068,882)

NET ASSETS — 100.0%		$5,028,895,192

(a)	Cost for federal income tax purposes is $4,098,565,014 and net unrealized appreciation of investments is as follows:

Unrealized appreciation.	$1,064,772,099
Unrealized depreciation.	(131,373,039)
Net unrealized appreciation	$933,399,060

(b)	Non-income producing security.

(c)

Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,211,884, which is 0.02% of net assets and the cost is $3,102,589.

(d)	This security is considered either fully or partially illiquid.

These securities, or portions thereof have a value of $554,965,654 or 11.04% of net assets.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	Rate shown represents current yield at April 30, 2012.

(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.9%
Consumer Discretionary	15.6%
Consumer Staples	6.1%
Diversified Financials	1.9%
Energy	5.3%
Health Care	11.6%
Industrials	16.0%
Information Technology	16.8%
Insurance	4.2%
Materials	8.2%
Real Estate	2.1%
Telecommunication Services	0.4%
Utilities	2.1%
Other*	7.8%

Total	100.0%

*

Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

71

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Old Westbury Funds, Inc.

By (Signature and Title)*		/s/ David W. Rossmiller

David W. Rossmiller, President
(Principal Executive Officer)

Date	6/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David W. Rossmiller

David W. Rossmiller, President
(Principal Executive Officer)

Date	6/20/12

By (Signature and Title)*		/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	6/20/12

* Print the name and title of each signing officer under his or her signature.